As filed with the Securities and Exchange Commission on February 5, 2013.
Registrations Nos. 333-100907
811-09203

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.
Post-Effective Amendment No. 24	☑
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 225	☑
(Check appropriate box or boxes)

SEPARATE ACCOUNT A
(Exact Name of Registrant)
PACIFIC LIFE & ANNUITY COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)
(949) 219-3943
(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage
Assistant Vice President
Pacific Life & Annuity Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and address of agent for service)

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on __________ pursuant to paragraph (b) of Rule 485

☑	60 days after filing pursuant to paragraph (a) (1) of Rule 485

☐	on __________ pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Interests in the Separate Account Under Pacific Odyssey individual flexible premium deferred variable annuity contract.
Filing Fee: None

PACIFIC ODYSSEY®	PROSPECTUS MAY 1, 2013

Pacific Odyssey is an individual flexible premium deferred variable annuity contract issued by Pacific Life & Annuity Company through Separate Account A of Pacific Life & Annuity Company.

In this Prospectus, you and your mean the Contract Owner or Policyholder. Pacific Life & Annuity, PL&A, we, us and our refer to Pacific Life & Annuity Company. Pacific Life, PL and administrator means Pacific Life Insurance Company. Contract means a Pacific Odyssey variable annuity contract, unless we state otherwise.

This Prospectus provides information you should know before buying a Contract. Please read the Prospectus carefully, and keep it for future reference.

The Variable Investment Options available under this Contract invest in portfolios of the following Funds:

Pacific Select Fund

AIM Variable Insurance Funds
(Invesco Variable Insurance Funds)

AllianceBernstein Variable Products Series Fund, Inc.

American Century Variable Portfolios, Inc.

BlackRock Variable Series Funds, Inc.

Fidelity® Variable Insurance Products Funds

First Trust Variable Insurance Trust

Franklin Templeton Variable Insurance Products Trust

GE Investments Funds, Inc.

Janus Aspen Series

Lord Abbett Series Fund, Inc.

MFS® Variable Insurance Trust

PIMCO Variable Insurance Trust

Van Eck VIP Trust

You will find more information about the Contract and Separate Account A in the Statement of Additional Information (SAI) dated May 1, 2013. The SAI has been filed with the Securities and Exchange Commission (SEC) and is considered to be part of this Prospectus because it’s incorporated by reference. You will find a table of contents for the SAI on page 81 of this Prospectus. You can get a copy of the SAI without charge by calling or writing to Pacific Life & Annuity Company or you can visit our website at www.pacificlife.com. You can also visit the SEC’s website at www.sec.gov, which contains the SAI, material incorporated into this Prospectus by reference, and other information about registrants that file electronically with the SEC.

This Contract is not available in all states. This Prospectus is not an offer in any state or jurisdiction where we are not legally permitted to offer the Contract.

The Contract is described in detail in this Prospectus and its SAI. A Fund is described in its Prospectus and its SAI. No one has the right to describe the Contract or a Fund any differently than they have been described in these documents.

You should be aware that the SEC has not approved or disapproved of the securities or passed upon the accuracy or adequacy of the disclosure in this Prospectus. Any representation to the contrary is a criminal offense.

This material is not intended to be used, nor can it be used by any taxpayer, for the purpose of avoiding U.S. federal, state or local tax penalties. Pacific Life & Annuity Company, its distributors and their respective representatives do not provide tax, accounting or legal advice. Any taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. It’s not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in a Contract involves risk, including possible loss of principal.

VARIABLE INVESTMENT OPTIONS

Pacific Select Fund

Emerging Markets Debt
International Small-Cap
Mid-Cap Value
Equity Index
Small-Cap Index
Small-Cap Equity
American Funds® Asset Allocation
American Funds® Growth-Income
American Funds® Growth
Large-Cap Value
Technology
Floating Rate Loan	Global Absolute Return Small-Cap Growth Comstock Growth LT Focused 30 Health Sciences International Value Long/Short Large-Cap International Large-Cap Mid-Cap Growth Real Estate Small-Cap Value	Main Street® Core
Emerging Markets
Cash Management
High Yield Bond
Managed Bond
Inflation Managed
Pacific Dynamix – Conservative Growth
Pacific Dynamix – Moderate Growth
Pacific Dynamix – Growth
Portfolio Optimization Conservative
Portfolio Optimization Moderate-Conservative
Portfolio Optimization Moderate	Portfolio Optimization Growth
Portfolio Optimization Aggressive-Growth
Mid-Cap Equity
Dividend Growth
Short Duration Bond
Currency Strategies
Large-Cap Growth
Precious Metals
Diversified Bond
Inflation Protected

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Balanced-Risk Allocation Fund Series II	AllianceBernstein Variable Products Series Fund, Inc. AllianceBernstein VPS Balanced Wealth Strategy Portfolio Class B	American Century Variable Portfolios, Inc. American Century VP Mid Cap Value Class II

BlackRock Variable Series Funds, Inc. BlackRock Global Allocation V.I. Fund Class III	Fidelity® Variable Insurance Products Funds Fidelity VIP Contrafund® Portfolio Service Class 2 Fidelity VIP FundsManager® 60% Portfolio Service Class 2	First Trust Variable Insurance Trust First Trust/Dow Jones Dividend & Income Allocation Portfolio

Franklin Templeton Variable Insurance Products Trust
Franklin Rising Dividends Securities Fund Class 2
Franklin Templeton VIP Founding Funds Allocation Fund Class 4
Mutual Global Discovery Securities Fund Class 2
Templeton Global Bond Securities Fund Class 2	GE Investments Funds, Inc. GE Investments Total Return Fund Class 3	Janus Aspen Series Janus Aspen Balanced Portfolio Service Shares

Lord Abbett Series Fund, Inc. Lord Abbett Bond Debenture Portfolio Class VC	MFS® Variable Insurance Trust MFS® Total Return Series – Service Class MFS® Utilities Series – Service Class	PIMCO Variable Insurance Trust PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class PIMCO Global Multi-Asset Portfolio – Advisor Class

Van Eck VIP Trust Van Eck VIP Global Hard Assets Fund Class S

YOUR GUIDE TO THIS PROSPECTUS

AN OVERVIEW OF PACIFIC ODYSSEY

This overview tells you some key things you should know about your Contract. It’s designed as a summary only – please read this Prospectus, your Contract and the Statement of Additional Information (SAI) for more detailed information.

Rules about how annuity contracts are described or administered are reflected in your Contract and in Riders or Endorsements to your Contract. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract (including any riders and/or endorsements) represents the contractual agreement between you and us. Any guarantees provided for under your Contract or through optional riders are backed by our financial strength and claims-paying ability. You must look to the strength of the insurance company with regard to such guarantees. Your financial advisor or financial advisor’s firm is not responsible for any Contract guarantees.

Some of the Terms used in this Prospectus may be new to you. You will find a glossary of certain terms in the TERMS USED IN THIS PROSPECTUS section.

Pacific Odyssey Basics

An annuity contract may be appropriate if you are looking for retirement income or you want to meet other long-term financial objectives. Discuss with your financial advisor whether a variable annuity, optional benefits and which underlying Investment Options are appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information. Together you can decide if a variable annuity is right for you.

This Contract may not be the right one for you if you need to withdraw money for short-term needs, because tax penalties for early withdrawal may apply.

You should consider the Contract’s investment and income benefits, as well as its costs.

The Contract is an annuity contract between you and PL&A. Annuity contracts have two phases, the accumulation phase and the annuitization phase. The two phases are discussed below.

This Contract is designed for long-term financial planning. It allows you to invest money on a tax-deferred basis for retirement or other goals, and/or to receive income in a variety of ways, including a series of income payments for life or for a specified period of years.

Non-Qualified and Qualified Contracts are available. You buy a Qualified Contract under a qualified retirement or pension plan, or some form of an individual retirement annuity or account (IRA). It is important to know that IRAs and qualified plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or qualified plan. An annuity contract should only be used to fund an IRA or qualified plan to benefit from the annuity’s features other than tax deferral.

The Contract is a variable annuity, which means that your Contract Value fluctuates depending on the performance of the Investment Options you choose. The Contract allows you to choose how often you make Investments (“Purchase Payments”) and how much you add each time, subject to certain limitations.

Your Right to Cancel (“Free Look”)

During the Free Look period, you have the right to cancel your Contract and return it with instructions to us or to your financial advisor for a refund. The amount refunded may be more or less than the Purchase Payments you have made, depending on the type of Contract you purchased. You will find a complete description of the Free Look period that applies to your Contract on the Contract’s cover sheet or notice that accompanies your Contract. The Free Look period ends 10 days after you receive your Contract. If you are replacing another annuity contract or life insurance policy, your Free Look period ends 60 days after you receive your Contract.

For more information about the Right to Cancel (“Free Look”) period see WITHDRAWALS – Right to Cancel (“Free Look”).

The Accumulation Phase

The Investment Options you choose and how they perform will affect your Contract Value during the accumulation phase, as well as the amount available to annuitize on the Annuity Date.

The accumulation phase begins on your Contract Date and continues until your Annuity Date. During the accumulation phase, you can put money in your Contract by making Purchase Payments subject to certain limitations, and choose Investment Options in which to allocate them. You can also take money out of your Contract by making a withdrawal.

Investments (“Purchase Payments”)

Your initial Purchase Payment must be at least $25,000 for a Non-Qualified Contract or a Qualified Contract. Additional Purchase Payments must be at least $250 for a Non-Qualified Contract and $50 for a Qualified Contract. Currently, we are not enforcing the minimum initial Purchase Payment on Qualified Contracts or the minimum additional Purchase Payment amounts on Qualified and Non-Qualified Contracts, but we reserve the right to enforce such minimums in the future.

If you purchase an optional rider, we reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we decide to no longer accept Purchase Payments for any Rider, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit rider that you may own. We may reject or restrict additional Purchase Payments to help protect our ability to provide the guarantees under these riders.

For more information about Making Your Investments (“Purchase Payments”) see PURCHASING YOUR CONTRACT – Making Your Investments (“Purchase Payments”).

Investment Options

Ask your financial advisor to help you choose the right Investment Options for your goals and risk tolerance. Any financial firm or financial advisor you engage to provide advice and/or make transfers for you is not acting on our behalf. We are not responsible for any investment decisions or allocations you make, recommendations such financial advisors make or any allocations or specific transfers they choose to make on your behalf. Some broker-dealers may not allow or may limit the amount you may allocate to certain Investment Options.

You can choose from a selection of Variable Investment Options (also called Subaccounts), each of which invests in a corresponding Fund Portfolio. The value of each Portfolio will fluctuate with the value of the investments it holds, and returns are not guaranteed.

The purchase of an optional living benefit rider may limit the number of Investment Options that are otherwise available to you under the Contract while a rider is in effect. See OPTIONAL LIVING BENEFIT RIDERS – General Information – Investment Allocation Requirements.

We allocate your Purchase Payments to the Investment Options you choose. Your Contract Value will fluctuate during the accumulation phase depending on the Investment Options you have chosen. You bear the investment risk of any Variable Investment Options you choose.

For more information about the Investment Options and the Investment Advisers see YOUR INVESTMENT OPTIONS – Your Variable Investment Options.

Transferring Among Investment Options

You can transfer among Investment Options any time, subject to certain limitations, until your Annuity Date without paying any current income tax. Transfers are limited to 25 for each calendar year. Only 2 transfers per month may involve the Invesco V.I. Balanced-Risk Allocation Fund, BlackRock Global Allocation V.I. Fund, GE Investments Total Return Fund, International Value, International Small-Cap, International Large-Cap, Emerging Markets, Emerging Markets Debt, First Trust/Dow Jones Dividend & Income Allocation Portfolio, Fidelity VIP FundsManager 60% Portfolio, Mutual Global Discovery Securities Fund, Templeton Global Bond Securities Fund or PIMCO Global Multi-Asset Investment Options. In addition, only 2 transfers into or out of each American Funds (American Funds Asset Allocation, American Funds Growth or American Funds Growth-Income), Global Absolute Return, Currency Strategies, Precious Metals, Lord Abbett Bond Debenture Portfolio, MFS Utilities Series, PIMCO CommodityRealReturn Strategy Portfolio, or Van Eck Global Hard Assets Fund Investment Option may occur in any calendar month. If you have used all 25 transfers in a calendar year, you may make 1 additional transfer of all or a portion of your Variable Account Value to the Cash Management Investment Option before the start of the next calendar year. You can also make systematic transfers by enrolling in our dollar cost averaging, portfolio rebalancing or earnings sweep programs. Transfers made under these systematic transfer programs or automatic quarterly rebalancing under the Custom Model program are excluded from these limitations.

For more information about transfers and transfer limitations see HOW YOUR PURCHASE PAYMENTS ARE ALLOCATED – Transfers and Market-timing Restrictions.

AN OVERVIEW OF PACIFIC ODYSSEY

Withdrawals

You can make full and partial withdrawals to supplement your income or for other purposes. There is no withdrawal charge.

In general, you may have to pay income taxes on withdrawals or other distributions from your Contract. If you are under age 59 1/2, a 10% federal tax penalty may also apply to taxable withdrawals.

For more information about withdrawals and withdrawal minimums see WITHDRAWALS – Optional Withdrawals.

The Annuitization Phase

The annuitization phase of your Contract begins on your Annuity Date. Generally, you can choose to surrender your Contract and receive a single payment or you can annuitize your Contract and receive a series of income payments over a fixed period or for life.

You can choose fixed or variable annuity payments, or a combination of both. You can choose monthly, quarterly, semi-annual or annual payments. We will make the income payments to you or your designated payee. The Owner is responsible for any tax consequences of any annuity payments.

If you choose variable annuity payments, the amount of the payments will fluctuate depending on the performance of the Variable Investment Options you choose. After your Annuity Date, if you choose variable annuity payments, you can exchange your Subaccount Annuity Units among the Variable Investment Options up to 4 times in any 12-month period.

For more information about annuitization see ANNUITIZATION and annuity options available under the Contract see ANNUITIZATION – Choosing Your Annuity Option – Annuity Options.

The Death Benefit

Generally, the Contract provides a death payout upon the first death of an Owner or the death of the sole surviving Annuitant, whichever occurs first, during the accumulation phase. Death benefit proceeds are payable when we receive proof of death and payment instructions In Proper Form. To whom we pay a death benefit, and how we calculate the death benefit amount depends on who dies first and the type of Contract you own.

For more information about the death benefit see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Death Benefits.

Optional Riders

Optional Riders are subject to availability (including state availability) and may be discontinued for purchase at anytime without prior notice. Before purchasing any optional Rider, make sure you understand all of the terms and conditions and consult with your financial advisor for advice on whether an optional Rider is appropriate for you. We reserve the right to restrict the purchase of an optional living benefit Rider to only Contract issue in the future. Your election to purchase an optional Rider must be received In Proper Form.

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we decide to no longer accept Purchase Payments for any Rider, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own. We may reject or restrict additional Purchase Payments to help protect our ability to provide the guarantees under these riders. See the Subsequent Purchase Payments subsection for any of the optional living benefit riders in the OPTIONAL LIVING BENEFIT RIDERS section for additional information.

Stepped-Up Death Benefit

This optional Rider offers you the ability to lock in market gains for your beneficiaries with a stepped-up death benefit, which is the highest Contract Value on any previous Contract Anniversary (prior to the Annuitant’s 81st birthday) adjusted for additional Purchase Payments and withdrawals. You can only buy this Rider when you buy your Contract.

For more information about the Stepped-Up Death Benefit see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Stepped-Up Death Benefit.

Optional Living Benefit Riders

Living benefit riders available through this Contract, for an additional cost, are categorized as guaranteed minimum withdrawal benefit or guaranteed minimum accumulation benefit riders. The following is a list (which may change from time to time) of riders currently available:

Guaranteed Minimum Withdrawal Benefit

•	CoreIncome Advantage 4 Select (Single or Joint)

•	CoreIncome Advantage Select (Single or Joint)

•	Income Access Select

The guaranteed minimum withdrawal benefit riders focus on providing an income stream for life or over a certain period through withdrawals during the accumulation phase, if certain conditions are met. The riders have the same basic structure with differences in the percentage that may be withdrawn each year, how long the withdrawals may last (for example, certain number of years, for a single life or for joint lives), and what age lifetime withdrawals may begin, if applicable. The riders also offer the potential to lock in market gains on each Contract Anniversary which may increase the annual amount you may withdraw each year under the rider. The riders provide an income stream regardless of market performance, even if your Contract Value is reduced to zero.

Guaranteed Minimum Accumulation Benefit

•	Guaranteed Protection Advantage 3 Select

The guaranteed minimum accumulation benefit rider focuses on providing principal protection, if certain conditions are met. If your Contract Value is less than the protected amount at the end of a 10-year term, we will make up the difference by making a one-time addition to your Contract Value. The rider also offers the potential to increase the protected amount by locking in any Contract Value increases after a certain number of years. If you lock in any Contract Value increases, the new protected amount will equal your Contract Value and a new 10-year term will begin.

Additional Information Applicable to Optional Living Benefit Riders

You can find more information about the costs associated with the optional riders within the next few pages and in the CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges section. You can find complete information about each optional rider and its key features and benefits in the OPTIONAL LIVING BENEFIT RIDERS section.

You may purchase an optional Rider on the Contract Date or on any Contract Anniversary (if available). In addition, if you purchase a Rider within 60 days after the Contract Date or, if available, within 60 days after any Contract Anniversary, the Rider Effective Date will be that Contract Date or Contract Anniversary. Your election to purchase an optional Rider must be received In Proper Form.

At initial purchase and during the entire time that you own an optional living benefit Rider, you must invest your entire Contract Value in an asset allocation program or in Investment Options we make available for these Riders. The allocation limitations associated with these Riders may limit the number of Investment Options that are otherwise available to you under your Contract. See OPTIONAL LIVING BENEFIT RIDERS – General Information – Investment Allocation Requirements. Failure to adhere to the Investment Allocation Requirements may cause your Rider to terminate. We reserve the right to add, remove or change asset allocation programs or Investment Options we make available for these Riders at any time. We may make such a change due to a fund reorganization, fund substitution, to help protect our ability to provide the guarantees under these riders, or otherwise.

Distributions made due to a request for partial annuitization, divorce instructions or under Code Section 72(t)/72(q) (substantially equal periodic payments) are treated as withdrawals for Contract purposes and may adversely affect Rider benefits.

Taking a withdrawal before a certain age or a withdrawal that is greater than the annual withdrawal amount (“excess withdrawal”) under a particular Rider may result in adverse consequences such as a permanent reduction in Rider benefits or the failure to receive lifetime withdrawals under a Rider. If you would like to make an excess withdrawal and are uncertain how an excess withdrawal will reduce your future guaranteed withdrawal amounts, then you may contact us prior to requesting the withdrawal to obtain a personalized, transaction specific calculation showing the effect of the excess withdrawal.

Some optional riders allow for owner elected Resets/Step-Ups. If you elect to Reset/Step-Up, your election must be received, In Proper Form, within 60 days after the Contract Anniversary (“60 day period”) on which the Reset/Step-Up is effective. We may, at our sole discretion, allow Resets/Step-Ups after the 60 day period. We reserve the right to refuse a Reset/Step-Up request after the 60 day period regardless of whether we may have allowed you or others to Reset/Step-Up in the past. Each Contract Anniversary starts a new 60 day period in which a Reset/Step-Up may be elected.

Taking a loan while an optional living benefit Rider is in effect will terminate your Rider. Work with your financial advisor before taking a loan.

AN OVERVIEW OF PACIFIC ODYSSEY

Work with your financial advisor to review the different riders available for purchase, how they function, how the riders differ from one another, and to understand all of the terms and conditions of an optional rider prior to purchase.

Fees and Expenses

This section of the overview explains the fees and expenses that you will pay when buying, owning and surrendering your Pacific Odyssey Contract.

Contract Transaction Expenses

There are no front-end sales charges or withdrawal charges. Premium taxes and/or other taxes may apply to your Contract. We generally charge state premium taxes when you annuitize your Contract, but there are other times when we charge them to your Contract instead. Please see your Contract for details.

Periodic Expenses

The following describes the fees and expenses that you will pay periodically during the time you own the Contract, not including Portfolio fees and expenses.

Separate Account A Annual Expenses (as a percentage of the average daily Variable Account Value1):

	Without Stepped-Up	With Stepped-Up
	Death Benefit Rider	Death Benefit Rider

• Mortality and Expense Risk Charge[2]	0.15%	0.15%
• Administrative Fee[2]	0.25%	0.25%
• Stepped-Up Death Benefit Rider Charge[2,3]	N/A	0.20%

• Total Separate Account A Annual Expenses	0.40%	0.60%

Loan Expenses (interest on Contract Debt) (Loans are only available with certain Qualified Contracts. See FEDERAL TAX ISSUES – Qualified Contracts – General Rules – Loans):

• Loan Interest Rate[4]		2.00%

Optional Rider5 Annual Expenses:

Maximum Charge
Percentage

Guaranteed Minimum Withdrawal Benefit
CoreIncome Advantage 4 Select Charge (Single)[6]	1.00%
CoreIncome Advantage 4 Select Charge (Joint)[6]	1.50%
CoreIncome Advantage Select Charge (Single)[7]	2.00%
CoreIncome Advantage Select Charge (Joint)[7]	2.50%
Income Access Select Charge[8]	2.75%
Guaranteed Minimum Accumulation Benefit
Guaranteed Protection Advantage 3 Select Charge[9]	2.25%

AN OVERVIEW OF PACIFIC ODYSSEY

	Current Charge	Maximum Charge
	Percentage	Percentage

Guaranteed Minimum Withdrawal Benefit
CoreIncome Advantage Plus Charge (Single)[10]	0.40%	1.20%
CoreIncome Advantage Plus Charge (Joint)[10]	0.60%	1.50%
CoreIncome Advantage 5 Plus Charge (Single)[11]	0.80%	1.50%
CoreIncome Advantage 5 Plus Charge (Joint)[11]	1.35%	1.75%
CoreIncome Advantage 5 Charge[12]	0.80%	1.20%
CoreProtect Advantage Charge[13]	1.00%	1.50%
Flexible Lifetime Income Plus Charge (Single)[14]	1.50%	1.50%
Foundation 10 Charge[15]	1.50%	1.50%
Automatic Income Builder Charge[16]	1.25%	1.50%
Flexible Lifetime Income Charge (Single)[17]	1.20%	1.20%
Flexible Lifetime Income Charge (Joint)[17]	1.20%	1.20%
Lifetime Income Access Plus Charge[18]	1.20%	1.20%
Income Access Charge[19]
If the Rider Effective Date is on or after October 1, 2012	1.10%	1.75%
If the Rider Effective Date is before October 1, 2012	0.75%	0.75%
Guaranteed Minimum Accumulation Benefit
Guaranteed Protection Advantage 3 (GPA 3) Charge[20]
If the Rider Effective Date is on or after October 1, 2012	1.30%	1.75%
If the Rider Effective Date is before October 1, 2012	1.00%	1.00%

[1]	The Variable Account Value is the value of your Variable Investment Options on any Business Day.

[2]	This is an annual rate and is assessed on a daily basis. The daily rate is calculated by dividing the annual rate by 365.

[3]	If you buy the Stepped-Up Death Benefit, we will add this charge to the Mortality and Expense Risk Charge until your Annuity Date.

[4]	If we process a loan on your Contract, we will charge you a gross interest rate of 5.00% on your outstanding principal amount. We will credit you the amount of 3.00% on any Contract Value attributed to your Loan Account. The net amount of interest you pay on your loan will be 2.00% annually. See FEDERAL TAX ISSUES – Qualified Contracts – General Rules – Loans.

[5]	Only one guaranteed minimum withdrawal benefit rider may be owned or in effect at the same time. Only one guaranteed minimum accumulation benefit rider may be owned or in effect at the same time.

[6]	If you buy CoreIncome Advantage 4 Select (Single) or (Joint), the annual charge is deducted from your Contract Value on a quarterly basis. The quarterly charge is the charge percentage in effect for you (divided by 4) multiplied by the Protected Payment Base. The initial Protected Payment Base is equal to the initial Purchase Payment if purchased at Contract issue or is equal to the Contract Value if the Rider is purchased on a Contract Anniversary. For a complete explanation of the Protected Payment Base, see OPTIONAL LIVING BENEFIT RIDERS – CoreIncome Advantage 4 Select (Single) or (Joint). The quarterly amount deducted may increase or decrease due to changes in your Protected Payment Base and/or due to changes in the annual charge percentage applied. Your Protected Payment Base may increase due to additional Purchase Payments, decrease due to withdrawals or also change due to Resets. We deduct the charge proportionately from your Investment Options every quarter following the Rider Effective Date, during the term of the Rider and while the Rider is in effect, and when the Rider is terminated. The charge may be waived under certain circumstances. See CHARGES, FEES, AND DEDUCTIONS – Optional Rider Charges.

[7]	If you buy CoreIncome Advantage Select (Single) or (Joint), the annual charge is deducted from your Contract Value on a quarterly basis. The quarterly charge is the charge percentage in effect for you (divided by 4) multiplied by the Protected Payment Base. The initial Protected Payment Base is equal to the initial Purchase Payment if purchased at Contract issue or is equal to the Contract Value if the Rider is purchased on a Contract Anniversary. For a complete explanation of the Protected Payment Base, see OPTIONAL LIVING BENEFIT RIDERS – CoreIncome Advantage Select (Single) or (Joint). The quarterly amount deducted may increase or decrease due to changes in your Protected Payment Base and/or due to changes in the annual charge percentage applied. Your Protected Payment Base may increase due to additional Purchase Payments, decrease due to withdrawals or also change due to Resets. We deduct the charge proportionately from your Investment Options every quarter following the Rider Effective Date, during the term of the Rider and while the Rider is in effect, and when the Rider is terminated. The charge may be waived under certain circumstances. See CHARGES, FEES, AND DEDUCTIONS – Optional Rider Charges.

[8]	If you buy Income Access Select, the annual charge is deducted from your Contract Value on a quarterly basis. The quarterly charge is the charge percentage in effect for you (divided by 4) multiplied by the Protected Payment Base. The initial Protected Payment Base is equal to the initial Purchase Payment if purchased at Contract issue or is equal to the Contract Value if the Rider is purchased on a Contract Anniversary. For a complete explanation of the Protected Payment Base, see OPTIONAL LIVING BENEFIT RIDERS – Income Access Select. The quarterly amount deducted may increase or decrease due to changes in your Protected Payment Base and/or due to changes in the annual charge percentage applied. Your Protected Payment Base may increase due to additional Purchase Payments, decrease due to withdrawals or also change due to Resets. We deduct the charge proportionately from your Investment Options every quarter following the Rider Effective Date, during the term of the Rider and while the Rider is in effect, and when the Rider is terminated. The charge may be waived under certain circumstances. See CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges.

[9]	If you buy Guaranteed Protection Advantage 3 Select, the annual charge is deducted from your Contract Value on a quarterly basis. The quarterly charge is the charge percentage in effect for you (divided by 4) multiplied by the Guaranteed Protection Amount. The initial Guaranteed Protection Amount is equal to the initial Purchase Payment if purchased at Contract issue or is equal to the Contract Value if the Rider is purchased on a Contract Anniversary. For a complete explanation of the Guaranteed Protection Amount, see OPTIONAL LIVING BENEFIT RIDERS – Guaranteed Protection Advantage 3 Select. The quarterly amount deducted may increase or decrease due to changes in your Guaranteed Protection Amount and/or due to changes in the annual charge percentage applied. Your Guaranteed Protection Amount may increase due to additional Purchase Payments made the first year of a Term, decrease due to withdrawals or also change due to Step-Ups. We deduct the charge proportionately from your Investment Options every quarter following the Rider Effective Date, during the term of the Rider and while the Rider is in effect, and when the Rider is terminated. The charge may be waived under certain circumstances. See CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges.

[10]	If you purchased CoreIncome Advantage Plus (Single) or (Joint), the annual charge is deducted from your Contract Value on a quarterly basis. The quarterly charge is the current charge percentage (divided by 4) multiplied by the Protected Payment Base. The initial Protected Payment Base is equal to the initial Purchase Payment if purchased at Contract issue or is equal to the Contract Value if the Rider is purchased on a Contract Anniversary. For a complete explanation of the Protected Payment Base, see APPENDIX G. The quarterly amount deducted may increase or decrease due to changes in your Protected Payment Base. Your Protected Payment Base may increase due to additional Purchase Payments, decrease due to withdrawals or also change due to Resets. We deduct the charge proportionately from your Investment Options every quarter following the Rider Effective Date, during the term of the Rider and while the Rider is in effect, and when the Rider is terminated. Under the Single version, we will waive the annual charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant, upon full annuitization of your Contract, or if your Contract Value is zero. Under the Joint version, we will waive the annual charge if the Rider terminates as a result of the death of the surviving Designated Life, upon full annuitization of your Contract, or if your Contract Value is zero. Upon annuitization, the annual charge is only waived for the quarter that annuitization occurs. If the Rider terminates as a result of death, any annual charge deducted between the date of death and the Notice Date will be prorated as applicable to the date of death and added to the Contract Value on the Notice Date. See CHARGES, FEES, AND DEDUCTIONS – Optional Rider Charges.

[11]	If you purchased CoreIncome Advantage 5 Plus (Single) or (Joint), the annual charge is deducted from your Contract Value on a quarterly basis. The quarterly charge is the current charge percentage (divided by 4) multiplied by the Protected Payment Base. The initial Protected Payment Base is equal to the initial Purchase Payment if purchased at Contract issue or is equal to the Contract Value if the Rider is purchased on a Contract Anniversary. For a complete explanation of the Protected Payment Base, see APPENDIX G. The quarterly amount deducted may increase or decrease due to changes in your Protected Payment Base. Your Protected Payment Base may increase due to additional Purchase Payments, decrease due to withdrawals or also change due to Resets. We deduct the charge proportionately from your Investment Options every quarter following the Rider Effective Date, during the term of the Rider and while the Rider is in effect, and when the Rider is terminated. Under the Single version, we will waive the annual charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant, upon full annuitization of your Contract, or if your Contract Value is zero. Under the Joint version, we will waive the annual charge if the Rider terminates as a result of the death of the surviving Designated Life, upon full annuitization of your Contract, or if your Contract Value is zero. Upon annuitization, the annual charge is only waived for the quarter that annuitization occurs. If the Rider terminates as a result of death, any annual charge deducted between the date of death and the Notice Date will be prorated as applicable to the date of death and added to the Contract Value on the Notice Date. See CHARGES, FEES, AND DEDUCTIONS – Optional Rider Charges.

[12]	If you purchased CoreIncome Advantage 5, the annual charge is deducted from your Contract Value on a quarterly basis. The quarterly charge is the current charge percentage (divided by 4) multiplied by the Protected Payment Base. The initial Protected Payment Base is equal to the initial Purchase Payment if purchased at Contract issue or is equal to the Contract Value if the Rider is purchased on a Contract Anniversary. For a complete explanation of the Protected Payment Base, see APPENDIX G. The quarterly amount deducted may increase or decrease due to changes in your Protected Payment Base. Your Protected Payment Base may increase due to additional Purchase Payments, decrease due to withdrawals or also change due to Resets. We deduct the charge proportionately from your Investment Options every quarter following the Rider Effective Date, during the term of the Rider and while the Rider is in effect, and when the Rider is terminated. We will waive the annual charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant, upon full annuitization of your Contract, or if your Contract Value is zero. Upon annuitization, the annual charge is only waived for the quarter that annuitization occurs. If the Rider terminates as a result of death, any annual charge deducted between the date of death and the Notice Date will be prorated as applicable to the date of death and added to the Contract Value on the Notice Date. See CHARGES, FEES, AND DEDUCTIONS – Optional Rider Charges. CoreIncome Advantage 5 is no longer available for purchase.

[13]	If you purchased CoreProtect Advantage, the annual charge is deducted from your Contract Value on a quarterly basis. The quarterly charge is the current charge percentage (divided by 4) multiplied by the Protected Payment Base. The initial Protected Payment Base is equal to the initial Purchase Payment if purchased at Contract issue or is equal to the Contract Value if the Rider is purchased on a Contract Anniversary. For a complete explanation of the Protected Payment Base, see APPENDIX G. The quarterly amount deducted may increase or decrease due to changes in your Protected Payment Base. Your Protected Payment Base may increase due to additional Purchase Payments, increases to the Annual Credit Value or Highest Anniversary Value, decrease due to withdrawals or also change due to Resets. We deduct this charge proportionately from your Investment Options every quarter following the Rider Effective Date, during the term of the Rider and while the Rider is in effect, and when the Rider is terminated. We will waive the annual charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant, upon full annuitization of your Contract or if your Contract Value is zero. Upon annuitization, the annual charge is only waived for the quarter that annuitization occurs. If the Rider terminates as a result of death, any annual charge deducted between the date of death and the Notice Date will be prorated as applicable to the date of death and added to the Contract Value on the Notice Date. See CHARGES, FEES, AND DEDUCTIONS – Optional Rider Charges. CoreProtect Advantage is no longer available for purchase.

[14]	If you purchased Flexible Lifetime Income Plus (Single), the annual charge is equal to the current charge percentage multiplied by the Protected Payment Base. The charge is deducted from your Contract Value on an annual basis. The initial Protected Payment Base is equal to the initial Purchase Payment if purchased at Contract issue or is equal to the Contract Value if the Rider is purchased on a Contract Anniversary. For a complete explanation of the Protected Payment Base, see APPENDIX G. The amount deducted may increase or decrease due to changes in your Protected Payment Base. Your Protected Payment Base may increase due to additional Purchase Payments and Annual Credits, decrease due to withdrawals or also change due to Resets. We deduct this charge proportionately from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect, and when the Rider is terminated. We will waive the annual charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant, upon full annuitization of your Contract or after the Contract Value is zero. Upon annuitization, the annual charge is only waived for the Contract Year that annuitization occurs. If the Rider terminates as a result of death, any annual charge deducted between the date of death and the Notice Date will be prorated as applicable to the date of death and added to the Contract Value on the Notice Date. See CHARGES, FEES, AND DEDUCTIONS – Optional Rider Charges. Flexible Lifetime Income Plus (Single) is no longer available for purchase.

[15]	If you purchased Foundation 10, the annual charge is equal to the current charge percentage multiplied by the Protected Payment Base. The charge is deducted from your Contract Value on an annual basis. The initial Protected Payment Base is equal to the initial Purchase Payment if purchased at Contract issue or is equal to the Contract Value if the Rider is purchased on a Contract Anniversary. For a complete explanation of the Protected Payment Base, see the APPENDIX G. The amount deducted may increase or decrease due to changes in your Protected Payment Base. Your Protected Payment Base may increase due to additional Purchase Payments and Annual Credits, decrease due to withdrawals or also change due to Resets. We deduct this charge proportionately from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect, and when the Rider is terminated. We will waive the annual charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant or upon full annuitization of your Contract. Upon annuitization, the annual charge is only waived for the Contract Year that annuitization occurs. If the Rider terminates as a result of death, any annual charge deducted between the date of death and the Notice Date will be prorated as applicable to the date of death and added to the Contract Value on the Notice Date. See CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges. Foundation 10 is no longer available for purchase.

[16]	If you purchased Automatic Income Builder, the annual charge is equal to the current charge percentage multiplied by the Protected Payment Base. The charge is deducted from your Contract Value on an annual basis. The initial Protected Payment Base is equal to the initial Purchase Payment if purchased at Contract issue or is equal to the Contract Value if the Rider is purchased on a Contract Anniversary. For a complete explanation of the Protected Payment Base, see APPENDIX G. The amount deducted may increase or decrease due to changes in your Protected Payment Base. Your Protected Payment Base may increase due to additional Purchase Payments, decrease due to withdrawals or also change due to Resets. We deduct this charge proportionately from your Investment Options on each Contract Anniversary following the Rider Effective Date, during the term of the Rider and while the Rider is in effect, and when the Rider is terminated. We will waive

AN OVERVIEW OF PACIFIC ODYSSEY

the annual charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant, upon full annuitization of your Contract or after the Contract Value is zero. Upon annuitization, the annual charge is only waived for the Contract Year that annuitization occurs. If the Rider terminates as a result of death, any annual charge deducted between the date of death and the Notice Date will be prorated as applicable to the date of death and added to the Contract Value on the Notice Date. See CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges. Automatic Income Builder is no longer available for purchase.

[17]	If you purchased Flexible Lifetime Income (Single or Joint), the annual charge is equal to the current charge percentage multiplied by the Protected Payment Base. The charge is deducted from your Contract Value on an annual basis. The initial Protected Payment Base is equal to the initial Purchase Payment if purchased at Contract issue or is equal to the Contract Value if the Rider is purchased on a Contract Anniversary. For a complete explanation of the Protected Payment Base, see APPENDIX G. The amount deducted may increase or decrease due to changes in your Protected Payment Base. Your Protected Payment Base may increase due to additional Purchase Payments and Annual Credits, decrease due to withdrawals or also change due to Resets. We deduct this charge proportionately from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect, and when the Rider is terminated. Under the Single version, we will waive the annual charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant or upon full annuitization of your Contract. Under the Joint version, we will waive the annual charge if the Rider terminates as a result of the death of the surviving Designated Life or upon full annuitization of the Contract. Upon annuitization, the annual charge is only waived for the Contract Year that annuitization occurs. If the Rider terminates as a result of death, any annual charge deducted between the date of death and the Notice Date will be prorated as applicable to the date of death and added to the Contract Value on the Notice Date. See CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges. Flexible Lifetime Income (Single or Joint) is no longer available for purchase.

[18]	If you purchased Lifetime Income Access Plus, the annual charge is equal to the current charge percentage multiplied by the Contract Value. The charge is deducted from your Contract Value on an annual basis. We deduct this charge proportionately from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect, and when the Rider is terminated. Under the terms and conditions of the Rider, the annual charge percentage may change to the current charge percentage if an Automatic Reset or Owner-Elected Reset occurs, but will never be more than the maximum charge percentage. We will waive the annual charge if the Rider terminates as a result of death of an Owner or sole surviving Annuitant or upon full annuitization of your Contract. Upon annuitization, the annual charge is only waived for the Contract Year that annuitization occurs. If the Rider terminates as a result of death, any annual charge deducted between the date of death and the Notice Date will be prorated as applicable to the date of death and added to the Contract Value on the Notice Date. See CHARGES, FEES, AND DEDUCTIONS – Optional Rider Charges. Lifetime Income Access Plus is no longer available for purchase.

[19]	If you purchased Income Access, the annual charge is equal to the current charge percentage multiplied by the Contract Value. The charge is deducted from your Contract Value on an annual basis. We deduct this charge proportionately from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect, and when the Rider is terminated. Under the terms and conditions of the Rider, the annual charge percentage may change to the current charge percentage if an Automatic Reset or Owner-Elected Reset occurs, but will never be more than the maximum charge percentage. We will waive the annual charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant or upon full annuitization of your Contract. Upon annuitization, the annual charge is only waived for the Contract Year that annuitization occurs. If the Rider terminates as a result of death, any annual charge deducted between the date of death and the Notice Date will be prorated as applicable to the date of death and added to the Contract Value on the Notice Date. See CHARGES, FEES, AND DEDUCTIONS – Optional Rider Charges.

[20]	If you purchased GPA 3, the annual charge is equal to the current charge percentage multiplied by the Guaranteed Protection Amount. The charge is deducted from your Contract Value on an annual basis. The initial Guaranteed Protection Amount is equal to the initial Purchase Payment if purchased at Contract issue or is equal to Contract Value if the Rider is purchased on a Contract Anniversary. For a complete explanation of the Guaranteed Protection Amount, see APPENDIX G. We deduct this charge proportionately from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect, and when the Rider is terminated. Under the terms and conditions of the Rider, the annual charge percentage may change to the current charge percentage if a Step-Up is elected but will never be more than the maximum charge percentage. We will waive the annual charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant or upon full annuitization of your Contract. Upon annuitization, the annual charge is only waived for the Contract Year that annuitization occurs. If the Rider terminates as a result of death, any annual charge deducted between the date of death and the Notice Date will be prorated as applicable to the date of death and added to the Contract Value on the Notice Date. See CHARGES, FEES, AND DEDUCTIONS – Optional Rider Charges.

Total Annual Fund Operating Expenses

For more about the underlying Funds see YOUR INVESTMENT OPTIONS – Your Variable Investment Options, and see each underlying Fund Prospectus.

This table shows the minimum and maximum total annual operating expenses incurred by the Portfolios that you indirectly pay during the time you own the Contract. This table shows the range (minimum and maximum) of fees and expenses (including management fees, shareholder servicing and/or distribution (12b-1) fees, and other expenses) charged by any of the Portfolios, expressed as an annual percentage of average daily net assets. The amounts are based on expenses paid in the year ended December 31, 2012, adjusted to reflect anticipated changes in fees and expenses, or, for new Portfolios, are based on estimates for the current fiscal year.

Each Variable Account of the Separate Account purchases shares of the corresponding Fund Portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Contract, and they may vary from year to year. These fees and expenses are described in each Fund Prospectus.

	Minimum	Maximum

Range of total annual portfolio operating expenses before any waivers or expense reimbursements	[ ]	[ ]
Range of total annual portfolio operating expenses after any waivers or expense reimbursements	[ ]	[ ]

To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain Portfolios of their respective Funds which may reduce the Portfolio’s expenses. The range of expenses in the first row above does not include the effect of any waiver and/or expense reimbursement arrangement. The range of expenses in the second row above includes the effect of Fund waiver and/or expense reimbursement arrangements that are in effect. The waiver and/or reimbursement arrangements vary in length. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding annual operating expenses and any waivers or reimbursements in effect for a particular Fund.

AN OVERVIEW OF PACIFIC ODYSSEY

Examples

The following examples are intended to help you compare the cost of investing in your Contract with the cost of investing in other variable annuity contracts. The maximum amounts reflected below include the maximum periodic Contract expenses, Contract Transaction Expenses, Separate Account annual expenses and the Portfolio with the highest fees and expenses for the year ended December 31, 2012. The maximum amounts also include the combination of optional Riders whose cumulative maximum charge expenses totaled more than any other optional Rider combination. The optional Riders included are Stepped-Up Death Benefit, Income Access Select and Guaranteed Protection Advantage 3 Select. The minimum amounts reflected below include the minimum periodic Contract expenses, Separate Account annual expenses and the Portfolio with the lowest fees and expenses for the year ended December 31, 2012. The minimum amounts do not include any optional Riders.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. They also assume that your Purchase Payment has a 5% return each year and assumes the maximum and minimum fees and expenses of all of the Investment Options available. Although your actual costs may be higher or lower, based on these assumptions, your maximum and minimum costs would be:

•	If you surrendered, annuitized or left your money in your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$614	$1,881	$3,199	$6,701
Minimum*	$70	$221	$384	$859

*	In calculating the examples above, we used the maximum and minimum total operating expenses of all the Portfolios as shown in the Fees And Expenses section of each Fund Prospectus. For more information on Contract fees and expenses, see CHARGES, FEES AND DEDUCTIONS in this Prospectus, and see each Fund Prospectus. See the FINANCIAL HIGHLIGHTS section in this Prospectus for condensed financial information about the Subaccounts.

YOUR INVESTMENT OPTIONS

Some broker-dealers may not allow or may limit the amount you may allocate to certain Investment Options. Work with your financial advisor to help you choose the right Investment Options for your investment goals and risk tolerance.

You may choose among the different Variable Investment Options.

Your Variable Investment Options

Each Variable Investment Option invests in a separate Fund Portfolio. For your convenience, the following chart summarizes some basic data about each Portfolio. This chart is only a summary. For more complete information on each Portfolio, including a discussion of the Portfolio’s investment techniques and the risks associated with its investments, see the applicable Fund Prospectus. No assurance can be given that a Portfolio will achieve its investment objective. YOU SHOULD READ EACH FUND PROSPECTUS CAREFULLY BEFORE INVESTING.

PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER

Emerging Markets Debt	Seeks to maximize total return consistent with prudent investment management.	Ashmore Investment Management Limited

International Small-Cap	Seeks long-term growth of capital.	Batterymarch Financial Management, Inc.

Mid-Cap Value	Seeks long-term growth of capital.	BlackRock Capital Management, Inc.

Equity Index	Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.	BlackRock Investment Management, LLC

Small-Cap Index	Seeks investment results that correspond to the total return of an index of small-capitalization companies.	BlackRock Investment Management, LLC

Small-Cap Equity	Seeks long-term growth of capital.	Franklin Advisory Services, LLC & BlackRock Investment Management, LLC

American Funds Asset Allocation	Seeks high total returns (including income and capital gains) consistent with preservation of capital over the long-term.	Capital Research and Management Company (adviser to the Master Asset Allocation Fund)

American Funds Growth-Income	Seeks long-term growth of capital and income.	Capital Research and Management Company (adviser to the Master Growth-Income Fund)

American Funds Growth	Seeks long-term growth of capital.	Capital Research and Management Company (adviser to the Master Growth Fund)

Large-Cap Value	Seeks long-term growth of capital; current income is of secondary importance.	ClearBridge Advisors, LLC

Technology	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

Floating Rate Loan	Seeks a high level of current income.	Eaton Vance Management

Global Absolute Return	Seeks to provide total return.	Eaton Vance Management

Small-Cap Growth	Seeks capital appreciation; no consideration is given to income.	Fred Alger Management, Inc.

Comstock	Seeks long-term growth of capital.	Invesco Advisers, Inc.

Growth LT	Seeks long-term growth of capital.	Janus Capital Management LLC

Focused 30	Seeks long-term growth of capital.	Janus Capital Management LLC

Health Sciences	Seeks long-term growth of capital.	Jennison Associates LLC

International Value	Seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.	J.P. Morgan Investment Management Inc.

Long/Short Large-Cap	Seeks above-average total returns.	J.P. Morgan Investment Management Inc.

PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER

International Large-Cap	Seeks long-term growth of capital.	MFS Investment Management

Mid-Cap Growth	Seeks long-term growth of capital.	Morgan Stanley Investment Management Inc.

Real Estate	Seeks current income and long-term capital appreciation.	Morgan Stanley Investment Management Inc.

Small-Cap Value	Seeks long-term growth of capital.	NFJ Investment Group LLC

Main Street Core	Seeks long-term growth of capital and income.	OppenheimerFunds, Inc.

Emerging Markets	Seeks long-term growth of capital.	OppenheimerFunds, Inc.

Cash Management	Seeks current income consistent with preservation of capital.	Pacific Asset Management

High Yield Bond	Seeks a high level of current income.	Pacific Asset Management

Managed Bond	Seeks to maximize total return consistent with prudent investment management.	Pacific Investment Management Company LLC

Inflation Managed	Seeks to maximize total return consistent with prudent investment management.	Pacific Investment Management Company LLC

Pacific Dynamix – Conservative Growth	Seeks current income and moderate growth of capital.	Pacific Life Fund Advisors LLC

Pacific Dynamix – Moderate Growth	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC

Pacific Dynamix – Growth	Seeks moderately high, long-term growth of capital with low, current income.	Pacific Life Fund Advisors LLC

Portfolio Optimization Conservative	Seeks current income and preservation of capital.	Pacific Life Fund Advisors LLC

Portfolio Optimization Moderate-Conservative	Seeks current income and moderate growth of capital.	Pacific Life Fund Advisors LLC

Portfolio Optimization Moderate	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC

Portfolio Optimization Growth	Seeks moderately high, long-term capital appreciation with low, current income.	Pacific Life Fund Advisors LLC

Portfolio Optimization Aggressive-Growth	Seeks high, long-term capital appreciation.	Pacific Life Fund Advisors LLC

Mid-Cap Equity	Seeks capital appreciation.	Scout Investments, Inc.

Dividend Growth	Seeks long-term growth of capital.	T. Rowe Price Associates, Inc.

Short Duration Bond	Seeks current income; capital appreciation is of secondary importance.	T. Rowe Price Associates, Inc.

Currency Strategies	Seeks to provide total return.	UBS Global Asset Management (Americas) Inc.

Large-Cap Growth	Seeks long-term growth of capital; current income is of secondary importance.	BlackRock Investment Management, LLC

Precious Metals	Seeks long-term growth of capital.	Wells Capital Management Incorporated

Diversified Bond	Seeks to maximize total return consistent with prudent investment management.	Western Asset Management Company

Inflation Protected	Seeks to maximize total return consistent with prudent investment management.	Western Asset Management Company

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	INVESTMENT GOAL	MANAGER

Invesco V.I. Balanced-Risk Allocation Fund Series II	Total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	INVESTMENT GOAL	MANAGER

AllianceBernstein VPS Balanced Wealth Strategy Portfolio Class B	Maximize total return consistent with the adviser’s determination of reasonable risk.	AllianceBernstein L.P.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.	INVESTMENT GOAL	MANAGER

American Century VP Mid Cap Value Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

BLACKROCK VARIABLE SERIES FUNDS, INC.	INVESTMENT GOAL	MANAGER

BlackRock Global Allocation V.I. Fund Class III	Seeks high total investment return.	BlackRock Advisors, LLC

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS	INVESTMENT GOAL	MANAGER

Fidelity VIP Contrafund Portfolio Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Co., Inc.

Fidelity VIP FundsManager 60% Portfolio Service Class 2	Seeks high total return.	Strategic Advisers, Inc.

FIRST TRUST VARIABLE INSURANCE TRUST	INVESTMENT GOAL	MANAGER

First Trust/Dow Jones Dividend & Income Allocation Portfolio	Seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust Advisors L.P.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	INVESTMENT GOAL	MANAGER

Franklin Rising Dividends Securities Fund Class 2	Seeks long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.	Franklin Advisory Services, LLC

Franklin Templeton VIP Founding Funds Allocation Fund Class 4	Seeks capital appreciation, with income as a secondary goal.	Franklin Templeton Services, LLC serves as the Fund’s administrator.

Mutual Global Discovery Securities Fund Class 2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC

Templeton Global Bond Securities Fund Class 2	Seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.	Franklin Advisers, Inc.

GE INVESTMENTS FUNDS, INC.	INVESTMENT GOAL	MANAGER

GE Investments Total Return Fund Class 3	Highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.	GE Asset Management Incorporated

JANUS ASPEN SERIES	INVESTMENT GOAL	MANAGER

Janus Aspen Balanced Portfolio Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC

LORD ABBETT SERIES FUND, INC.	INVESTMENT GOAL	MANAGER

Lord Abbett Bond Debenture Portfolio Class VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return	Lord, Abbett & Co., LLC

MFS VARIABLE INSURANCE TRUST	INVESTMENT GOAL	MANAGER

MFS Total Return Series – Service Class	Seeks total return.	Massachusetts Financial Services Company

MFS Utilities Series – Service Class	Seeks total return.	Massachusetts Financial Services Company

PIMCO VARIABLE INSURANCE TRUST	INVESTMENT GOAL	MANAGER

PIMCO CommodityRealReturn Strategy Portfolio – Advisor Class	Seeks maximum real return, consistent with prudent investment management.	Pacific Investment Management Company, LLC

PIMCO Global Multi-Asset Portfolio – Advisor Class	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index.	Pacific Investment Management Company, LLC

VAN ECK VIP TRUST	INVESTMENT GOAL	MANAGER

Van Eck VIP Global Hard Assets Fund Class S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation

The Investment Advisers

Pacific Life Fund Advisors LLC (PLFA), a subsidiary of Pacific Life Insurance Company, is the investment adviser for the Pacific Select Fund. PLFA and the Pacific Select Fund’s Board of Trustees oversee the management of all the Pacific Select Fund’s Portfolios, and PLFA also manages certain portfolios directly. PLFA also does business under the name “Pacific Asset Management” and manages the Pacific Select Fund’s Cash Management and High Yield Bond Portfolios under that name.

AllianceBernstein L.P. is the investment adviser for the AllianceBernstein Variable Products Series Fund, Inc.

American Century Investment Management, Inc. is the investment adviser of the American Century Variable Portfolios, Inc.

The Fund’s investment manager is BlackRock Advisors, LLC (“BlackRock”). The Fund’s sub-advisers are BlackRock Investment Management, LLC and BlackRock International Limited. Where applicable, the use of the term BlackRock also refers to the Fund’s sub-advisers.

Strategic Advisers, Inc., an affiliate of Fidelity Management & Research Company, is the investment adviser for the Fidelity Variable Insurance Products Funds. Fidelity Management & Research Company is the investment adviser for the Fidelity VIP Contrafund Portfolio. These portfolios are part of the Fidelity Variable Insurance Products Funds.

First Trust Advisors L.P. is the investment advisor for the First Trust Variable Insurance Trust.

Franklin Advisory Services, LLC is the investment adviser for the Franklin Rising Dividends Securities Fund. Franklin Templeton Services, LLC is the fund administrator for the Franklin Templeton VIP Founding Funds Allocation Fund of the Franklin Templeton Variable Insurance Products Trust. Franklin Templeton Services, LLC is the fund administrator for the Franklin Templeton VIP Founding Funds Allocation Fund. Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Global Discovery Securities Fund. Franklin Advisers, Inc. is the investment adviser for the Templeton Global Bond Securities Fund. These Portfolios are part of the Franklin Templeton Variable Insurance Products Trust.

GE Asset Management Incorporated is the investment adviser for the GE Investments Funds, Inc.

Invesco Advisers, Inc. is the investment adviser for the AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Janus Capital Management LLC is the investment adviser of the Janus Aspen Series.

Lord, Abbett & Co. LLC is the investment adviser for the Lord Abbett Series Fund, Inc.

Massachusetts Financial Services Company is the investment adviser for the MFS Variable Insurance Trust.

Pacific Investment Management Company LLC is the investment adviser for the PIMCO Variable Insurance Trust.

Van Eck Associates Corporation is the investment adviser of the Van Eck VIP Trust.

PURCHASING YOUR CONTRACT

How to Apply for Your Contract

To purchase a Contract, you must work with your financial advisor to fill out an application and submit it along with your initial Purchase Payment to Pacific Life & Annuity Company at P.O. Box 2736, Omaha, Nebraska 68103-2736. In those instances when we receive electronic transmission of the information on the application from your financial advisor’s broker-dealer firm and our administrative procedures with your broker-dealer so provide, we consider the application to be received on the Business Day we receive the transmission. If your application and Purchase Payment are complete when received, or once they have become complete, we will issue your Contract within 2 Business Days. If some information is missing from your application, we may delay issuing your Contract while we obtain the missing information. However, we will not hold your initial Purchase Payment for more than 5 Business Days without your permission. In any case, we will not hold your initial Purchase Payment after 20 Business Days.

You may also purchase a Contract by exchanging your existing annuity. Call your financial advisor or call us at (800) 748-6907 if you are interested in this option.

We reserve the right to reject any application or Purchase Payment for any reason, subject to any applicable nondiscrimination laws and to our own standards and guidelines. On your application, you must provide us with a valid U.S. tax identification number for federal and state tax reporting purposes.

The maximum age of a Contract Owner/Annuitant, including Joint and Contingent Owners/Annuitants, for which a Contract will be issued is 85. The Contract Owner’s age is calculated as of his or her last birthday. If any Contract Owner or any sole Annuitant named in the application for a Contract dies and we are notified of the death before we issue the Contract, then we will return the amount we received. If we are not notified of the death and we issue the Contract, then the application for the Contract and/or any Contract issued will be deemed cancelled and a refund will be issued. The refund amount may be more or less than the initial Purchase Payment received, or any other Purchase Payment we received in connection with an exchange or transfer. The refund will be the Contract Value based upon the next determined Accumulated Unit Value (AUV) after we receive proof of death, In Proper Form, of the Contract Owner or Annuitant, plus a refund of any amount used to pay premium taxes and/or any other taxes, and minus the Contract Value attributable to any additional amount as described in CHARGES, FEES AND DEDUCTIONS – Waivers and Reduced Charges. Any refund may subject the refunded assets to probate.

Making Your Investments (“Purchase Payments”)

Making Your Initial Purchase Payment

Your initial Purchase Payment must be at least $25,000 for Non-Qualified or Qualified Contracts. Currently, we are not enforcing the minimum initial Purchase Payment on Qualified Contracts but we reserve the right to enforce the minimum initial Purchase Payment on Qualified Contracts in the future. For Non-Qualified Contracts, if the entire minimum initial Purchase Payment is not included when you submit your application, you must submit a portion of the required Contract minimum and/or establish a pre-authorized checking plan (PAC). A PAC allows you to pay the remainder of the required initial Purchase Payment in equal installments over the first Contract Year. Further requirements for PAC are discussed in the PAC form.

You must obtain our consent before making an initial or additional Purchase Payment that will bring your aggregate Purchase Payments over $1,000,000.

Making Additional Purchase Payments

If your Contract is Non-Qualified, you may choose to invest additional amounts in your Contract at any time. If your Contract is Qualified, the method of contribution and contribution limits may be restricted by the Qualified Plan or the Internal Revenue Code (“the Code”). Each additional Purchase Payment must be at least $250 for Non-Qualified Contracts and $50 for Qualified Contracts. Currently, we are not enforcing the minimum additional Purchase Payment amounts but we reserve the right to enforce the minimum additional Purchase Payment amounts in the future. Additional Purchase Payments will be allocated according to the instructions we have on file unless we receive specific allocation instructions.

If you purchase an optional rider, we reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we decide to no longer accept Purchase Payments for any Rider, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit rider that you may own. We may reject or restrict additional Purchase Payments to help protect our ability to provide the guarantees under these riders.

Forms of Purchase Payment

Your initial and additional Purchase Payments may be sent by personal or bank check or by wire transfer. Purchase Payments must be made in a form acceptable to us before we can process it. Acceptable forms of Purchase Payments are:

•	personal checks or cashier’s checks drawn on a U.S. bank,

•	money orders and traveler’s checks in single denominations of more than $10,000 if they originate in a U.S. bank,

•	third party payments when there is a clear connection of the third party to the underlying transaction, and

•	wire transfers that originate in U.S. banks.

We will not accept Purchase Payments in the following forms:

•	cash,

•	credit cards or checks drawn against a credit card account,

•	money orders or traveler’s checks in single denominations of $10,000 or less,

•	starter checks,

•	home equity checks,

•	cashier’s checks, money orders, traveler’s checks or personal checks drawn on non-U.S. banks, even if the payment may be effected through a U.S. bank,

•	third party payments if there is not a clear connection of the third party to the underlying transaction, and

•	wire transfers that originate from foreign bank accounts.

All unacceptable forms of Purchase Payments will be returned to the payor along with a letter of explanation. We reserve the right to reject or accept any form of payment. Any unacceptable Purchase Payment incidentally invested may be returned and the amount returned may be more or less than the amount submitted. If you make Purchase Payments by check other than a cashier’s check, your payment of any withdrawal proceeds and any refund during the “Right to Cancel” period may be delayed until we receive confirmation in our Annuities administrative office that your check has cleared.

HOW YOUR PURCHASE PAYMENTS ARE ALLOCATED

Choosing Your Investment Options

You may allocate your Purchase Payments among any of the available Investment Options. Allocations of your initial Purchase Payment to the Investment Options you selected will be effective on your Contract Date. Each additional Purchase Payment will be allocated to the Investment Options according to your allocation instructions in your application, or most recent instructions, if any, subject to the terms described in WITHDRAWALS – Right to Cancel (“Free Look”). We reserve the right to require that your allocation to any particular Investment Option must be at least $500. We also reserve the right (with prior written notice) to transfer any remaining Account Value that is not at least $500 to your other Investment Options on a pro rata basis relative to your most recent allocation instructions.

If your Contract is issued in exchange for another annuity contract or a life insurance policy, our administrative procedures may vary.

Custom Model

The Custom Model program is only available for Contracts issued before May 1, 2012 and for use with optional living benefit riders with a Rider Effective Date before May 1, 2012.

The Custom Model program allows you, with the help of your financial advisor, to create your own asset allocation model that will comply with the Investment Allocation Requirements for certain optional living benefit Riders. (See OPTIONAL LIVING BENEFIT RIDERS – General Information – Investment Allocation Requirements.) You will create your own model using the parameters listed below.

Parameters. To create your model, you may select Investment Options from the 4 Categories (Categories A, B, C and D) listed below. You must allocate at least 25% into each of Categories A, B, and C. You may not allocate more than 15% into any one Investment Option within Category A, B, or C. Category D is optional and you are not required to allocate any part of your Purchase Payment or Contract Value to this Category. If you choose to allocate your Purchase Payment or Contract Value to Category D, you are allowed to allocate up to 25% into any one Investment Option within Category D. Allocation percentages among the Categories must total 100%. The percentage allocation requirements only apply to your Variable Account Value. The model you create will be automatically rebalanced on a quarterly basis.

Example: Assume a $100,000 Purchase Payment. Following the parameters and using the Investment Options listed from the Categories below, you may allocate your Purchase Payment as follows:

•	Category A – 15% to Diversified Bond, 10% to Managed Bond and 5% to Cash Management,

•	Category B – 15% to Focused 30, 10% to Small-Cap Index, 10% to Mid-Cap Growth, 5% to Large-Cap Growth and 5% to Large-Cap Value, and

•	Category C – 10% to International Value, 10% to International Large-Cap and 5% to Emerging Markets.

The total allocated is 100%: Category A = 30%, Category B = 45% and Category C = 25%. If you want to include all 4 Categories when creating your model, you could adjust your allocation percentages in Categories A, B and C and allocate up to 25% to any combination of the Investment Options in Category D. Keep in mind that you may select any Investment Option within a Category and the allocation percentages among the Categories must total 100%.

Category A – Fixed Income Investment Options
Cash Management	Diversified Bond	Emerging Markets Debt	Floating Rate Loan

High Yield Bond	Inflation Managed	Inflation Protected	Managed Bond

Short Duration Bond

Category B – Domestic Equity Investment Options
American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth

Equity Index	Focused 30	Growth LT	Large-Cap Growth

Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity

Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth

Small-Cap Index	Small-Cap Value

Category C – International Equity and Sector Investment Options
Emerging Markets	Health Sciences	International Large-Cap	International Small-Cap

International Value	Real Estate	Technology

Category D – Asset Allocation Investment Options
AllianceBernstein VPS Balanced Wealth Strategy Portfolio	American Funds Asset Allocation	BlackRock Global Allocation V.I. Fund	Fidelity VIP FundsManager 60% Portfolio

First Trust/Dow Jones Dividend & Income Allocation Portfolio	Franklin Templeton VIP Founding Funds Allocation Fund	GE Investments Total Return Fund	Invesco V.I. Balanced-Risk Allocation Fund

MFS Total Return Series	Pacific Dynamix – Conservative Growth	Pacific Dynamix – Growth	Pacific Dynamix – Moderate Growth

PIMCO Global Multi-Asset Portfolio	Portfolio Optimization Aggressive-Growth	Portfolio Optimization Conservative	Portfolio Optimization Growth

Portfolio Optimization Moderate	Portfolio Optimization Moderate-Conservative

You may make transfers between Investment Options within a particular Category or from one Category to another Category as long as you follow the Custom Model parameters. Transfers made will be subject to any transfer and market timing restrictions (see HOW YOUR PURCHASE PAYMENTS ARE ALLOCATED – Transfers and Market-timing Restrictions). Subsequent Purchase Payments will be allocated according to your current model allocation instructions. Any withdrawals must be made on a pro rata basis from each of the Investment Options you selected for your model.

You may terminate your participation in the Custom Model program at any time. However, if you own an optional living benefit rider and do not allocate your entire Contract Value to another asset allocation model or Investment Options we make available for the Riders, your Rider will terminate. If you allocate any subsequent Purchase Payment or Contract Value inconsistent with the Custom Model parameters, make transfers between Investment Options outside the Custom Model parameters, or do not make a withdrawal on a pro rata basis, you will no longer be participating in the Custom Model program and your Rider will terminate. Work with your financial advisor and consider your options before making any Investment Option transfers. Any changes in the allocation percentages due to market performance will not be a violation of the program, since the model you created will automatically be rebalanced on a quarterly basis.

We are under no contractual obligation to continue this program and have the right to terminate or change the Custom Model program at any time.

Investing in Variable Investment Options

Each time you allocate your Purchase Payment to a Variable Investment Option, your Contract is credited with a number of “Subaccount Units” in that Subaccount. The number of Subaccount Units credited is equal to the amount you have allocated to that Subaccount, divided by the “Unit Value” of one Unit of that Subaccount.

Example: You allocate $600 to Subaccount A. At the end of the Business Day on which your allocation is effective, the value of one Unit in Subaccount A is $15. As a result, 40 Subaccount Units are credited to your Contract for your $600 ($600 / $15 = 40).

Your Variable Account Value Will Change

After we credit your Contract with Subaccount Units, the value of those Units will usually fluctuate. This means that, from time to time, your Purchase Payments allocated to the Variable Investment Options may be worth more or less than the original Purchase Payments to which those amounts can be attributed. Fluctuations in Subaccount Unit Value will not change the number of Units credited to your Contract.

Subaccount Unit Values will vary in accordance with the investment performance of the corresponding Portfolio. For example, the value of Units in the Equity Index Subaccount will change to reflect the performance of the Equity Index Portfolio (including that Portfolio’s investment income, its capital gains and losses, and its expenses). Subaccount Unit Values are also adjusted to reflect the Administrative Fee and applicable Risk Charge imposed on the Separate Account.

We calculate the value of all Subaccount Units on each Business Day.

Calculating Subaccount Unit Values

We calculate the Unit Value of the Subaccount Units in each Variable Investment Option at the close of the New York Stock Exchange which usually closes at 4:00 p.m. Eastern Time on each Business Day. At the end of each Business Day, the Unit Value for a Subaccount is equal to:

Y × Z

where	(Y)	=	the Unit Value for that Subaccount as of the end of the preceding Business Day; and
	(Z)	=	the Net Investment Factor for that Subaccount for the period (a “valuation period”) between that Business Day and the immediately preceding Business Day.

The “Net Investment Factor” for a Subaccount for any valuation period is equal to:

(A ÷ B) − C

where	(A)	=	the “per share value of the assets” of that Subaccount as of the end of that valuation period, which is equal to: a + b + c

where	(a)	=	the net asset value per share of the corresponding Portfolio shares held by that Subaccount as of the end of that valuation period;
	(b)	=	the per share amount of any dividend or capital gain distributions made by each Fund for that Portfolio during that valuation period; and
	(c)	=	any per share charge (a negative number) or credit (a positive number) for any income taxes and/or any other taxes or other amounts set aside during that valuation period as a reserve for any income and/or any other taxes which we determine to have resulted from the operations of the Subaccount or Contract, and/or any taxes attributable, directly or indirectly, to Purchase Payments;

(B)	=	the net asset value per share of the corresponding Portfolio shares held by the Subaccount as of the end of the preceding valuation period; and
(C)	=	a factor that assesses against the Subaccount net assets for each calendar day in the valuation period the basic Risk Charge plus the Administrative Fee and any applicable increase in the Risk Charge (see CHARGES, FEES AND DEDUCTIONS).

The Subaccount Unit Value may increase or decrease from one valuation period to another.

When Your Purchase Payment is Effective

Your initial Purchase Payment is effective on the day we issue your Contract. Any additional Purchase Payment is effective on the day we receive it In Proper Form. See ADDITIONAL INFORMATION – Inquiries and Submitting Forms and Requests.

The day your Purchase Payment is effective determines the Unit Value at which Subaccount Units are attributed to your Contract. In the case of transfers or withdrawals, the effective day determines the Unit Value at which affected Subaccount Units are debited and/or credited under your Contract. That Unit Value is the value of the Subaccount Units next calculated after your transaction is effective. Your Variable Account Value begins to reflect the investment performance results of your new allocations on the day after your transaction is effective.

Transfers and Market-timing Restrictions

Transfers

Transfers are allowed 30 days after the Contract Date. Currently, we are not enforcing this restriction but we reserve the right to enforce it in the future. Once your Purchase Payments are allocated to the Investment Options you selected, you may transfer your Account Value less Loan Account Value from any Investment Option to any other Investment Option. Transfers are limited to 25 for each calendar year. Only 2 transfers in any calendar month may involve any of the following Investment Options: Invesco V.I. Balanced-Risk Allocation Fund, BlackRock Global Allocation V.I. Fund, GE Investments Total Return Fund, International Value, International Small-Cap, International Large-Cap, Emerging Markets, Emerging Markets Debt, First Trust/Dow Jones Dividend & Income Allocation Portfolio, Fidelity VIP

FundsManager 60% Portfolio, Mutual Global Discovery Securities Fund, Templeton Global Bond Securities Fund, or PIMCO Global Multi-Asset. In addition, only 2 transfers into or out of each American Funds (American Funds Asset Allocation, American Funds Growth or American Funds Growth-Income), Global Absolute Return, Currency Strategies, Precious Metals, Lord Abbett Bond Debenture, MFS Utilities, PIMCO CommodityRealReturn Strategy, or Van Eck Global Hard Assets Investment Option may occur in any calendar month.

Transfers to or from a Variable Investment Option cannot be made before the seventh calendar day following the last transfer to or from the same Variable Investment Option. If the seventh calendar day is not a Business Day, then a transfer may not occur until the next Business Day. The day of the last transfer is not considered a calendar day for purposes of meeting this requirement. For example, if you make a transfer into the Equity Index Variable Investment Option on Monday, you may not make any transfers to or from that Variable Investment Option before the following Monday. Transfers to or from the Cash Management Variable Investment Option are excluded from this limitation.

For the purpose of applying the limitations, multiple transfers that occur on the same day are considered 1 transfer. A transfer of Account Value from the Loan Account back into your Investment Options following a loan repayment is not considered a transfer under these limitations. Transfers that occur as a result of the dollar cost averaging program, the portfolio rebalancing program, the earnings sweep program, approved corporate owned life insurance policy rebalancing programs or automatic quarterly rebalancing under the Custom Model program are excluded from these limitations. Also, allocations of Purchase Payments are not subject to these limitations.

If you have used all 25 transfers available to you in a calendar year, you may no longer make transfers between the Investment Options until the start of the next calendar year. However, you may make 1 transfer of all or a portion of the Account Value remaining in the Variable Investment Options into the Cash Management Investment Option prior to the start of the next calendar year.

There are no exceptions to the above transfer limitations in the absence of an error by us, a substitution of Investment Options, or reorganization of underlying Portfolios, or other extraordinary circumstances.

If we deny a transfer request, we will notify your financial advisor via telephone. If you (or your financial advisor) request a transfer via telephone that exceeds the above limitations, we will notify you (or your financial advisor) immediately.

Transfer requests are generally effective on the Business Day we receive them In Proper Form, unless you request a systematic transfer program with a future date.

We have the right, at our option (unless otherwise required by law), to require certain minimums in the future in connection with transfers. These may include a minimum transfer amount and a minimum Account Value, if any, for the Investment Option from which the transfer is made or to which the transfer is made. If your transfer request results in your having a remaining Account Value in an Investment Option that is less than $500 immediately after such transfer, we may (with prior written notice) transfer that Account Value to your other Investment Options on a pro rata basis, relative to your most recent allocation instructions.

We reserve the right (unless otherwise required by law) to limit the size of transfers, to restrict transfers, to require that you submit any transfer requests in writing, to suspend transfers, and to impose further limits on the number and frequency of transfers you can make. We also reserve the right to reject any transfer request. Any policy we may establish with regard to the exercise of any of these rights will be applied uniformly to all Contract Owners.

Market-timing Restrictions

The Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the Contract. Such frequent trading can disrupt management of the underlying Portfolios and raise expenses. The transfer limitations set forth above are intended to reduce frequent trading. In addition, we monitor certain large transaction activity in an attempt to detect trading that may be disruptive to the Portfolios. In the event transfer activity is found to be disruptive, certain future transactions by such Contract Owners, or by a financial advisor or other party acting on behalf of one or more Contract Owners, will require preclearance. Frequent trading and large transactions that are disruptive to portfolio management can have an adverse effect on Portfolio performance and therefore your Contract’s performance. Such trading may also cause dilution in the value of the Investment Options held by long-term Contract Owners. While these issues can occur in connection with any of the underlying Portfolios, Portfolios holding securities that are subject to market pricing inefficiencies are more susceptible to abuse. For example, Portfolios holding international securities may be more susceptible to time-zone arbitrage which seeks to take advantage of pricing discrepancies occurring between the time of the closing of the market on which the security is traded and the time of pricing of the Portfolios.

Our policies and procedures which limit the number and frequency of transfers and which may impose preclearance requirements on certain large transactions are applied uniformly to all Contract Owners. However, there is a risk that these policies and procedures will not detect all potentially disruptive activity or will otherwise prove ineffective in whole or in part. Further, we and our affiliates make available to our variable annuity and variable life insurance Contract Owners underlying funds not affiliated with us. We are unable to monitor or restrict the trading activity with respect to shares of such funds not sold in connection with our Contracts. In the event the

Board of Trustees/Directors of any underlying fund imposes a redemption fee or trading (transfer) limitations, we will pass them on to you.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions on behalf of multiple Contract Owners. Such restrictions could include:

•	not accepting transfer instructions from a financial advisor acting on behalf of more than one Contract Owner, and

•	not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one Contract Owner at a time.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners; or to comply with any applicable federal and state laws, rules and regulations.

Exchanges of Annuity Units

Exchanges of Annuity Units in any Subaccount(s) to any other Subaccount(s) after the Annuity Date are limited to 4 in any 12-month period. For purposes of applying the limitations, multiple exchanges that occur on the same day are considered 1 exchange. See THE CONTRACTS AND THE SEPARATE ACCOUNT section in the SAI.

Systematic Transfer Options

We offer 3 systematic transfer options: dollar cost averaging, portfolio rebalancing, and earnings sweep. There is no charge for these options and transfers under these options are not counted towards your total transfers in a calendar year. However, they are subject to the same requirements and restrictions as non-systematic transfers. You can have only one dollar cost averaging or earnings sweep program in effect at one time. Only portfolio rebalancing is available after you annuitize.

Dollar Cost Averaging

Dollar cost averaging is a method in which you buy securities in a series of regular purchases instead of in a single purchase. This allows you to average the securities’ prices over time, and may permit a “smoothing” of abrupt peaks and drops in price. Prior to your Annuity Date, you may use dollar cost averaging to transfer amounts, over time, from any Investment Option with an Account Value of at least $5,000 to one or more Variable Investment Options. Each transfer must be for at least $250. Currently, we are not enforcing the minimum Account Value and/or transfer amounts but we reserve the right to enforce such minimum amounts in the future. Detailed information appears in the SAI.

Portfolio Rebalancing

You may instruct us to maintain a specific balance of Variable Investment Options under your Contract (e.g. 30% in Subaccount A, 40% in Subaccount B, and 30% in Subaccount C). Periodically, we will “rebalance” your values in the elected Subaccounts to the percentages you have specified. Rebalancing may result in transferring amounts from a Subaccount earning a relatively higher return to one earning a relatively lower return. You may choose to have rebalances made quarterly, semi-annually or annually until your Annuity Date. Only Variable Investment Options are available for rebalancing. Detailed information appears in the SAI.

Earnings Sweep

You may instruct us to make automatic periodic transfers of your earnings from the Cash Management Subaccount to one or more Variable Investment Options (other than the Cash Management Subaccount). Detailed information appears in the SAI.

CHARGES, FEES AND DEDUCTIONS

Mortality and Expense Risk Charge

We assess a charge against the assets of each Subaccount to compensate for certain mortality and expense risks that we assume under the Contract (the “Risk Charge”). The risk that an Annuitant will live longer (and therefore receive more annuity payments) than we predict through our actuarial calculations at the time the Contract is issued is “mortality risk.” We also bear mortality risk in connection with death benefit payable under the Contract. The risk that the expense charges and fees under the Contract and Separate Account are less than our actual administrative and operating expenses is called “expense risk.”

This Risk Charge is assessed daily at an annual rate equal to 0.15% of each Subaccount’s assets.

The Risk Charge will stop at the Annuity Date if you select fixed annuity payments. The base Risk Charge will continue after the Annuity Date if you choose variable annuity payments, even though we do not bear mortality risk if your Annuity Option is Period Certain Only.

We will realize a gain if the Risk Charge exceeds our actual cost of expenses and benefits, and will suffer a loss if such actual costs exceed the Risk Charge. Any gain will become part of our General Account. We may use it for any reason, including covering sales expenses on the Contracts.

Increase in Risk Charge if an Optional Death Benefit Rider is Purchased

We increase your Risk Charge by an annual rate equal to 0.20% of each Subaccount’s assets if you purchase the Stepped-Up Death Benefit. The total Risk Charge annual rate will be 0.35% if the Stepped-Up Death Benefit is purchased. Any increase in your Risk Charge will not continue after the Annuity Date. See DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Death Benefits.

Administrative Fee

We charge an Administrative Fee as compensation for costs we incur in operating the Separate Account, issuing and administering the Contracts, including processing applications and payments, and issuing reports to you and to regulatory authorities.

The Administrative Fee is assessed daily at an annual rate equal to 0.25% of the assets of each Subaccount. This rate is guaranteed not to increase for the life of your Contract. A correlation will not necessarily exist between the actual administrative expenses attributable to a particular Contract and the Administrative Fee paid in respect of that particular Contract. The Administrative Fee will continue after the Annuity Date if you choose any variable payout option. We do not intend to realize a profit from this fee.

Optional Rider Charges

The following disclosure applies to the CoreIncome Advantage Select (Single), CoreIncome Advantage Select (Joint), CoreIncome Advantage 4 Select (Single), CoreIncome Advantage 4 Select (Joint), Income Access Select and GPA 3 Select riders.

If you purchase an optional Rider listed in the table below, we will deduct an annual charge from your Investment Options on a proportionate basis. The applicable maximum annual charge percentage is based on the 10-Year Treasury Rate (the monthly average as published by the Federal Reserve which can be obtained at www.federalreserve.gov). Prior to purchase, speak with your Financial Advisor or contact us directly for the current annual charge percentage in effect for a particular rider.

	Maximum Annual Charge
	Percentage Under the Rider
	10-Year	10-Year	10-Year
	Treasury Rate	Treasury Rate	Treasury Rate
	Monthly	Monthly	Monthly
	Average	Average	Average	To determine the amount to be
	Less than	2.00% to	4.00% or	deducted, the percentage that	The Charge is
Rider Name	2.00%	3.99%	more	applies to you is multiplied by the:	deducted on each:

CoreIncome Advantage Select (Single)	2.00%	1.50%	1.00%	Protected Payment Base[1]	Quarterly Rider Anniversary

CoreIncome Advantage Select (Joint)	2.50%	2.00%	1.50%	Protected Payment Base	Quarterly Rider Anniversary

CoreIncome Advantage 4 Select (Single)	1.00%	0.75%	0.50%	Protected Payment Base	Quarterly Rider Anniversary

CoreIncome Advantage 4 Select (Joint)	1.50%	1.25%	1.00%	Protected Payment Base	Quarterly Rider Anniversary

Income Access Select	2.75%	2.25%	1.50%	Protected Payment Base	Quarterly Rider Anniversary

GPA 3 Select	2.25%	2.00%	1.75%	Guaranteed Protection Amount[1]	Quarterly Rider Anniversary

[1]	Protected Payment Base or Guaranteed Protection Amount are defined, where applicable, in the Rider Terms subsection for each rider referenced above. See OPTIONAL LIVING BENEFIT RIDERS.

Generally, as economic factors improve, the annual charge percentage may decrease and as economic factors decline, the annual charge percentage may increase. The annual charge will change based on current economic factors including interest rates and equity market volatility but is subject to the maximum annual charge percentage in the table above. We determine, at our sole discretion, whether a change in the annual charge percentage will occur subject to the maximum annual charge percentage in the table above. This rider pricing structure is intended to help us provide the guarantees under the riders.

Every 3 months, generally on or about February 1, May 1, August 1 and November 1, we declare what the annual charge percentage will be for the following 3 month period (e.g. May through July). For example, when determining the annual charge percentage for May 1, we will use the 10-Year Treasury Rate monthly average for the month of March to see which maximum annual charge is in effect, and then determine, at our sole discretion, whether a change in the annual charge percentage will occur. The annual charge percentage may be less than the applicable maximum annual charge percentage shown in the table above. See the hypothetical examples below.

If you purchase a rider, the charge is deducted every 3 months following your Rider Effective Date (“Quarterly Rider Anniversary”) and your initial annual charge percentage is guaranteed not to change until the 1st Contract Anniversary after the Rider Effective Date. The charge is deducted in arrears each Quarterly Rider Anniversary and will be deducted while the Rider remains in effect and when the Rider terminates.

Beginning on the 1st Contract Anniversary after the Rider Effective Date, and on any subsequent Contract Anniversary, we may change the annual charge percentage. The annual charge percentage may increase or decrease each Contract Anniversary. Any increase in the annual charge percentage will not exceed 0.50% from the previous Contract Year. The 0.50% limitation does not apply to any annual charge percentage decreases which could be more than 0.50%. If a change to your annual charge percentage is made, the new annual charge percentage will remain the same until your next Contract Anniversary. You will receive the applicable annual charge percentage in effect for new issues of the same rider, subject to the maximum annual charge and 0.50% increase limit.

Here are a few hypothetical examples using CoreIncome Advantage Select (Single) to help you understand how the annual charge percentage may change over time.

Example 1 – Purchasing a new rider: The annual charge percentage in effect for February 1st is 1.15% and the 10-Year Treasury Rate is 2.10%. You purchase the Rider on March 15th (your Rider Effective Date). You will be charged 1.15% until your next Contract Anniversary.

Example 2 – Increase in annual charge percentage of less than 0.50% limit: The annual charge percentage in effect for February 1st of the current year is now 1.40% and the 10-year Treasury Rate is 1.90%. You purchased a rider on March 15th and it is now your first Contract Anniversary after the Rider Effective Date. Your annual charge percentage was 1.15% for the first year. Your new annual charge percentage will be 1.40% until your next Contract Anniversary since that is the annual charge percentage in effect for new issues of the same rider, 1.40% is less than the 2.00% maximum annual charge and your charge increased by less than 0.50%.

Example 3 – Increase in annual charge percentage subject to 0.50% limit: The annual charge percentage in effect for February 1st of the current year is now 1.80% and the 10-year Treasury Rate is 1.50%. You purchased a rider on March 15th and it is now your first Contract Anniversary after the Rider Effective Date. Your annual charge percentage was 1.15% for the first year. Your new annual charge percentage will be 1.65% until your next Contract Anniversary because we cannot increase your annual charge by more than 0.50% from the previous Contract Year and 1.65% is less than the 2.00% maximum annual charge.

Example 4 – Decrease in annual charge percentage: The annual charge percentage in effect for February 1st of the current year is now 0.60% and the 10-year Treasury Rate is 3.10%. You purchased a rider on March 15th and it is now your first Contract Anniversary after the Rider Effective Date. Your annual charge percentage was 1.15% for the first year. Using the table above, since the 10-Year Treasury Rate used is the “2.00% to 3.99%” breakpoint, the maximum annual charge percentage that may be declared is 1.50%. Your new annual charge percentage will be 0.60% until your next Contract Anniversary.

Should the 10-Year Treasury Rate no longer be available, we will substitute the 10-Year Treasury Rate (monthly average) with another measure for determining the annual rider charge percentage. However, the maximum fee percentages in the table provided in your rider will not change as long as your rider remains in effect.

If your Rider terminates on a Quarterly Rider Anniversary (for reasons other than death), the entire charge for the prior quarter will be deducted on that Quarterly Rider Anniversary. If your Rider terminates prior to a Quarterly Rider Anniversary, a prorated charge will be deducted on the earlier of the day the Contract terminates or the Quarterly Rider Anniversary immediately following the day your Rider terminates. The charge will be determined as of the day your Rider terminates.

If your Rider terminates as a result of the death of the Designated Life (all Designated Lives for a Joint Life Rider) or when the death benefit becomes payable under the Contract, any annual charge deducted between the date of death and the Notice Date will be prorated as applicable to the date of death and added to the Contract Value on the Notice Date.

Once your Contract Value is zero, the rider annual charge will no longer be deducted. In addition, we will waive the rider charge for the quarter in which full annuitization of the Contract occurs and the rider annual charge will no longer be deducted.

The following disclosure applies to the CoreIncome Advantage Plus (Single), CoreIncome Advantage Plus (Joint), CoreIncome Advantage 5 Plus (Single), CoreIncome Advantage 5 Plus (Joint), CoreIncome Advantage 5, CoreProtect Advantage, Flexible Lifetime Income Plus (Single), Foundation 10, Automatic Income Builder, Flexible Lifetime Income (Single), Flexible Lifetime Income (Joint), Lifetime Income Access Plus, Income Access and Guaranteed Protection Advantage 3 riders.

If you purchase an optional Rider listed in the table below, we will deduct an annual charge from your Investment Options on a proportionate basis.

Depending on which Rider you own, the charge is deducted each Contract Anniversary or every 3 months following the Rider Effective Date (“Quarterly Rider Anniversary”). The Rider charge will be deducted while the Rider remains in effect and when the Rider terminates. The charge is deducted in arrears each Contract Anniversary or Quarterly Rider Anniversary.

If your Rider charge is deducted each Contract Anniversary and your Rider terminates on a Contract Anniversary, the entire charge for the prior year will be deducted on that anniversary. If the Rider terminates prior to a Contract Anniversary, a prorated charge will be deducted on the earlier of the day your Contract terminates or the Contract Anniversary immediately following the day your Rider terminates. The charge will be determined as of the day your Rider terminates.

If your Rider charge is deducted each Quarterly Rider Anniversary and your Rider terminates on a Quarterly Rider Anniversary, the entire charge for the prior quarter will be deducted on that anniversary. If the Rider terminates prior to a Quarterly Rider Anniversary, a prorated charge will be deducted on the earlier of the day the Contract terminates or on the Quarterly Rider Anniversary immediately following the day your Rider terminates. The charge will be determined as of the day your Rider terminates.

If you make a full withdrawal of the amount available for withdrawal during a Contract Year, we will deduct the charge from the final payment made to you.

An optional Rider annual charge percentage may change if a Step-Up/Reset occurs under the Rider provisions. However, the annual charge percentage will not exceed the maximum annual charge percentage (indicated in the table below) for the applicable Rider. You may elect to opt-out of a Reset and your annual charge percentage will remain the same as it was before the Reset. If an Automatic Reset or Owner-Elected Reset never occurs, the annual charge percentage established on the Rider Effective Date is guaranteed not to change. You can find more information about Protected Payment Base, Step-Up/Reset, Automatic Reset and Owner-Elected Reset for each applicable rider in the OPTIONAL LIVING BENEFIT RIDERS section.

Annual Charge Percentage Table

		Maximum
	Current	Annual Charge	To determine the amount to be
	Annual Charge	Percentage	deducted, the Annual Charge	The Charge is
Optional Rider	Percentage	Under the Rider	Percentage is multiplied by the:	deducted on each:

CoreIncome Advantage Plus (Single)[1]	0.40%	1.20%	Protected Payment Base	Quarterly Rider Anniversary

CoreIncome Advantage Plus (Joint)[2]	0.60%	1.50%	Protected Payment Base	Quarterly Rider Anniversary

CoreIncome Advantage 5 Plus (Single)[3]	0.80%	1.50%	Protected Payment Base	Quarterly Rider Anniversary

CoreIncome Advantage 5 Plus (Joint)[4]	1.35%	1.75%	Protected Payment Base	Quarterly Rider Anniversary

CoreIncome Advantage 5[5]	0.80%	1.20%	Protected Payment Base	Quarterly Rider Anniversary

CoreProtect Advantage[6]	1.00%	1.50%	Protected Payment Base	Quarterly Rider Anniversary

Flexible Lifetime Income Plus (Single)[7]	1.50%	1.50%	Protected Payment Base	Contract Anniversary

Foundation 10[8]	1.50%	1.50%	Protected Payment Base	Contract Anniversary

Automatic Income Builder[9]	1.25%	1.50%	Protected Payment Base	Contract Anniversary

Flexible Lifetime Income (Single)[10]	1.20%	1.20%	Protected Payment Base	Contract Anniversary

Flexible Lifetime Income (Joint)[11]	1.20%	1.20%	Protected Payment Base	Contract Anniversary

Lifetime Income Access Plus[12]	1.20%	1.20%	Contract Value	Contract Anniversary

Income Access
If the Rider Effective Date is on or after October 1, 2012	1.10%	1.75%	Contract Value	Contract Anniversary
If the Rider Effective Date is before October 1, 2012[13]	0.75%	0.75%	Contract Value	Contract Anniversary

Guaranteed Protection Advantage 3 (GPA 3)
If the Rider Effective Date is on or after October 1, 2012	1.30%	1.75%	Contract Value	Contract Anniversary
If the Rider Effective Date is before October 1, 2012[14]	1.00%	1.00%	Contract Value	Contract Anniversary

[1]	If you purchased CoreIncome Advantage Plus (Single) and the Rider Effective Date is on or after May 1, 2012 and before October 1, 2012, the charge percentage is equal to 0.30% unless a Reset occurs.

[2]	If you purchased CoreIncome Advantage Plus (Joint) and the Rider Effective Date is on or after May 1, 2012 and before October 1, 2012, the charge percentage is equal to 0.50% unless a Reset occurs.

[3]	If you purchased CoreIncome Advantage 5 Plus (Single) and the Rider Effective Date is on or after May 1, 2012 and before October 1, 2012, the charge percentage is equal to 0.60% unless a Reset occurs.

[4]	If you purchased CoreIncome Advantage 5 Plus (Joint) and the Rider Effective Date is on or after May 1, 2012 and before October 1, 2012, the charge percentage is equal to 0.80% unless a Reset occurs. If you purchased this Rider and the Rider Effective Date is on or after October 1, 2012 and before February 1, 2013, the charge percentage is equal to 1.00% unless a Reset occurs.

[5]	If you purchased CoreIncome Advantage 5 and the Rider Effective Date is on or after May 1, 2012 and before October 1, 2012, the charge percentage is equal to 0.60% unless a Reset occurs.

[6]	If you purchased CoreProtect Advantage and the Rider Effective Date is before May 2, 2011, the charge percentage is equal to 1.05% unless a Reset occurs. If you purchased this Rider and the Rider Effective Date is on or after May 2, 2011 and before May 1, 2012, the charge percentage is equal to 0.85% unless a Reset occurs. If you purchased this Rider and the Rider Effective Date is on or after May 1, 2012 and before October 1, 2012, the charge percentage is equal to 0.95% unless a Reset occurs.

[7]	If you purchased Flexible Lifetime Income Plus (Single) and the Rider Effective Date is before January 1, 2009, the charge percentage is equal to 0.85% unless a Reset occurs. If you purchased this Rider and the Rider Effective Date is on or after January 1, 2009 and before May 1, 2009, the charge percentage is equal to 0.95% unless a Reset occurs. If you purchased this Rider and the Rider Effective Date is on or after May 1, 2009 and before October 1, 2009, the charge percentage is equal to 1.25% unless a Reset occurs.

[8]	If you purchased Foundation 10 and the Rider Effective Date is before January 1, 2009, the charge percentage is equal to 0.85% unless a Reset occurs. If you purchased this Rider and the Rider Effective Date is on or after January 1, 2009 and before October 1, 2009, the charge percentage is equal to 1.35% unless a Reset occurs.

[9]	If you purchased Automatic Income Builder and the Rider Effective Date is before January 1, 2009, the charge percentage is equal to 0.85% unless a Reset occurs. If you purchased this Rider and the Rider Effective Date is on or after January 1, 2009 and before November 1, 2010, the charge percentage is equal to 0.95% unless a Reset occurs. If you purchased this Rider and the Rider Effective Date is on or after November 1, 2010 and before May 1, 2012, the charge percentage is equal to 1.05% unless a Reset occurs.

[10]	If you purchased Flexible Lifetime Income (Single) and the Rider Effective Date is before November 1, 2010, the charge percentage is equal to 0.65% unless a Reset occurs. If you purchased this Rider and the Rider Effective Date is on or after November 1, 2010 and before May 1, 2012, the charge percentage is equal to 0.90% unless a Reset occurs.

[11]	If you purchased Flexible Lifetime Income (Joint) and the Rider Effective Date is before November 1, 2010, the charge percentage is equal to 0.85% unless a Reset occurs. If you purchased this Rider and the Rider Effective Date is on or after November 1, 2010 and before May 1, 2012, the charge percentage is equal to 1.10% unless a Reset occurs.

[12]	If you purchased Lifetime Income Access Plus and the Rider Effective Date is before July 1, 2006, the charge percentage is equal to 0.40% unless a Reset occurs. If you purchased this Rider and the Rider Effective Date is on or after July 1, 2006 and before November 1, 2010, the charge percentage is equal to 0.60% unless a Reset occurs. If you purchased this Rider and the Rider Effective Date is on or after November 1, 2010 and before May 1, 2012, the charge percentage is equal to 0.90% unless a Reset occurs.

[13]	If you purchased Income Access and the Rider Effective Date is before May 1, 2009, the charge percentage is equal to 0.40% unless a Reset occurs. If you purchased this Rider and the Rider Effective Date is on or after May 1, 2009, and before October 1, 2009, the charge percentage is equal to 0.65% unless a Reset occurs.

[14]	If you purchased GPA 3 and the Rider Effective Date is before January 1, 2009, the charge percentage is equal to 0.45% unless a Step-Up occurs. If you purchased this Rider and the Rider Effective Date is on or after January 1, 2009 and before May 1, 2009, the charge percentage is equal to 0.55% unless a Step-Up occurs. If you purchased this Rider and the Rider Effective Date is on or after May 1, 2009 and before October 1, 2009, the charge percentage is equal to 0.75% unless a Reset occurs. If you purchased this Rider and the Rider Effective Date is on or after October 1, 2009 and before May 1, 2012, the charge percentage is equal to 0.95% unless a Step-Up occurs.

See Mortality and Expense Risk Charge for the Stepped-Up Death Benefit charge information.

Premium Taxes

A tax may be imposed on your Purchase Payments (“premium tax”) at the time your Purchase Payment is made, at the time of a partial or full withdrawal, at the time any death benefit proceeds are paid, at annuitization or at such other time as taxes may be imposed. Currently, the state of New York does not impose premium taxes on the sale of this type of product. However, future changes in facts or state law may require premium tax charges. Tax rates ranging from 0% to 3.5% are currently in effect, but may also change in the future.

If we pay any premium taxes attributable to Purchase Payments, we will impose a similar charge against your Contract Value. We normally will charge you when you annuitize some or all of your Contract Value. We reserve the right to impose this charge for applicable premium taxes and/or other taxes when you make a full or partial withdrawal, at the time any death benefit proceeds are paid, or when those taxes are incurred. For these purposes, “premium taxes” include any state or local premium or retaliatory taxes and any federal, state or local income, excise, business or any other type of tax (or component thereof) measured by or based upon, directly or indirectly, the amount of Purchase Payments we have received. We currently base this charge on your Contract Value, but we reserve the right to base this charge on the transaction amount, the aggregate amount of Purchase Payments we receive under your Contract, or any other amount, that in our sole discretion we deem appropriately reimburses us for premium taxes paid on this Contract.

We may also charge the Separate Account or your Contract Value for taxes attributable to the Separate Account or the Contract, including income taxes attributable to the Separate Account or to our operations with respect to the Contract, or taxes attributable, directly or indirectly, to Purchase Payments. Any such charge deducted from the Contract Value will be deducted on a proportionate basis. See HOW YOUR PURCHASE PAYMENTS ARE ALLOCATED – Investing in Variable Investment Options – Calculating Subaccount Unit Values to see how such charges are deducted from the Separate Account. Currently, we do not impose any such charges.

Waivers and Reduced Charges

We may agree to waive or reduce charges under our Contracts, in situations where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Contract Owner(s), sales of large Contracts, sales of Contracts in connection with a group or sponsored arrangement or mass transactions over multiple Contracts.

In addition, we may agree to waive or reduce some or all of such charges and/or credit additional amounts under our Contracts, or waive minimum Investment requirements for those Contracts sold to persons who meet criteria established by us, who may include current and retired officers, directors and employees of us and our affiliates, trustees of the Pacific Select Fund, financial advisors and employees of broker/dealers with a current selling agreement with us and their affiliates, and immediate family members of such persons (“Eligible Persons”). If such Contracts are purchased directly through Pacific Select Distributors, Inc. (PSD), Eligible Persons will not be afforded the benefit of services of any broker/dealer and will bear the responsibility of determining whether a variable annuity, optional benefits and underlying Investment Options are appropriate, taking into consideration age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information. In addition, Eligible Persons who purchased their Contract through PSD, must contact us directly with servicing questions, Contract changes and other matters relating to their Contracts.

We will only waive or reduce such charges or credit additional amounts on any Contract where expenses associated with the sale or distribution of the Contract and/or costs associated with administering and maintaining the Contract are reduced. Any additional amounts will be added to the Contract when we apply Purchase Payments. We reserve the right to terminate waiver, reduced charge and crediting programs at any time, including for issued Contracts.

With respect to additional amounts as described above, in most states you may not receive any amount credited if you return your Contract during the Free Look period as described under WITHDRAWALS – Right to Cancel (“Free Look”).

Fund Expenses

Your Variable Account Value reflects advisory fees and other expenses incurred by the various Fund Portfolios, net of any applicable reductions and/or reimbursements. These fees and expenses may vary. Each Fund is governed by its own Board of Trustees, and your Contract does not fix or specify the level of expenses of any Portfolio. A Fund’s fees and expenses are described in detail in the applicable Fund Prospectus and SAI.

Some Investment Options available to you are “fund of funds”. A fund of funds portfolio is a fund that invests in other funds in addition to other investments that the portfolio may make. Expenses of fund of funds Investment Options may be higher than non fund of funds Investment Options due to the two tiered level of expenses. See the Fund prospectuses for detailed portfolio expenses and other information before investing.

ANNUITIZATION

Selecting Your Annuitant

When you submit your Contract application, you must choose a sole Annuitant or Joint Annuitants. If you are buying a Qualified Contract, you must be the sole Annuitant. If you are buying a Non-Qualified Contract you may choose yourself and/or another person as Annuitant. Whether you have a sole or Joint Annuitants, you may choose a Contingent Annuitant. The Contingent Annuitant will not have any Contract benefits, including death benefit proceeds, until becoming the sole surviving Annuitant. You will not be able to add or change a sole or Joint Annuitant after your Contract is issued. However, if you are buying a Qualified Contract, you may add a Joint Annuitant on the Annuity Date. You will be able to add or change a Contingent Annuitant until your Annuity Date or the death of your sole Annuitant or both Joint Annuitants, whichever occurs first. However, once your Contingent Annuitant has become the Annuitant under your Contract, no additional Contingent Annuitant may be named. No Annuitant (Primary, Joint or Contingent) may be named upon or after reaching his or her 86th birthday. We reserve the right to require proof of age or survival of the Annuitant(s).

Annuitization

Annuitization occurs on the Annuity Date when you convert your Contract from the accumulation phase to the annuitization (income) phase. You may choose both your Annuity Date and your Annuity Option. At the Annuity Date, you may elect to annuitize some or all of your Net Contract Value, less any applicable charge for premium taxes and/or other taxes, (the “Conversion Amount”), as long as such Conversion Amount annuitized is at least $2,000. We will send the annuity payments to the payee that you designate.

If you annuitize only a portion of this available Contract Value, you may have the remainder distributed, less any Contract Debt, any applicable charge for premium taxes and/or other taxes, and any optional Rider charge. This option of distribution may or may not be available, or may be available for only certain types of Contracts. Any such distribution will be made to you in a single sum if the remaining Conversion Amount is less than $2,000 on your Annuity Date. Distributions under your Contract may have tax consequences. You should consult a qualified tax adviser for information on full or partial annuitization.

If you annuitize only a portion of your Net Contract Value on your Annuity Date, you may, at that time, have the option to elect not to have the remainder of your Contract Value distributed, but instead to continue your Contract with that remaining Contract Value (a “continuing Contract”). If this option is available, you would then choose a second Annuity Date for your continuing Contract, and all references in this Prospectus to your “Annuity Date” would, in connection with your continuing Contract, be deemed to refer to that second Annuity Date. The second Annuity Date may not be later than the date specified in the Choosing Your Annuity Date section of this Prospectus. This option may not be available, or may be available only for certain types of Contracts. You should be aware that some or all of the payments received before the second Annuity Date may be fully taxable. If you annuitize a portion of your Net Contract Value for a period certain of at least 10 years or for the life or life expectancy of the annuitant(s), the annuitized portion will be treated as a separate Contract for the purpose of determining the taxable amount of the payments. We recommend that you contact a qualified tax adviser for more information if you are interested in this option.

Choosing Your Annuity Date

You should choose your Annuity Date when you submit your application or we will apply a default Annuity Date to your Contract. You may change your Annuity Date by notifying us, In Proper Form, at least ten Business Days prior to the earlier of your current Annuity Date or your new Annuity Date. Your Annuity Date cannot be earlier than your first Contract Anniversary. Adverse federal tax consequences may result if you choose an Annuity Date that is prior to an Owner’s attained age 59 1/2. See FEDERAL TAX ISSUES.

If you have a sole Annuitant, your Annuity Date cannot be later than the sole Annuitant’s 90th birthday. If you have Joint Annuitants, your Annuity Date cannot be later than your younger Joint Annuitant’s 90th birthday. Different requirements may apply as required by the Code. We may, at our sole discretion, allow you to extend your Annuity Date. We reserve the right, at any time, to not offer any extension to your Annuity Date regardless of whether we may have granted any extensions to you or to any others in the past. Some Broker/Dealers may not allow their clients to extend the Annuity Date beyond age 95.

If your Contract is a Qualified Contract, you may also be subject to additional restrictions. In order to meet the Code minimum distribution rules, your Required Minimum Distributions (RMDs) may begin earlier than your Annuity Date. For instance, under Section 401 of the Code (for Qualified Plans) and Section 408 of the Code (for IRAs), the entire interest under the Contract must be distributed to the Owner/Annuitant not later than the Owner/Annuitant’s Required Beginning Date (“RBD”), or distributions over the life of the Owner/Annuitant (or the Owner/Annuitant and his or her Beneficiary) must begin no later than the RBD. For more information see FEDERAL TAX ISSUES.

Default Annuity Date and Options

If you have a Non-Qualified Contract and you do not choose an Annuity Date when you submit your application, your Annuity Date will be your Annuitant’s 90th birthday or your younger Joint Annuitant’s 90th birthday, whichever applies. If you have a Qualified Contract and you do not choose an Annuity Date when you submit your application, your Annuity Date will be your Annuitant’s 90th birthday. Certain Qualified Contracts may require distributions to occur at an earlier age.

If you have not specified an Annuity Option or do not instruct us otherwise, at your Annuity Date your Net Contract Value, less any charges for premium taxes and/or other taxes, will be annuitized (if this net amount is at least $2,000) and the net amount from your Variable Account Value will be converted into a variable-dollar annuity directed to the Subaccounts proportionate to your Account Value in each.

Additionally:

•	If you have a Non-Qualified Contract, your default Annuity Option will be Life with a ten year Period Certain.

•	If you have a Qualified Contract, your default Annuity Option will be Life with a five year Period Certain or a shorter period certain as may be required by federal regulation. If you are married, different requirements may apply. Please contact your plan administrator for further information, if applicable.

•	If the net amount is less than $2,000, the entire amount will be distributed in one lump sum.

Choosing Your Annuity Option

You should carefully review the Annuity Options with a qualified tax adviser, and, for Qualified Contracts, reference should be made to the terms of the particular plan and the requirements of the Code for pertinent limitations regarding annuity payments, Required Minimum Distributions (“RMDs”), and other matters.

You may make 3 basic decisions about your annuity payments. First, you may choose whether you want those payments to be a fixed-dollar amount and/or a variable-dollar amount. Second, you may choose the form of annuity payments (see Annuity Options below).

Third, you may decide how often you want annuity payments to be made (the “frequency” of the payments). You may not change these selections after the Annuity Date.

Fixed and Variable Payment Options

You may choose fixed annuity payments based on a fixed rate and the 1983a Annuity Mortality Table with the ages set back 10 years, variable annuity payments that vary with the investment results of the Subaccounts you select, or you may choose both, converting one portion of the net amount you annuitize into fixed annuity payments and another portion into variable annuity payments.

If you select fixed annuity payments, each periodic annuity payment received will be equal to the initial annuity payment, unless you select a Joint and Survivor Life annuity with reduced survivor payments when the Primary Annuitant dies. Any net amount you convert to fixed annuity payments will be held in our General Account.

If you select variable annuity payments, you may choose as many Variable Investment Options as you wish. The amount of the periodic annuity payments will vary with the investment results of the Variable Investment Options selected and may be more or less than a fixed payment option. After the Annuity Date, Annuity Units may be exchanged among available Variable Investment Options up to 4 times in any 12 month period. How your Contract converts into variable annuity payments is explained in more detail in THE CONTRACTS AND THE SEPARATE ACCOUNT section in the SAI.

Annuity Options

Four Annuity Options are currently available under the Contract, although additional options may become available in the future. For other Annuity Options see OPTIONAL LIVING BENEFIT RIDERS.

1.	Life Only. Periodic payments are made to the designated payee during the Annuitant’s lifetime. Payments stop when the Annuitant dies.

2.	Life with Period Certain. Periodic payments are made to the designated payee during the Annuitant’s lifetime, with payments guaranteed for a specified period. You may choose to have payments guaranteed from 5 through 30 years (in full years only). The guaranteed period may be limited on Qualified Contracts based on your life expectancy.

If a Life with Period Certain annuity option provides for payments of the same amount for different Periods Certain at some ages, we will assume that your selection was for the longest Period Certain available for your age.

3.	Joint and Survivor Life. Periodic payments are made to the designated payee during the lifetime of the Primary Annuitant. After the death of the Primary Annuitant, periodic payments will continue to be made during the lifetime of the secondary Annuitant named in the election. You may choose to have the payments during the lifetime of the surviving secondary Annuitant equal 50%, 66 2/3% or 100% of the original amount payable during the lifetime of the Primary Annuitant (you must make this election when you choose your Annuity Option). If you elect a reduced payment based on the life of the secondary Annuitant, fixed annuity payments will be equal to 50% or 66 2/3% of the original fixed payment payable during the lifetime of the Primary Annuitant; variable annuity payments will be determined using 50% or 66 2/3%, as applicable, of the number of Annuity Units for each Subaccount credited to the Contract as of the date of death of the Primary Annuitant. Payments stop when both Annuitants have died.

4.	Period Certain Only. Periodic payments are made to the designated payee, guaranteed for a specified period. You may choose to have payments guaranteed from 5 through 30 years (in full years only). The guaranteed period may be limited on Qualified Contracts based on your life expectancy.

Periodic payment amounts will differ based on the Annuity Option selected. Generally, the longer the possible payment period, the lower the payment amount.

Additionally, if variable payments are elected under Annuity Options 2 and 4, you may redeem all remaining guaranteed variable payments after the Annuity Date. Also, under Option 4, partial redemptions of remaining guaranteed variable payments after the Annuity Date are available. If you elect to redeem all remaining guaranteed variable payments in a single sum, we will not make any additional variable annuity payments during the Annuitant’s lifetime or the remaining guaranteed period after the redemption. The amount available upon a full redemption would be the present value of any remaining guaranteed variable payments at the assumed investment return. Full or partial redemptions of remaining guaranteed variable payments are explained in more detail in the SAI under THE CONTRACTS AND THE SEPARATE ACCOUNT.

If the Annuitant dies before the guaranteed payments under Annuity Options 2 and 4 are completed, we will pay the remainder of the guaranteed payments to the first person among the following who is (1) living; or (2) an entity or corporation entitled to receive the remainder of the guaranteed payments:

•	the Owner;

•	the Joint Owner;

•	the Contingent Owner;

•	the Beneficiary; or

•	the Contingent Beneficiary.

If none are living (or if there is no entity or corporation entitled to receive the remainder of the guaranteed payments), we will pay the remainder of the guaranteed payments to the Owner’s estate.

If the Owner dies on or after the Annuity Date, but payments have not yet been completed, then distributions of the remaining amounts payable under the Contract must be made at least as rapidly as the method of distribution that was being used at the date of the Owner’s death. All of the Owner’s rights granted by the Contract will be assumed by the first among the following who is (1) living; or (2) an entity or corporation entitled to assume the Owner’s rights granted by the Contract:

•	the Joint Owner;

•	the Contingent Owner;

•	the Beneficiary; or

•	the Contingent Beneficiary.

If none are living (or if there is no entity or corporation entitled to assume the Owner’s rights granted by the Contract), all of the Owner’s rights granted by the Contract will be assumed by the Owner’s estate.

For Qualified Contracts, please refer to the Choosing Your Annuity Date section in this Prospectus. If your Contract was issued in connection with a Qualified Plan subject to Title I of the Employee Retirement Income Security Act of 1974 (“ERISA”), your spouse’s consent may be required when you seek any distribution under your Contract, unless your Annuity Option is Joint and Survivor Life with survivor payments of at least 50%, and your spouse is your Joint Annuitant.

Your Annuity Payments

Frequency of Payments

You may choose to have annuity payments made monthly, quarterly, semi-annually, or annually. The variable payment amount will be determined in each period on the date corresponding to your Annuity Date, and payment will be made on the next Business Day.

Your initial annuity payment must be at least $20. Depending on the net amount you annuitize, this requirement may limit your options regarding the period and/or frequency of annuity payments.

Amount of the First Payment

Your Contract contains tables that we use to determine the amount of the first annuity payment under your Contract, taking into consideration the annuitized portion of your Net Contract Value at the Annuity Date. This amount will vary, depending on the annuity period and payment frequency you select. This amount will be larger in the case of shorter Period Certain annuities and smaller for longer Period Certain annuities. Similarly, this amount will be greater for a Life Only annuity than for a Joint and Survivor Life annuity, because we will expect to make payments for a shorter period of time on a Life Only annuity. If you do not choose the Period Certain Only annuity, this amount will also vary depending on the age of the Annuitant(s) on the Annuity Date and, for some Contracts, the sex of the Annuitant(s).

For fixed annuity payments, the guaranteed income factors in our tables are based on an annual interest rate of 3% and the 1983a Annuity Mortality Table with the ages set back 10 years. If you elect a fixed annuity, fixed annuity payments will be based on the periodic income factors in effect for your Contract on the Annuity Date which are at least the guaranteed income factors under the Contract.

For variable annuity payments, the tables are based on an assumed annual investment return of 4% and the 1983a Annuity Mortality Table with the ages set back 10 years. If you elect a variable annuity, your initial variable annuity payment will be based on the applicable variable annuity income factors in effect for your Contract on the Annuity Date which are at least the variable annuity income factors under the Contract. You may choose any other annuity option we may offer on the option’s effective date. A higher assumed investment return would mean a larger first variable annuity payment, but subsequent payments would increase only when actual net investment performance exceeds the higher assumed rate and would fall when actual net investment performance is less than the higher assumed rate. A lower assumed rate would mean a smaller first payment and a more favorable threshold for increases and decreases. If the actual net investment performance is a constant 4% annually, annuity payments will be level. The assumed investment return is explained in more detail in the SAI under THE CONTRACTS AND THE SEPARATE ACCOUNT.

DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS

Death Benefits

Death benefit proceeds may be payable before the Annuity Date on proof of the sole surviving Annuitant’s death or of any Contract Owner while the Contract is in force. Any death benefit payable will be calculated on the “Notice Date”, which is the day on which we receive, In Proper Form, proof of death and instructions regarding payment of death benefit proceeds. If a Contract has multiple Beneficiaries, death benefit proceeds will be calculated when we first receive proof of death and instructions, In Proper Form, from any Beneficiary. The death benefit proceeds still remaining to be paid to other Beneficiaries will fluctuate with the performance of the underlying Investment Options.

Death Benefit Proceeds

Death benefit proceeds will be payable on the Notice Date. Such proceeds will be reduced by any charge for premium taxes and/or other taxes and any Contract Debt. The death benefit proceeds may be payable in a single sum, as an Annuity Option available under the Contract, towards the purchase of any other Annuity Option we then offer, or in any other manner permitted by the IRS and approved by us. The Owner’s spouse may continue the Contract (see Death Benefits – Spousal Continuation). In addition, there may be legal requirements that limit the recipient’s Annuity Options and the timing of any payments. A recipient should consult a qualified tax adviser before making a death benefit election.

The death benefit proceeds will be paid to the first among the following who is (1) living; or (2) an entity or corporation entitled to receive the death benefit proceeds, in the following order:

•	Owner,

•	Joint Owner,

•	Contingent Owner,

•	Beneficiary, or

•	Contingent Beneficiary.

If none are living (or if there is no entity or corporation entitled to receive the death benefit proceeds), the proceeds will be payable to the Owner’s Estate.

Death Benefit Amount

The Death Benefit Amount as of any Business Day before the Annuity Date is equal to the greater of:

•	your Contract Value as of that day, or

•	your aggregate Purchase Payments reduced by an amount for each withdrawal, which is calculated by multiplying the aggregate Purchase Payments received before each withdrawal by the ratio of the amount of the withdrawal to the Contract Value immediately prior to each withdrawal. The reduction made, when the Contract Value is less than aggregate Purchase Payments made into the Contract, may be greater than the actual amount withdrawn.

We calculate the Death Benefit Amount as of the Notice Date and the death benefit will be paid in accordance with the Death Benefit Proceeds section above.

See APPENDIX F: DEATH BENEFIT AMOUNT AND STEPPED-UP DEATH BENEFIT SAMPLE CALCULATIONS.

Spousal Continuation

Generally, a sole designated recipient who is the Owner’s spouse may elect to become the Owner (and sole Annuitant if the deceased Owner had been the Annuitant) and continue the Contract until the earliest of the spouse’s death, the death of the Annuitant, or the Annuity Date, except in the case of a Qualified Contract issued under section 403 of the Code. The spousal continuation election must be made by the fifth anniversary of the death of the Contract Owner for Non-Qualified Contracts, or by December 31 of the calendar year in which the fifth anniversary of the Contract Owner’s death falls for Qualified Contracts. On the Notice Date, if the surviving spouse is deemed to have continued the Contract, we will set the Contract Value equal to the death benefit proceeds that would have been payable to the spouse as the deemed Beneficiary/designated recipient of the death benefit proceeds.

This “Add-In Amount” is the difference between the Contract Value and the death benefit proceeds that would have been payable. The Add-In Amount will be added to the Contract Value on the Notice Date. There will not be an adjustment to the Contract Value if the Contract Value is equal to or greater than the death benefit proceeds as of the Notice Date. The Add-In Amount will be allocated among

Investment Options in accordance with the current allocation instructions for the Contract and may be, under certain circumstances, considered earnings. The Add-In Amount is not treated as a new Purchase Payment.

A Joint or Contingent Owner who is the designated recipient, but not the Owner’s spouse, may not continue the Contract. Under IRS Guidelines, once a surviving spouse continues the Contract, the Contract may not be continued again in the event the surviving spouse remarries. If you have purchased an optional living benefit Rider, please refer to the Rider attached to your Contract to determine how any guaranteed amounts may be affected when a surviving spouse continues the Contract.

Example: On the Notice Date, the Owner’s surviving spouse elects to continue the Contract. On that date, the death benefit proceeds were $100,000 and the Contract Value was $85,000. Since the surviving spouse elected to continue the Contract in lieu of receiving the death benefit proceeds, we will increase the Contract Value by an Add-In Amount of $15,000 ($100,000 − $85,000 = $15,000). If the Contract Value on the Notice Date was $100,000 or higher, then nothing would be added to the Contract Value.

The continuing spouse is subject to the same fees, charges and expenses applicable to the deceased Owner of the Contract.

Death of Annuitant

If a sole surviving Annuitant dies before the Annuity Date, the amount of the death benefit will be equal to the Death Benefit Amount as of the Notice Date and will be paid in accordance with the Death Benefit Proceeds section.

If there is more than one Annuitant and an Annuitant who is not an Owner dies, no death benefit proceeds will be payable. The designated sole Annuitant will then be the first living person in the following order:

•	a surviving Joint Annuitant, or

•	a surviving Contingent Annuitant.

Death of Owner

The amount of the death benefit will be the Death Benefit Amount as of the Notice Date and will be paid in accordance with the Death Benefit Proceeds section if:

•	a Contract Owner who is an Annuitant dies before the Annuity Date, or

•	a Contract Owner, who is not an Annuitant, and the Annuitant die simultaneously.

If a Contract Owner who is not an Annuitant dies before the Annuity Date, the death benefit proceeds will be equal to your Contract Value as of the Notice Date and will be paid in accordance with the Death Benefit Proceeds section and in accordance with the federal income tax distribution at death rules discussed in the FEDERAL TAX ISSUES section.

Non-Natural Owner

If you are a Non-Natural Owner of a Contract other than a Contract issued under a Qualified Plan as defined in Section 401 or 403 of the Code, the Primary Annuitant will be treated as the Owner of the Contract for purposes of the Non-Qualified Contract Distribution Rules. If there are Joint or Contingent Annuitants, the death benefit proceeds will be payable on proof of death of the first annuitant. If there is a change in the Primary Annuitant prior to the Annuity Date, such change will be treated as the death of the Owner (however, under the terms of your Contract, you cannot change the Primary Annuitant). The Death Benefit Amount will be: (a) the Contract Value, if the Non-Natural Owner elects to maintain the Contract and reinvest the Contract Value into the contract in the same amount as immediately prior to the distribution; or (b) the Contract Value, less any charge for premium taxes and/or other taxes, if the Non-Natural Owner elects a cash distribution and will be paid in accordance with the Death Benefits Proceeds section and in accordance with the federal income tax distribution at death rules discussed in the FEDERAL TAX ISSUES section.

Non-Qualified Contract Distribution Rules

The Contract is intended to comply with all applicable provisions of Code Section 72(s) and any successor provision, as deemed necessary by us to qualify the Contract as an annuity contract for federal income tax purposes. If an Owner of a Non-Qualified Contract dies before the Annuity Date, distribution of the death benefit proceeds must begin within 1 year after the Owner’s death or complete distribution within 5 years after the Owner’s death. In order to satisfy this requirement, the designated recipient must receive a final lump sum payment by the 5th anniversary of the Contract Owner’s death, or elect to receive an annuity for life or over a period that does not exceed the life expectancy of the designated recipient with annuity payments that start within 1 year after the Owner’s death or, if permitted by the IRS, elect to receive a systematic distribution over a period not exceeding the beneficiary’s life expectancy using a method that would be acceptable for purposes of calculating the minimum distribution required under section 401(a)(9) of the Code. If an election to receive an annuity is not made within 60 days of our receipt of proof, In Proper Form, of the Owner’s death or, if earlier, 60 days (or shorter period as we permit) prior to the 1st anniversary of the Owner’s death, the option to receive annuity payments is no longer available. If a Non-Qualified Contract has Joint Owners, this requirement applies to the first Contract Owner to die.

The Owner may designate that the Beneficiary will receive death benefit proceeds through annuity payments for life or life with Period Certain. The Owner must designate the payment method in writing in a form acceptable to us. The Owner may revoke the designation only in writing and only in a form acceptable to us. Once the Owner dies, the Beneficiary cannot revoke or modify the Owner’s designation.

Qualified Contract Distribution Rules

Under Internal Revenue Service regulations and our administrative procedures, if the Contract is owned under a Qualified Plan pursuant to Sections 401, 403 or Sections 408, or 408A of the Code and the Annuitant dies before the Required Beginning Date, the payment of any death benefit proceeds must be made to the designated recipient in accordance with one of two rules. One rule generally requires the death benefit proceeds to commence distribution by December 31 of the calendar year following the calendar year of the Annuitant’s death and continue over the life of his or her Beneficiary (the “life expectancy method”). The second rule requires distribution of the entire death benefit proceeds no later than December 31 of the calendar year in which the 5th anniversary of the Annuitant’s death falls (the “five-year rule”).

However, the life expectancy method and the five-year rule are modified if the sole primary Beneficiary is a surviving spouse. If the surviving spouse elects not to do an eligible rollover to an IRA or another existing eligible plan in his or her name, then he or she will be subject to the five-year rule. However, the surviving spouse may waive the five-year requirement and elect to take distributions over his or her life expectancy. If the surviving spouse elects to defer the commencement of required distributions beyond the 1st anniversary of the Annuitant’s death, the surviving spouse may defer required distributions until the later of:

•	December 31 of the year following the year the Annuitant died, or

•	December 31 of the year in which the deceased Annuitant would have turned 70 1/2.

You are responsible for monitoring distributions that must be taken to meet IRS guidelines.

If the Annuitant dies after the commencement of RMDs (except in the case of a Roth IRA when RMDs do not apply) but before the Annuitant’s entire interest in the Contract (other than a Roth IRA) has been distributed, the remaining interest in the Contract must be distributed to the designated recipient at least as rapidly as under the distribution method in effect at the time of the Annuitant’s death.

Stepped-Up Death Benefit

This optional Rider offers you the ability to lock in market gains for your beneficiaries with a stepped-up death benefit, which is the highest Contract Value on any previous Contract Anniversary (prior to the Annuitant’s 81st birthday) increased by the amount of additional Purchase Payments and decreased by withdrawals that you make.

Purchasing the Rider

You may purchase this optional Rider at the time your application is completed. You may not purchase this Rider after the Contract Date. This Rider may only be purchased if the age of each Annuitant is 75 or younger on the Contract Date.

How the Rider Works

If you purchase this Rider at the time your application is completed, upon the death of the sole surviving Annuitant (first Annuitant for Non-Natural Owners), or the first Owner who is also an Annuitant, prior to the Annuity Date, the death benefit proceeds will be equal to the greater of (a) or (b) below:

(a)	the Death Benefit Amount as of the Notice Date.

The Death Benefit Amount as of any day before the Annuity Date is equal to the greater of:

•	your Contract Value as of that day, or

•	your aggregate Purchase Payments reduced by an amount for each withdrawal, which is calculated by multiplying the aggregate Purchase Payments received before each withdrawal by the ratio of the amount of the withdrawal to the Contract Value immediately prior to each withdrawal. The reduction made, when the Contract Value is less than aggregate Purchase Payments made into the Contract, may be greater than the actual amount withdrawn.

(b)	the Guaranteed Minimum Death Benefit Amount as of the Notice Date.

The actual Guaranteed Minimum Death Benefit Amount is calculated only when death benefit proceeds become payable as a result of the death of the sole surviving Annuitant (first Annuitant for Non-Natural Owners), or the first death of an Owner who is also an Annuitant, prior to the Annuity Date and is determined as follows:

First we calculate what the Death Benefit Amount would have been as of your first Contract Anniversary and each subsequent Contract Anniversary that occurs while the Annuitant is living and before the Annuitant reaches his or her 81st birthday (each of these Contract Anniversaries is a “Milestone Date”).

We then adjust the Death Benefit Amount for each Milestone Date by:

•	adding the aggregate amount of any Purchase Payments received by us since the Milestone Date, and

•	subtracting an amount for each withdrawal that has occurred since that Milestone Date, which is calculated by multiplying the Death Benefit Amount before the withdrawal by the ratio of the amount of each withdrawal that has occurred since that Milestone Date, to the Contract Value immediately prior to the withdrawal. The reduction made, when the Contract Value is less than the Death Benefit Amount, may be greater than the actual amount withdrawn.

The highest of these adjusted Death Benefit Amounts for each Milestone Date, as of the Notice Date, is your Guaranteed Minimum Death Benefit Amount if you purchase this Rider. Calculation of any actual Guaranteed Minimum Death Benefit Amount is only made once death benefit proceeds become payable under your Contract.

Any death benefit paid under this Rider will be paid in accordance with the Death Benefit Proceeds section above.

See APPENDIX F: DEATH BENEFIT AMOUNT AND STEPPED-UP DEATH BENEFIT SAMPLE CALCULATIONS.

Termination

The Rider will remain in effect until the earlier of:

•	the date a full withdrawal of the amount available for withdrawal is made under the Contract,

•	the date death benefit proceeds become payable under the Contract,

•	the date the Contract is terminated in accordance with the provisions of the Contract, or

•	the Annuity Date.

The Rider may not otherwise be cancelled.

WITHDRAWALS

Optional Withdrawals

You may, on or prior to your Annuity Date, withdraw all or a portion of the amount available under your Contract while the Annuitant is living and your Contract is in force. You may surrender your Contract and make a full withdrawal at any time. If you surrender your Contract it will be terminated as of the Effective Date of the withdrawal. Beginning 30 days after your Contract Date, you also may make partial withdrawals from your Investment Options at any time. Currently, we are not requiring the 30-day waiting period on partial withdrawals, but we reserve the right to require a 30-day waiting period on partial withdrawals in the future. You may request to withdraw a specific dollar amount or a specific percentage of an Account Value or your Net Contract Value. You may choose to make your withdrawal from specified Investment Options. If you do not specify Investment Options, your withdrawal will be made from all of your Investment Options proportionately.

Each partial withdrawal must be for $500 or more. Pre-authorized partial withdrawals must be at least $250, except for pre-authorized withdrawals distributed by Electronic Funds Transfer (EFT), which must be at least $100. If your partial withdrawal from an Investment Option would leave a remaining Account Value in that Investment Option of less than $500, we also reserve the right, at our option and with prior written notice, to transfer that remaining amount to your other Investment Options on a proportionate basis relative to your most recent allocation instructions.

If your partial withdrawal leaves you with a Net Contract Value of less than $1,000, or if your partial withdrawal request is for an amount exceeding the amount available for withdrawal, as described in the Amount Available for Withdrawal section below, we have the right, at our option, to terminate your Contract and send you the withdrawal proceeds. However, we will not terminate your Contract if you own an optional withdrawal benefit rider and a partial withdrawal reduces the Net Contract Value to an amount less than $1,000.

Amount Available for Withdrawal

The amount available for withdrawal is your Net Contract Value (Contract Value less Contract Debt) at the end of the Business Day on which your withdrawal request is effective, less any applicable optional Rider Charges, and any charge for premium taxes and/or other taxes. The amount we send to you (your “withdrawal proceeds”) will also reflect any required or requested federal and state income tax withholding. See FEDERAL TAX ISSUES. If you own optional Riders, taking a withdrawal before a certain age or a withdrawal that is greater than the allowed annual withdrawal amount under a Rider, may result in adverse consequences such as a reduction in Rider benefits or the failure to receive lifetime withdrawals under the Rider.

You assume investment risk on Purchase Payments in the Subaccounts. As a result, the amount available to you for withdrawal from any Subaccount may be more or less than the total Purchase Payments you have allocated to that Subaccount.

Pre-Authorized Withdrawals

If your Contract Value is at least $5,000, you may select the pre-authorized withdrawal option, and you may choose monthly, quarterly, semi-annual or annual withdrawals. Currently, we are not enforcing the minimum Contract Value amount but we reserve the right to enforce the minimum amount in the future. Each withdrawal must be for at least $250, except for withdrawals distributed by Electronic funds Transfer (EFT), which must be at least $100. Each pre-authorized withdrawal is subject to federal income tax on its taxable portion and may be subject to a tax penalty of 10% if you have not reached age 59 1/2. Pre-authorized withdrawals cannot be used to continue the Contract beyond the Annuity Date. See FEDERAL TAX ISSUES. Additional information and options are set forth in the SAI.

Special Requirements for Full Withdrawals and Payments to Third Party Payees

Instructions for a full withdrawal and surrender of your Contract In Proper Form includes, among other things, a return of the original Contract or a lost contract affidavit. For your convenience, our Withdrawal Request form includes a lost contract affidavit for your use in providing us with your full withdrawal and surrender instructions. If you wish to have a full or partial withdrawal check made payable to a third-party payee, you must provide complete instructions and an original signature is required on the Withdrawal Request form or your withdrawal request instructions. If you wish to withdraw the entire amount available under your Contract, you must either return your Contract to us or sign and submit a Withdrawal Request form or a Lost Contract Affidavit if no Withdrawal Request form is completed.

Special Restrictions Under Qualified Plans

Qualified Plans may have additional rules regarding withdrawals from a Contract purchased under such a Plan. In general, if your Contract was issued under certain Qualified Plans, you may not withdraw amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 402(g)(3)(A) of the Code) or to transfers from a custodial account (as defined in Section 403(b)(7) of the Code) except in cases of your:

•	severance from employment,

•	death,

•	disability as defined in Section 72(m)(7) of the Code,

•	reaching age 59 1/2, or

•	hardship as defined for purposes of Section 401 of the Code.

These limitations do not affect certain rollovers or exchanges between Qualified Plans, and do not apply to rollovers from these Qualified Plans to an individual retirement account or individual retirement annuity. In the case of a 403(b) plan, these limitations do not apply to certain salary reduction contributions made, and investment results earned, prior to dates specified in the Code.

Hardship withdrawals under the exception provided above are restricted to amounts attributable to salary reduction contributions, and do not include investment results. This additional restriction does not apply to salary reduction contributions made, or investment results earned, prior to dates specified in the Code.

Certain distributions, including rollovers, may be subject to mandatory withholding of 20% for federal income tax and to a tax penalty of 10% if the distribution is not transferred directly to the trustee of another Qualified Plan, or to the custodian of an individual retirement account or issuer of an individual retirement annuity. See FEDERAL TAX ISSUES. Distributions may also trigger withholding for state income taxes. The tax and ERISA rules relating to withdrawals from Contracts issued to Qualified Plans are complex. We are not the administrator of any Qualified Plan. You should consult your qualified tax adviser and/or your Plan Administrator before you withdraw any portion of your Contract Value.

Effective Date of Withdrawal Requests

Withdrawal requests are normally effective on the Business Day we receive them In Proper Form. If you make Purchase Payments by check and submit a withdrawal request immediately afterwards, payment of your withdrawal proceeds may be delayed until we receive confirmation in our Annuities administrative office that your check has cleared.

If your financial advisor is also an investment adviser representative (“investment adviser”) associated with his or her broker-dealer’s affiliated registered investment adviser, you may authorize us to process a withdrawal from your Contract to pay the investment advisory fee by signing a Registered Investment Advisory Fee Withdrawal Authorization form. Thereafter, your investment adviser must submit an original Registered Investment Advisory Fee Withdrawal Request form for each withdrawal.

Your investment adviser will be solely responsible for the accuracy of any such fee payment calculation as well as the frequency or reasonableness of each such fee withdrawal request. We have no duty to inquire into the amount of the Contract Value withdrawn.

Tax Consequences of Withdrawals

All withdrawals, including pre-authorized withdrawals, will generally have federal income tax consequences, which could include tax penalties. You should consult with a qualified tax adviser before making any withdrawal or selecting the pre-authorized withdrawal option. See FEDERAL TAX ISSUES.

Right to Cancel (“Free Look”)

You may return your Contract for cancellation and a refund during your Free Look period. Your Free Look period is usually the 10-day period beginning on the day you receive your Contract. If you are replacing another annuity contract or life insurance policy, the Free Look period ends 60 days after you receive your Contract.

The amount of your refund may be more or less than the Purchase Payments you have made. If you return your Contract, it will be cancelled as of the date we receive your Contract. You will then receive a refund of your Contract Value, based upon the next determined Accumulated Unit Value (AUV) after we receive your Contract for cancellation, plus a refund of any amount that may have been deducted as Contract fees and charges, and minus any additional amount credited as described in CHARGES, FEES AND DEDUCTIONS – Waivers and Reduced Charges. You bear the investment risk for any additional amount credited.

If your Contract was issued as an IRA and you return your Contract within 7 days after you receive it, we will return the greater of your Purchase Payments (less any withdrawals made) or the Contract Value.

Your Purchase Payments are allocated to the Investment Options you indicated on your application, unless otherwise required by state law. If state law requires that your Purchase Payments must be allocated to Investment Options different than you requested, we will comply with state requirements. At the end of the Free Look period, we will allocate your Purchase Payments based on your allocation instructions.

You will find a complete description of the Free Look period and amount to be refunded that applies to your Contract on the Contract’s cover page.

OPTIONAL LIVING BENEFIT RIDERS

General Information

Optional Riders are subject to availability (including state availability) and may be discontinued for purchase at anytime without prior notice. Before purchasing any optional Rider, make sure you understand all of the terms and conditions and consult with your financial advisor for advice on whether an optional Rider is appropriate for you. We reserve the right to restrict the purchase of an optional living benefit Rider to only Contract issue in the future. Your election to purchase an optional Rider must be received In Proper Form.

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we decide to no longer accept Purchase Payments for any Rider, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own. We may reject or restrict additional Purchase Payments to help protect our ability to provide the guarantees under these riders. See the Subsequent Purchase Payments subsection of the riders for additional information.

Living benefit riders available through this Contract, for an additional cost, are categorized as guaranteed minimum withdrawal benefit or guaranteed minimum accumulation benefit riders. The following is a list (which may change from time to time) of riders currently available:

Guaranteed Minimum Withdrawal Benefit

•	CoreIncome Advantage 4 Select (Single or Joint)

•	CoreIncome Advantage Select (Single or Joint)

•	Income Access Select

The guaranteed minimum withdrawal benefit riders focus on providing an income stream for life or over a certain period through withdrawals during the accumulation phase, if certain conditions are met. The riders have the same basic structure with differences in the percentage that may be withdrawn each year, how long the withdrawals may last (for example, certain number of years, for a single life or for joint lives), and what age lifetime withdrawals may begin, if applicable. The riders also offer the potential to lock in market gains on each Contract Anniversary which may increase the annual amount you may withdraw each year under the rider. The riders provide an income stream regardless of market performance, even if your Contract Value is reduced to zero.

Guaranteed Minimum Accumulation Benefit

•	Guaranteed Protection Advantage 3 Select

The guaranteed minimum accumulation benefit rider focuses on providing principal protection, if certain conditions are met. If your Contract Value is less than the protected amount at the end of a 10-year term, we will make up the difference by making a one-time addition to your Contract Value. The rider also offers the potential to increase the protected amount by locking in any Contract Value increases after a certain number of years. If you lock in any Contract Value increases, the new protected amount will equal your Contract Value and a new 10-year term will begin.

You can find complete information about each optional rider and its key features and benefits below.

You may purchase an optional Rider on the Contract Date or on any Contract Anniversary (if available). In addition, if you purchase a Rider within 60 days after the Contract Date or, if available, within 60 days after any Contract Anniversary, the Rider Effective Date will be that Contract Date or Contract Anniversary. Your election to purchase an optional Rider must be received In Proper Form.

Distributions made due to a request for partial annuitization, divorce instructions or under Code Section 72(t)/72(q) (substantially equal periodic payments) are treated as withdrawals for Contract purposes and may adversely affect Rider benefits.

Taking a withdrawal before a certain age or a withdrawal that is greater than the annual withdrawal amount (“excess withdrawal”) under a particular Rider may result in adverse consequences such as a permanent reduction in Rider benefits or the failure to receive lifetime withdrawals under a Rider. If you would like to make an excess withdrawal and are uncertain how an excess withdrawal will reduce your future guaranteed withdrawal amounts, then you may contact us prior to requesting the withdrawal to obtain a personalized, transaction specific calculation showing the effect of the excess withdrawal.

Some optional riders allow for owner elected Resets/Step-Ups. If you elect to Reset/Step-Up, your election must be received, In Proper Form, within 60 days after the Contract Anniversary (“60 day period”) on which the Reset/Step-Up is effective. We may, at our sole discretion, allow Resets/Step-Ups after the 60 day period. We reserve the right to refuse a Reset/Step-Up request after the 60 day period regardless of whether we may have allowed you or others to Reset/Step-Up in the past. Each Contract Anniversary starts a new 60 day period in which a Reset/Step-Up may be elected.

Some broker/dealers may limit their clients from purchasing some optional Riders based upon the client’s age or other factors. You should work with your financial advisor to decide whether an optional Rider is appropriate for you.

Taking a loan while an optional living benefit Rider is in effect will terminate your Rider. Work with your financial advisor before taking a loan.

Work with your financial advisor to review the different riders available for purchase, how they function, how the riders differ from one another, and to understand all of the terms and conditions of an optional rider prior to purchase.

Investment Allocation Requirements

At initial purchase and during the entire time that you own an optional living benefit Rider, you must allocate your entire Contract Value to an asset allocation program or Investment Options we make available for these Riders. You may allocate your Contract Value according to the following requirements:

•	100% to one allowable Asset Allocation Model, OR

•	100% among allowable Investment Options.

Currently, the allowable Asset Allocation Models and Investment Options are as follows:

Allowable Asset Allocation Models

Custom Model[2]

Allowable Investment Options

AllianceBernstein VPS Balanced Wealth Strategy Portfolio[2]American Funds Asset Allocation

BlackRock Global Allocation V.I. Fund

Fidelity VIP FundsManager 60% Portfolio

First Trust/Dow Jones Dividend & Income Allocation
  Portfolio

Franklin Templeton VIP Founding Funds Allocation Fund[2]GE Investments Total Return Fund

Invesco V.I. Balanced-Risk Allocation Fund

Janus Aspen Balanced Portfolio

MFS Total Return Series

Pacific Dynamix – Conservative Growth

Pacific Dynamix – Moderate Growth

Pacific Dynamix – Growth[2]Portfolio Optimization Conservative

Portfolio Optimization Moderate-Conservative

Portfolio Optimization Moderate

Portfolio Optimization Growth[2]Portfolio Optimization Aggressive-Growth[1]PIMCO Global Multi-Asset Portfolio

[1]	Only available for optional living benefit riders with a Rider Effective Date before January 1, 2009.

[2]	Only available for optional living benefit riders with a Rider Effective Date before May 1, 2012.

You may transfer your entire Contract Value between an allowable Asset Allocation Model and allowable Investment Options, between allowable Asset Allocation Models or between allowable Investment Options, subject to certain transfer limitations and availability. See HOW YOUR PURCHASE PAYMENTS ARE ALLOCATED – Transfers and Market-timing Restrictions. Keep in mind that you must allocate your entire Contract Value to either one allowable Asset Allocation Model or among the allowable Investment Options. If you do not allocate your entire Purchase Payment or Contract Value according to the requirements above, your Rider will terminate.

Allowable Asset Allocation Models – Custom Model. You may also make transfers between the Investment Options available under the Custom Model program as long as you follow the Custom Model parameters. However, if you make transfers, subsequent Purchase Payments or change the allocation percentages within your Custom Model and they do not comply with the Custom Model parameters, you will no longer be participating in the Custom Model program and your Rider will terminate. See HOW YOUR PURCHASE PAYMENTS ARE ALLOCATED – Custom Model for information about the program.

Allowable Investment Options. You may allocate your entire Contract Value among any of the allowable Investment Options listed in the table above.

By adding an optional living benefit Rider to your Contract, you agree to the above referenced investment allocation requirements for the entire period that you own a Rider. These requirements may limit the number of Investment Options that are otherwise available to you under your Contract. We reserve the right to add, remove or change allowable asset allocation programs or allowable Investment Options at any time. We may make such a change due to a fund reorganization, fund substitution, to help protect our ability to provide the guarantees under these riders, or otherwise. If such a change is required, we will provide you with reasonable notice (generally 90 calendar days unless we are required to give less notice) prior to the effective date of such change to allow you to reallocate your Contract Value to maintain your rider benefits. If you do not reallocate your Contract Value your rider will terminate.

We will send you written notice in the event any transaction made by you will involuntarily cause the Rider to terminate for failure to invest according to the investment allocation requirements. However, you will have 30 calendar days after the date of our written notice (“30 day period”), to instruct us to take appropriate corrective action to continue participation in an allowable asset allocation program or allowable Investment Options to continue the Rider.

Asset allocation does not guarantee future results, ensure a profit, or protect against losses. The investment allocation requirements may reduce overall volatility in investment performance, may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the optional living benefit riders.

Multiple Rider Ownership

Only one guaranteed minimum withdrawal benefit rider may be owned or in effect at the same time. Only one guaranteed minimum accumulation benefit rider may be owned or in effect at the same time.

Withdrawal Benefit Rider Exchanges

Subject to availability, you may elect to exchange among the following withdrawal benefit Riders:

FROM	TO	WHEN

Income Access Select	CoreIncome Advantage Select (Single) or (Joint) CoreIncome Advantage 4 Select (Single) or (Joint)	On any Contract Anniversary.

CoreIncome Advantage 4 Select (Single)	Income Access Select CoreIncome Advantage Select (Single) or (Joint) CoreIncome Advantage 4 Select (Joint)	On any Contract Anniversary.

CoreIncome Advantage 4 Select (Joint)	Income Access Select CoreIncome Advantage Select (Single) or (Joint) CoreIncome Advantage 4 Select (Single)	On any Contract Anniversary.

CoreIncome Advantage Select (Single)	Income Access Select CoreIncome Advantage Select (Joint) CoreIncome Advantage 4 Select (Single) or (Joint)	On any Contract Anniversary.

CoreIncome Advantage Select (Joint)	Income Access Select CoreIncome Advantage Select (Single) CoreIncome Advantage 4 Select (Single) or (Joint)	On any Contract Anniversary.

Income Access	Income Access Select CoreIncome Advantage Select (Single) or (Joint) CoreIncome Advantage 4 Select (Single) or (Joint)	On any Contract Anniversary.

CoreIncome Advantage Plus (Single) or (Joint)	Income Access Select CoreIncome Advantage 4 Select (Single) or (Joint)	On any Contract Anniversary.

	CoreIncome Advantage Select (Single) or (Joint)	On any Contract Anniversary beginning with the 3rd Contract Anniversary measured from the Contract issue date.

CoreIncome Advantage 5 Plus (Single) or (Joint)	Income Access Select CoreIncome Advantage 4 Select (Single) or (Joint)	On any Contract Anniversary.

	CoreIncome Advantage Select (Single) or (Joint)	On any Contract Anniversary beginning with the 3rd Contract Anniversary measured from the Contract issue date.

CoreIncome Advantage 5	Income Access Select CoreIncome Advantage 4 Select (Single) or (Joint)	On any Contract Anniversary.

	CoreIncome Advantage Select (Single) or (Joint)	On any Contract Anniversary beginning with the 3rd Contract Anniversary measured from the Contract issue date.

CoreProtect Advantage	Income Access Select CoreIncome Advantage 4 Select (Single) or (Joint)	On any Contract Anniversary.

	CoreIncome Advantage Select (Single) or (Joint)	On any Contract Anniversary beginning with the 3rd Contract Anniversary measured from the Contract issue date.

Lifetime Income Access Plus	Income Access Select CoreIncome Advantage 4 Select (Single) or (Joint) CoreIncome Advantage Select (Single) or (Joint)	On any Contract Anniversary.

Flexible Lifetime Income (Single) or (Joint)	Income Access Select CoreIncome Advantage 4 Select (Single) or (Joint)	On any Contract Anniversary.

	CoreIncome Advantage Select (Single) or (Joint)	On any Contract Anniversary beginning with the 3rd Contract Anniversary measured from the Contract issue date.

Flexible Lifetime Income Plus (Single)	Income Access Select CoreIncome Advantage 4 Select (Single) or (Joint)	On any Contract Anniversary.

	CoreIncome Advantage Select (Single) or (Joint)	On any Contract Anniversary beginning with the 3rd Contract Anniversary measured from the Contract issue date.

FROM	TO	WHEN

Foundation 10	Income Access Select CoreIncome Advantage 4 Select (Single) or (Joint)	On any Contract Anniversary.

	CoreIncome Advantage Select (Single) or (Joint)	On any Contract Anniversary beginning with the 3rd Contract Anniversary measured from the Contract issue date.

Automatic Income Builder	Income Access Select CoreIncome Advantage 4 Select (Single) or (Joint)	On any Contract Anniversary.

	CoreIncome Advantage Select (Single) or (Joint)	On any Contract Anniversary beginning with the 3rd Contract Anniversary measured from the Contract issue date.

When you elect an exchange, you are terminating your existing Rider and purchasing a new Rider. The Initial Protected Payment Base and Remaining Protected Balance (if applicable) under the new Rider will be equal to the Contract Value on that Contract Anniversary. Generally, if your Contract Value is lower than the Protected Payment Base under your existing Rider, your election to exchange from one rider to another may result in a reduction in the Protected Payment Base, Protected Payment Amount, any applicable Remaining Protected Balance and any Annual Credit that may be applied. In other words, your existing protected balances will not carryover to the new Rider. If you elect an exchange, you will be subject to the charge and the terms and conditions for the new Rider in effect at the time of the exchange. Only one exchange may be elected each Contract Year. In addition, there are withdrawal percentages, annual credit percentages, and lifetime income age requirements that differ between the Riders listed above. Work with your financial advisor prior to electing an exchange.

Accumulation Benefit Rider Exchanges

Subject to availability, you may elect to exchange among the following accumulation benefit Riders:

FROM	TO	WHEN

Guaranteed Protection Advantage 3 (GPA 3)	Guaranteed Protection Advantage 3 Select	On any Contract Anniversary.

When you elect an exchange, you are terminating your existing Rider and purchasing a new Rider. The initial Guaranteed Protection Amount under the new Rider will be equal to the Contract Value on that Contract Anniversary. Generally, if your Contract Value is lower than the Guaranteed Protection Amount under your existing Rider, your election to exchange from one rider to another may result in a reduction in the Guaranteed Protection Amount. In other words, your existing Guaranteed Protection Amount will not carryover to the new Rider. If you elect an exchange, you will be subject to the charge and the terms and conditions for the new Rider in effect at the time of the exchange. Only one exchange may be elected each Contract Year. In addition, there are Step-Up eligibility requirements that differ between the Riders listed above. Work with your financial advisor prior to electing an exchange.

Optional Riders Not Available for Purchase

The CoreIncome Advantage Plus (Single), CoreIncome Advantage Plus (Joint), CoreIncome Advantage 5 Plus (Single), CoreIncome Advantage 5 Plus (Joint), CoreProtect Advantage, CoreIncome Advantage 5, Flexible Lifetime Income Plus (Single), Automatic Income Builder, Flexible Lifetime Income (Single), Flexible Lifetime Income (Joint), Foundation 10, Lifetime Income Access Plus, Income Access and Guaranteed Protection Advantage 3 Riders are no longer available for purchase. If you purchased one of these Riders, you will find more information about the Rider in APPENDIX G: OPTIONAL RIDERS NOT AVAILABLE FOR PURCHASE.

CoreIncome Advantage 4 Select (Single)

(This Rider is called the Guaranteed Withdrawal Benefit XII Rider – Single Life in the Contract’s Rider.)

Purchasing the Rider

Prior to purchase, you must obtain our approval if your initial Protected Payment Base is $1,000,000 or greater.

You may purchase this optional Rider on the Contract Date or on any Contract Anniversary provided that on the Rider Effective Date:

•	the Designated Life is 85 years of age or younger,

•	the Owner and Annuitant is the same person (except for Non-Natural Owners),

•	the Contract is not issued as an Inherited IRA, Inherited Roth IRA, or Inherited TSA, and

•	you allocate your entire Contract Value according to the Investment Allocation Requirements.

Joint Owners may not purchase this Rider.

Rider Terms

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions.

Designated Life – The person upon whose life the benefits of this Rider are based. The Owner/Annuitant (or youngest Annuitant in the case of a Non-Natural Owner) will be the Designated Life. The Designated Life cannot be changed; if a change occurs this Rider will terminate.

Early Withdrawal – Any withdrawal that occurs before the Designated Life is 59 1/2 years of age.

Excess Withdrawal – Any withdrawal (except an RMD Withdrawal) that occurs after the Designated Life is age 59 1/2 or older and exceeds the Protected Payment Amount.

Protected Payment Amount – The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base. If the Designated Life is 59 1/2 years of age or older, the Protected Payment Amount is equal to 4% of the Protected Payment Base, less cumulative withdrawals during that Contract Year and will be reset on each Contract Anniversary to 4% of the Protected Payment Base computed on that date. If the Designated Life is younger than 59 1/2 years of age, the Protected Payment Amount is equal to zero (0); however, once the Designated Life reaches age 59 1/2, the Protected Payment Amount will equal 4% of the Protected Payment Base and will be reset each Contract Anniversary. The initial Protected Payment Amount will depend upon the age of the Designated Life.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Reset Date – Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

You will find information about an RMD Withdrawal in the Required Minimum Distributions subsection and information about Automatic Resets in the Reset of Protected Payment Base subsection below.

How the Rider Works

Beginning at age 59 1/2, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Rider terminates. Beginning with the 1st anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets of the Protected Payment Base to an amount equal to 100% of the Contract Value. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

If the Designated Life is 59 1/2 years of age or older, the Protected Payment Amount is 4% of the Protected Payment Base. If the Designated Life is younger than 59 1/2 years of age, the Protected Payment Amount is zero (0).

The Protected Payment Base may change over time. An Automatic Reset will increase the Protected Payment Base to the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will not change the Protected Payment Base. If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base at the time of withdrawal, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including an IRA or TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59 1/2, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES – IRAs and Qualified Plans.

Withdrawal of Protected Payment Amount

When the Designated Life is 59 1/2 years of age or older, you may withdraw up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates. The Protected Payment Amount will be reduced by the amount withdrawn during the Contract Year and will be reset each Contract Anniversary to 4% of the Protected Payment Base. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year. If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD Withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. (See example 4 in APPENDIX A for a numerical example of the adjustments to the Protected Payment Base as a result of an Excess Withdrawal.) If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES.

Early Withdrawal

If an Early Withdrawal occurs, we will (immediately following the Early Withdrawal) reduce the Protected Payment Base either on a proportionate basis or by the total withdrawal amount, whichever results in a lower Protected Payment Base. See example 5 in APPENDIX A for a numerical example of the adjustments to the Protected Payment Base as a result of an Early Withdrawal.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions,

•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•	the Annual RMD Amount is based on the previous year-end fair market value of this Contract only, and

•	only RMD Withdrawals are made from the Contract during the Contract Year.

We reserve the right to modify or eliminate the treatment of RMD Withdrawals under this Rider if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If we exercise this right, we will provide notice to the Owner.

See example 6 in APPENDIX A for numerical examples that describe what occurs when only withdrawals of the Annual RMD Amount are made during a Contract Year and when withdrawals of the Annual RMD Amount plus other non-RMD Withdrawals are made during a Contract Year.

See FEDERAL TAX ISSUES – Qualified Contracts – Required Minimum Distributions.

Depletion of Contract Value

If the Designated Life is younger than age 59 1/2 when the Contract Value is zero (due to withdrawals, fees, or otherwise), the Rider will terminate.

If the Designated Life is age 59 1/2 or older and the Contract Value was reduced to zero by a withdrawal that exceeds the Protected Payment Amount, the Rider will terminate.

If the Designated Life is age 59 1/2 or older and the Contract Value was reduced to zero by a withdrawal (including an RMD Withdrawal) that did not exceed the Protected Payment Amount, the following will apply:

•	the Protected Payment Amount will be paid each year until the date of death of the Designated Life or when a death benefit becomes payable under the Contract,

•	the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

•	no additional Purchase Payments will be accepted under the Contract, and

•	the Contract will cease to provide any death benefit (amount will be zero).

Reset of Protected Payment Base

On and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of Rider charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base is changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base to an amount equal to 100% of the Contract Value, if the Protected Payment Base is at least $1.00 less than the Contract Value on that Contract Anniversary.

Subsequent Purchase Payments

If we accept additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base by the amount of the Purchase Payments. However, we reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own while this Rider remains in effect.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only fixed annuity option is chosen, the annuity payments will be equal to the greater of:

•	the Life Only fixed annual payment amount based on the terms of your Contract, or

•	the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base and Protected Payment Amount under this Rider will not be used in determining any annuity payments. Work with your financial advisor to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

Continuation of Rider if Surviving Spouse Continues Contract

This Rider terminates upon the death of the Designated Life or when a death benefit becomes payable under the Contract, whichever occurs first. If the surviving spouse continues the Contract, the surviving spouse may re-purchase this Rider (if available) on any Contract Anniversary. The existing protected balances will not carry over to the new Rider and will be based on the Contract Value at time of re-purchase. Any Rider re-purchases are subject to the Rider terms and conditions at the time of re-purchase.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Death Benefits).

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements,

•	the date of the death of the Designated Life or when a death benefit becomes payable under the Contract,

•	the day the Contract is terminated in accordance with the provisions of the Contract,

•	the day we are notified of an ownership change of a Non-Qualified Contract (excluding ownership changes to or from certain trusts or adding or removing the Owner’s spouse),

•	the day you exchange this Rider for another withdrawal benefit Rider,

•	the Annuity Date (see the Annuitization subsection for additional information),

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD Withdrawal) that exceeds the Protected Payment Amount, or

•	the day the Contract Value is reduced to zero if the Designated Life is younger than age 59 1/2.

See the Depletion of Contract Value subsection for situations where the Rider will not terminate when the Contract Value is reduced to zero.

Sample Calculations

Hypothetical sample calculations are in the attached APPENDIX A. The examples are based on certain hypothetical assumptions and are for example purposes only. These examples are not intended to serve as projections of future investment returns.

CoreIncome Advantage 4 Select (Joint)

(This Rider is called the Guaranteed Withdrawal Benefit XII Rider – Joint Life in the Contract’s Rider.)

Purchasing the Rider

Prior to purchase, you must obtain our approval if your initial Protected Payment Base is $1,000,000 or greater.

You may purchase this optional Rider on the Contract Date or on any Contract Anniversary if you meet the following eligibility requirements:

•	the Contract is issued as:

•	Non-Qualified Contract (this Rider is not available if the Owner is a trust or other entity), or

•	Qualified Contract under Code Section 408(a), 408(k), 408A, 408(p) or 403(b), except for Inherited IRAs, Inherited Roth IRAs, Inherited TSAs, 401(a), 401(k), Individual(k), Keogh, or 457 plan.

•	both Designated Lives are 85 years or younger

•	you allocate your entire Contract Value according to the Investment Allocation Requirements,

•	the Contract must be structured so that upon the death of one Designated Life, the surviving Designated Life may retain or assume ownership of the Contract, and

•	any Owner/Annuitant is a Designated Life (except for custodial owned IRA or TSA Contracts).

For purposes of meeting the eligibility requirements, Designated Lives must be any one of the following:

•	a sole Owner with the Owner’s Spouse designated as the sole primary Beneficiary,

•	Joint Owners, where the Owners are each other’s Spouses, or

•	if the Contract is issued as a custodial owned IRA or TSA, the beneficial owner must be the Annuitant and the Annuitant’s Spouse must be designated as the sole primary Beneficiary under the Contract. The custodian, under a custodial owned IRA or TSA, for the benefit of the beneficial owner, may be designated as sole primary Beneficiary provided that the Spouse of the beneficial owner is the sole primary Beneficiary of the custodial account.

If this Rider is added on a Contract Anniversary, naming your Spouse as the Beneficiary to meet eligibility requirements will not be considered a change of Annuitant on the Contract.

Rider Terms

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions.

Designated Lives (each a “Designated Life”) – Designated Lives must be natural persons who are each other’s spouses on the Rider Effective Date. Designated Lives will remain unchanged while this Rider is in effect.

To be eligible for lifetime benefits, the Designated Life must:

•	be the Owner (or Annuitant, in the case of a custodial owned IRA or TSA), or

•	remain the Spouse of the other Designated Life and be the first in line of succession, as determined under the Contract, for payment of any death benefit.

Early Withdrawal – Any withdrawal that occurs before the youngest Designated Life is 59 1/2 years of age.

Excess Withdrawal – Any withdrawal (except an RMD Withdrawal) that occurs after the youngest Designated Life is age 59 1/2 or older and exceeds the Protected Payment Amount.

Protected Payment Amount – The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base. If the youngest Designated Life is 59 1/2 years of age or older, the Protected Payment Amount is equal to 4% of the Protected Payment Base, less cumulative withdrawals during that Contract Year and will be reset on each Contract Anniversary to 4% of the Protected Payment Base computed on that date. If the youngest Designated Life is younger than 59 1/2 years of age, the Protected Payment Amount is equal to zero (0). However, once the youngest Designated Life reaches age 59 1/2, the Protected Payment Amount will equal 4% of the Protected Payment Base and will be reset each Contract Anniversary. The initial Protected Payment Amount will depend upon the age of the youngest Designated Life.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Reset Date – Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

Spouse – The Owner’s spouse who is treated as the Owner’s spouse pursuant to federal law. If the Contract is a custodial owned IRA or TSA, the Annuitant’s spouse who is treated as the Annuitant’s spouse pursuant to federal law.

Surviving Spouse – The surviving spouse of a deceased Owner (or Annuitant in the case of a custodial owned IRA or TSA).

You will find information about an RMD Withdrawal in the Required Minimum Distributions subsection and information about Automatic Resets in the Reset of Protected Payment Base subsection below.

How the Rider Works

Beginning at age 59 1/2, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Rider terminates. Beginning with the 1st anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets of the Protected Payment Base to an amount equal to 100% of the Contract Value. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

If the youngest Designated Life is 59 1/2 years of age or older, the Protected Payment Amount is 4% of the Protected Payment Base. If the youngest Designated Life is younger than 59 1/2 years of age, the Protected Payment Amount is zero (0).

The Protected Payment Base may change over time. An Automatic Reset will increase the Protected Payment Base to the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will not change the Protected Payment Base. If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base at the time of withdrawal, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including an IRA or TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59 1/2, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES – IRAs and Qualified Plans.

Withdrawal of Protected Payment Amount

When the youngest Designated Life is 59 1/2 years of age or older, you may withdraw up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates. The Protected Payment Amount will be reduced by the amount withdrawn during the Contract Year and will be reset each Contract Anniversary to 4% of the Protected Payment Base. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year. If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD Withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. (See example 4 in APPENDIX A for a numerical example of the adjustments to the Protected Payment Base as a result of an Excess Withdrawal.) If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES.

Early Withdrawal

If an Early Withdrawal occurs, we will (immediately following the Early Withdrawal) reduce the Protected Payment Base either on a proportionate basis or by the total withdrawal amount, whichever results in a lower Protected Payment Base. See example 5 in APPENDIX A for a numerical example of the adjustments to the Protected Payment Base as a result of an Early Withdrawal.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions,

•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•	the Annual RMD Amount is based on the previous year-end fair market value of this Contract only,

•	the youngest Designated Life is age 59 1/2 or older, and

•	only RMD Withdrawals are made from the Contract during the Contract Year.

We reserve the right to modify or eliminate the treatment of RMD Withdrawals under this Rider if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If we exercise this right, we will provide notice to the Owner.

See example 6 in APPENDIX A for numerical examples that describe what occurs when only withdrawals of the Annual RMD Amount are made during a Contract Year and when withdrawals of the Annual RMD Amount plus other non-RMD Withdrawals are made during a Contract Year.

See FEDERAL TAX ISSUES – Qualified Contracts – Required Minimum Distributions.

Depletion of Contract Value

If the youngest Designated Life is younger than age 59 1/2 when the Contract Value is zero (due to withdrawals, fees, or otherwise), the Rider will terminate.

If the youngest Designated Life is age 59 1/2 or older and the Contract Value was reduced to zero by a withdrawal that exceeds the Protected Payment Amount, the Rider will terminate.

If the youngest Designated Life is age 59 1/2 or older and the Contract Value was reduced to zero by a withdrawal (including an RMD Withdrawal) that did not exceed the Protected Payment Amount, the following will apply:

•	the Protected Payment Amount will be paid each year until the death of all Designated Lives eligible for lifetime benefits,

•	the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

•	no additional Purchase Payments will be accepted under the Contract, and

•	the Contract will cease to provide any death benefit (amount will be zero).

Reset of Protected Payment Base

On and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of Rider charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base is changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base to an amount equal to 100% of the Contract Value, if the Protected Payment Base is at least $1.00 less than the Contract Value on that Contract Anniversary.

Subsequent Purchase Payments

If we accept additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base by the amount of the Purchase Payments. However, we reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own while this Rider remains in effect.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only or Joint Life Only fixed annuity option is chosen, the annuity payments will be equal to the greater of:

•	the Life Only or Joint Life Only fixed annual payment amount based on the terms of your Contract, or

•	the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base and Protected Payment Amount under this Rider will not be used in determining any annuity payments. Work with your financial advisor to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies and the Surviving Spouse (who is also a Designated Life eligible for lifetime benefits) elects to continue the Contract in accordance with its terms, the Surviving Spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Rider terminates.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Death Benefits).

Ownership and Beneficiary Changes

Changes to the Contract Owner, Annuitant and/or Beneficiary designations and changes in marital status, including a dissolution of marriage, may adversely affect the benefits of this Rider. A particular change may make a Designated Life ineligible to receive lifetime income benefits under this Rider. As a result, the Rider may remain in effect and you may pay for benefits that you will not receive. You are strongly advised to work with your financial advisor and consider your options prior to making any Owner, Annuitant and/or Beneficiary changes to your Contract.

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements,

•	the date of the death of all Designated Lives eligible for lifetime benefits,

•	upon the death of the first Designated Life, if a death benefit is payable and a Surviving Spouse who chooses to continue the Contract is not a Designated Life eligible for lifetime benefits,

•	upon the death of the first Designated Life, if a death benefit is payable and the Contract is not continued by a Surviving Spouse who is a Designated Life eligible for lifetime benefits,

•	if both Designated Lives are Joint Owners and there is a change in marital status, the Rider will terminate upon the death of the first Designated Life who is a Contract Owner,

•	the day the Contract is terminated in accordance with the provisions of the Contract,

•	the day that neither Designated Life is an Owner (or Annuitant, in the case of a custodial owned IRA or TSA),

•	the day you exchange this Rider for another withdrawal benefit Rider,

•	the Annuity Date (see the Annuitization subsection for additional information),

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD Withdrawal) that exceeds the Protected Payment Amount, or

•	the day the Contract Value is reduced to zero if the youngest Designated Life is younger than age 59 1/2.

See the Depletion of Contract Value subsection for situations where the Rider will not terminate when the Contract Value is reduced to zero.

Sample Calculations

Hypothetical sample calculations are in the attached APPENDIX A. The examples are based on certain hypothetical assumptions and are for example purposes only. These examples are not intended to serve as projections of future investment returns.

CoreIncome Advantage Select (Single)

(This Rider is called the Guaranteed Withdrawal Benefit X Rider - Single Life in the Contract’s Rider.)

Purchasing the Rider

Prior to purchase, you must obtain our approval if your initial Protected Payment Base is $1,000,000 or greater.

You may purchase this optional Rider on the Contract Date or on any Contract Anniversary provided that on the Rider Effective Date:

•	the Designated Life is 85 years of age or younger,

•	the Owner and Annuitant is the same person (except for Non-Natural Owners),

•	the Contract is not issued as an Inherited IRA, Inherited Roth IRA, or Inherited TSA, and

•	you allocate your entire Contract Value according to the Investment Allocation Requirements.

Joint Owners may not purchase this Rider.

Rider Terms

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions.

Designated Life – The person upon whose life the benefits of this Rider are based. The Owner/Annuitant (or youngest Annuitant in the case of a Non-Natural Owner) will be the Designated Life. The Designated Life cannot be changed; if a change occurs this Rider will terminate.

Early Withdrawal – Any withdrawal that occurs before the Designated Life is 65 years of age.

Excess Withdrawal – Any withdrawal (except an RMD Withdrawal) that occurs after the Designated Life is age 65 or older and exceeds the Protected Payment Amount.

Protected Payment Amount – The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base. If the Designated Life is 65 years of age or older, the Protected Payment Amount is equal to 5% of the Protected Payment Base, less cumulative withdrawals during that Contract Year and will be reset on each Contract Anniversary to 5% of the Protected Payment Base computed on that date. If the Designated Life is younger than 65 years of age, the Protected Payment Amount is equal to zero (0); however, once the Designated Life reaches age 65, the Protected Payment Amount will equal 5% of the Protected Payment Base and will be reset each Contract Anniversary. The initial Protected Payment Amount will depend upon the age of the Designated Life.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Reset Date – Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

You will find information about an RMD Withdrawal in the Required Minimum Distributions subsection and information about Automatic Resets in the Reset of Protected Payment Base subsection below.

How the Rider Works

Beginning at age 65, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Rider terminates. Beginning with the 1st anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets of the Protected Payment Base to an amount equal to 100% of the Contract Value. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

If the Designated Life is 65 years of age or older, the Protected Payment Amount is 5% of the Protected Payment Base. If the Designated Life is younger than 65 years of age, the Protected Payment Amount is zero (0).

The Protected Payment Base may change over time. An Automatic Reset will increase the Protected Payment Base to the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will not change the Protected Payment Base. If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base at the time of withdrawal, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including an IRA or TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59 1/2, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES – IRAs and Qualified Plans.

Withdrawal of Protected Payment Amount

When the Designated Life is 65 years of age or older, you may withdraw up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates. The Protected Payment Amount will be reduced by the amount withdrawn during the Contract Year and will be reset each Contract Anniversary to 5% of the Protected Payment Base. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year. If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD Withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. (See example 4 in APPENDIX B for a numerical example of the adjustments to the Protected Payment Base as a result of an Excess Withdrawal.) If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES.

Early Withdrawal

If an Early Withdrawal occurs, we will (immediately following the Early Withdrawal) reduce the Protected Payment Base either on a proportionate basis or by the total withdrawal amount, whichever results in a lower Protected Payment Base. See example 5 in APPENDIX B for a numerical example of the adjustments to the Protected Payment Base as a result of an Early Withdrawal.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions,

•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•	the Annual RMD Amount is based on the previous year-end fair market value of this Contract only, and

•	only RMD Withdrawals are made from the Contract during the Contract Year.

We reserve the right to modify or eliminate the treatment of RMD Withdrawals under this Rider if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If we exercise this right, we will provide notice to the Owner.

See example 6 in APPENDIX B for numerical examples that describe what occurs when only withdrawals of the Annual RMD Amount are made during a Contract Year and when withdrawals of the Annual RMD Amount plus other non-RMD Withdrawals are made during a Contract Year.

See FEDERAL TAX ISSUES – Qualified Contracts – Required Minimum Distributions.

Depletion of Contract Value

If the Designated Life is younger than age 65 when the Contract Value is zero (due to withdrawals, fees, or otherwise), the Rider will terminate.

If the Designated Life is age 65 or older and the Contract Value was reduced to zero by a withdrawal that exceeds the Protected Payment Amount, the Rider will terminate.

If the Designated Life is age 65 or older and the Contract Value was reduced to zero by a withdrawal (including an RMD Withdrawal) that did not exceed the Protected Payment Amount, the following will apply:

•	the Protected Payment Amount will be paid each year until the date of death of the Designated Life or when a death benefit becomes payable under the Contract,

•	the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

•	no additional Purchase Payments will be accepted under the Contract, and

•	the Contract will cease to provide any death benefit (amount will be zero).

Reset of Protected Payment Base

On and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of Rider charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base is changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base to an amount equal to 100% of the Contract Value, if the Protected Payment Base is at least $1.00 less than the Contract Value on that Contract Anniversary.

Subsequent Purchase Payments

If we accept additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base by the amount of the Purchase Payments. However, we reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own while this Rider remains in effect.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only fixed annuity option is chosen, the annuity payments will be equal to the greater of:

•	the Life Only fixed annual payment amount based on the terms of your Contract, or

•	the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base and Protected Payment Amount under this Rider will not be used in determining any annuity payments. Work with your financial advisor to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

Continuation of Rider if Surviving Spouse Continues Contract

This Rider terminates upon the death of the Designated Life or when a death benefit becomes payable under the Contract, whichever occurs first. If the surviving spouse continues the Contract, the surviving spouse may re-purchase this Rider (if available) on any Contract Anniversary. The existing protected balances will not carry over to the new Rider and will be based on the Contract Value at time of re-purchase. Any Rider re-purchases are subject to the Rider terms and conditions at the time of re-purchase.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Death Benefits).

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements,

•	the date of the death of the Designated Life or when a death benefit becomes payable under the Contract,

•	the day the Contract is terminated in accordance with the provisions of the Contract,

•	the day we are notified of an ownership change of a Non-Qualified Contract (excluding ownership changes to or from certain trusts or adding or removing the Owner’s spouse),

•	the day you exchange this Rider for another withdrawal benefit Rider,

•	the Annuity Date (see the Annuitization subsection for additional information),

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD Withdrawal) that exceeds the Protected Payment Amount, or

•	the day the Contract Value is reduced to zero if the Designated Life is younger than age 65.

See the Depletion of Contract Value subsection for situations where the Rider will not terminate when the Contract Value is reduced to zero.

Sample Calculations

Hypothetical sample calculations are in the attached APPENDIX B. The examples are based on certain hypothetical assumptions and are for example purposes only. These examples are not intended to serve as projections of future investment returns.

CoreIncome Advantage Select (Joint)

(This Rider is called the Guaranteed Withdrawal Benefit X Rider – Joint Life in the Contract’s Rider.)

Purchasing the Rider

Prior to purchase, you must obtain our approval if your initial Protected Payment Base is $1,000,000 or greater.

You may purchase this optional Rider on the Contract Date or on any Contract Anniversary if you meet the following eligibility requirements:

•	the Contract is issued as:

•	Non-Qualified Contract (this Rider is not available if the Owner is a trust or other entity), or

•	Qualified Contract under Code Section 408(a), 408(k), 408A, 408(p) or 403(b), except for Inherited IRAs, Inherited Roth IRAs, Inherited TSAs, 401(a), 401(k), Individual(k), Keogh, or 457 plan.

•	both Designated Lives are 85 years or younger,

•	you allocate your entire Contract Value according to the Investment Allocation Requirements,

•	the Contract must be structured so that upon the death of one Designated Life, the surviving Designated Life may retain or assume ownership of the Contract, and

•	any Owner/Annuitant is a Designated Life (except for custodial owned IRA or TSA Contracts).

For purposes of meeting the eligibility requirements, Designated Lives must be any one of the following:

•	a sole Owner with the Owner’s Spouse designated as the sole primary Beneficiary,

•	Joint Owners, where the Owners are each other’s Spouses, or

•	if the Contract is issued as a custodial owned IRA or TSA, the beneficial owner must be the Annuitant and the Annuitant’s Spouse must be designated as the sole primary Beneficiary under the Contract. The custodian, under a custodial owned IRA or TSA, for the benefit of the beneficial owner, may be designated as sole primary Beneficiary provided that the Spouse of the beneficial owner is the sole primary Beneficiary of the custodial account.

If this Rider is added on a Contract Anniversary, naming your Spouse as the Beneficiary to meet eligibility requirements will not be considered a change of Annuitant on the Contract.

Rider Terms

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions.

Designated Lives (each a “Designated Life”) – Designated Lives must be natural persons who are each other’s spouses on the Rider Effective Date. Designated Lives will remain unchanged while this Rider is in effect.

To be eligible for lifetime benefits, the Designated Life must:

•	be the Owner (or Annuitant, in the case of a custodial owned IRA or TSA), or

•	remain the Spouse of the other Designated Life and be the first in line of succession, as determined under the Contract, for payment of any death benefit.

Early Withdrawal – Any withdrawal that occurs before the youngest Designated Life is 65 years of age.

Excess Withdrawal – Any withdrawal (except an RMD Withdrawal) that occurs after the youngest Designated Life is age 65 or older and exceeds the Protected Payment Amount.

Protected Payment Amount – The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base. If the youngest Designated Life is 65 years of age or older, the Protected Payment Amount is equal to 4.5% of the Protected Payment Base, less cumulative withdrawals during that Contract Year and will be reset on each Contract Anniversary to 4.5% of the Protected Payment Base computed on that date. If the youngest Designated Life is younger than 65 years of age, the Protected Payment Amount is equal to zero (0). However, once the youngest Designated Life reaches age 65, the Protected Payment Amount will equal 4.5% of the Protected Payment Base and will be reset each Contract Anniversary. The initial Protected Payment Amount will depend upon the age of the youngest Designated Life.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Reset Date – Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

Spouse – The Owner’s spouse who is treated as the Owner’s spouse pursuant to federal law. If the Contract is a custodial owned IRA or TSA, the Annuitant’s spouse who is treated as the Annuitant’s spouse pursuant to federal law.

Surviving Spouse – The surviving spouse of a deceased Owner (or Annuitant in the case of a custodial owned IRA or TSA).

You will find information about an RMD Withdrawal in the Required Minimum Distributions subsection and information about Automatic Resets in the Reset of Protected Payment Base subsection below.

How the Rider Works

Beginning at age 65, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Rider terminates. Beginning with the 1st anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets of the Protected Payment Base to an amount equal to 100% of the Contract Value. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

If the youngest Designated Life is 65 years of age or older, the Protected Payment Amount is 4.5% of the Protected Payment Base. If the youngest Designated Life is younger than 65 years of age, the Protected Payment Amount is zero (0).

The Protected Payment Base may change over time. An Automatic Reset will increase the Protected Payment Base to the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will not change the Protected Payment Base. If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base at the time of withdrawal, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including an IRA or TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59 1/2, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES – IRAs and Qualified Plans.

Withdrawal of Protected Payment Amount

When the youngest Designated Life is 65 years of age or older, you may withdraw up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates. The Protected Payment Amount will be reduced by the amount withdrawn during the Contract Year and will be reset each Contract Anniversary to 4.5% of the Protected Payment Base. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year. If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD Withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. (See example 4 in APPENDIX C for a numerical example of the adjustments to the Protected Payment Base as a result of an Excess Withdrawal.) If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES.

Early Withdrawal

If an Early Withdrawal occurs, we will (immediately following the Early Withdrawal) reduce the Protected Payment Base either on a proportionate basis or by the total withdrawal amount, whichever results in a lower Protected Payment Base. See example 5 in APPENDIX C for a numerical example of the adjustments to the Protected Payment Base as a result of an Early Withdrawal.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions,

•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•	the Annual RMD Amount is based on the previous year-end fair market value of this Contract only,

•	the youngest Designated Life is age 65 or older, and

•	only RMD Withdrawals are made from the Contract during the Contract Year.

We reserve the right to modify or eliminate the treatment of RMD Withdrawals under this Rider if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If we exercise this right, we will provide notice to the Owner.

See example 6 in APPENDIX C for numerical examples that describe what occurs when only withdrawals of the Annual RMD Amount are made during a Contract Year and when withdrawals of the Annual RMD Amount plus other non-RMD Withdrawals are made during a Contract Year.

See FEDERAL TAX ISSUES – Qualified Contracts – Required Minimum Distributions.

Depletion of Contract Value

If the youngest Designated Life is younger than age 65 when the Contract Value is zero (due to withdrawals, fees, or otherwise), the Rider will terminate.

If the youngest Designated Life is age 65 or older and the Contract Value was reduced to zero by a withdrawal that exceeds the Protected Payment Amount, the Rider will terminate.

If the youngest Designated Life is age 65 or older and the Contract Value was reduced to zero by a withdrawal (including an RMD Withdrawal) that did not exceed the Protected Payment Amount, the following will apply:

•	the Protected Payment Amount will be paid each year until the death of all Designated Lives eligible for lifetime benefits,

•	the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

•	no additional Purchase Payments will be accepted under the Contract, and

•	the Contract will cease to provide any death benefit (amount will be zero).

Reset of Protected Payment Base

On and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of Rider charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base is changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base to an amount equal to 100% of the Contract Value, if the Protected Payment Base is at least $1.00 less than the Contract Value on that Contract Anniversary.

Subsequent Purchase Payments

If we accept additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base by the amount of the Purchase Payments. However, we reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own while this Rider remains in effect.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only or Joint Life Only fixed annuity option is chosen, the annuity payments will be equal to the greater of:

•	the Life Only or Joint Life Only fixed annual payment amount based on the terms of your Contract, or

•	the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base and Protected Payment Amount under this Rider will not be used in determining any annuity payments. Work with your financial advisor to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies and the Surviving Spouse (who is also a Designated Life eligible for lifetime benefits) elects to continue the Contract in accordance with its terms, the Surviving Spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Rider terminates.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Death Benefits).

Ownership and Beneficiary Changes

Changes to the Contract Owner, Annuitant and/or Beneficiary designations and changes in marital status, including a dissolution of marriage, may adversely affect the benefits of this Rider. A particular change may make a Designated Life ineligible to receive lifetime income benefits under this Rider. As a result, the Rider may remain in effect and you may pay for benefits that you will not receive. You are strongly advised to work with your financial advisor and consider your options prior to making any Owner, Annuitant and/or Beneficiary changes to your Contract.

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements,

•	the date of the death of all Designated Lives eligible for lifetime benefits,

•	upon the death of the first Designated Life, if a death benefit is payable and a Surviving Spouse who chooses to continue the Contract is not a Designated Life eligible for lifetime benefits,

•	upon the death of the first Designated Life, if a death benefit is payable and the Contract is not continued by a Surviving Spouse who is a Designated Life eligible for lifetime benefits,

•	if both Designated Lives are Joint Owners and there is a change in marital status, the Rider will terminate upon the death of the first Designated Life who is a Contract Owner,

•	the day the Contract is terminated in accordance with the provisions of the Contract,

•	the day that neither Designated Life is an Owner (or Annuitant, in the case of a custodial owned IRA or TSA),

•	the day you exchange this Rider for another withdrawal benefit Rider,

•	the Annuity Date (see the Annuitization subsection for additional information),

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD Withdrawal) that exceeds the Protected Payment Amount, or

•	the day the Contract Value is reduced to zero if the youngest Designated Life is younger than age 65.

See the Depletion of Contract Value subsection for situations where the Rider will not terminate when the Contract Value is reduced to zero.

Sample Calculations

Hypothetical sample calculations are in the attached APPENDIX C. The examples are based on certain hypothetical assumptions and are for example purposes only. These examples are not intended to serve as projections of future investment returns.

Income Access Select

(This Rider is called the Guaranteed Withdrawal Benefit XIII Rider in the Contract’s Rider.)

Purchasing the Rider

Prior to purchase, you must obtain our approval if your initial Protected Payment Base is $1,000,000 or greater.

You may purchase this optional Rider on the Contract Date or on any Contract Anniversary provided that on the Rider Effective Date:

•	the age of each Owner and Annuitant is 85 years or younger,

•	the Contract is not issued as an Inherited IRA, Inherited Roth IRA or Inherited TSA, and

•	you allocate your entire Contract Value according to the Investment Allocation Requirements.

Rider Terms

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions.

Protected Payment Amount – The maximum amount that can be withdrawn each Contract Year under this Rider without reducing the Protected Payment Base. The Protected Payment Amount on any day after the Rider Effective Date is equal to 7% of the Protected Payment Base as of that day, less cumulative withdrawals during that Contract Year and will be reset on each Contract Anniversary to 7% of the Protected Payment Base computed on that date. The initial Protected Payment Amount on the Rider Effective Date is equal to 7% of the initial Protected Payment Base.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Remaining Protected Balance – The amount available for future withdrawals made under this Rider. The initial Remaining Protected Balance is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Reset Date – Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset or an Owner-Elected Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

You will find information about an RMD Withdrawal in the Required Minimum Distributions subsection and information about Automatic Resets and Owner-Elected Resets in the Reset of Protected Payment Base subsection below.

How the Rider Works

This Rider allows for withdrawals up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates. This Rider does not provide lifetime withdrawal benefits. Beginning with the 1st anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

The Protected Payment Base and Remaining Protected Balance may change over time. An Automatic Reset or Owner-Elected Reset will increase or decrease the Protected Payment Base and Remaining Protected Balance depending on the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will reduce the Remaining Protected Balance by the amount of the withdrawal and will not change the Protected Payment Base. If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base, both the Protected Payment Base and Remaining Protected Balance will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

Amounts withdrawn under the Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including a TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59 1/2, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES – IRAs and Qualified Plans.

Withdrawal of Protected Payment Amount

While the Rider is in effect, you may make cumulative withdrawals up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Remaining Protected Balance equals zero or until the Rider terminates. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year.

Under your Contract, you may withdraw more than the Protected Payment Amount each Contract Year. However, withdrawals of more than the Protected Payment Amount in a Contract Year will cause an immediate adjustment to the Remaining Protected Balance, the Protected Payment Base, and the Protected Payment Amount.

If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. The Remaining Protected Balance will decrease by the withdrawal amount immediately following the withdrawal.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD Withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. (See example 4 in APPENDIX D for a numerical example of the adjustments to the Protected Payment Base and Remaining Protected Balance as a result of an excess withdrawal.) If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base, both the Protected Payment Base and Remaining Protected Balance will be reduced by an amount that is greater than the excess amount withdrawn.

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

Depletion of Contract Value

If the Contract Value was reduced to zero by a withdrawal (including an RMD Withdrawal) that did not exceed the Protected Payment Amount immediately prior to that withdrawal, the following will apply:

•	the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency, as elected by you, but no less frequently than annually, until the Remaining Protected Balance is reduced to zero,

•	no additional Purchase Payments will be accepted under the Contract,

•	any Remaining Protected Balance will not be available for payment in a lump sum or may not be applied to provide payments under an Annuity Option, and

•	the Contract will cease to provide any death benefit (amount will be zero).

If the Contract Value is reduced to zero by a withdrawal that exceeds the Protected Payment Amount, the Rider will terminate.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions,

•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•	the Annual RMD Amount is based on the previous year-end fair market value of this Contract only, and

•	only RMD Withdrawals are made from the Contract during the Contract Year.

Immediately following an RMD Withdrawal, the Remaining Protected Balance will decrease by the RMD Withdrawal amount.

If the Contract Value is reduced to zero, RMD Withdrawals will cease and any Remaining Protected Balance will be paid under a series of pre-authorized withdrawals in accordance with the terms of the Rider.

We reserve the right to modify or eliminate the treatment of RMD Withdrawals under this Rider if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If we exercise this right, we will provide notice to the Owner.

See FEDERAL TAX ISSUES – Qualified Contracts – Required Minimum Distributions.

Reset of Protected Payment Base and Remaining Protected Balance

Regardless of which Reset option is used, on and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of Rider charges and any future Reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A Reset occurs when the Protected Payment Base and Remaining Protected Balance are changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically Reset the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value, if the Protected Payment Base is at least $1.00 less than the Contract Value on that Contract Anniversary.

Owner-Elected Resets (Non-Automatic). On any Contract Anniversary beginning with the 1st Contract Anniversary, measured from the Rider Effective Date or the most recent Reset Date, whichever is later, you may elect to Reset the Remaining Protected Balance and Protected Payment Base to an amount equal to 100% of the Contract Value.

If you elect this option, your election must be received, In Proper Form, within 60 days after the Contract Anniversary on which the Reset is effective. The Reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base, Remaining Protected Balance and Protected Payment Amount. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. You are strongly advised to work with your financial advisor prior to electing an Owner-Elected Reset. We will provide you with written confirmation of your election.

Subsequent Purchase Payments

If we accept additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base and Remaining Protected Balance by the amount of the Purchase Payments. However, we reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own while this Rider remains in effect.

Continuation of Rider if Surviving Spouse Continues Contract

This Rider terminates when a death benefit becomes payable under the Contract. If the surviving spouse continues the Contract, the surviving spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Remaining Protected Balance is reduced to zero (0). The surviving spouse may elect any of the reset options available under this Rider for subsequent Contract Anniversaries.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract and Rider (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Death Benefits).

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically end on the earliest of:

•	the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements,

•	the day the Remaining Protected Balance is reduced to zero,

•	the day we are notified of an ownership change of a Non-Qualified Contract (excluding ownership changes to or from certain trusts or adding or removing the Owner’s spouse),

•	when a death benefit becomes payable under the Contract (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

•	the day the Contract is terminated in accordance with the provisions of the Contract,

•	the day you exchange this Rider for another withdrawal benefit Rider,

•	the Annuity Date, or

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD Withdrawal) that exceeds the Protected Payment Amount.

See the Depletion of Contract Value subsection for situations where the Rider will not terminate when the contract Value is reduced to zero.

Sample Calculations

Hypothetical sample calculations are in the attached APPENDIX D. The examples provided are based on certain hypothetical assumptions and are for example purposes only. These examples are not intended to serve as projections of future investment returns.

Guaranteed Protection Advantage 3 Select

(This Rider is called the Guaranteed Minimum Accumulation Benefit Rider in the Contract’s Rider.)

Purchasing the Rider

Prior to purchase, you must obtain our approval if your initial Guaranteed Protection Amount is $1,000,000 or greater.

You may purchase the optional Rider on the Contract Date or on any subsequent Contract Anniversary if:

•	the age of any Owner and Annuitant on the date of purchase is the lesser of:

•	85 years or younger, or

•	at least 10 years younger than the maximum annuitization age specified in your Contract,

•	the Rider Effective Date is at least 10 years before your selected Annuity Date, and

•	you allocate your entire Contract Value according to the Investment Allocation Requirements.

How the Rider Works

The Rider will remain in effect, unless otherwise terminated, for a 10-year period (the “Term”) beginning on the Effective Date of the Rider.

On the last day of the Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than the Guaranteed Protection Amount. The additional amount will be equal to the difference between the Contract Value on the last day of the Term and the Guaranteed Protection Amount. The additional amount added to the Contract Value will be considered earnings and allocated to your Investment Options according to your most recent allocation instructions. Additional Purchase Payments that are not part of the Guaranteed Protection Amount (Purchase Payments made after the first year of a Term and not included in a Step-Up) will not be included in the benefit calculation at the end of Term.

The Guaranteed Protection Amount is equal to (a) plus (b) minus (c) as indicated below:

(a)	is the Contract Value at the start of the Term,

(b)	is the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c)	is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Guaranteed Protection Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

For purposes of determining the Contract Value at the start of the Term, if the Effective Date of the Rider is the Contract Date, the Contract Value is equal to the initial Purchase Payment. If the Effective Date of the Rider is a Contract Anniversary, the Contract Value is equal to the Contract Value on that Contract Anniversary. Any subsequent Purchase Payments received after the first year of a Term are not included in the Guaranteed Protection Amount.

If, on the last day of the Term, the Contract is annuitized, or a death benefit becomes payable under the Contract, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Rider before the payment of any annuity or death benefits, or full withdrawal. No additional amount will be made if the Contract Value on the last day of the Term is greater than or equal to the Guaranteed Protection Amount.

Optional Step-Up in the Guaranteed Protection Amount

On any Contract Anniversary beginning with the 3rd anniversary of the Effective Date of this Rider and before the Annuity Date, you may elect to increase (“Step-Up”) your Guaranteed Protection Amount.

If you elect the optional Step-Up, the following conditions will apply:

•	your election of a Step-Up must be received, In Proper Form, within 60 days after the Contract Anniversary on which the Step-Up is effective,

•	the Guaranteed Protection Amount will be equal to your Contract Value as of the Effective Date of the Step-Up (“Step-Up Date”),

•	a new 10-year Term will begin as of the Step-Up Date, and

•	you may not elect another Step-Up until on or after the 3rd anniversary of the latest Step-Up Date.

We will not permit a Step-Up if the new 10-year Term will extend beyond the Annuity Date.

Subsequent Purchase Payments

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own while this Rider remains in effect.

Continuation of Rider if Surviving Spouse Continues Contract

This Rider terminates when a death benefit becomes payable under the Contract. If the surviving spouse continues the Contract, then the provisions of the Rider will continue until the end of the Term.

Termination

The Rider will automatically terminate at the end of the Term, or, if earlier on:

•	the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements,

•	the day we receive notification from the Owner to terminate the Rider,

•	the date a full withdrawal of the amount available for withdrawal is made under the Contract,

•	the day we are notified of an ownership change of a Non-Qualified Contract (excluding ownership changes to or from certain trusts or adding or removing the Owner’s spouse),

•	when a death benefit becomes payable under the Contract (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

•	the date the Contract is terminated according to the provisions of the Contract, or

•	the Annuity Date.

If your request to terminate the Rider is received at our Service Center within 60 days after a Contract Anniversary, the Rider will terminate on that Contract Anniversary. If your request to terminate the Rider is received at our Service Center more than 60 days after a Contract Anniversary, the Rider will terminate the day we receive the request.

If the Rider is terminated, you must wait until a Contract Anniversary that is at least 1 year from the Effective Date of the termination before the Rider may be purchased again (if available).

Sample Calculations

Hypothetical sample calculations are in the attached APPENDIX E. The examples are based on certain hypothetical assumptions and are for example purposes only. These examples are not intended to serve as projections of future investment returns.

PACIFIC LIFE & ANNUITY, PACIFIC LIFE, AND THE SEPARATE ACCOUNT

Pacific Life & Annuity Company (PL&A)

PL&A is a life insurance company based in Arizona. Our operations include life insurance, annuity and institutional products and various other insurance products and services. At the end of 2012, we had total statutory assets of $[     ] million.

PL&A is authorized to conduct life insurance and annuity business in Arizona, New York and certain other states. Our executive office is located at 700 Newport Center Drive, Newport Beach, California 92660.

PL&A was incorporated in 1982 under the name of Pacific Financial Life Insurance Company. We merged with Pacific Financial Life Insurance Company of Arizona and assumed the PM Group Life Insurance Company in transferring domicile from California to Arizona, which was completed in 1990. On January 1, 1999, we changed our name to our current name, Pacific Life & Annuity Company.

Our affiliate, Pacific Select Distributors, Inc. (PSD), serves as the principal underwriter (distributor) for the Contracts. PSD is located at 700 Newport Center Drive, Newport Beach, California 92660. We and PSD enter into selling agreements with broker-dealers, whose financial advisors are authorized by state insurance departments to sell the Contracts.

We may provide you with reports of our ratings both as an insurance company and as to our claims-paying ability with respect to our General Account assets.

Pacific Life

Pacific Life Insurance Company administers the policies sold under this Prospectus. At the end of 2012, Pacific Life had $[     ] billion of individual life insurance and total admitted assets of approximately $[     ] billion. Pacific Life’s executive office is located at 700 Newport Center Drive, Newport Beach, California 92660.

Separate Account A

Separate Account A was established on January 25, 1999 as a separate account of ours, and is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”), as a type of investment company called a “unit investment trust.”

Obligations arising under your Contract are our general corporate obligations. We are also the legal owner of the assets in the Separate Account. Assets of the Separate Account attributed to the reserves and other liabilities under the Contract and other contracts issued by us that are supported by the Separate Account may not be charged with liabilities arising from any of our other business; any income, gain or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gain or loss.

We may invest money in the Separate Account in order to commence its operations and for other purposes, but not to support contracts other than variable annuity contracts. A portion of the Separate Account’s assets may include accumulations of charges we make against the Separate Account and investment results of assets so accumulated. These additional assets are ours and we may transfer them to our General Account at any time; however, before making any such transfer, we will consider any possible adverse impact the transfer might have on the Separate Account. Subject to applicable law, we reserve the right to transfer our assets in the Separate Account to our General Account.

The Separate Account may not be the sole investor in the Funds. Investment in a Fund by other separate accounts in connection with variable annuity and variable life insurance contracts may create conflicts. See the accompanying Prospectus and the SAI for the Funds for more information.

FINANCIAL HIGHLIGHTS

The table below is designed to help you understand how the Variable Investment Options have performed. It shows the value of a Subaccount Unit at the beginning and end of each period, as well as the number of Subaccount Units at the end of each period. A Subaccount Unit is also called an Accumulation Unit.

You should read the table in conjunction with the financial statements for Separate Account A, which are included in its annual report dated as of December 31, 2012.

	With Standard Death Benefit			With Stepped-Up Death Benefit Rider
			Number of			Number of
			Subaccount			Subaccount
	AUV at	AUV	Units	AUV at	AUV	Units
	Beginning	at End	Outstanding	Beginning	at End	Outstanding
	of Year	of Year	at End of Year	of Year	of Year	at End of Year

Emerging Markets Debt
2012

International Small Cap
2012	$7.86			$7.77
2011	$8.99	$7.86	13,984	$8.91	$7.77	0
2010	$7.23	$8.99	17,229	$7.18	$8.91	2,233
2009	$5.57	$7.23	16,180	$5.54	$7.18	1,329
2008	$10.73	$5.57	13,998	$10.15	$5.54	1,051
2007	$10.28	$10.73	9,246	N/A	N/A	N/A
10/16/2006-12/31/2006	$9.28	$10.28	7,208	N/A	N/A	N/A

Mid-Cap Value
2012	$14.97			$14.89
2011	$15.94	$14.97	0	$15.88	$14.89	0
2010	$13.20	$15.94	2,173	$13.18	$15.88	1,323
05/01/2009-12/31/2009	$10.00	$13.20	554	$10.00	$13.18	738

Equity Index
2012	$11.61			$11.37
2011	$11.45	$11.61	10,737	$11.24	$11.37	0
2010	$10.01	$11.45	15,841	$9.85	$11.24	3,124
2009	$7.96	$10.01	12,988	$7.84	$9.85	2,605
2008	$12.75	$7.96	6,264	$11.51	$7.84	966
2007	$12.17	$12.75	5,612	N/A	N/A	N/A
10/16/2006-12/31/2006	$11.71	$12.17	5,125	N/A	N/A	N/A

Small-Cap Index
2012	$15.60			$15.27
2011	$16.40	$15.60	3,007	$16.09	$15.27	162
2010	$13.02	$16.40	3,046	$12.81	$16.09	248
2009	$10.20	$13.02	3,349	$10.05	$12.81	256
2008	$15.76	$10.20	3,220	$14.53	$10.05	162
2007	$16.15	$15.76	3,408	N/A	N/A	N/A
10/16/2006-12/31/2006	$15.77	$16.15	2,965	N/A	N/A	N/A

Small-Cap Equity
2012	$15.78			$15.57
2011	$16.40	$15.78	152	$16.21	$15.57	0
2010	$13.71	$16.40	1,751	$13.58	$16.21	1,943
2009	$10.57	$13.71	520	$10.49	$13.58	755
2008	$14.36	$10.57	544	$14.47	$10.49	572
06/25/2007-12/31/2007	$14.56	$14.36	397	N/A	N/A	N/A

American Funds® Asset Allocation[1]
2012	N/A			N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A

American Funds® Growth-Income
2012	$11.29			$11.14
2011	$11.59	$11.29	8,822	$11.46	$11.14	0
2010	$10.48	$11.59	11,404	$10.39	$11.46	2,187
2009	$8.05	$10.48	10,295	$7.99	$10.39	1,533
2008	$13.06	$8.05	9,147	$12.01	$7.99	1,179
2007	$12.52	$13.06	9,051	N/A	N/A	N/A
10/16/2006-12/31/2006	$12.17	$12.52	6,174	N/A	N/A	N/A

American Funds® Growth
2012	$12.52			$12.35
2011	$13.18	$12.52	8,671	$13.03	$12.35	0
2010	$11.19	$13.18	10,320	$11.09	$13.03	1,072
2009	$8.09	$11.19	9,629	$8.03	$11.09	633
2008	$14.55	$8.09	10,197	$13.69	$8.03	946
2007	$13.05	$14.55	9,828	N/A	N/A	N/A
05/05/2006-12/31/2006	$12.82	$13.05	7,228	N/A	N/A	N/A

	With Standard Death Benefit			With Stepped-Up Death Benefit Rider
			Number of			Number of
			Subaccount			Subaccount
	AUV at	AUV	Units	AUV at	AUV	Units
	Beginning	at End	Outstanding	Beginning	at End	Outstanding
	of Year	of Year	at End of Year	of Year	of Year	at End of Year

Large-Cap Value
2012	$12.16			$11.91
2011	$11.66	$12.16	5,952	$11.44	$11.91	427
2010	$10.73	$11.66	14,761	$10.55	$11.44	4,887
2009	$8.75	$10.73	8,385	$8.62	$10.55	2,861
2008	$13.48	$8.75	8,190	$13.30	$8.62	1,739
2007	$13.07	$13.48	9,734	$13.91	$13.30	427
03/03/2006-12/31/2006	$11.57	$13.07	4,664	N/A	N/A	N/A

Technology[1]
2012	N/A			N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A

Floating Rate Loan
2012	$9.31			$9.22
2011	$9.12	$9.31	9,928	$9.05	$9.22	336
2010	$8.53	$9.12	16,155	$8.49	$9.05	1,189
2009	$6.89	$8.53	3,895	$6.87	$8.49	57
2008	$9.79	$6.89	918	$6.82	$6.87	3
05/04/2007-12/31/2007	$10.00	$9.79	964	N/A	N/A	N/A

Global Absolute Return
2012

Small-Cap Growth
2012	$12.25			$11.99
2011	$12.69	$12.25	6,063	$12.45	$11.99	0
2010	$10.11	$12.69	7,117	$9.94	$12.45	1,012
2009	$6.88	$10.11	6,853	$6.78	$9.94	658
2008	$13.07	$6.88	6,873	$11.20	$6.78	589
2007	$11.40	$13.07	6,822	N/A	N/A	N/A
10/16/2006-12/31/2006	$11.31	$11.40	5,188	N/A	N/A	N/A

Comstock
2012	$11.47			$11.23
2011	$11.76	$11.47	0	$11.54	$11.23	0
2010	$10.23	$11.76	5,600	$10.06	$11.54	3,533
2009	$7.98	$10.23	1,311	$7.86	$10.06	1,901
2008	$12.68	$7.98	1,214	$11.07	$7.86	1,462
2007	$13.13	$12.68	1,266	N/A	N/A	N/A
03/03/2006-12/31/2006	$11.59	$13.13	319	N/A	N/A	N/A

Growth LT
2012	$9.88			$9.68
2011	$10.56	$9.88	0	$10.36	$9.68	0
2010	$9.53	$10.56	3,204	$9.37	$10.36	2,001
2009	$6.97	$9.53	764	$6.87	$9.37	1,103
2008	$11.85	$6.97	743	$10.81	$6.87	846
06/25/2007-12/31/2007	$11.23	$11.85	476	N/A	N/A	N/A

Focused 30
2012	$17.39			$17.03
2011	$19.33	$17.39	0	$18.97	$17.03	0
2010	$17.59	$19.33	0	$17.29	$18.97	0
2009	$11.74	$17.59	0	$11.56	$17.29	0
05/02/2008-12/31/2008	$23.32	$11.74	84	$21.99	$11.56	169

Health Sciences[1]
2012	N/A			N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A

International Value
2012	$9.76			$9.56
2011	$11.25	$9.76	13,997	$11.04	$9.56	172
2010	$11.01	$11.25	17,431	$10.83	$11.04	2,609
2009	$8.64	$11.01	15,456	$8.51	$10.83	1,739
2008	$16.61	$8.64	14,620	$16.40	$8.51	2,173
2007	$15.70	$16.61	12,777	$16.52	$16.40	343
03/03/2006-12/31/2006	$13.20	$15.70	9,397	N/A	N/A	N/A

Long/Short Large-Cap
2012	$9.07			$9.00
2011	$9.35	$9.07	0	$9.30	$9.00	0
2010	$8.36	$9.35	5,637	$8.34	$9.30	3,096
2009	$6.58	$8.36	1,176	$6.57	$8.34	1,544
05/02/2008-12/31/2008	$10.16	$6.58	803	$9.73	$6.57	867

	With Standard Death Benefit			With Stepped-Up Death Benefit Rider
			Number of			Number of
			Subaccount			Subaccount
	AUV at	AUV	Units	AUV at	AUV	Units
	Beginning	at End	Outstanding	Beginning	at End	Outstanding
	of Year	of Year	at End of Year	of Year	of Year	at End of Year

International Large-Cap
2012	$15.29			$14.97
2011	$17.08	$15.29	9,605	$16.75	$14.97	628
2010	$15.53	$17.08	13,577	$15.27	$16.75	3,206
2009	$11.67	$15.53	11,199	$11.50	$15.27	2,185
2008	$18.13	$11.67	11,829	$17.89	$11.50	1,989
2007	$16.66	$18.13	11,080	$17.37	$17.89	326
03/03/2006-12/31/2006	$14.11	$16.66	8,881	N/A	N/A	N/A

Mid-Cap Growth
2012	$10.93			$10.70
2011	$11.90	$10.93	0	$11.68	$10.70	0
2010	$8.96	$11.90	2,597	$8.81	$11.68	1,800
2009	$5.65	$8.96	843	$5.56	$8.81	1,171
2008	$10.98	$5.65	493	$10.84	$5.56	687
2007	$8.97	$10.98	733	$9.98	$10.84	0
05/05/2006-12/31/2006	$9.23	$8.97	227	N/A	N/A	N/A

Real Estate
2012	$27.25			$26.68
2011	$25.78	$27.25	3,978	$25.29	$26.68	25
2010	$19.83	$25.78	4,342	$19.49	$25.29	550
2009	$15.05	$19.83	4,777	$14.83	$19.49	371
2008	$25.18	$15.05	3,704	$24.85	$14.83	294
2007	$30.15	$25.18	3,612	$29.78	$24.85	0
10/16/2006-12/31/2006	$28.43	$30.15	2,711	N/A	N/A	N/A

Small-Cap Value
2012	$25.06			$24.63
2011	$24.59	$25.06	4,384	$24.22	$24.63	0
2010	$19.70	$24.59	5,013	$19.44	$24.22	317
2009	$15.55	$19.70	5,096	$15.38	$19.44	331
2008	$21.76	$15.55	4,431	$21.85	$15.38	129
2007	$21.18	$21.76	4,397	N/A	N/A	N/A
03/03/2006-12/31/2006	$19.10	$21.18	3,720	N/A	N/A	N/A

Main Street® Core
2012	$10.55			$10.33
2011	$10.54	$10.55	10,111	$10.34	$10.33	0
2010	$9.11	$10.54	12,994	$8.96	$10.34	1,957
2009	$7.07	$9.11	2,419	$6.97	$8.96	1,064
2008	$11.61	$7.07	2,822	$11.46	$6.97	1,103
2007	$11.17	$11.61	4,010	$11.69	$11.46	485
03/03/2006-12/31/2006	$10.13	$11.17	2,694	N/A	N/A	N/A

Emerging Markets
2012	$47.95			$46.95
2011	$58.68	$47.95	418	$57.58	$46.95	44
2010	$46.39	$58.68	932	$45.60	$57.58	506
2009	$25.20	$46.39	594	$24.83	$45.60	299
2008	$48.37	$25.20	323	$43.53	$24.83	301
2007	$36.49	$48.37	336	N/A	N/A	N/A
10/16/2006-12/31/2006	$32.42	$36.49	273	N/A	N/A	N/A

Cash Management
2012	$11.62			$11.38
2011	$11.67	$11.62	2,359	$11.45	$11.38	264
2010	$11.72	$11.67	2,066	$11.53	$11.45	264
2009	$11.75	$11.72	7,335	$11.57	$11.53	0
2008	$11.53	$11.75	9,673	$11.38	$11.57	0
2007	$11.02	$11.53	11,386	$11.04	$11.38	0
03/03/2006-12/31/2006	$10.64	$11.02	3,776	N/A	N/A	N/A

High Yield Bond
2012	$17.91			$17.54
2011	$17.39	$17.91	15,326	$17.06	$17.54	179
2010	$15.25	$17.39	17,425	$14.99	$17.06	472
2009	$10.94	$15.25	12,434	$10.78	$14.99	21
2008	$14.12	$10.94	10,954	$10.55	$10.78	1
2007	$13.84	$14.12	11,031	N/A	N/A	N/A
03/03/2006-12/31/2006	$12.93	$13.84	9,035	N/A	N/A	N/A

	With Standard Death Benefit			With Stepped-Up Death Benefit Rider
			Number of			Number of
			Subaccount			Subaccount
	AUV at	AUV	Units	AUV at	AUV	Units
	Beginning	at End	Outstanding	Beginning	at End	Outstanding
	of Year	of Year	at End of Year	of Year	of Year	at End of Year

Managed Bond
2012	$19.55			$19.14
2011	$18.90	$19.55	14,372	$18.54	$19.14	0
2010	$17.42	$18.90	25,634	$17.12	$18.54	3,649
2009	$14.45	$17.42	18,827	$14.23	$17.12	915
2008	$14.76	$14.45	16,211	$14.57	$14.23	538
2007	$13.65	$14.76	16,960	$13.57	$14.57	0
03/03/2006-12/31/2006	$13.06	$13.65	7,581	N/A	N/A	N/A

Inflation Managed
2012	$20.00			$19.59
2011	$17.96	$20.00	15,075	$17.62	$19.59	173
2010	$16.57	$17.96	25,319	$16.29	$17.62	3,665
2009	$13.77	$16.57	19,872	$13.57	$16.29	1,316
2008	$15.25	$13.77	19,529	$15.06	$13.57	1,108
2007	$13.91	$15.25	20,558	$13.88	$15.06	0
03/03/2006-12/31/2006	$13.85	$13.91	9,242	N/A	N/A	N/A

Pacific Dynamix – Conservative Growth[1]
2012	N/A			N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A

Pacific Dynamix – Moderate Growth[1]
2012	N/A			N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A

Pacific Dynamix – Growth
2012	$13.74			N/A
2011	$14.06	$13.74	792	N/A	N/A	N/A
09/14/2010-12/31/2010	$12.74	$14.06	802	N/A	N/A	N/A

Portfolio Optimization Conservative
2012	$9.92			$9.91
06/24/2011-12/31/2011	$9.87	$9.92	27,152	$9.87	$9.91	4,701

Portfolio Optimization Moderate-Conservative
2012	$9.65			$9.64
05/18/2011-12/31/2011	$9.74	$9.65	20,689	$9.92	$9.64	6,551

Portfolio Optimization Moderate
2012	$9.37			$9.36
06/24/2011-12/31/2011	$9.60	$9.37	42,314	$9.60	$9.36	93

Portfolio Optimization Growth
2012	$9.12			$9.10
06/24/2011-12/31/2011	$9.48	$9.12	21,441	$9.47	$9.10	31,188

Portfolio Optimization Aggressive-Growth
2012	$8.84			$8.83
06/24/2011-12/31/2011	$9.35	$8.84	1,017	$9.35	$8.83	8,663

Mid-Cap Equity
2012	$16.61			$16.27
2011	$17.63	$16.61	2,333	$17.30	$16.27	0
2010	$14.33	$17.63	5,323	$14.09	$17.30	2,039
2009	$10.30	$14.33	2,978	$10.15	$14.09	1,199
2008	$16.96	$10.30	3,702	$15.74	$10.15	1,924
2007	$17.40	$16.96	3,162	N/A	N/A	N/A
03/03/2006-12/31/2006	$15.65	$17.40	2,231	N/A	N/A	N/A

Dividend Growth
2012	$11.54			$11.30
2011	$11.22	$11.54	6,896	$11.01	$11.30	0
2010	$10.17	$11.22	9,573	$10.00	$11.01	1,833
2009	$7.71	$10.17	7,982	$7.60	$10.00	648
2008	$12.71	$7.71	8,145	$11.61	$7.60	504
2007	$12.61	$12.71	8,247	N/A	N/A	N/A
03/03/2006-12/31/2006	$11.75	$12.61	6,763	N/A	N/A	N/A

Short Duration Bond
2012	$11.75			$11.54
2011	$11.69	$11.75	1,925	$11.51	$11.54	0
2010	$11.35	$11.69	8,877	$11.20	$11.51	1,855
2009	$10.49	$11.35	2,797	$10.37	$11.20	508
2008	$11.10	$10.49	1,000	$10.81	$10.37	358
2007	$10.66	$11.10	1,102	N/A	N/A	N/A
03/03/2006-12/31/2006	$10.31	$10.66	1,150	N/A	N/A	N/A

Currency Strategies
2012

	With Standard Death Benefit			With Stepped-Up Death Benefit Rider
			Number of			Number of
			Subaccount			Subaccount
	AUV at	AUV	Units	AUV at	AUV	Units
	Beginning	at End	Outstanding	Beginning	at End	Outstanding
	of Year	of Year	at End of Year	of Year	of Year	at End of Year

Large-Cap Growth
2012	$8.17			$8.00
2011	$8.12	$8.17	3,826	$7.96	$8.00	624
2010	$7.11	$8.12	9,397	$7.00	$7.96	3,445
2009	$5.08	$7.11	5,479	$5.01	$7.00	2,132
2008	$10.31	$5.08	4,804	$10.17	$5.01	1,373
2007	$8.51	$10.31	5,151	$9.09	$10.17	624
03/03/2006-12/31/2006	$9.11	$8.51	3,765	N/A	N/A	N/A

Precious Metals
2012

Diversified Bond
2012	$12.55			$12.41
2011	$11.89	$12.55	1,550	$11.78	$12.41	0
2010	$11.05	$11.89	13,467	$10.97	$11.78	3,290
2009	$9.72	$11.05	2,972	$9.67	$10.97	547
2008	$10.59	$9.72	3,203	$10.17	$9.67	388
2007	$10.49	$10.59	3,702	N/A	N/A	N/A
05/05/2006-12/31/2006	$10.01	$10.49	484	N/A	N/A	N/A

Inflation Protected[1]
2012	N/A			N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A

Invesco V.I. Balanced-Risk Allocation Fund Series II1
2012	N/A			N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A

AllianceBernstein VPS Balanced Wealth Strategy Portfolio Class B1
2012	N/A			N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A

BlackRock Global Allocation V.I. Fund Class III
2012	$10.05			$9.98
2011	$10.48	$10.05	102,239	$10.42	$9.98	10,452
2010	$9.58	$10.48	83,504	$9.55	$10.42	10,615
2009	$7.96	$9.58	37,822	$7.95	$9.55	10,745
09/23/2008-12/31/2008	$8.75	$7.96	3,201	$7.95	$7.95	8,180

Fidelity VIP FundsManager® 60% Portfolio Service Class 2
2012

First Trust/Dow Jones Dividend & Income Allocation Portfolio
2012

Franklin Templeton VIP Founding Funds Allocation Fund Class 4
2012	$9.26			N/A
02/22/2011-12/31/2011	$9.87	$9.26	980	N/A	N/A	N/A

GE Investments Total Return Fund Class 3[1]
2012	N/A			N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A

MFS® Total Return Series – Service Class[1]
2012	N/A			N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A

PIMCO Global Multi-Asset Portfolio – Advisor Class
2012	$10.55			N/A
2011	$10.79	$10.55	25,698	N/A	N/A	N/A
09/14/2010-12/31/2010	$10.19	$10.79	5,205	N/A	N/A	N/A

[1]	As of December 31, 2011, this Subaccount has not commenced operations.

FEDERAL TAX ISSUES

The following summary of federal income tax issues is based on our understanding of current tax laws and regulations, which may be changed by legislative, judicial or administrative action. The summary is general in nature and is not intended as tax advice. Moreover, it does not consider any applicable foreign, state or local tax laws. We do not make any guarantee regarding the tax status, federal, foreign, state or local, of any Contract or any transaction involving the Contracts. Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract. Additional tax information is included in the SAI.

Diversification Requirements and Investor Control

Section 817(h) of the Code provides that the investments underlying a variable annuity must satisfy certain diversification requirements in order for the contract to be treated as an annuity contract and qualify for tax deferral. We believe the underlying Variable Investment Options for the contract meet these requirements. Details on these diversification requirements appear in the Fund SAIs.

In addition, for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. Under current U.S. tax law, if a contract owner has excessive control over the investments made by a separate account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of investor control the contract owner would not derive the tax benefits normally associated with variable annuities. For more information regarding investor control, please refer to the contract SAI.

Taxation of Annuities – General Provisions

Section 72 of the Code governs the taxation of annuities in general, and we designed the Contracts to meet the requirements of Section 72 of the Code. We believe that, under current law, the Contract will be treated as an annuity for federal income tax purposes if the Contract Owner is a natural person or an agent for a natural person, and that we (as the issuing insurance company), and not the Contract Owner(s), will be treated as the owner of the investments underlying the Contract. Accordingly, no tax should be payable by you as a Contract Owner as a result of any increase in Contract Value until you receive money under your Contract. You should, however, consider how amounts will be taxed when you do receive them. The following discussion assumes that your Contract will be treated as an annuity for federal income tax purposes.

Non-Qualified Contracts – General Rules

These general rules apply to Non-Qualified Contracts. As discussed below, however, tax rules may differ for Qualified Contracts and you should consult a qualified tax adviser if you are purchasing a Qualified Contract.

Taxes Payable

A Contract Owner is not taxed on the increases in the value of a Contract until an amount is received or deemed to be received. An amount could be received or deemed to be received, for example, if there is a partial distribution, a lump sum distribution, an Annuity payment or a material change in the Contract or if any portion of the Contract is pledged or assigned. See the Addition of Optional Rider or Material Change to Contract section below. Increases in Contract Value that are received or deemed to be received are taxable to the Contract Owner as ordinary income. Distributions of net investment income or capital gains that each Subaccount receives from its corresponding Portfolio are automatically reinvested in such Portfolio unless we, on behalf of the Separate Account, elect otherwise. As noted above, you will be subject to federal income taxes on the investment income from your Contract only when it is distributed to you.

Beginning in 2013, any taxable distribution of the investment income from your Contract may also be subject to a net investment income tax of 3.8%. This tax applies to various investment income such as interest, dividends, royalties, payments from annuities, and the disposition of property, but only to the extent a married taxpayer’s modified adjusted gross income exceeds $250,000 ($200,000 if single). Please speak to your tax advisor about this new tax.

Non-Natural Persons as Owners

If a contract is not owned or held by a natural person or as agent for a natural person, the contract generally will not be treated as an “annuity” for tax purposes, meaning that the contract owner will be subject to current tax on annual increases in Contract Value at ordinary income rates unless some other exception applies. Certain entities, such as some trusts, may be deemed to be acting as agents for natural persons. Corporations, including S corps, C corps, LLCs, partnerships and FLPs, and tax exempt entities are non-natural persons that will not be deemed to be acting as agents for natural persons.

Addition of Optional Rider or Material Change to Contract

The addition of a rider to the Contract, or a material change in the Contract’s provisions, such as a change in Contract ownership or an assignment of the Contract, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause a taxable event or the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

Taxes Payable on Withdrawals Prior to the Annuity Date

Amounts you withdraw before annuitization, including amounts withdrawn from your Contract Value in connection with partial withdrawals for payment of any charges and fees, including registered investment advisory fees, will be treated first as taxable income to the extent that your Contract Value exceeds the aggregate of your Purchase Payments reduced by non-taxable amounts previously received (investment in the Contract), and then as non-taxable recovery of your Purchase Payments. Therefore, you include in your gross income the smaller of: a) the amount of the partial withdrawal, or b) the amount by which your Contract Value immediately before you receive the distribution exceeds your investment in the Contract at that time.

If at the time of a partial withdrawal your Contract Value does not exceed your investment in the Contract, then the withdrawal will not be includable in gross income and will simply reduce your investment in the Contract. Exceptions to this rule are distributions in full discharge of your Contract (a full surrender) or distributions from contracts issued and investments made before August 14, 1982.

The assignment or pledge of (or agreement to assign or pledge) the value of the Contract for a loan will be treated as a withdrawal subject to these rules. You should consult your tax adviser for additional information regarding taking a partial or a full distribution from your Contract.

Multiple Contracts (Aggregation Rule)

Multiple Non-Qualified Contracts that are issued after October 21, 1988, by us or our affiliates to the same Owner during the same calendar year are treated as one Contract for purposes of determining the taxation of distributions (the amount includible in gross income under Code Section 72(e)) prior to the Annuity Date from any of the Contracts. A Contract received in a tax-free exchange under Code Section 1035 may be treated as a new Contract for this purpose. For Contracts subject to the Aggregation Rule, the values of the Contracts and the investments in the Contracts should be added together to determine the taxation under Code Section 72(e). Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. The Treasury Department has specific authority under Code Section 72(e)(11) to issue regulations to prevent the avoidance of the income-out-first rules for withdrawals prior to the Annuity Date through the serial purchase of Contracts or otherwise. As of the date of this Prospectus there are no regulations interpreting these aggregation provisions.

10% Tax Penalty Applicable to Certain Withdrawals and Annuity Payments

The Code provides that the taxable portion of a withdrawal or other distribution may be subject to a tax penalty equal to 10% of that taxable portion unless the withdrawal is:

•	made on or after the date you reach age 59 1/2,

•	made by a Beneficiary after your death,

•	attributable to your becoming disabled,

•	any payment made under an immediate annuity,

•	attributable to an investment in the Contract made prior to August 14, 1982, or

•	any distribution that is a part of a series of substantially equal periodic payments (Code Section 72(q) payments) made (at least annually) over your life (or life expectancy) or the joint lives (or life expectancies) of you and your designated beneficiary.

Additional exceptions may apply to certain Qualified Contracts (see Taxes Payable on Annuity Payments and the applicable Qualified Contracts).

Taxes Payable on Optional Rider Charges

It is our understanding that the charges relating to any optional death benefit rider are not subject to current taxation and we will not report them as such. However, the IRS may determine that these charges should be treated as partial withdrawals subject to current taxation to the extent of any gain and, if applicable, the 10% tax penalty. We reserve the right to report any optional death benefit rider charges as partial withdrawals if we believe that we would be expected to report them in accordance with IRS regulations.

Distributions After the Annuity Date

After you annuitize, a portion of each annuity payment you receive under a Contract generally will be treated as a partial recovery of Investments (as used here, “Investments” means the aggregate Purchase Payments less any amounts that were previously received under the Contract but not included in income) and will not be taxable. (In certain circumstances, subsequent modifications to an initially-established payment pattern may result in the imposition of a tax penalty.) The remainder of each annuity payment will be taxed as ordinary income. However, after the full amount of aggregate Investments has been recovered, the full amount of each annuity payment will be taxed as ordinary income. Exactly how an annuity payment is divided into taxable and non-taxable portions depends on the period over which annuity payments are expected to be received, which in turn is governed by the form of annuity selected and, where a lifetime annuity is chosen, by the life expectancy of the Annuitant(s) or payee(s). Such a payment may also be subject to a tax penalty if taken prior to age 59 1/2.

For periodic (annuity) payments, we will default your state tax withholding (as applicable) based upon the marital status and allowance(s) provided for your federal taxes or, if no withholding instructions are provided, we will default to either a married person with 3 exemptions or your resident state’s prescribed withholding default (if applicable). Please consult with a tax advisor for additional information, including whether your resident state has a specific version of the W-4P form that should be submitted to us with state-specific income tax information.

Same-Sex Spouses

Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder’s spouse.

Distributions to Beneficiary After Contract Owner’s Death

Generally, the same tax rules apply to amounts received by the Beneficiary as those that apply to the Contract Owner, except that the early withdrawal tax penalty does not apply. Thus, any annuity payments or lump sum withdrawal will be divided into taxable and non-taxable portions.

If death occurs after the Annuity Date, but before the expiration of a period certain option, the Beneficiary will recover the balance of the Investments as payments are made and may be allowed a deduction on the final tax return for the unrecovered Investments. A lump sum payment taken by the Beneficiary in lieu of remaining monthly annuity payments is not considered an annuity payment for tax purposes. The portion of any lump sum payment to a Beneficiary in excess of aggregate unrecovered Investments would be subject to income tax.

Contract Owner’s Estate

Generally, any amount payable to a Beneficiary after the Contract Owner’s death, whether before or after the Annuity Date, will be included in the estate of the Contract Owner for federal estate tax purposes. If the inclusion of the value of the Contract triggers a federal estate tax to be paid, the Beneficiary may be able to use a deduction called Income in Respect of Decedent (IRD) in calculating the income taxes payable upon receipt of the death benefit proceeds. In addition, designation of a non-spouse Beneficiary who either is 37 1/2 or more years younger than a Contract Owner or is a grandchild of a Contract Owner may have Generation Skipping Transfer Tax (GSTT) consequences under section 2601 of the Code. You should consult with a qualified tax advisor if you have questions about federal estate tax, IRD, or GSTT.

Gifts of Annuity Contracts

Generally, gifts of Non-Qualified Contracts prior to the annuity start date will trigger tax reporting to the donor on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% early withdrawal tax penalty and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce, or transfers to and from a trust acting as agent for the Owner or the Owner’s spouse.

Tax Withholding for Non-Qualified Contracts

Unless you elect to the contrary, any amounts you receive under your Contract that are attributable to investment income will be subject to withholding to meet federal income tax obligations. For nonperiodic distributions, you will have the option to provide us with withholding information at the time of your withdrawal request. If you do not provide us with withholding information, we will generally withhold 10% of the taxable distribution amount and remit it to the IRS. For periodic (annuity) payments, the rate of withholding will be determined on the basis of the withholding information you provide to us. If you do not provide us with withholding information, we are required to determine the Federal income tax withholding, from every annuity payment, as if you are a married person with 3 exemptions. State and local withholding may apply different defaults and will be determined by applicable law.

Please call us at (800) 748-6907 with any questions about the required withholding information.

Tax Withholding for Non-resident Aliens or Non U.S. Persons

Taxable distributions to Contract Owners who are non-resident aliens or other non U.S. persons are generally subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. Prospective foreign owners are advised to consult with a tax advisor regarding the U.S., state and foreign tax treatment of a Contract.

Exchanges of Non-Qualified Contracts (1035 Exchanges)

You may make your initial or an additional Purchase Payment through an exchange of an existing annuity contract or endowment life insurance contract pursuant to Section 1035 of the Code (a 1035 exchange). The exchange can be effected by completing the Transfer/Exchange form, indicating in the appropriate section of the form that you are making a 1035 exchange and submitting any applicable Regulation 60 paperwork. The form is available by calling your financial advisor or by calling us at (800) 748-6907. Once completed, the form should be mailed to us. If you are making an initial Purchase Payment, a completed Contract application should also be attached.

In general terms, Section 1035 of the Code provides that no gain or loss is recognized when you exchange one annuity or life insurance contract for another annuity contract. Transactions under Section 1035, however, may be subject to special rules and may require special procedures and record keeping, particularly if the exchanged annuity contract was issued prior to August 14, 1982. You should consult your tax adviser prior to effecting a 1035 exchange.

Partial 1035 Exchanges

A partial exchange is the direct transfer of only a portion of an existing annuity’s Contract Value to a new annuity contract. Rev. Proc. 2011-38 significantly eased the restrictions on partial transfers adopted by Rev. Proc. 2008-24. Under Rev. Proc. 2011-38, the 12 month period is reduced to 180 days, so that a partial exchange will be treated as tax-free under Code Section 1035 if there are no distributions, from either annuity, within 180 days of the partial 1035 exchange. In addition, annuity payments that satisfy the newly enacted partial annuitization rule of Code Section 72(a)(2) will not be treated as a distribution from either the old or new contract. Rev. Proc. 2011-38 also replaces Rev. Proc. 2008-24’s automatic characterization of a transfer as a distribution taxable under Code Section 72(e) if it did not qualify as a tax-free exchange under Code Section 1035 with an analysis by the IRS, using general tax principles, to determine the substance, and thus the treatment of, the transaction. Rev. Proc. 2011-38 applies to partial exchanges on or after October 24, 2011. Rev. Proc. 2008-24 applies to partial exchanges that were effective before October 24, 2011.

You should consult your tax adviser prior to effecting a partial 1035 exchange.

Impact of Federal Income Taxes

In general, in the case of Non-Qualified Contracts, if you are an individual and expect to accumulate your Contract Value over a relatively long period of time without making significant withdrawals, there may be federal income tax advantages in purchasing such a Contract. This is because any increase in Contract Value is not subject to current taxation. Income taxes are deferred until the money is withdrawn, at which point taxation occurs only on the gain from the investment in the Contract. With income taxes deferred, you may accumulate more money over the long term through a variable annuity than you may through non-tax-deferred investments. The advantage may be greater if you decide to liquidate your Contract Value in the form of monthly annuity payments after your retirement, or if your tax rate is lower at that time than during the period that you held the Contract, or both.

When withdrawals or distributions are taken from the variable annuity, the gain is taxed as ordinary income. This may be a potential disadvantage because money that had been invested in other types of assets may qualify for a more favorable federal tax rate. For example, in 2011 the tax rate applicable both to the sale of capital gain assets held more than 1 year and to the receipt of qualifying dividends by individuals is generally 15% (0% for lower-income individuals). In contrast, an ordinary income tax rate of up to 35% applies to taxable withdrawals on distributions from a variable annuity in 2011. Also, withdrawals or distributions taken from a variable annuity prior to attaining age 59 1/2 may be subject to a tax penalty equal to 10% of the taxable portion, although exceptions to the tax penalty may apply.

An owner of a variable annuity cannot deduct or offset losses on transfers to or from Subaccounts, or at the time of any partial withdrawals. If you surrender your Contract and your Net Contract Value is less than the aggregate of your investments in the Contract (reduced by any previous non-taxable distributions), there may be a deductible ordinary income loss, although the deduction may be limited. Consult with your tax adviser regarding the impact of federal income taxes on your specific situation.

Taxes on Pacific Life & Annuity Company

Although the Separate Account is registered as an investment company, it is not a separate taxpayer for purposes of the Code. The earnings of the Separate Account are taxed as part of our operations. No charge is made against the Separate Account for our federal income taxes (excluding the charge for premium taxes), but we will review, periodically, the question of charges to the Separate Account or your Contract for such taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the

Separate Account or to our operations with respect to your Contract, or attributable, directly or indirectly, to investments in your Contract.

Under current law, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and they are not charged against the Contract or the Separate Account. If there is a material change in applicable state or local tax laws, the imposition of any such taxes upon us that are attributable to the Separate Account or to our operations with respect to your Contract may result in a corresponding charge against the Separate Account or your Contract.

Given the uncertainty of future changes in applicable federal, state or local tax laws, we cannot appropriately describe the effect a tax law change may have on taxes that would be attributable to the Separate Account or your Contract.

Qualified Contracts – General Rules

The Contracts are available to a variety of Qualified Plans and IRAs. Tax restrictions and consequences for Contracts under each type of Qualified Plan and IRAs differ from each other and from those for Non-Qualified Contracts. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans and IRAs. Participants under such Qualified Plans, as well as Contract Owners, Annuitants and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith.

Tax Deferral

It is important to know that Qualified Plans such as 401(k)s, as well as IRAs, are already tax-deferred. Therefore, an annuity contract should be used to fund an IRA or Qualified Plan to benefit from the annuity’s features other than tax deferral. Other benefits of using a variable annuity to fund a Qualified Plan or an IRA include the lifetime income options, guaranteed death benefit options and the ability to transfer among Investment Options. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan or IRA.

Registered Investment Advisory Fees

For Qualified Contracts, withdrawals to pay registered investment advisory fees will not be treated as distributions for tax purposes, and therefore will not be reported on a Form 1099-R.

Taxes Payable

Generally, amounts received from Qualified Contracts are taxed as ordinary income under Section 72, to the extent that they are not treated as a tax free recovery of contributions. Different rules apply for Roth IRAs. Consult your tax advisor before requesting a distribution from a Qualified Contract.

10% Tax Penalty for Early Withdrawals

Generally, distributions from IRAs and Qualified Plans that occur before you attain age 59 1/2 are subject to a 10% tax penalty imposed on the amount of the distribution that is includable in gross income, with certain exceptions. These exceptions include distributions:

•	made to a beneficiary after the owner’s/participant’s death,

•	attributable to the owner/participant becoming disabled under Section 72(m)(7),

•	that are part of a series of substantially equal periodic payments (also referred to as SEPPs or 72(t) payments) made (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary,

•	for certain higher education expenses (IRAs only),

•	used to pay for certain health insurance premiums or medical expenses (IRAs only),

•	for costs related to the purchase of your first home (IRAs only), and

•	(except for IRAs) made to an employee after separation from service after reaching age 55 (or age 50 in the case of a qualified public safety employee).

Tax Withholding for Qualified Contracts

Distributions from a Contract under a Qualified Plan (not including an individual retirement annuity subject to Code Section 408 or Code Section 408A) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless:

•	the distributee directs the transfer of such amounts in cash to another Qualified Plan or a traditional IRA, or

•	the payment is a minimum distribution required under the Code.

The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the distributee elects not to have withholding apply.

For periodic (annuity) payments, the rate of withholding will be determined on the basis of the withholding information you provide to us. If you do not provide us with withholding information, we are required to determine the Federal income tax withholding, from every annuity payment, as if you are a married person with 3 exemptions. State and local withholding may apply different defaults and will be determined by applicable law.

IRAs and Other Qualified Contracts with Optional Benefit Riders

As of the date of this Prospectus, there are special considerations for purchases of any optional living or death benefit riders. IRS regulations state that Individual Retirement Accounts (IRAs) may generally not invest in life insurance contracts. We believe that these regulations do not prohibit the optional living or death benefit riders from being added to your Contract if it is issued as a Traditional IRA, Roth IRA, SEP IRA or SIMPLE IRA. However, the law is unclear and it is possible that a Contract that has optional living or death benefit riders and is issued as a Traditional IRA, Roth IRA, SEP IRA or SIMPLE IRA could be disqualified and may result in increased taxes to the Owner.

Similarly, section 401 plans, section 403(b) annuities and IRAs (but not Roth IRAs) can only offer incidental death benefits. The Internal Revenue Service (IRS) could take the position that the enhanced death benefits provided by optional benefit riders are not incidental. In addition, to the extent that the optional benefit riders alter the timing or the amount of the payment of distributions under a Qualified Contract, the riders cannot be paid out in violation of the minimum distribution rules of the Code.

It is our understanding that the charges relating to the optional benefit riders are not subject to current taxation and we will not report them as such. However, the IRS may determine that these charges should be treated as partial withdrawals subject to current income taxation to the extent of any gain and, if applicable, the 10% tax penalty. We reserve the right to report the rider charges as partial withdrawals if we believe that we would be expected to report them in accordance with IRS regulations.

Required Minimum Distributions

The regulations provide that you cannot keep assets in Qualified Plans or IRAs indefinitely. Eventually they are required to be distributed; at that time (the Required Beginning Date (RBD)), Required Minimum Distributions (RMDs) are the amount that must be distributed each year.

Under Section 401 of the Code (for Qualified Plans) and Section 408 of the Code (for IRAs), the entire interest under the Contract must be distributed to the Owner/Annuitant no later than the Owner/Annuitant’s RBD, or distributions over the life of the Owner/Annuitant (or the Owner/Annuitant and his beneficiary) must begin no later than the RBD.

The RBD for distributions from a Qualified Contract maintained for an IRA under Section 408 of the Code is generally April 1 of the calendar year following the year in which the Owner/Annuitant reaches age 70 1/2. The RBD for a Qualified Contract maintained for a qualified retirement or pension plan under Section 401 of the Code or a Section 403(b) annuity is April 1 of the calendar year following the later of the year in which the Owner/Annuitant reaches age 70 1/2, or, if the plan so provides, the year in which the Owner/Annuitant retires. There is no RBD for a Roth IRA maintained pursuant to Section 408A of the Code.

The IRS requires that all IRA holders and Qualified Plan Participants (with one exception discussed below) use the Uniform Lifetime Table to calculate their RMDs.

The Uniform Lifetime Table is based on a joint life expectancy and uses the IRA owner’s actual age and assumes that the beneficiary is 10 years younger than the IRA owner. Note that under these Final Regulations, the IRA owner does not need to actually have a named beneficiary when they turn age 70 1/2.

The exception noted above is for an IRA owner who has a spouse, who is more than 10 years younger, as the sole beneficiary on the IRA. In that situation, the spouse’s actual age (and life expectancy) will be used in the joint life calculation.

If the Owner/Annuitant dies prior to his RBD or complete distribution from the Qualified Contract, the remainder shall be distributed as provided in the “Qualified Contract Distribution Rules” section of this Prospectus. For non-spouse beneficiaries, life expectancy is initially computed by use of the Single Life Table of the Final Regulations (Regulation Section 1.401(a)(9)-9). Subsequent life expectancy shall be calculated by reducing the life expectancy of the Beneficiary by one in each following calendar year.

The method of distribution selected must comply with the minimum distribution rules of Code Section 401(a)(9), and the applicable Regulations thereunder.

Actuarial Value

In accordance with recent changes in laws and regulations, RMDs and Roth IRA conversions may be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the Contract. As a result, RMDs and taxes due on Roth IRA Conversions may be larger than if the calculation were based on the contract value only, which may in turn result in an earlier (but not before the required beginning date) distribution under the Contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.

RMDs and Annuity Options

Under the Final Regulations, for retirement plans that qualify under Section 401 or 408 of the Code, the period elected for receipt of RMDs as annuity payments under Annuity Options 2 and 4 generally may be:

•	no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2, and

•	must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant’s spouse and is more than 10 years younger than the Annuitant.

Under Annuity Option 3, if the Beneficiary is not the Annuitant’s spouse and is more than 10 years younger than the Annuitant, the 66 2/3% and 100% elections specified below may not be available. The restrictions on options for retirement plans that qualify under Sections 401 and 408 also apply to a retirement plan that qualifies under Section 403(b) with respect to amounts that accrued after December 31, 1986.

Loans

Certain Owners of Qualified Contracts may borrow against their Contracts. Otherwise loans from us are not permitted. You may request a loan from us, using your Contract Value as your only security if yours is a Qualified Contract that is:

•	not subject to Title 1 of ERISA,

•	issued under Section 403(b) of the Code, and

•	issued under a Plan that permits Loans (a “Loan Eligible Plan”).

You may have only one loan outstanding at any time. The minimum loan amount is $1,000. Your Contract Debt at the effective date of your loan may not exceed the lesser of:

•	50% of the amount available for withdrawal under this Contract (see WITHDRAWALS – Optional Withdrawals – Amount Available for Withdrawal), or

•	$50,000 less your highest outstanding Contract Debt during the 12-month period immediately preceding the effective date of your loan.

If your request for a loan is processed, you will be charged interest on your Contract Debt at a fixed annual rate equal to 5%. The amount held in the Loan Account to secure your loan will earn a return equal to an annual rate of 3%. The net amount of interest you pay on your loan will be 2.00% annually.

Interest charges accrue on your Contract Debt daily, beginning on the effective date of your loan. Interest earned on the Loan Account Value accrues daily beginning on the day following the effective date of the loan, and those earnings will be transferred once a year to your Investment Options in accordance with your most recent allocation instructions. Your loan, including principal and accrued interest, generally must be repaid in quarterly installments and loan repayments are not considered Purchase Payments. For more information about loans, including the consequences of loans, loan procedures, loan terms and repayment terms, see the SAI.

Taking a loan while an optional living benefit Rider is in effect will terminate your Rider. Work with your financial advisor before taking a loan.

We may change these loan provisions to reflect changes in the Code or interpretations thereof. We urge you to consult with a qualified tax adviser prior to effecting any loan transaction under your Contract.

IRAs and Qualified Plans

The following is only a general discussion about types of IRAs and Qualified Plans for which the Contracts are available. We are not the administrator of any Qualified Plan. The plan administrator and/or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, Beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, Annuitant, or Beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. The Qualified Plan (the plan administrator or the custodian) is required to provide us with information regarding individuals with signatory authority on the Contract(s) owned. If you are purchasing a Qualified Contract, you should consult with your plan administrator and/or a qualified tax adviser. You should also consult with a qualified tax adviser and/or plan administrator before you withdraw any portion of your Contract Value.

Individual Retirement Annuities (“IRAs”)

In addition to “traditional” IRAs established under Code 408, there are SEP IRAs under Code Section 408(k), Roth IRAs governed by Code Section 408A and SIMPLE IRAs established under Code Section 408(p). Also, Qualified Plans under Section 401 or 403(b) of the Code that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA and other Qualified Plans.

Traditional IRAs

Traditional IRAs are subject to limitations on the amount that may be contributed each year, the persons who may be eligible to contribute, when rollovers are available and when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis.

Annual contributions are generally allowed for persons who have not attained age 70 1/2 and who have compensation (as defined by the IRS) of at least the contribution amount. Distributions of minimum amounts specified by the Code must commence by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. Failure to make mandatory minimum distributions may result in imposition of a 50% tax penalty on any difference between the required distribution amount and the amount actually distributed. Additional distribution rules apply after your death.

You (or your surviving spouse if you die) may rollover funds (such as proceeds from existing insurance policies, annuity contracts or securities) from certain existing Qualified Plans into your traditional IRA if those funds are in cash. This will require you to liquidate any value accumulated under the existing Qualified Plan. Mandatory withholding of 20% may apply to any rollover distribution from your existing Qualified Plan if the distribution is not transferred directly to your traditional IRA. To avoid this withholding you should have cash transferred directly from the insurance company or plan trustee to your traditional IRA.

SIMPLE IRAs

The Savings Incentive Match Plan for Employees of Small Employers (“SIMPLE Plan”) is a type of IRA established under Code Section 408(p)(2). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each participant of the SIMPLE Plan. Like other IRAs, a 10% tax penalty is imposed on certain distributions that occur before an employee attains age 59 1/2. In addition, the tax penalty is increased to 25% for amounts received or rolled to another IRA or Qualified Plan during the 2-year period beginning on the date an employee first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by their employer. Contributions to a SIMPLE IRA will generally include employee salary deferral contributions and employer contributions. Distributions from a SIMPLE IRA may be transferred to another SIMPLE IRA tax free or may be eligible for tax free rollover to a traditional IRA, a 403(b) or other Qualified Plan after the required 2-year period.

SEP-IRAs

A Simplified Employee Pension (SEP) is an employer sponsored retirement plan under which employers are allowed to make contributions toward their employees’ retirement, as well as their own retirement (if the employer is self-employed). A SEP is a type of IRA established under Code Section 408(k). Under a SEP, a separate IRA account called a SEP-IRA is set up by or for each eligible employee and the employer makes the contribution to the account. Like other IRAs, a 10% tax penalty is imposed on certain distributions that occur before an employee attains age 59 1/2.

Roth IRAs

Section 408A of the Code permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amount that may be contributed and the persons who may be eligible to contribute and are subject to certain required distribution rules on the death of the Contract Owner. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contract Owner’s lifetime. Generally, however, the amount remaining in a Roth IRA must be distributed by the end of the fifth year after the death of the Contract Owner/Annuitant or distributed over the life expectancy of the Designated Beneficiary. The owner of a traditional IRA may convert a traditional IRA into a Roth IRA under certain circumstances. The conversion of a traditional IRA to a Roth IRA will subject the amount of the converted traditional IRA to federal income tax. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser.

In accordance with recent changes in laws and regulations, at the time of either a full or partial conversion from a Traditional IRA annuity to a Roth IRA annuity, the determination of the amount to be reported as income will be based on the annuity contract’s “fair market value”, which will include all front-end loads and other non-recurring charges assessed in the 12 months immediately preceding the conversion, and the actuarial present value of any additional contract benefits.

Tax Sheltered Annuities (“TSAs”)

Employees of certain tax-exempt organizations, such as public schools or hospitals, may defer compensation through an eligible plan under Code Section 403(b). Salary deferral amounts received from employers for these employees are excludable from the employees’ gross income (subject to maximum contribution limits). Distributions under these Contracts must comply with certain limitations as to timing, or result in tax penalties. Distributions from amounts contributed to a TSA pursuant to a salary reduction arrangement, may be made from a TSA only upon attaining age 59 1/2, severance from employment, death, disability, or financial hardship. Section 403(b) annuity distributions can be rolled over to other Qualified Plans in a manner similar to those permitted by Qualified Plans that are maintained pursuant to Section 401 of the Code.

In accordance with Code Section 403(b) and final regulations published on July 26, 2007 (“Final Regulations”), as of January 1, 2009, we are required to provide information regarding contributions, loans, withdrawals, and hardship distributions from your Contract to your 403(b) employer or an agent of your 403(b) employer, upon request. In addition, prior to processing your request for certain transactions, we are required to verify certain information about you with your 403(b) employer (or if applicable, former 403(b) employer) which may include obtaining authorization from either your employer or your employer’s third party administrator.

401(k) Plans; Pension and Profit-Sharing Plans

Qualified Plans may be established by an employer for certain eligible employees under Section 401 of the Code. These plans may be 401(k) plans, profit-sharing plans, or other pension or retirement plans. Contributions to these plans are subject to limitations. Rollover to other eligible plans may be available. Please consult your Qualified Plans Summary Plan description for more information.

ADDITIONAL INFORMATION

Voting Rights

We are the legal owner of the shares of the Portfolios held by the Subaccounts. We may vote on any matter voted on at shareholders’ meetings of the Funds. However, our current interpretation of applicable law requires us to vote the number of shares attributable to your Variable Account Value (your “voting interest”) in accordance with your directions.

We will pass proxy materials on to you so that you have an opportunity to give us voting instructions for your voting interest. You may provide your instructions by proxy or in person at the shareholders’ meeting. If there are shares of a Portfolio held by a Subaccount for which we do not receive timely voting instructions, we will vote those shares in the same proportion as all other shares of that Portfolio held by that Subaccount for which we have received timely voting instructions. If we do not receive any voting instructions for the shares in a Separate Account, we will vote the shares in that Separate Account in the same proportion as the total votes for all of our separate accounts for which we’ve received timely instructions. If we hold shares of a Portfolio in our General Account, we will vote such shares in the same proportion as the total votes cast for all of our separate accounts, including Separate Account A. We will vote shares of any Portfolio held by our non-insurance affiliates in the same proportion as the total votes for all separate accounts of ours and our insurance affiliates. As a result of proportional voting, the votes cast by a small number of Contract Owners may determine the outcome of a vote.

We may elect, in the future, to vote shares of the Portfolios held in Separate Account A in our own right if we are permitted to do so through a change in applicable federal securities laws or regulations, or in their interpretation.

The number of Portfolio shares that form the basis for your voting interest is determined as of the record date set by the Board of Trustees of the Fund. It is equal to:

•	your Contract Value allocated to the Subaccount corresponding to that Portfolio, divided by

•	the net asset value per share of that Portfolio.

Fractional votes will be counted. We reserve the right, if required or permitted by a change in federal regulations or their interpretation, to amend how we calculate your voting interest.

After your Annuity Date, if you have selected a variable annuity, the voting rights under your Contract will continue during the payout period of your annuity, but the number of shares that form the basis for your voting interest, as described above, will decrease throughout the payout period.

Changes to Your Contract

Contract Owner(s) and Contingent Owner

Transfer of Contract ownership may involve federal income tax and/or gift tax consequences; you should consult a qualified tax adviser before effecting such a transfer. A change to or from joint Contract ownership is considered a transfer of ownership. If your Contract is Non-Qualified, you may change Contract ownership at any time while the Annuitant is living and prior to your Annuity Date. You may name a different Owner or add or remove a Joint Owner or Contingent Owner. A Contract cannot name more than two Contract Owners (either as Joint or Contingent Owners) at any time. Any newly-named Contract Owners, including Joint and/or Contingent Owners, must be under the age of 86 at the time of change or addition. The Contract Owner(s) may make all decisions regarding the Contract, including making allocation decisions and exercising voting rights. Transactions under a Contract with Joint Owners require approval from both Owners.

If your Contract is Qualified under Code Section 401, the Qualified Plan must be the sole Owner of the Contract and the ownership cannot be changed unless and until a triggering event has been met under the terms of the Qualified Plan. Upon such event, the ownership can only be changed to the Annuitant. If your Contract is Qualified under Code Sections 408 and 403(b), you must be the sole Owner of the Contract and no changes can be made.

Annuitant and Contingent or Joint Annuitant

Your sole Annuitant cannot be changed, and Joint Annuitants cannot be added or changed, once your Contract is issued. Certain changes may be permitted in connection with Contingent Annuitants. See ANNUITIZATION – Selecting Your Annuitant. There may be limited exceptions for certain Qualified Contracts.

Beneficiaries

Your Beneficiary is the person(s) or entity who may receive death benefit proceeds under your Contract or any remaining annuity payments after the Annuity Date if the Annuitant or Owner dies. See the DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS section for additional information regarding death benefit payouts. You may change or remove your Beneficiary or add Beneficiaries at any time prior to the death of the Annuitant or Owner, as applicable. Any change or addition will generally take effect only when we receive all necessary documents, In Proper Form, and we record the change or addition. Any change or addition will not affect any payment made or any other action taken by us before the change or addition was received and recorded. Under our administrative procedures, a signature guarantee and/or other verification of identity or authenticity may be required when processing a claim payable to a Beneficiary.

Spousal consent may be required to change an IRA Beneficiary. If you are considering removing a spouse as a Beneficiary, it is recommended that you consult your legal or tax advisor regarding any applicable state or federal laws prior to requesting the change. If you have named your Beneficiary irrevocably, you will need to obtain that Beneficiary’s consent before making any changes. Qualified Contracts may have additional restrictions on naming and changing Beneficiaries. If your Contract was issued in connection with a Qualified Plan subject to Title I of ERISA, contact your Plan Administrator for details. We require that Contracts issued under Code Section 401 name the Plan as Beneficiary. If you leave no surviving Beneficiary or Contingent Beneficiary, your estate may receive any death benefit proceeds under your Contract.

Changes to All Contracts

If, in the judgment of our management, continued investment by Separate Account A in one or more of the Portfolios becomes unsuitable or unavailable, we may seek to alter the Variable Investment Options available under the Contracts. We do not expect that a Portfolio will become unsuitable, but unsuitability issues could arise due to changes in investment policies, market conditions, tax laws, or due to marketing or other reasons.

Alterations of Variable Investment Options may take differing forms. We reserve the right to substitute shares of any Portfolio that were already purchased under any Contract (or shares that were to be purchased in the future under a Contract) with shares of another Portfolio, shares of another investment company or series of another investment company, or another investment vehicle. Required approvals of the SEC and the Insurance Superintendent of the State of New York will be obtained before any such substitutions are effected, and you will be notified of any planned substitution.

We may add new Subaccounts to Separate Account A and any new Subaccounts may invest in Portfolios of a Fund or in other investment vehicles. Availability of any new Subaccounts to existing Contract Owners will be determined at our discretion. We will notify you, and will comply with the filing or other procedures established by the Insurance Superintendent of the State of New York, to the extent required by applicable law. We also reserve the right, after receiving any required regulatory approvals, to do any of the following:

•	cease offering any Subaccount;

•	add or change designated investment companies or their portfolios, or other investment vehicles;

•	add, delete or make substitutions for the securities and other assets that are held or purchased by the Separate Account or any Variable Account;

•	permit conversion or exchanges between portfolios and/or classes of contracts on the basis of Owners’ requests;

•	add, remove or combine Variable Accounts;

•	combine the assets of any Variable Account with any other of our separate accounts or of any of our affiliates;

•	register or deregister Separate Account A or any Variable Account under the 1940 Act;

•	operate any Variable Account as a managed investment company under the 1940 Act, or any other form permitted by law;

•	run any Variable Account under the direction of a committee, board, or other group;

•	restrict or eliminate any voting rights of Owners with respect to any Variable Account or other persons who have voting rights as to any Variable Account;

•	make any changes required by the 1940 Act or other federal securities laws;

•	make any changes necessary to maintain the status of the Contracts as annuities under the Code;

•	make other changes required under federal or state law relating to annuities;

•	suspend or discontinue sale of the Contracts; and

•	comply with applicable law.

Inquiries and Submitting Forms and Requests

You may reach our service representatives at (800) 748-6907 between the hours of 6:00 a.m. and 5:00 p.m., Pacific time.

Please send your forms and written requests or questions to:

Pacific Life & Annuity Company
P.O. Box 2829
Omaha, Nebraska 68103-2829

If you are submitting a Purchase Payment or other payment by mail, please send it, along with your application if you are submitting one, to the following address or to the address indicated on your Contract specification pages, if different:

Pacific Life & Annuity Company
P.O. Box 2736
Omaha, Nebraska 68103-2736

If you are using an overnight delivery service to send payments, please send them to the following address or to the address indicated on your Contract specification pages, if different:

Pacific Life & Annuity Company
1299 Farnam Street, 6th Floor, RSD
Omaha, Nebraska 68102

The effective date of certain notices or of instructions is determined by the date and time on which we receive the notice or instructions In Proper Form. In those instances when we receive electronic transmission of the information on the application from your financial advisor’s broker-dealer firm and our administrative procedures with your broker-dealer so provide, we consider the application to be received on the Business Day we receive the transmission. If the address on your Contract specification pages is different and our administrative procedures with your broker-dealer so provide, in those instances when information regarding your Purchase Payment is electronically transmitted to us by the broker-dealer, we will consider the Purchase Payment to be received by us on the Business Day we receive the transmission of the information. Please call us if you or your financial advisor have any questions regarding which address you should use.

We reserve the right to process any Purchase Payment received at an incorrect address when it is received at either the address indicated in your Contract specification pages or the appropriate address indicated in the Prospectus.

Purchase Payments after your initial Purchase Payment, loan requests, transfer requests, loan repayments and withdrawal requests we receive before the close of the New York Stock Exchange, which usually closes at 4:00 p.m. Eastern time, will normally be effective at the end of the same Business Day that we receive them In Proper Form unless the transaction or event is scheduled to occur on another day. Generally, whenever you submit any other form, notice or request, your instructions will be effective on the next Business Day after we receive them In Proper Form unless the transaction or event is scheduled to occur on another day. We may also require, among other things, a signature guarantee or other verification of authenticity. We do not generally require a signature guarantee unless it appears that your signature may have changed over time or the signature does not appear to be yours; or an executed application or confirmation of application, as applicable, In Proper Form is not received by us; or, to protect you or us. Requests regarding death benefit proceeds must be accompanied by both proof of death and instructions regarding payment In Proper Form. You should call your financial advisor or us if you have questions regarding the required form of a request.

Telephone and Electronic Transactions

You are automatically entitled to make certain transactions by telephone or, to the extent available, electronically. You may also authorize other people to make certain transaction requests by telephone or, to the extent available, electronically by sending us instructions in writing in a form acceptable to us. We cannot guarantee that you or any other person you authorize will always be able to reach us to complete a telephone or electronic transaction; for example, all telephone lines may be busy or access to our website may be unavailable during certain periods, such as periods of substantial market fluctuations or other drastic economic or market change, or telephones or the Internet may be out of service or unavailable during severe weather conditions or other emergencies. Under these circumstances, you should submit your request in writing (or other form acceptable to us). Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which usually closes at 4:00 p.m. Eastern time, on any Business Day will usually be effective at the end of that day, and we will provide you confirmation of each telephone or electronic transaction.

We have established procedures reasonably designed to confirm that instructions communicated by telephone or electronically are genuine. These procedures may require any person requesting a telephone or electronic transaction to provide certain personal identification upon our request. We may also record all or part of any telephone conversation with respect to transaction instructions. We reserve the right to deny any transaction request made by telephone or electronically. You are authorizing us to accept and to act upon instructions received by telephone or electronically with respect to your Contract, and you agree that, so long as we comply with our procedures, neither we, any of our affiliates, nor any Fund, or any of their directors, trustees, officers, employees or agents will be liable for any loss, liability, cost or expense (including attorneys’ fees) in connection with requests that we believe to be genuine. This policy means that so long as we comply with our procedures, you will bear the risk of loss arising out of the telephone or electronic transaction privileges of your Contract. If a Contract has Joint Owners, each Owner may individually make telephone and/or electronic transaction requests.

Electronic Information Consent

Subject to availability, you may authorize us to provide prospectuses, prospectus supplements, annual and semi-annual reports, annual statements, quarterly statements and immediate confirmations, proxy solicitation, privacy notice and other notices and documentation in electronic format when available instead of receiving paper copies of these documents by U.S. mail. You may enroll in this service by so indicating on the application, via our Internet website, or by sending us instructions in writing in a form acceptable to us to receive such documents electronically. Not all contract documentation and notifications may be currently available in electronic format. You will continue to receive paper copies of any documents and notifications not available in electronic format by U.S. mail. In addition, you will continue to receive paper copies of annual statements if required by state or federal law. By enrolling in this service, you consent to receive in electronic format any documents added in the future. For jointly owned contracts, both owners are consenting to receive information electronically. Documents will be available on our Internet website. As documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the document. You must have ready access to a computer with Internet access, an active e-mail account to receive this information electronically, and the ability to read and retain it. You may access and print all documents provided through this service.

If you plan on enrolling in this service, or are currently enrolled, please note that:

•	We impose no additional charge for electronic delivery, although your Internet provider may charge for Internet access.

•	You must provide a current e-mail address and notify us promptly when your e-mail address changes.

•	You must update any e-mail filters that may prevent you from receiving e-mail notifications from us.

•	You may request a paper copy of the information at any time for no charge, even though you consented to electronic delivery, or if you decide to revoke your consent.

•	For jointly owned contracts, both owners are consenting that the primary owner will receive information electronically. (Only the primary owner will receive e-mail notices.)

•	Electronic delivery will be cancelled if e-mails are returned undeliverable.

•	This consent will remain in effect until you revoke it.

We are not required to deliver this information electronically and may discontinue electronic delivery in whole or in part at any time. If you are currently enrolled in this service, please call (800) 748-6907 if you would like to revoke your consent, wish to receive a paper copy of the information above, or need to update your e-mail address.

Timing of Payments and Transactions

For withdrawals including exchanges under Code Section 1035 and other Qualified transfers, from the Variable Investment Options or for death benefit payments attributable to your Variable Account Value, we will normally send the proceeds within 7 calendar days after your request is effective or after the Notice Date, as the case may be. We will normally effect periodic annuity payments on the day that corresponds to the Annuity Date and will make payment on the following day. Payments or transfers may be suspended for a longer period under certain extraordinary circumstances. These include: a closing of the New York Stock Exchange other than on a regular holiday or weekend; a trading restriction imposed by the SEC; or an emergency declared by the SEC.

Confirmations, Statements and Other Reports to Contract Owners

Confirmations will be sent out for unscheduled Purchase Payments and transfers, loans, loan repayments, unscheduled partial withdrawals, a full withdrawal, optional living benefit rider Automatic or Owner Elected Resets/Step-Ups, and on payment of any death benefit proceeds. Periodically, we will send you a statement that provides certain information pertinent to your Contract. These statements disclose Contract Value, Subaccount values, fees and charges applied to your Contract Value, transactions made and specific Contract data that apply to your Contract. Confirmations of your transactions under the pre-authorized checking plan, dollar cost averaging, earnings sweep, portfolio rebalancing, and pre-authorized withdrawal options will appear on your quarterly account statements. Your fourth-quarter statement will contain annual information about your Contract Value and transactions. You may also access these statements online.

If you suspect an error on a confirmation or quarterly statement, you must notify us in writing as soon as possible to ensure proper accounting to your Contract. When you write, tell us your name, contract number and a description of the suspected error. We assume transactions are accurate unless you notify us otherwise within 30 days of receiving the transaction confirmation or, if the transaction is first confirmed on the quarterly statement, within 30 days of receiving the quarterly statement. All transactions are deemed final and may not be changed after the applicable 30 day period.

You will also be sent an annual report for the Separate Account and the Funds and a list of the securities held in each Portfolio of the Funds, as required by the 1940 Act; or more frequently if required by law.

Contract Owner Mailings. To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of Contract Owner documents (such as the prospectus, supplements, announcements, and each annual and semi-annual report) may be mailed to Contract Owners who share the same household address (Householding). If you are already participating, you may opt out by contacting us. Please allow 30 calendar days for regular delivery to resume. You may also elect to participate in Householding by writing to us. The current documents are available on our website any time or an individual copy of any of these documents may be requested – see the last page of this Prospectus for more information.

Distribution Arrangements

PSD, a broker-dealer and our affiliate, pays various forms of compensation to broker-dealers (including other affiliates) that solicit applications for the Contracts. PSD also may reimburse other expenses associated with the promotion and solicitation of applications for the Contracts. Broker-dealers will receive no commissions from PSD based either on Purchase Payments or on Account Value.

Additional Compensation and Revenue Sharing

To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, selling broker-dealers may receive additional payments in the form of cash, other special compensation or reimbursement of expenses, sometimes called “revenue sharing”. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm’s “due diligence” examination of the contracts, payments for providing conferences or seminars, sales or training programs for invited financial advisors and other employees, payments for travel expenses, including lodging, incurred by financial advisors and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable FINRA rules and other applicable laws and regulations, PSD and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their salespersons may receive prizes such as merchandise, cash, or other awards. Such additional compensation may give us greater access to financial advisors of the broker-dealers that receive such compensation or may otherwise influence the way that a broker-dealer and financial advisor market the Contracts.

These arrangements may not be applicable to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation will not result in any additional direct charge to you by us.

The compensation and other benefits provided by PSD or its affiliates may be more or less than the overall compensation on similar or other products. This may influence your financial advisor or broker-dealer to present this Contract over other investment vehicles available in the marketplace. You may ask your financial advisor about these differing and divergent interests, how he/she is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Contract.

Service Arrangements

We have entered into services agreements with certain Funds, or Fund affiliates, which pay us for administrative and other services, including, but not limited to, certain communications and support services. The fees are based on an annual percentage of average daily net assets of certain Fund portfolios purchased by us at Contract Owner’s instructions. Currently, the fees received do not exceed an annual percentage of 0.30% and each Fund (or Fund affiliate) may not pay the same annual percentage (some may pay significantly less). Because we receive such fees, we may be subject to competing interests in making these Funds available as Investment Options under the Contracts.

AllianceBernstein Investments, Inc. pays us for each AllianceBernstein Variable Products Series Fund, Inc. portfolio (Class B) held by our separate accounts. American Century Services, LLC pays us for each American Century Variable Portfolios, Inc. portfolio (Class II) held by our separate accounts. BlackRock Distributors, Inc. pays us for each BlackRock Variable Series Funds, Inc. portfolio (Class III) held by our separate accounts. Fidelity Distributors Corporation pays us for each Fidelity Variable Insurance Products Fund portfolio (Service Class 2) held by our separate accounts. First Trust Variable Insurance Trust and First Trust Advisors L.P. pay us for each First Trust Variable Insurance Trust portfolio held by our separate accounts. Franklin Templeton Services, LLC pays us for each Franklin Templeton Variable Insurance Products Trust portfolio (Class 4) held by our separate accounts. Invesco Advisers, Inc. and its affiliates pay us for each AIM Variable Insurance Funds (Invesco Variable Insurance Funds) portfolio (Series II) held by our separate accounts. Janus Capital Management LLC, pays us for each Janus Aspen Series portfolio (Service Class) held by our separate accounts. Lord Abbett Series Fund, Inc. pays us for each Lord Abbett Series Fund, Inc. portfolio (Class VC) held by our separate accounts. Massachusetts Financial Services Company pays us for each MFS Variable Insurance Trust portfolio (Service Class) held by our separate accounts. Pacific Investment Management Company LLC pays us for each PIMCO Variable Insurance Trust portfolio (Advisor Class) held by our separate accounts. GE Investments Funds, Inc. pays us for each GE Investments Funds, Inc. portfolio (Class 3) held by our separate accounts. Van Eck Securities Corporation, pays us for each Van Eck VIP Trust portfolio (Class S) held by our separate accounts.

PSD shall pay American Funds Distributors, Inc. at a rate of 0.16% of Purchase Payments up to $1.5 billion, 0.14% on Purchase Payments on the next $1.5 billion and 0.10% on Purchase Payments made in excess, attributable to the Master Funds for certain marketing assistance.

Replacement of Life Insurance or Annuities

The term “replacement” has a special meaning in the life insurance industry and is described more fully below. Before you make your purchase decision, we want you to understand how a replacement may impact your existing plan of insurance.

A policy “replacement” occurs when a new policy or contract is purchased and, in connection with the sale, an existing policy or contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financed purchase. A “financed purchase” occurs when the purchase of a new life insurance policy or annuity contract involves the use of funds obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

There are circumstances in which replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. Accordingly, you should make a careful comparison of the costs and benefits of your existing policy or contract and the proposed policy or contract to determine whether replacement is in your best interest.

Reinstatements

If we are the issuer of a Contract that is being replaced, we will reinstate the original Contract within 60 days of the date of delivery of the replacing contract if the Owner decides to keep the original Contract and:

•	we receive written proof that the replacing contract has been cancelled, including the date of cancellation, and

•	the replacing insurer processes a check and forwards it to us.

The original Contract will be reinstated with its original provisions and the amount of the check will be credited to the Contract on the date that it is received.

Financial Statements

The statements of assets and liabilities of Separate Account A as of December 31, 2012, the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the periods presented are incorporated by reference in the Statement of Additional Information from the Annual Report of Separate Account A dated December 31, 2012. PL&A’s statements of financial condition as of December 31, 2012 and 2011, and the related statements of operations, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2012 are contained in the Statement of Additional Information.

Rule 12h-7 Representation

In reliance on the exemption provided by Rule 12h-7 of the Securities Exchange Act of 1934 (“34 Act”), we do not intend to file periodic reports as required under the 34 Act.

THE GENERAL ACCOUNT

We have contracted with Pacific Life to manage our General Account assets, subject to investment policies, objectives, directions, and guidelines established by our Board. You will not share in the investment experience of General Account assets. Unlike the Separate Account, the General Account is subject to liabilities arising from any of our other business. Any guarantees provided for under the contract or through optional riders are backed by our financial strength and claims-paying ability. You must look to the strength of the insurance company with regard to such guarantees.

TERMS USED IN THIS PROSPECTUS

Some of the terms we’ve used in this Prospectus may be new to you. We’ve identified them in the Prospectus by capitalizing the first letter of each word. You will find an explanation of what they mean below.

If you have any questions, please ask your financial advisor or call us at (800) 748-6907.

Account Value – The amount of your Contract Value allocated to a specified Variable Investment Option.

Annuitant – A person on whose life annuity payments may be determined. An Annuitant’s life may also be used to determine certain increases in death benefits, and to determine the Annuity Date. A Contract may name a single (“sole”) Annuitant or two (“Joint”) Annuitants, and may also name a “Contingent” Annuitant. If you name Joint Annuitants or a Contingent Annuitant, “the Annuitant” means the sole surviving Annuitant, unless otherwise stated.

Annuity Date – The date specified in your Contract, or the date you later elect, if any, for the start of annuity payments if the Annuitant (or Joint Annuitants) is (or are) still living and your Contract is in force; or if earlier, the date that annuity payments actually begin.

Annuity Option – Any one of the income options available for a series of payments after your Annuity Date.

Beneficiary – A person who may have a right to receive the death benefit payable upon the death of the Annuitant or a Contract Owner prior to the Annuity Date, or may have a right to receive remaining guaranteed annuity payments, if any, if the Annuitant dies after the Annuity Date.

Business Day – Any day on which the value of an amount invested in a Variable Investment Option is required to be determined, which currently includes each day that the New York Stock Exchange is open for trading and our administrative offices are open. The New York Stock Exchange and our administrative offices are closed on weekends and on the following holidays: New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, July Fourth, Labor Day, Thanksgiving Day and Christmas Day, and the Friday before New Year’s Day, July Fourth or Christmas Day if that holiday falls on a Saturday, the Monday following New Year’s Day, July Fourth or Christmas Day if that holiday falls on a Sunday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period. In this Prospectus, “day” or “date” means Business Day unless otherwise specified. If any transaction or event called for under a Contract is scheduled to occur on a day that is not a Business Day, such transaction or event will be deemed to occur on the next following Business Day unless otherwise specified. Any systematic pre-authorized transaction scheduled to occur on December 30 or December 31 where that day is not a Business Day will be deemed an order for the last Business Day of the calendar year and will be calculated using the applicable Subaccount Unit Value at the close of that Business Day. Special circumstances such as leap years and months with fewer than 31 days are discussed in the SAI.

Code – The Internal Revenue Code of 1986, as amended.

Contingent Annuitant – A person, if named in your Contract, who will become your sole surviving Annuitant if your existing sole Annuitant (or both Joint Annuitants) should die before your Annuity Date.

Contingent Owner – A person, if named in your Contract, who will succeed to the rights as a Contract Owner of your Contract if all named Contract Owners die before your Annuity Date.

Contract Anniversary – The same date, in each subsequent year, as your Contract Date.

Contract Date – The date we issue your Contract. Contract Years, Contract Anniversaries, Contract Semi-Annual Periods, Contract Quarters and Contract Months are measured from this date.

Contract Debt – As of the end of any given Business Day, the principal amount you have outstanding on any loan under your Contract, plus any accrued and unpaid interest. Loans are only available on certain Qualified Contracts.

Contract Owner, Owner, Policyholder, you, or your – Generally, a person who purchases a Contract and makes the Investments. A Contract Owner has all rights in the Contract, including the right to make withdrawals, designate and change beneficiaries, transfer amounts among Investment Options, and designate an Annuity Option. If your Contract names Joint Owners, both Joint Owners are Contract Owners and share all such rights.

Contract Value – As of the end of any Business Day, the sum of your Variable Account Value, and any Loan Account Value.

Contract Year – A year that starts on the Contract Date or on a Contract Anniversary.

Earnings – As of the end of any Business Day, your Earnings equal your Contract Value less your aggregate Purchase Payments, which are reduced by withdrawals of prior Investments.

Fund – A registered open-end management investment company; collectively refers to Pacific Select Fund, AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios, Inc., BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Fund, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Janus Aspen Series, Lord Abbett Series Fund, MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, and/or Van Eck VIP Trust.

General Account – Our General Account consists of all of our assets other than those assets allocated to Separate Account A or to any of our other separate accounts.

In Proper Form – This is the standard we apply when we determine whether an instruction is satisfactory to us. An instruction (in writing or by other means that we accept (e.g. via telephone or electronic submission)) is considered to be in proper form if it is received at our Service Center in a manner that is satisfactory to us, such that is sufficiently complete and clear so that we do not have to exercise any discretion to follow the instruction, including any information and supporting legal documentation necessary to effect the transaction. Any forms that we provide will identify any necessary supporting documentation. We may, in our sole discretion, determine whether any particular transaction request is in proper form, and we reserve the right to change or waive any in proper form requirements at any time.

Investment (“Purchase Payment”) – An amount paid to us by or on behalf of a Contract Owner as consideration for the benefits provided under the Contract.

Investment Option – A Subaccount or any other Investment Option added to the Contract by Rider or Endorsement.

Joint Annuitant – If your Contract is a Non-Qualified Contract, you may name two Annuitants, called “Joint Annuitants,” in your application for your Contract. Special restrictions apply for Qualified Contracts.

Loan Account – The account in which the amount equal to the principal amount of a loan and any interest accrued is held to secure any Contract Debt.

Loan Account Value – The amount, including any interest accrued, held in the Loan Account to secure any Contract Debt.

Net Contract Value – Your Contract Value less Contract Debt.

Non-Natural Owner – A corporation, trust or other entity that is not a (natural) person.

Non-Qualified Contract – A Contract other than a Qualified Contract.

Policyholder – The Contract Owner.

Portfolio – A separate portfolio of a Fund in which a Subaccount invests its assets.

Primary Annuitant – The individual that is named in your Contract, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

Purchase Payment (“Investment”) – An amount paid to us by or on behalf of a Contract Owner as consideration for the benefits provided under the Contract.

Qualified Contract – A Contract that qualifies under the Code as an individual retirement annuity or account (IRA), or form thereof, or a Contract purchased by a Qualified Plan, qualifying for special tax treatment under the Code.

Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401, 403, 408 or 408A of the Code.

SEC – Securities and Exchange Commission.

Separate Account A (the “Separate Account”) – A separate account of ours registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).

Subaccount – An investment division of the Separate Account. Each Subaccount invests its assets in shares of a corresponding Portfolio.

Subaccount Annuity Unit – Subaccount Annuity Units (or “Annuity Units”) are used to measure variation in variable annuity payments. To the extent you elect to convert all or some of your Contract Value into variable annuity payments, the amount of each annuity payment (after the first payment) will vary with the value and number of Annuity Units in each Subaccount attributed to any variable annuity payments. At annuitization (after any applicable premium taxes and/or other taxes are paid), the amount annuitized to a variable annuity determines the amount of your first variable annuity payment and the number of Annuity Units credited to your annuity in each Subaccount. The value of Subaccount Annuity Units, like the value of Subaccount Units, is expected to fluctuate daily, as described in the definition of Unit Value.

Subaccount Unit – Before your Annuity Date, each time you allocate an amount to a Subaccount, your Contract is credited with a number of Subaccount Units in that Subaccount. These Units are used for accounting purposes to measure your Account Value in that Subaccount. The value of Subaccount Units is expected to fluctuate daily, as described in the definition of Unit Value.

Unit Value – The value of a Subaccount Unit (“Subaccount Unit Value”) or Subaccount Annuity Unit (“Subaccount Annuity Unit Value”). Unit Value of any Subaccount is subject to change on any Business Day in much the same way that the value of a mutual fund share changes each day. The fluctuations in value reflect the investment results, expenses of and charges against the Portfolio in which the Subaccount invests its assets. Fluctuations also reflect charges against the Separate Account. Changes in Subaccount Annuity Unit Values also reflect an additional factor that adjusts Subaccount Annuity Unit Values to offset our Annuity Option Table’s implicit assumption of an annual investment return of 4%. The effect of this assumed investment return is explained in detail in the SAI. Unit Value of a Subaccount Unit or Subaccount Annuity Unit on any Business Day is measured as of the close of the New York Stock Exchange on that Business Day, which usually closes at 4:00 p.m., Eastern time, although it occasionally closes earlier.

Variable Account Value – The aggregate amount of your Contract Value allocated to all Subaccounts.

Variable Investment Option – A Subaccount (also called a Variable Account).

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

PERFORMANCE
Total Returns
Yields
Performance Comparisons and Benchmarks
Power of Tax Deferral
DISTRIBUTION OF THE CONTRACTS
Pacific Select Distributors, Inc. (PSD)
THE CONTRACTS AND THE SEPARATE ACCOUNT
Calculating Subaccount Unit Values
Variable Annuity Payment Amounts
Redemptions of Remaining Guaranteed Variable Payments Under Options 2 and 4
Corresponding Dates
Age and Sex of Annuitant
Systematic Transfer Programs
Pre-Authorized Withdrawals
More on Federal Tax Issues
Safekeeping of Assets
FINANCIAL STATEMENTS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND INDEPENDENT AUDITORS

You can receive a copy of the Pacific Odyssey SAI without charge by calling (800) 748-6907 or you can visit our website at www.pacificlife.com to download a copy.

APPENDIX A:

COREINCOME ADVANTAGE 4 SELECT (SINGLE AND JOINT)
SAMPLE CALCULATIONS

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

The examples apply to CoreIncome Advantage 4 Select (Single) and (Joint) unless otherwise noted below.

Example #1 – Setting of Initial Values.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Every Designated Life is 64 years old.

				Protected	Protected
	Purchase		Contract	Payment	Payment
	Payment	Withdrawal	Value	Base	Amount

Rider Effective Date	$100,000		$100,000	$100,000	$4,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000

•	Protected Payment Amount = 4% of Protected Payment Base = $4,000

Example #2 – Subsequent Purchase Payment.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Every Designated Life is 64 years old.

•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

•	No withdrawals taken.

•	Automatic Reset at Beginning of Contract Year 2.

•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected
	Purchase		Contract	Payment	Payment
	Payment	Withdrawal	Value	Base	Amount

Rider Effective Date	$100,000		$100,000	$100,000	$4,000

Activity	$100,000		$200,000	$200,000	$8,000

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$8,000

Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$8,280

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base is increased by the Purchase Payment amount to $200,000 ($100,000 + $100,000). The Protected Payment Amount after the Purchase Payment is equal to $8,000 (4% of the Protected Payment Base after the Purchase Payment).

An automatic reset takes place at Year 2 Contract Anniversary, since the Contract Value ($207,000) is higher than the Protected Payment Base ($200,000). This resets the Protected Payment Base to $207,000 and the Protected Payment Amount to $8,280 (4% × $207,000).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 – Withdrawal Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Every Designated Life is 64 years old.

•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

•	A withdrawal equal to or less than the Protected Payment Amount is taken during Contract Year 2.

•	Contract Value immediately before withdrawal = $221,490.

•	Automatic Resets at Beginning of Contract Years 2 and 3.

•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected
	Purchase		Contract	Payment	Payment
	Payment	Withdrawal	Value	Base	Amount

Rider Effective Date	$100,000		$100,000	$100,000	$4,000

Activity	$100,000		$200,000	$200,000	$8,000

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$8,000

Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$8,280

Activity		$5,000	$216,490 (after $5,000 withdrawal)	$207,000	$3,280

Year 3 Contract Anniversary	(Prior to Automatic Reset)		$216,490	$207,000	$8,280

Year 3 Contract Anniversary	(After Automatic Reset)		$216,490	$216,490	$8,660

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

An automatic reset takes place at Year 2 Contract Anniversary, since the Contract Value ($207,000) is higher than the Protected Payment Base ($200,000). This reset increases the Protected Payment Base to $207,000 and the Protected Payment Amount to $8,280 (4% × $207,000).

Because the $5,000 withdrawal during Contract Year 2 did not exceed the $8,280 Protected Payment Amount immediately prior to the withdrawal, the Protected Payment Base remains unchanged.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 3 Contract Anniversary – Prior to Automatic Reset), an automatic reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 3 Contract Anniversary – After Automatic Reset). As a result, the Protected Payment Amount after the automatic reset at the Year 3 Contract Anniversary is equal to $8,660 (4% of the reset Protected Payment Base).

Example #4 – Withdrawal Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Every Designated Life is 64 years old.

•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

•	A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.

•	Contract Value immediately before withdrawal = $195,000.

•	Automatic Resets at Beginning of Contract Years 2 and 3.

•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected
	Purchase		Contract	Payment	Payment
	Payment	Withdrawal	Value	Base	Amount

Rider Effective Date	$100,000		$100,000	$100,000	$4,000

Activity	$100,000		$200,000	$200,000	$8,000

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$8,000

Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$8,280

Activity		$30,000	$165,000 (after $30,000 withdrawal)	$182,926	$0

Year 3 Contract Anniversary	(Prior to Automatic Reset)		$192,000	$182,926	$7,317

Year 3 Contract Anniversary	(After Automatic Reset)		$192,000	$192,000	$7,680

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $30,000 withdrawal during Contract Year 2 exceeds the $8,280 Protected Payment Amount immediately prior to the withdrawal, the Protected Payment Base immediately after the withdrawal will be reduced based on the following calculation:

First, determine the excess withdrawal amount, which is the total withdrawal amount less the Protected Payment Amount: $30,000 − $8,280 = $21,720.

Second, determine the reduction percentage by dividing the excess withdrawal amount computed above by the difference between the Contract Value and the Protected Payment Amount immediately before the withdrawal: $21,720 ÷ ($195,000 − $8,280) = 0.1163 or 11.63%.

Third, determine the new Protected Payment Base by reducing the Protected Payment Base immediately prior to the withdrawal by the percentage computed above: $207,000 − ($207,000 × 11.63%) = $182,926.

The Protected Payment Amount immediately after the withdrawal is equal to $0. This amount is determined by multiplying the Protected Payment Base before the withdrawal by 4% and then subtracting all of the withdrawals made during that Contract Year: (4% × $207,000) − $30,000 = -$21,720 or $0, since the Protected Payment Amount can’t be less than zero.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary, an automatic reset occurs that increases the Protected Payment Base to an amount equal to 100% of the Contract Value on that date. (Compare the balances at Year 3 Contract Anniversary Prior to and After Automatic Reset).

Example #5 – Early Withdrawal.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Every Designated Life is 56 1/2 years old.

•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

•	A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.

•	Contract Value immediately before withdrawal = $221,490.

•	Automatic Resets at Beginning of Contract Years 2, 3 and 4.

•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected
	Purchase		Contract	Payment	Payment
	Payment	Withdrawal	Value	Base	Amount

Rider Effective Date	$100,000		$100,000	$100,000	$0

Activity	$100,000		$200,000	$200,000	$0

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$0

Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$0

Activity		$25,000	$196,490 (after $25,000 withdrawal)	$182,000	$0

Year 3 Contract Anniversary	(Prior to Automatic Reset)		$196,490	$182,000	$0

Year 3 Contract Anniversary	(After Automatic Reset)		$196,490	$196,490	$0

Year 4 Contract Anniversary	(Prior to Automatic Reset)		$205,000	$196,490	$0

Year 4 Contract Anniversary	(After Automatic Reset)		$205,000	$205,000	$8,200

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $25,000 withdrawal during Contract Year 2 exceeds the $0 Protected Payment Amount immediately prior to the withdrawal, the Protected Payment Base immediately after the withdrawal will be reduced based on the following calculation:

First, determine the early withdrawal amount. The early withdrawal amount is the total withdrawal amount of $25,000.

Second, determine the reduction percentage by dividing the early withdrawal amount determined by the Contract Value prior to the withdrawal: $25,000 ÷ $221,490 = 0.1129 or 11.29%.

Third, determine the new Protected Payment Base by reducing the Protected Payment Base immediately prior to the withdrawal by the greater of (a) the total withdrawal amount ($25,000) and (b) the reduction percentage ($207,000 × 11.29%) = $23,370. Since $25,000 is greater than $23,370, the new Protected Payment Base is computed by subtracting $25,000 from the prior Protected Payment Base: $207,000 − $25,000 = $182,000.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary, an Automatic Reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (compare balances at Year 3 Contract Anniversary – Prior to and After Automatic Reset). The Protected Payment Amount remains at $0 since the Designated Life has not reached age 59 1/2.

At Year 4 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary, an Automatic Reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (compare balances at Year 4 Contract Anniversary – Prior to and After Automatic Reset). The Protected Payment Amount is set to $8,200 (4% × $205,000) since the Designated Life reached age 59 1/2.

Example #6 – RMD Withdrawals.

This is an example of the effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

			Annual	Protected	Protected
Activity	RMD	Non-RMD	RMD	Payment	Payment
Date	Withdrawal	Withdrawal	Amount	Base	Amount

05/01/2006				$100,000	$4,000
Contract Anniversary

01/01/2007			$7,500

03/15/2007	$1,875			$100,000	$2,125

05/01/2007				$100,000	$4,000
Contract Anniversary

06/15/2007	$1,875			$100,000	$2,125

09/15/2007	$1,875			$100,000	$250

12/15/2007	$1,875			$100,000	$0

01/01/2008			$8,000

03/15/2008	$2,000			$100,000	$0

05/01/2008				$100,000	$4,000
Contract Anniversary

Since the RMD Amount for 2008 increases to $8,000, the quarterly withdrawals of the RMD Amount increase to $2,000, as shown by the RMD Withdrawal on March 15, 2008. Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. In addition, each contract year the Protected Payment Amount is reduced by the amount of each withdrawal until the Protected Payment Amount is zero.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

			Annual	Protected	Protected
Activity	RMD	Non-RMD	RMD	Payment	Payment
Date	Withdrawal	Withdrawal	Amount	Base	Amount

05/01/2006			$0	$100,000	$4,000
Contract Anniversary

01/01/2007			$7,500

03/15/2007	$1,875			$100,000	$2,125

04/01/2007		$2,000		$100,000	$125

05/01/2007				$100,000	$4,000
Contract Anniversary

06/15/2007	$1,875			$100,000	$2,125

09/15/2007	$1,875			$100,000	$250

11/15/2007		$4,000		$95,820	$0

On 3/15/07 there was an RMD Withdrawal of $1,875 and on 4/1/07 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/06 through 4/30/07) did not exceed the Protected Payment Amount of $4,000 there was no adjustment to the Protected Payment Base. On 5/1/07, the Protected Payment Amount was re-calculated (4% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/07, there was a non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($4,000). As the withdrawal exceeded the Protected Payment Amount immediately prior to the withdrawal ($250), and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $95,820.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $90,000
•	Protected Payment Base = $100,000
•	Protected Payment Amount = $250

A withdrawal of $4,000 was taken, which exceeds the Protected Payment Amount of $250. The Protected Payment Base will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $3,750 (total withdrawal amount − Protected Payment Amount; $4,000 − $250 = $3,750).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount); the calculation is based on the Contract Value and the Protected Payment Amount values immediately before the excess withdrawal. Numerically, the ratio is 4.18% ($3,750 ÷ ($90,000 − $250); $3,750 ÷ $89,750 = 0.0418 or 4.18%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $95,820 (Protected Payment Base × (1 − ratio); $100,000 × (1 − 4.18%); $100,000 × 95.82% = $95,820).

Example #7 – Lifetime Income.

This example applies to CoreIncome Advantage 4 Select (Single) only.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Every Designated Life is 64 years old.

•	No subsequent Purchase Payments are received.

•	Withdrawals, each equal to 4% of the Protected Payment Base are taken each Contract Year.

•	No Automatic Reset is assumed during the life of the Rider.

•	Death occurs during Contract Year 26 after the $4,000 withdrawal was made.

			Protected	Protected
Contract		End of Year	Payment	Payment
Year	Withdrawal	Contract Value	Base	Amount

1	$4,000	$96,489	$100,000	$4,000

2	$4,000	$92,410	$100,000	$4,000

3	$4,000	$88,543	$100,000	$4,000

4	$4,000	$84,627	$100,000	$4,000

5	$4,000	$80,662	$100,000	$4,000

6	$4,000	$76,648	$100,000	$4,000

7	$4,000	$72,583	$100,000	$4,000

8	$4,000	$68,467	$100,000	$4,000

9	$4,000	$64,299	$100,000	$4,000

10	$4,000	$60,078	$100,000	$4,000

11	$4,000	$55,805	$100,000	$4,000

12	$4,000	$51,478	$100,000	$4,000

13	$4,000	$47,096	$100,000	$4,000

14	$4,000	$42,660	$100,000	$4,000

15	$4,000	$38,168	$100,000	$4,000

16	$4,000	$33,619	$100,000	$4,000

17	$4,000	$29,013	$100,000	$4,000

18	$4,000	$24,349	$100,000	$4,000

19	$4,000	$19,626	$100,000	$4,000

20	$4,000	$14,844	$100,000	$4,000

21	$4,000	$10,002	$100,000	$4,000

22	$4,000	$5,099	$100,000	$4,000

23	$4,000	$0	$100,000	$4,000

24	$4,000	$0	$100,000	$4,000

25	$4,000	$0	$100,000	$4,000

26	$4,000	$0	$100,000	$4,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000

•	Protected Payment Amount = 4% of Protected Payment Base = $4,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($4,000), the Protected Payment Base remains unchanged.

Withdrawals of 4% of the Protected Payment Base will continue to be paid each year (even after the Contract Value has been reduced to zero) until the date of death of the Designated Life or when a death benefit becomes payable under the Contract.

Example #8 – Lifetime Income.

This example applies to CoreIncome Advantage 4 Select (Joint) only.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	All Designated Lives are 64 years old.

•	No subsequent Purchase Payments are received.

•	Withdrawals, each equal to 4% of the Protected Payment Base are taken each Contract Year.

•	No Automatic Reset is assumed during the life of the Rider.

•	All Designated Lives remain eligible for lifetime income benefits while the Rider is in effect.

•	Surviving Spouse continues Contract upon the death of the first Designated Life.

•	Surviving Spouse dies during Contract Year 26 after the $4,000 withdrawal was made.

			Protected	Protected
Contract		End of Year	Payment	Payment
Year	Withdrawal	Contract Value	Base	Amount

1	$4,000	$96,489	$100,000	$4,000

2	$4,000	$92,410	$100,000	$4,000

3	$4,000	$88,543	$100,000	$4,000

4	$4,000	$84,627	$100,000	$4,000

5	$4,000	$80,662	$100,000	$4,000

6	$4,000	$76,648	$100,000	$4,000

7	$4,000	$72,583	$100,000	$4,000

8	$4,000	$68,467	$100,000	$4,000

9	$4,000	$64,299	$100,000	$4,000

10	$4,000	$60,078	$100,000	$4,000

11	$4,000	$55,805	$100,000	$4,000

12	$4,000	$51,478	$100,000	$4,000

13	$4,000	$47,096	$100,000	$4,000

Activity (Death of first Designated Life) 14	$4,000	$42,660	$100,000	$4,000

15	$4,000	$38,168	$100,000	$4,000

16	$4,000	$33,619	$100,000	$4,000

17	$4,000	$29,013	$100,000	$4,000

18	$4,000	$24,349	$100,000	$4,000

19	$4,000	$19,626	$100,000	$4,000

20	$4,000	$14,844	$100,000	$4,000

21	$4,000	$10,002	$100,000	$4,000

22	$4,000	$5,099	$100,000	$4,000

23	$4,000	$0	$100,000	$4,000

24	$4,000	$0	$100,000	$4,000

25	$4,000	$0	$100,000	$4,000

26	$4,000	$0	$100,000	$4,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 4% of Protected Payment Base = $4,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($4,000), the Protected Payment Base remains unchanged.

During Contract Year 13, the death of the first Designated Life occurred. Withdrawals of the Protected Payment Amount (4% of the Protected Payment Base) will continue to be paid each year (even after the Contract Value was reduced to zero) until the Rider terminates.

If there was a change in Owner, Beneficiary or marital status prior to the death of the first Designated Life that resulted in the surviving Designated Life (spouse) to become ineligible for lifetime income benefits, then the lifetime income benefits under the Rider would not continue for the surviving Designated Life and the Rider would terminate upon the death of the first Designated Life.

APPENDIX B:

COREINCOME ADVANTAGE SELECT (SINGLE)
SAMPLE CALCULATIONS

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

Example #1 – Setting of Initial Values.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Every Designated Life is 65 years old.

				Protected	Protected
	Purchase		Contract	Payment	Payment
	Payment	Withdrawal	Value	Base	Amount

Rider Effective Date	$100,000		$100,000	$100,000	$5,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000

•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Example #2 – Subsequent Purchase Payment.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Every Designated Life is 65 years old.

•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

•	No withdrawals taken.

•	Automatic Reset at Beginning of Contract Year 2.

•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected
	Purchase		Contract	Payment	Payment
	Payment	Withdrawal	Value	Base	Amount

Rider Effective Date	$100,000		$100,000	$100,000	$5,000

Activity	$100,000		$200,000	$200,000	$10,000

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$10,000

Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$10,350

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base is increased by the Purchase Payment amount to $200,000 ($100,000 + $100,000). The Protected Payment Amount after the Purchase Payment is equal to $10,000 (5% of the Protected Payment Base after the Purchase Payment).

An automatic reset takes place at Year 2 Contract Anniversary, since the Contract Value ($207,000) is higher than the Protected Payment Base ($200,000). This resets the Protected Payment Base to $207,000 and the Protected Payment Amount to $10,350 (5% × $207,000).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 – Withdrawal Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Every Designated Life is 65 years old.

•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

•	A withdrawal lower than the Protected Payment Amount is taken during Contract Year 2.

•	Contract Value immediately before withdrawal = $221,490.

•	Automatic Resets at Beginning of Contract Years 2 and 3.

•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected
	Purchase		Contract	Payment	Payment
	Payment	Withdrawal	Value	Base	Amount

Rider Effective Date	$100,000		$100,000	$100,000	$5,000

Activity	$100,000		$200,000	$200,000	$10,000

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$10,000

Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$10,350

Activity		$5,000	$216,490 (after $5,000 withdrawal)	$207,000	$5,350

Year 3 Contract Anniversary	(Prior to Automatic Reset)		$216,490	$207,000	$10,350

Year 3 Contract Anniversary	(After Automatic Reset)		$216,490	$216,490	$10,825

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

An automatic reset takes place at Year 2 Contract Anniversary, since the Contract Value ($207,000) is higher than the Protected Payment Base ($200,000). This reset increases the Protected Payment Base to $207,000 and the Protected Payment Amount to $10,350 (5% × $207,000).

Because the $5,000 withdrawal during Contract Year 2 did not exceed the $10,350 Protected Payment Amount immediately prior to the withdrawal, the Protected Payment Base remains unchanged.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 3 Contract Anniversary – Prior to Automatic Reset), an automatic reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 3 Contract Anniversary – After Automatic Reset). As a result, the Protected Payment Amount after the automatic reset at the Year 3 Contract Anniversary is equal to $10,825 (5% of the reset Protected Payment Base).

Example #4 – Withdrawal Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Every Designated Life is 65 years old.

•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

•	A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.

•	Contract Value immediately before withdrawal = $195,000.

•	Automatic Resets at Beginning of Contract Years 2 and 3.

•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected
	Purchase		Contract	Payment	Payment
	Payment	Withdrawal	Value	Base	Amount

Rider Effective Date	$100,000		$100,000	$100,000	$5,000

Activity	$100,000		$200,000	$200,000	$10,000

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$10,000

Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$10,350

Activity		$30,000	$165,000 (after $30,000 withdrawal)	$184,975	$0

Year 3 Contract Anniversary	(Prior to Automatic Reset)		$192,000	$184,975	$9,249

Year 3 Contract Anniversary	(After Automatic Reset)		$192,000	$192,000	$9,600

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $30,000 withdrawal during Contract Year 2 exceeds the $10,350 Protected Payment Amount immediately prior to the withdrawal, the Protected Payment Base immediately after the withdrawal will be reduced based on the following calculation:

First, determine the excess withdrawal amount, which is the total withdrawal amount less the Protected Payment Amount: $30,000 − $10,350 = $19,650.

Second, determine the reduction percentage by dividing the excess withdrawal amount computed above by the difference between the Contract Value and the Protected Payment Amount immediately before the withdrawal: $19,650 ÷ ($195,000 − $10,350) = 0.1064 or 10.64%.

Third, determine the new Protected Payment Base by reducing the Protected Payment Base immediately prior to the withdrawal by the percentage computed above: $207,000 − ($207,000 × 10.64%) = $184,975.

The Protected Payment Amount immediately after the withdrawal is equal to $0. This amount is determined by multiplying the Protected Payment Base before the withdrawal by 5% and then subtracting all of the withdrawals made during that Contract Year: (5% × $207,000) − $30,000 = -$19,650 or $0, since the Protected Payment Amount can’t be less than zero.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary, an automatic reset occurs that increases the Protected Payment Base to an amount equal to 100% of the Contract Value on that date. (Compare the balances at Year 3 Contract Anniversary Prior to and After Automatic Reset).

Example #5 – Early Withdrawal.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Every Designated Life is 62 years old.

•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

•	A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.

•	Contract Value immediately before withdrawal = $221,490.

•	Automatic Resets at Beginning of Contract Years 2, 3 and 4.

•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected
	Purchase		Contract	Payment	Payment
	Payment	Withdrawal	Value	Base	Amount

Rider Effective Date	$100,000		$100,000	$100,000	$0

Activity	$100,000		$200,000	$200,000	$0

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$0

Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$0

Activity		$25,000	$196,490 (after $25,000 withdrawal)	$182,000	$0

Year 3 Contract Anniversary	(Prior to Automatic Reset)		$196,490	$182,000	$0

Year 3 Contract Anniversary	(After Automatic Reset)		$196,490	$196,490	$0

Year 4 Contract Anniversary	(Prior to Automatic Reset)		$205,000	$196,490	$0

Year 4 Contract Anniversary	(After Automatic Reset)		$205,000	$205,000	$10,250

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $25,000 withdrawal during Contract Year 2 exceeds the $0 Protected Payment Amount immediately prior to the withdrawal, the Protected Payment Base immediately after the withdrawal will be reduced based on the following calculation:

First, determine the early withdrawal amount. The early withdrawal amount is the total withdrawal amount of $25,000.

Second, determine the reduction percentage by dividing the early withdrawal amount determined by the Contract Value prior to the withdrawal: $25,000 ÷ $221,490 = 0.1129 or 11.29%.

Third, determine the new Protected Payment Base by reducing the Protected Payment Base immediately prior to the withdrawal by the greater of (a) the total withdrawal amount ($25,000) and (b) the reduction percentage ($207,000 × 11.29%) = $23,370. Since $25,000 is greater than $23,370, the new Protected Payment Base is computed by subtracting $25,000 from the prior Protected Payment Base: $207,000 − $25,000 = $182,000.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary, an Automatic Reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (compare balances at Year 3 Contract Anniversary – Prior to and After Automatic Reset). The Protected Payment Amount remains at $0 since the Designated Life has not reached age 65.

At Year 4 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary, an Automatic Reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (compare balances at Year 4 Contract Anniversary – Prior to and After Automatic Reset). The Protected Payment Amount is set to $10,250 (5% × $205,000) since the Designated Life reached age 65.

Example #6 – RMD Withdrawals.

This is an example of the effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

			Annual	Protected	Protected
Activity	RMD	Non-RMD	RMD	Payment	Payment
Date	Withdrawal	Withdrawal	Amount	Base	Amount

05/01/2006				$100,000	$5,000
Contract Anniversary

01/01/2007			$7,500

03/15/2007	$1,875			$100,000	$3,125

05/01/2007				$100,000	$5,000
Contract Anniversary

06/15/2007	$1,875			$100,000	$3,125

09/15/2007	$1,875			$100,000	$1,250

12/15/2007	$1,875			$100,000	$0

01/01/2008			$8,000

03/15/2008	$2,000			$100,000	$0

05/01/2008				$100,000	$5,000
Contract Anniversary

Since the RMD Amount for 2008 increases to $8,000, the quarterly withdrawals of the RMD Amount increase to $2,000, as shown by the RMD Withdrawal on March 15, 2008. Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. In addition, each contract year the Protected Payment Amount is reduced by the amount of each withdrawal until the Protected Payment Amount is zero.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

			Annual	Protected	Protected
Activity	RMD	Non-RMD	RMD	Payment	Payment
Date	Withdrawal	Withdrawal	Amount	Base	Amount

05/01/2006			$0	$100,000	$5,000
Contract Anniversary

01/01/2007			$7,500

03/15/2007	$1,875			$100,000	$3,125

04/01/2007		$2,000		$100,000	$1,125

05/01/2007				$100,000	$5,000
Contract Anniversary

06/15/2007	$1,875			$100,000	$3,125

09/15/2007	$1,875			$100,000	$1,250

11/15/2007		$4,000		$96,900	$0

On 3/15/07 there was an RMD Withdrawal of $1,875 and on 4/1/07 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/06 through 4/30/07) did not exceed the Protected Payment Amount of $5,000 there was no adjustment to the Protected Payment Base. On 5/1/07, the Protected Payment Amount was re-calculated (5% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/07, there was a non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($5,000). As the withdrawal exceeded the Protected Payment Amount immediately prior to the withdrawal ($1,250), and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $96,900.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $90,000
•	Protected Payment Base = $100,000
•	Protected Payment Amount = $1,250

A withdrawal of $4,000 was taken, which exceeds the Protected Payment Amount of $1,250. The Protected Payment Base will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $2,750 (total withdrawal amount − Protected Payment Amount; $4,000 − $1,250 = $2,750).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount); the calculation is based on the Contract Value and the Protected Payment Amount values immediately before the excess withdrawal. Numerically, the ratio is 3.10% ($2,750 ÷ ($90,000 − $1,250); $2,750 ÷ $88,750 = 0.0310 or 3.10%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $96,900 (Protected Payment Base × (1 − ratio); $100,000 × (1 − 3.10%); $100,000 × 96.90% = $96,900).

Example #7 – Lifetime Income.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Every Designated Life is 65 years old.

•	No subsequent Purchase Payments are received.

•	Withdrawals, each equal to 5% of the Protected Payment Base are taken each Contract Year.

•	No Automatic Reset is assumed during the life of the Rider.

•	Death occurred during Contract Year 26 after the $5,000 withdrawal was made.

			Protected	Protected
Contract		End of Year	Payment	Payment
Year	Withdrawal	Contract Value	Base	Amount

1	$5,000	$96,489	$100,000	$5,000

2	$5,000	$92,410	$100,000	$5,000

3	$5,000	$88,543	$100,000	$5,000

4	$5,000	$84,627	$100,000	$5,000

5	$5,000	$80,662	$100,000	$5,000

6	$5,000	$76,648	$100,000	$5,000

7	$5,000	$72,583	$100,000	$5,000

8	$5,000	$68,467	$100,000	$5,000

9	$5,000	$64,299	$100,000	$5,000

10	$5,000	$60,078	$100,000	$5,000

11	$5,000	$55,805	$100,000	$5,000

12	$5,000	$51,478	$100,000	$5,000

13	$5,000	$47,096	$100,000	$5,000

14	$5,000	$42,660	$100,000	$5,000

15	$5,000	$38,168	$100,000	$5,000

16	$5,000	$33,619	$100,000	$5,000

17	$5,000	$29,013	$100,000	$5,000

18	$5,000	$24,349	$100,000	$5,000

19	$5,000	$19,626	$100,000	$5,000

20	$5,000	$14,844	$100,000	$5,000

21	$5,000	$10,002	$100,000	$5,000

22	$5,000	$5,099	$100,000	$5,000

23	$5,000	$0	$100,000	$5,000

24	$5,000	$0	$100,000	$5,000

25	$5,000	$0	$100,000	$5,000

26	$5,000	$0	$100,000	$5,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000

•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($5,000), the Protected Payment Base remains unchanged.

Withdrawals of 5% of the Protected Payment Base will continue to be paid each year (even after the Contract Value has been reduced to zero) until the date of death of the Designated Life or when a death benefit becomes payable under the Contract.

APPENDIX C:

COREINCOME ADVANTAGE SELECT (JOINT)
SAMPLE CALCULATIONS

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

Example #1 – Setting of Initial Values.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Every Designated Life is 65 years old.

				Protected	Protected
	Purchase		Contract	Payment	Payment
	Payment	Withdrawal	Value	Base	Amount

Rider Effective Date	$100,000		$100,000	$100,000	$4,500

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000

•	Protected Payment Amount = 4.5% of Protected Payment Base = $4,500

Example #2 – Subsequent Purchase Payment.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Every Designated Life is 65 years old.

•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

•	No withdrawals taken.

•	Automatic Reset at Beginning of Contract Year 2.

•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected
	Purchase		Contract	Payment	Payment
	Payment	Withdrawal	Value	Base	Amount

Rider Effective Date	$100,000		$100,000	$100,000	$4,500

Activity	$100,000		$200,000	$200,000	$9,000

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$9,000

Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$9,315

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base is increased by the Purchase Payment amount to $200,000 ($100,000 + $100,000). The Protected Payment Amount after the Purchase Payment is equal to $9,000 (4.5% of the Protected Payment Base after the Purchase Payment).

An automatic reset takes place at Year 2 Contract Anniversary, since the Contract Value ($207,000) is higher than the Protected Payment Base ($200,000). This resets the Protected Payment Base to $207,000 and the Protected Payment Amount to $9,315 (4.5% × $207,000).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 – Withdrawal Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Every Designated Life is 65 years old.

•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

•	A withdrawal lower than the Protected Payment Amount is taken during Contract Year 2.

•	Contract Value immediately before withdrawal = $221,490.

•	Automatic Resets at Beginning of Contract Years 2 and 3.

•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected
	Purchase		Contract	Payment	Payment
	Payment	Withdrawal	Value	Base	Amount

Rider Effective Date	$100,000		$100,000	$100,000	$4,500

Activity	$100,000		$200,000	$200,000	$9,000

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$9,000

Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$9,315

Activity		$5,000	$216,490 (after $5,000 withdrawal)	$207,000	$4,315

Year 3 Contract Anniversary	(Prior to Automatic Reset)		$216,490	$207,000	$9,315

Year 3 Contract Anniversary	(After Automatic Reset)		$216,490	$216,490	$9,742

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

An automatic reset takes place at Year 2 Contract Anniversary, since the Contract Value ($207,000) is higher than the Protected Payment Base ($200,000). This reset increases the Protected Payment Base to $207,000 and the Protected Payment Amount to $9,315 (4.5% × $207,000).

Because the $5,000 withdrawal during Contract Year 2 did not exceed the $9,315 Protected Payment Amount immediately prior to the withdrawal, the Protected Payment Base remains unchanged.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 3 Contract Anniversary – Prior to Automatic Reset), an automatic reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 3 Contract Anniversary – After Automatic Reset). As a result, the Protected Payment Amount after the automatic reset at the Year 3 Contract Anniversary is equal to $9,742 (4.5% of the reset Protected Payment Base).

Example #4 – Withdrawal Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Every Designated Life is 65 years old.

•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

•	A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.

•	Contract Value immediately before withdrawal = $195,000.

•	Automatic Resets at Beginning of Contract Years 2 and 3.

•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected
	Purchase		Contract	Payment	Payment
	Payment	Withdrawal	Value	Base	Amount

Rider Effective Date	$100,000		$100,000	$100,000	$4,500

Activity	$100,000		$200,000	$200,000	$9,000

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$9,000

Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$9,315

Activity		$30,000	$165,000 (after $30,000 withdrawal)	$183,940	$0

Year 3 Contract Anniversary	(Prior to Automatic Reset)		$192,000	$183,940	$8,277

Year 3 Contract Anniversary	(After Automatic Reset)		$192,000	$192,000	$8,640

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $30,000 withdrawal during Contract Year 2 exceeds the $9,315 Protected Payment Amount immediately prior to the withdrawal, the Protected Payment Base immediately after the withdrawal will be reduced based on the following calculation:

First, determine the excess withdrawal amount, which is the total withdrawal amount less the Protected Payment Amount: $30,000 − $9,315 = $20,685.

Second, determine the reduction percentage by dividing the excess withdrawal amount computed above by the difference between the Contract Value and the Protected Payment Amount immediately before the withdrawal: $20,685 ÷ ($195,000 − $9,315) = 0.1114 or 11.14%.

Third, determine the new Protected Payment Base by reducing the Protected Payment Base immediately prior to the withdrawal by the percentage computed above: $207,000 − ($207,000 × 11.14%) = $183,940.

The Protected Payment Amount immediately after the withdrawal is equal to $0. This amount is determined by multiplying the Protected Payment Base before the withdrawal by 4.5% and then subtracting all of the withdrawals made during that Contract Year: (4.5% × $207,000) − $30,000 = -$20,685 or $0, since the Protected Payment Amount can’t be less than zero.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary, an automatic reset occurs that increases the Protected Payment Base to an amount equal to 100% of the Contract Value on that date. (Compare the balances at Year 3 Contract Anniversary Prior to and After Automatic Reset).

Example #5 – Early Withdrawal.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Every Designated Life is 62 years old.

•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

•	A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.

•	Contract Value immediately before withdrawal = $221,490.

•	Automatic Resets at Beginning of Contract Years 2, 3 and 4.

•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected
	Purchase		Contract	Payment	Payment
	Payment	Withdrawal	Value	Base	Amount

Rider Effective Date	$100,000		$100,000	$100,000	$0

Activity	$100,000		$200,000	$200,000	$0

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$0

Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$0

Activity		$25,000	$196,490 (after $25,000 withdrawal)	$182,000	$0

Year 3 Contract Anniversary	(Prior to Automatic Reset)		$196,490	$182,000	$0

Year 3 Contract Anniversary	(After Automatic Reset)		$196,490	$196,490	$0

Year 4 Contract Anniversary	(Prior to Automatic Reset)		$205,000	$196,490	$0

Year 4 Contract Anniversary	(After Automatic Reset)		$205,000	$205,000	$9,225

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $25,000 withdrawal during Contract Year 2 exceeds the $0 Protected Payment Amount immediately prior to the withdrawal, the Protected Payment Base immediately after the withdrawal will be reduced based on the following calculation:

First, determine the early withdrawal amount. The early withdrawal amount is the total withdrawal amount of $25,000.

Second, determine the reduction percentage by dividing the early withdrawal amount determined by the Contract Value prior to the withdrawal: $25,000 ÷ $221,490 = 0.1129 or 11.29%.

Third, determine the new Protected Payment Base by reducing the Protected Payment Base immediately prior to the withdrawal by the greater of (a) the total withdrawal amount ($25,000) and (b) the reduction percentage ($207,000 × 11.29%) = $23,370. Since $25,000 is greater than $23,370, the new Protected Payment Base is computed by subtracting $25,000 from the prior Protected Payment Base: $207,000 − $25,000 = $182,000.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary, an Automatic Reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (compare balances at Year 3 Contract Anniversary – Prior to and After Automatic Reset). The Protected Payment Amount remains at $0 since the Designated Life has not reached age 65.

At Year 4 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary, an Automatic Reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (compare balances at Year 4 Contract Anniversary – Prior to and After Automatic Reset). The Protected Payment Amount is set to $9,225 (4.5% × $205,000) since the Designated Life reached age 65.

Example #6 – RMD Withdrawals.

This is an example of the effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

			Annual	Protected	Protected
Activity	RMD	Non-RMD	RMD	Payment	Payment
Date	Withdrawal	Withdrawal	Amount	Base	Amount

05/01/2006				$100,000	$4,500
Contract Anniversary

01/01/2007			$7,500

03/15/2007	$1,875			$100,000	$2,625

05/01/2007				$100,000	$4,500
Contract Anniversary

06/15/2007	$1,875			$100,000	$2,625

09/15/2007	$1,875			$100,000	$750

12/15/2007	$1,875			$100,000	$0

01/01/2008			$8,000

03/15/2008	$2,000			$100,000	$0

05/01/2008				$100,000	$4,500
Contract Anniversary

Since the RMD Amount for 2008 increases to $8,000, the quarterly withdrawals of the RMD Amount increase to $2,000, as shown by the RMD Withdrawal on March 15, 2008. Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. In addition, each contract year the Protected Payment Amount is reduced by the amount of each withdrawal until the Protected Payment Amount is zero.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

			Annual	Protected	Protected
Activity	RMD	Non-RMD	RMD	Payment	Payment
Date	Withdrawal	Withdrawal	Amount	Base	Amount

05/01/2006			$0	$100,000	$4,500
Contract Anniversary

01/01/2007			$7,500

03/15/2007	$1,875			$100,000	$2,625

04/01/2007		$2,000		$100,000	$625

05/01/2007				$100,000	$4,500
Contract Anniversary

06/15/2007	$1,875			$100,000	$2,625

09/15/2007	$1,875			$100,000	$750

11/15/2007		$4,000		$96,360	$0

On 3/15/07 there was an RMD Withdrawal of $1,875 and on 4/1/07 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/06 through 4/30/07) did not exceed the Protected Payment Amount of $4,500 there was no adjustment to the Protected Payment Base. On 5/1/07, the Protected Payment Amount was re-calculated (4.5% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/07, there was a non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($4,500). As the withdrawal exceeded the Protected Payment Amount immediately prior to the withdrawal ($750), and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $96,360.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $90,000

•	Protected Payment Base = $100,000

•	Protected Payment Amount = $750

A withdrawal of $4,000 was taken, which exceeds the Protected Payment Amount of $750. The Protected Payment Base will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $3,250 (total withdrawal amount − Protected Payment Amount; $4,000 − $750 = $3,250).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount); the calculation is based on the Contract Value and the Protected Payment Amount values immediately before the excess withdrawal. Numerically, the ratio is 3.64% ($3,250 ÷ ($90,000 − $750); $3,250 ÷ $89,250 = 0.0364 or 3.64%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $96,360 (Protected Payment Base × (1 − ratio); $100,000 × (1 − 3.64%); $100,000 × 96.36% = $96,360).

Example #7 – Lifetime Income.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	All Designated Lives are 65 years old.

•	No subsequent Purchase Payments are received.

•	Withdrawals, each equal to 4.5% of the Protected Payment Base are taken each Contract Year.

•	No Automatic Reset is assumed during the life of the Rider.

•	All Designated Lives remain eligible for lifetime income benefits while the Rider is in effect.

•	Surviving Spouse continues Contract upon the death of the first Designated Life.

•	Surviving Spouse died during Contract Year 26 after the $4,500 withdrawal was made.

			Protected	Protected
Contract		End of Year	Payment	Payment
Year	Withdrawal	Contract Value	Base	Amount

1	$4,500	$96,489	$100,000	$4,500

2	$4,500	$92,410	$100,000	$4,500

3	$4,500	$88,543	$100,000	$4,500

4	$4,500	$84,627	$100,000	$4,500

5	$4,500	$80,662	$100,000	$4,500

6	$4,500	$76,648	$100,000	$4,500

7	$4,500	$72,583	$100,000	$4,500

8	$4,500	$68,467	$100,000	$4,500

9	$4,500	$64,299	$100,000	$4,500

10	$4,500	$60,078	$100,000	$4,500

11	$4,500	$55,805	$100,000	$4,500

12	$4,500	$51,478	$100,000	$4,500

13	$4,500	$47,096	$100,000	$4,500

Activity (Death of first Designated Life) 14	$4,500	$42,660	$100,000	$4,500

15	$4,500	$38,168	$100,000	$4,500

16	$4,500	$33,619	$100,000	$4,500

17	$4,500	$29,013	$100,000	$4,500

18	$4,500	$24,349	$100,000	$4,500

19	$4,500	$19,626	$100,000	$4,500

20	$4,500	$14,844	$100,000	$4,500

21	$4,500	$10,002	$100,000	$4,500

22	$4,500	$5,099	$100,000	$4,500

23	$4,500	$0	$100,000	$4,500

24	$4,500	$0	$100,000	$4,500

25	$4,500	$0	$100,000	$4,500

26	$4,500	$0	$100,000	$4,500

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000

•	Protected Payment Amount = 4.5% of Protected Payment Base = $4,500

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($4,500), the Protected Payment Base remains unchanged.

During Contract Year 13, the death of the first Designated Life occurred. Withdrawals of the Protected Payment Amount (4.5% of the Protected Payment Base) will continue to be paid each year (even after the Contract Value was reduced to zero) until the Rider terminates.

If there was a change in Owner, Beneficiary or marital status prior to the death of the first Designated Life that resulted in the surviving Designated Life (spouse) to become ineligible for lifetime income benefits, then the lifetime income benefits under the Rider would not continue for the surviving Designated Life and the Rider would terminate upon the death of the first Designated Life.

APPENDIX D:

INCOME ACCESS SELECT
SAMPLE CALCULATIONS

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

Example #1 – Setting of Initial Values.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date

				Protected	Protected	Remaining
	Purchase		Contract	Payment	Payment	Protected
	Payment	Withdrawal	Value	Base	Amount	Balance

Rider Effective Date	$100,000		$100,000	$100,000	$7,000	$100,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 7% of Protected Payment Base = $7,000

Example #2 – Subsequent Purchase Payments.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	A subsequent Purchase Payment of $20,000 is received during Contract Year 1.

•	No withdrawals taken.

•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected	Remaining
	Purchase		Contract	Payment	Payment	Protected
	Payment	Withdrawal	Value	Base	Amount	Balance

Rider Effective Date	$100,000		$100,000	$100,000	$7,000	$100,000

Activity	$20,000		$122,000	$120,000	$8,400	$120,000

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$122,000	$120,000	$8,400	$120,000

Year 2 Contract Anniversary	(After Automatic Reset)		$122,000	$122,000	$8,540	$122,000

Immediately after the $20,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $120,000 ($100,000 + $20,000). The Protected Payment Amount after the Purchase Payment is equal to $8,400 (7% of the Protected Payment Base after the Purchase Payment).

At Year 2 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 2 Contract Anniversary – Prior to Automatic Reset), an Automatic Reset occurred which changes the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Year 2 Contract Anniversary – After Automatic Reset). As a result, the Protected Payment Amount is equal to $8,540 (7% of the reset Protected Payment Base).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of additional amounts credited, charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 – Withdrawals Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	A subsequent Purchase Payment of $20,000 is received during Contract Year 1.

•	Automatic Reset at the Beginning of Contract Year 2.

•	A withdrawal equal to or less than the Protected Payment Amount is taken during Contract Year 2.

•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected	Remaining
	Purchase			Payment	Payment	Protected
	Payment	Withdrawal	Contract Value	Base	Amount	Balance

Rider Effective Date	$100,000		$100,000	$100,000	$7,000	$100,000

Activity	$20,000		$122,000	$120,000	$8,400	$120,000

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$122,000	$120,000	$8,400	$120,000

Year 2 Contract Anniversary	(After Automatic Reset)		$122,000	$122,000	$8,540	$122,000

Activity		$8,540	$116,000	$122,000	$0	$113,460

Year 3 Contract Anniversary			$116,000	$122,000	$8,540	$113,460

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

As the withdrawal during Contract Year 2 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($8,540):

•	the Protected Payment Base remains unchanged; and

•	the Remaining Protected Balance is reduced by the amount of the withdrawal to $113,460 ($122,000 − $8,540).

Example #4 – Withdrawals Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

•	A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.

•	Automatic Reset at Beginning of Contract Year 2 and 4.

•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected	Remaining
	Purchase		Contract	Payment	Payment	Protected
	Payment	Withdrawal	Value	Base	Amount	Balance

Rider Effective Date	$100,000		$100,000	$100,000	$7,000	$100,000

Activity	$100,000		$200,000	$200,000	$14,000	$200,000

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$14,000	$200,000

Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$14,490	$207,000

Activity		$15,000	$206,490	$206,503	$0	$192,000

Year 3 Contract Anniversary			$206,490	$206,503	$14,455	$192,000

Year 4 Contract Anniversary	(Prior to Automatic Reset)		$220,944	$206,503	$14,455	$192,000

Year 4 Contract Anniversary	(After Automatic Reset)		$220,944	$220,944	$15,466	$220,944

For an explanation of the activities at the start of and during Contract Year 1 and 2, refer to Examples #1 and #2.

Because the $15,000 withdrawal during Contract Year 2 exceeds the Protected Payment Amount immediately prior to the withdrawal ($15,000 > $14,490), the Protected Payment Base and Remaining Protected Balance immediately after the withdrawal are reduced.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $221,490

•	Protected Payment Base = $207,000

•	Remaining Protected Balance = $207,000

•	Protected Payment Amount = $14,490 (7% × Protected Payment Base; 7% × $207,000 = $14,490)

•	No withdrawals were taken prior to the excess withdrawal

A withdrawal of $15,000 was taken, which exceeds the Protected Payment Amount of $14,490 for the Contract Year. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $510 (total withdrawal amount − Protected Payment Amount; $15,000 − $14,490 = $510).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount). The Contract Value prior to the withdrawal was $221,490, which equals the $206,490 after the withdrawal plus the $15,000 withdrawal amount. Numerically, the ratio is 0.24% ($510 ÷ ($221,490 − $14,490); $510 ÷ $207,000 = 0.0024 or 0.24%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $206,503 (Protected Payment Base × (1 − ratio); $207,000 − (1 −0.24%); $207,000 × 99.76% = $206,503).

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance immediately before the withdrawal is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the new Remaining Protected Balance is $192,047 (Remaining Protected Balance immediately before the withdrawal − Protected Payment Amount) × (1 − ratio); ($207,000 − $14,490) × (1 − 0.24%); $192,510 × 99.76% = $192,047).

To determine the total withdrawal amount reduction, the Remaining Protected Balance immediately before the withdrawal is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the new Remaining Protected Balance is $192,000 (Remaining Protected Balance immediately before the withdrawal − total withdrawal amount; $207,000 − $15,000 = $192,000).

Therefore, since $192,000 (total withdrawal amount method) is less than $192,047 (proportionate method) the new Remaining Protected Balance is $192,000.

The Protected Payment Amount immediately after the withdrawal is equal to $0, but at the Beginning of Contract Year 3, it is adjusted to $14,455 (7% of the Protected Payment Base (7% of $206,503 = $14,455).

At Year 4 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 4 Contract Anniversary – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Year 4 Contract Anniversary – After Automatic Reset).

Example #5 – RMD Withdrawals.

This is an example of the effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base and Remaining Protected Balance. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance

05/01/2006 Contract Anniversary				$100,000	$7,000	$100,000

01/01/2007			$7,500

03/15/2007	$1,875			$100,000	$5,125	$98,125

05/01/2007 Contract Anniversary				$100,000	$7,000	$98,125

06/15/2007	$1,875			$100,000	$5,125	$96,250

09/15/2007	$1,875			$100,000	$3,250	$94,375

12/15/2007	$1,875			$100,000	$1,375	$92,500

01/01/2008			$8,000

03/15/2008	$2,000			$100,000	$0	$90,500

05/01/2008 Contract Anniversary				$100,000	$7,000	$90,500

Since the RMD Amount for 2008 increases to $8,000, the quarterly withdrawals of the RMD Amount increase to $2,000, as shown by the RMD Withdrawal on March 15, 2008. Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. The only effect is a reduction in the Remaining Protected Balance equal to the amount of each withdrawal.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance

05/01/2006 Contract Anniversary				$100,000	$7,000	$100,000

01/01/2007			$7,500

03/15/2007	$1,875			$100,000	$5,125	$98,125

04/01/2007		$2,000		$100,000	$3,125	$96,125

05/01/2007 Contract Anniversary				$100,000	$7,000	$96,125

06/15/2007	$1,875			$100,000	$5,125	$94,250

09/15/2007	$1,875			$100,000	$3,250	$92,375

11/15/2007		$4,000		$99,140	$0	$88,358

On 3/15/07 there was an RMD Withdrawal of $1,875 and on 4/1/07 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/06 through 4/30/07) did not exceed the Protected Payment Amount of $7,000 there was no adjustment to the Protected Payment Base. The only effect is a reduction in the Remaining Protected Balance and the Protected Payment Amount equal to the amount of each withdrawal. On 5/1/07, the Protected Payment Amount was re-calculated (7% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/07, there was a non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($7,000). As the withdrawal exceeded the Protected Payment Amount and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $99,140 and the Remaining Protected Balance is reduced to $88,358.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $90,000

•	Protected Payment Base = $100,000

•	Remaining Protected Balance = $92,375

•	Protected Payment Amount less withdrawals already taken = $7,000 − $3,750 = $3,250

A withdrawal of $4,000 was taken, which exceeds the Protected Payment Amount for the Contract Year. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount less withdrawals already taken. Numerically, the excess withdrawal amount is $750 (total withdrawal amount − Protected Payment Amount less withdrawals already taken; $4,000 − ($7,000 − $3,750) = $750).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount). Numerically, the ratio is 0.86% ($750 ÷ ($90,000 − $3,250); $750 ÷ $86,750 = 0.0086 or 0.86%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $99,140 (Protected Payment Base × (1 − ratio); $100,000 × (1 − 0.86%); $100,000 × 99.14% = $99,140).

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $88,358 (Remaining Protected Balance − Protected Payment Amount) × (1 − ratio); ($92,375 − $3,250) × (1 − 0.86%); $89,125 × 99.14% = $88,358).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $88,375 (Remaining Protected Balance − total withdrawal amount; $92,375 − $4,000 = $88,375).

Therefore, since $88,358 (proportionate method) is less than $88,375 (total withdrawal amount method) the new Remaining Protected Balance is $88,358.

APPENDIX E:

GUARANTEED PROTECTION ADVANTAGE 3 SELECT SAMPLE CALCULATIONS

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. They have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments and withdrawals made from the Contract Prior to the end of a 10-Year Term effect the values and benefits under this Rider. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	A subsequent Purchase Payment of $20,000 is received in Contract Year 1 and $10,000 is received in Contract Year 4.
•	A withdrawal of $10,000 is taken during Contract Year 7.

Beginning	Purchase			Guaranteed	Amount
of Contract	Payments	Withdrawal	Contract	Protection	added to the
Year	Received	Amount	Value	Amount	Contract Value

1	$100,000		$100,000	$100,000

Activity	$20,000		$118,119	$120,000

2			$117,374	$120,000

3			$114,439	$120,000

4			$111,578	$120,000

Activity	$10,000		$119,480	$120,000

5			$118,726	$120,000

6			$124,662	$120,000

Step-Up (New 10- Year Term Begins)			$124,662	$124,662

7			$121,546	$124,662

Activity		$10,000	$109,259	$114,209

8			$108,570	$114,209

9			$105,856	$114,209

10			$103,209	$114,209

11			$100,629	$114,209

12			$98,114	$114,209

13			$95,661	$114,209

14			$93,269	$114,209

15			$90,937	$114,209

Values at End of 15th Year			$88,664 $114,209	$114,209 $0	$25,545

The Guaranteed Protection Amount is equal to (a) + (b) − (c) as indicated below:

(a)	is the Contract Value at the start of the Term,
(b)	is the amount of each subsequent Purchase Payment received during the first year of the Term, and
(c)	is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Guaranteed Protection Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

On the Rider Effective Date, the initial values are set as follows:

•	Guaranteed Protected Amount = Initial Purchase Payment = $100,000 ($100,000 + 0 − 0 = $100,000)

During Contract Year 1, an additional Purchase Payment of $20,000 was made. Since this Purchase Payment was made during the first Contract Year, the Guaranteed Protection Amount will be increased by $20,000 to $120,000. ($100,000 + $20,000 − 0 = $120,000)

During Contract Year 4, an additional Purchase Payment of $10,000 was made. However, this Purchase Payment will not increase the Guaranteed Protection Amount because it was not made during the first Contract Year (or first year of the 10-Year Term).

On the 6th Contract Anniversary, an optional Step-Up was elected. The Step-Up will reset the Guaranteed Protection Amount equal to the Contract Value ($124,662) as of that Contract Anniversary.

During Contract Year 7, a withdrawal of $10,000 was made. This withdrawal will reduce the Guaranteed Protection Amount on a pro rata basis and will result in a new Guaranteed Protection Amount. The pro rata adjustment is $10,453 and was determined by calculating the ratio of the withdrawal to the Contract Value immediately before the withdrawal ($10,000 / $119,259 = 0.08385) multiplied by the Guaranteed Protection Amount prior to the withdrawal ($124,662 * 0.08385 = $10,453). The new Guaranteed Protection Amount (a) + (b) − (c) = $114,209 ($124,662 + 0 − $10,453 = 114,209).

At the end of Contract Year 15 (end of the 10-Year Term) the Contract Value ($88,664) is less than the Guaranteed Protection Amount ($114,209). Therefore, $25,545 ($114,209 − $88,664 = $25,545) is added to the Contract Value and the Rider terminates.

APPENDIX F:

DEATH BENEFIT AMOUNT AND STEPPED-UP DEATH BENEFIT SAMPLE CALCULATIONS

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. They have been provided to assist in understanding the death benefit amount under the Contract and the optional Stepped-Up Death Benefit and to demonstrate how Purchase Payments and withdrawals made from the Contract may effect the values and benefits. There may be minor differences in the calculations due to rounding. These examples are not intended to reflect what your actual death benefit proceeds will be or serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

Death Benefit Amount

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	A subsequent Purchase Payment of $25,000 is received in Contract Year 3.
•	A withdrawal of $35,000 is taken during Contract Year 6.
•	A withdrawal of $10,000 is taken during Contract Year 11.

Beginning	Purchase			Return of
of Contract	Payments	Withdrawal		Purchase
Year	Received	Amount	Contract Value[1]	Payments[1]

1	$100,000		$100,000	$100,000

2			$103,000	$100,000

3			$106,090	$100,000

Activity	$25,000		$133,468	$125,000

4			$134,458	$125,000

5			$138,492	$125,000

6			$142,647	$125,000

Activity		$35,000	$110,844	$95,000

7			$111,666	$95,000

8			$103,850	$95,000

9			$96,580	$95,000

10			$89,820	$95,000

11		$10,000	$73,530	$83,629

12			$68,383	$83,629

13			$63,596	$83,629

14 Death Occurs			$59,144	$83,629

[1]	The greater of the Contract Value or the adjusted Return of Purchase Payments represents the Death Benefit Amount.

On the Rider Effective Date, the initial values are set as follows:

•	Return of Purchase Payment = Initial Purchase Payment = $100,000
•	Contract Value = Initial Purchase Payment = $100,000

During Contract Year 3, an additional Purchase Payment of $25,000 was made. The Return of Purchase Payment amount increased to $125,000. The Contract Value increased to $133,468.

During Contract Year 6, a withdrawal of $35,000 was made. This withdrawal reduced the Return of Purchase Payment amount on a pro rata basis to $95,000 and decreased the Contract Value to $110,844. Numerically, the new Return of Purchase Payment amount is calculated as follows:

First, determine the ratio for the proportionate reduction. The ratio is the withdrawal amount divided by the Contract Value prior to the withdrawal ($145,844, which equals the $110,844 Contract Value after the withdrawal plus the $35,000 withdrawal amount). Numerically, the ratio is 24.00% ($35,000 ÷ $145,844 = 0.2400 or 24.00%).

Second, determine the new Return of Purchase Payment amount. The Return of Purchase Payment amount prior to the withdrawal is multiplied by 1 less the ratio determined above. Numerically, the new Return of Purchase Payment amount is $95,000 (Return of Purchase Payment amount prior to the withdrawal × (1 − ratio); $125,000 × (1 − 24.00%); $125,000 × 76.00% = $95,000).

During Contract Year 11, a withdrawal of $10,000 was made. This withdrawal reduced the Return of Purchase Payment amount on a pro rata basis to $83,629 and decreased the Contract Value to $73,530. Numerically, the new Return of Purchase Payment amount is calculated as follows:

First, determine the ratio for the proportionate reduction. The ratio is the withdrawal amount divided by the Contract Value prior to the withdrawal ($83,530, which equals the $73,530 Contract Value after the withdrawal plus the $10,000 withdrawal amount). Numerically, the ratio is 11.97% ($10,000 ÷ $83,530 = 0.1197 or 11.97%).

Second, determine the new Return of Purchase Payment amount. The Return of Purchase Payment amount prior to the withdrawal is multiplied by 1 less the ratio determined above. Numerically, the new Return of Purchase Payment amount is $83,629 (Return of Purchase Payment prior to the withdrawal × (1 − ratio); $95,000 × (1 − 11.97%); $95,000 × 88.03% = $83,629).

During Contract Year 14, death occurs. The Death Benefit Amount will be the Return of Purchase Payments reduced by an amount for each withdrawal ($83,629) because that amount is greater than the Contract Value ($59,144).

Using the table above, if death occurred in Contract Year 7, the Death Benefit Amount would be the Contract Value ($111,666) because that amount is greater than the Return of Purchase Payment (reduced by an amount for withdrawals) of $95,000.

Stepped-Up Death Benefit

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	A subsequent Purchase Payment of $25,000 is received in Contract Year 3.
•	A withdrawal of $35,000 is taken during Contract Year 6.
•	Annual Step-Ups occur on each of the first 7 Contract Anniversaries.

					Guaranteed
					Minimum
Beginning	Purchase			Return of	(Stepped-Up)
of Contract	Payments	Withdrawal	Contract	Purchase	Death Benefit
Year	Received	Amount	Value[1]	Payments[1]	Amount

1	$100,000		$100,000	$100,000	$100,000

2			$103,000	$100,000	$103,000

3			$106,090	$100,000	$106,090

Activity	$25,000		$133,468	$125,000	$131,090

4			$134,458	$125,000	$134,458

5			$138,492	$125,000	$138,492

6			$142,647	$125,000	$142,647

Activity		$35,000	$110,844	$95,000	$108,412

7			$111,666	$95,000	$111,666

8			$103,850	$95,000	$111,666

9			$96,580	$95,000	$111,666

Death Occurs			$89,820	$95,000	$111,666

[1]	The greater of the Contract Value or the adjusted Return of Purchase Payments represents the Death Benefit Amount.

On the Rider Effective Date, the initial values are set as follows:

•	Return of Purchase Payment = Initial Purchase Payment = $100,000
•	Guaranteed Minimum (Stepped-Up) Death Benefit Amount = Initial Purchase Payment = $100,000
•	Contract Value = Initial Purchase Payment = $100,000

During Contract Year 3, an additional Purchase Payment of $25,000 was made. This results in an increase in the Return of Purchase Payment amount to $125,000. The Contract Value increased to $133,468 and the Guaranteed Minimum (Stepped-Up) Death Benefit Amount increased to $131,090.

During Contract Year 6, a withdrawal of $35,000 was made. This withdrawal reduced the Return of Purchase Payment amount on a pro rata basis to $95,000 and decreased the Contract Value to $110,844. In addition, the Guaranteed Minimum (Stepped-Up) Death Benefit

Amount was reduced on a pro rata basis to $108,412. Numerically, the new Return of Purchase Payment and Guaranteed Minimum (Stepped-Up) Death Benefit Amount is calculated as follows:

First, determine the ratio for the proportionate reduction. The ratio is the withdrawal amount divided by the Contract Value prior to the withdrawal ($145,844, which equals the $110,844 Contract Value after the withdrawal plus the $35,000 withdrawal amount). Numerically, the ratio is 24.00% ($35,000 ÷ $145,844 = 0.2400 or 24.00%)

Second, determine the new Return of Purchase Payment amount. The Return of Purchase Payment amount prior to the withdrawal is multiplied by 1 less the ratio determined above. Numerically, the new Return of Purchase Payment amount is $95,000 (Return of Purchase Payment amount prior to the withdrawal × (1 − ratio); $125,000 × (1 − 24.00%); $125,000 × 76.00% = $95,000).

Third, determine the new Guaranteed Minimum (Stepped-Up) Death Benefit Amount. The Guaranteed Minimum (Stepped-Up) Death Benefit Amount prior to the withdrawal is multiplied by 1 less the ratio determined above. Numerically, the new Guaranteed Minimum (Stepped-Up) Death Benefit Amount is $108,412 (Guaranteed Minimum (Stepped-Up) Death Benefit Amount prior to the withdrawal × (1 − ratio); $142,647 × (1 − 24.00%); $142,647 × 76.00% = $108,412).

During Contract Year 9, death occurs. The death benefit proceeds are the greater of the Death Benefit Amount (Contract Value or Return of Purchase Payments adjusted for withdrawals) or the Guaranteed Minimum (Stepped-Up) Death Benefit Amount. The Death Benefit Amount is $95,000 because the Return of Purchase Payment Amount ($95,000) is greater than the Contract Value ($89,820). The death benefit proceeds are equal to the Guaranteed Minimum (Stepped-Up) Death Benefit Amount of $111,666 because it is greater than the Death Benefit Amount (Return of Purchase Payments of $95,000).

APPENDIX G:

OPTIONAL RIDERS NOT AVAILABLE
FOR PURCHASE

CoreIncome Advantage Plus (Single)

(This Rider is called the Guaranteed Withdrawal Benefit VII Rider-Single Life in the Contracts Rider.)

Rider Terms

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions in effect as of the Rider Effective Date.

Early Withdrawal – Any withdrawal that occurs before the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is 59 1/2 years of age.

Excess Withdrawal – Any withdrawal (except an RMD Withdrawal) that occurs after the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is age 59 1/2 or older and exceeds the Protected Payment Amount.

Protected Payment Amount – The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base. If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is 59 1/2 years of age or older, the Protected Payment Amount is equal to 4% of the Protected Payment Base, less cumulative withdrawals during that Contract Year and will be reset on each Contract Anniversary to 4% of the Protected Payment Base computed on that date. If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is younger than 59 1/2 years of age, the Protected Payment Amount is equal to zero (0); however, once the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) reaches age 59 1/2, the Protected Payment Amount will equal 4% of the Protected Payment Base and will be reset each Contract Anniversary. The initial Protected Payment Amount will depend upon the age of the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner).

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Reset Date – Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset or an Owner-Elected Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

You will find information about an RMD Withdrawal in the Required Minimum Distributions subsection and information about Automatic Resets and Owner-Elected Resets in the Reset of Protected Payment Base subsection below.

How the Rider Works

Beginning at age 59 1/2, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Rider terminates. Beginning with the 1st anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets or Owner-Elected Resets of the Protected Payment Base to an amount equal to 100% of the Contract Value. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is 59 1/2 years of age or older, the Protected Payment Amount is 4% of the Protected Payment Base. If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is younger than 59 1/2 years of age, the Protected Payment Amount is zero (0).

The Protected Payment Base may change over time. An Automatic Reset or Owner-Elected Reset will increase or decrease the Protected Payment Base depending on the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will not change the Protected Payment Base. If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base at the time of withdrawal, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including an IRA or TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59 1/2, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES – IRAs and Qualified Plans.

Withdrawal of Protected Payment Amount

When the oldest Owner (youngest Annuitant, in the case of a Non-Natural Owner) is 59 1/2 years of age or older, you may withdraw up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates. The Protected Payment Amount will be reduced by the amount withdrawn during the Contract Year and will be reset each Contract Anniversary to 4% of the Protected Payment Base. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year. If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD Withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. (See example 4 in Sample Calculations for a numerical example of the adjustments to the Protected Payment Base as a result of an Excess Withdrawal.) If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES.

Early Withdrawal

If an Early Withdrawal occurs, we will (immediately following the Early Withdrawal) reduce the Protected Payment Base either on a proportionate basis or by the total withdrawal amount, whichever results in a lower Protected Payment Base. See example 5 in Sample Calculations for a numerical example of the adjustments to the Protected Payment Base as a result of an Early Withdrawal.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions in effect at that time,

•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•	the Annual RMD Amount is based on this Contract only, and

•	only RMD Withdrawals are made from the Contract during the Contract Year.

See example 6 in Sample Calculations for numerical examples that describe what occurs when only withdrawals of the Annual RMD Amount are made during a Contract Year and when withdrawals of the Annual RMD Amount plus other non-RMD Withdrawals are made during a Contract Year.

See FEDERAL TAX ISSUES – Qualified Contracts – Required Minimum Distributions.

Depletion of Contract Value

If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is younger than age 59 1/2 when the Contract Value is zero (due to withdrawals, fees, market decline, or otherwise), the Rider will terminate.

If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is age 59 1/2 or older and the Contract Value was reduced to zero by a withdrawal that exceeds the Protected Payment Amount, the Rider will terminate.

If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is age 59 1/2 or older and the Contract Value was reduced to zero by a withdrawal (including an RMD Withdrawal) that did not exceed the Protected Payment Amount, the following will apply:

•	the Protected Payment Amount will be paid each year until the date of death of an Owner or the date of death of the sole surviving Annuitant (first Annuitant in the case of a Non-Natural Owner),

•	the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

•	no additional Purchase Payments will be accepted under the Contract, and

•	the Contract will cease to provide any death benefit.

Reset of Protected Payment Base

On and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of Rider charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base is changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base to an amount equal to 100% of the Contract Value, if the Protected Payment Base is less than the Contract Value on that Contract Anniversary. The annual charge percentage may change as a result of any Automatic Reset (see CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges).

Automatic Reset – Opt-Out Election. Within 60 days after a Contract Anniversary on which an Automatic Reset is effective, you have the option to reinstate the Protected Payment Base, Protected Payment Amount and annual charge percentage to their respective amounts immediately before the Automatic Reset. Any future Automatic Resets will continue in accordance with the Automatic Reset paragraph above.

If you elect this option, your opt-out election must be received, In Proper Form, within the same 60 day period after the Contract Anniversary on which the reset is effective.

Automatic Reset – Future Participation. You may elect not to participate in future Automatic Resets at any time. Your election must be received, In Proper Form, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries.

If you previously elected not to participate in Automatic Resets, you may re-elect to participate in future Automatic Resets at any time. Your election to resume participation must be received, In Proper Form, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries as described in the Automatic Reset paragraph above.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary, elect to reset the Protected Payment Base to an amount equal to 100% of the Contract Value. An Owner-Elected Reset may be elected while Automatic Resets are in effect. The annual charge percentage may change as a result of this Reset.

If you elect this option, your election must be received, In Proper Form, within 60 days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base and Protected Payment Amount. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. You are strongly advised to work with your financial advisor prior to electing an Owner-Elected Reset. We will provide you with written confirmation of your election.

Subsequent Purchase Payments

If we receive additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base by the amount of the Purchase Payments. However, for purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the later of the 1st Contract Anniversary or most recent Reset Date to exceed $100,000 without our prior approval.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only fixed annuity option is chosen, the annuity payments will be equal to the greater of:

•	the Life Only fixed annual payment amount based on the terms of your Contract, or

•	the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base and Protected Payment Amount under this Rider will not be used in determining any annuity payments. Work with your financial advisor to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

Continuation of Rider if Surviving Spouse Continues Contract

This Rider terminates upon the death of an Owner or sole surviving Annuitant. If the surviving spouse continues the Contract, the surviving spouse may re-purchase this Rider (if available) on any Contract Anniversary. The existing protected balances will not carry over to the new Rider and will be based on the Contract Value at time of re-purchase.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Death Benefits).

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements,

•	the date of the death of an Owner or the date of death of the sole surviving Annuitant,

•	for Contracts with a Non-Natural Owner, the date of death of any Annuitant, including Primary, Joint and Contingent Annuitants,

•	the day the Contract is terminated in accordance with the provisions of the Contract,

•	the day we are notified of a change in ownership of the Contract to a non-spouse Owner if the Contract is Non-Qualified (excluding changes in ownership to or from certain trusts),

•	the day you exchange this Rider for another withdrawal benefit Rider,

•	the Annuity Date (see the Annuitization subsection for additional information),

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD Withdrawal) that exceeds the Protected Payment Amount, or

•	the day the Contract Value is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is younger than age 59 1/2.

See the Depletion of Contract Value subsection for situations where the Rider will not terminate when the Contract Value is reduced to zero.

CoreIncome Advantage Plus (Joint)

(This Rider is called the Guaranteed Withdrawal Benefit VII Rider-Joint Life in the Contracts Rider.)

For purposes of meeting the eligibility requirements, Designated Lives must be any one of the following:

•	a sole Owner with the Owner’s Spouse designated as the sole primary Beneficiary,

•	Joint Owners, where the Owners are each other’s Spouses, or

•	if the Contract is issued as a custodial owned IRA or TSA, the beneficial owner must be the Annuitant and the Annuitant’s Spouse must be designated as the sole primary Beneficiary under the Contract. The custodian, under a custodial owned IRA or TSA, for the benefit of the beneficial owner, may be designated as sole primary Beneficiary provided that the Spouse of the beneficial owner is the sole primary Beneficiary of the custodial account.

If this Rider is added on a Contract Anniversary, naming your Spouse as the Beneficiary to meet eligibility requirements will not be considered a change of Annuitant on the Contract.

Rider Terms

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions in effect as of the Rider Effective Date.

Designated Lives (each a “Designated Life”) – Designated Lives must be natural persons who are each other’s spouses on the Rider Effective Date. Designated Lives will remain unchanged while this Rider is in effect.

To be eligible for lifetime benefits, the Designated Life must:

•	be the Owner (or Annuitant, in the case of a custodial owned IRA or TSA),

•	remain the Spouse of the other Designated Life and be the first in line of succession, as determined under the Contract, for payment of any death benefit.

Early Withdrawal – Any withdrawal that occurs before the youngest Designated Life is 59 1/2 years of age.

Excess Withdrawal – Any withdrawal (except an RMD Withdrawal) that occurs after the youngest Designated Life is age 59 1/2 or older and exceeds the Protected Payment Amount.

Protected Payment Amount – The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base. If the youngest Designated Life is 59 1/2 years of age or older, the Protected Payment Amount is equal to 4% of the Protected Payment Base, less cumulative withdrawals during that Contract Year and will be reset on each Contract Anniversary to 4% of the Protected Payment Base computed on that date. If the youngest Designated Life is younger than 59 1/2 years of age, the Protected Payment Amount is equal to zero (0). However, once the youngest Designated Life reaches age 59 1/2, the Protected Payment Amount will equal 4% of the Protected Payment Base and will be reset each Contract Anniversary. The initial Protected Payment Amount will depend upon the age of the youngest Designated Life.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Reset Date – Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset or Owner-Elected Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

Spouse – The Owner’s spouse who is treated as the Owner’s spouse pursuant to federal law. If the Contract is a custodial owned IRA or TSA, the Annuitant’s spouse who is treated as the Annuitant’s spouse pursuant to federal law.

Surviving Spouse – The surviving spouse of a deceased Owner (or Annuitant in the case of a custodial owned IRA or TSA).

You will find information about an RMD Withdrawal in the Required Minimum Distributions subsection and information about Automatic Resets and Owner-Elected Resets in the Reset of Protected Payment Base subsection below.

How the Rider Works

Beginning at age 59 1/2, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Rider terminates. Beginning with the 1st anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets or Owner-Elected Resets of the Protected Payment Base to an amount equal to 100% of the Contract Value. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

If the youngest Designated Life is 59 1/2 years of age or older, the Protected Payment Amount is 4% of the Protected Payment Base. If the youngest Designated Life is younger than 59 1/2 years of age, the Protected Payment Amount is zero (0).

The Protected Payment Base may change over time. An Automatic Reset or Owner-Elected Reset will increase or decrease the Protected Payment Base depending on the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will not change the Protected Payment Base. If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base at the time of withdrawal, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including an IRA or TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59 1/2, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES – IRAs and Qualified Plans.

Withdrawal of Protected Payment Amount

When the youngest Designated Life is 59 1/2 years of age or older, you may withdraw up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates. The Protected Payment Amount will be reduced by the amount withdrawn during the Contract Year and will be reset each Contract Anniversary to 4% of the Protected Payment Base. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year. If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD Withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. (See example 4 in Sample Calculations for a numerical example of the adjustments to the Protected Payment Base as a result of an Excess Withdrawal.) If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES.

Early Withdrawal

If an Early Withdrawal occurs, we will (immediately following the Early Withdrawal) reduce the Protected Payment Base either on a proportionate basis or by the total withdrawal amount, whichever results in a lower Protected Payment Base. See example 5 in Sample Calculations for a numerical example of the adjustments to the Protected Payment Base as a result of an Early Withdrawal.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions in effect at that time,

•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•	the Annual RMD Amount is based on this Contract only,

•	the youngest Designated Life is age 59 1/2 or older, and

•	only RMD Withdrawals are made from the Contract during the Contract Year.

See example 6 in Sample Calculations for numerical examples that describe what occurs when only withdrawals of the Annual RMD Amount are made during a Contract Year and when withdrawals of the Annual RMD Amount plus other non-RMD Withdrawals are made during a Contract Year.

See FEDERAL TAX ISSUES – Qualified Contracts – Required Minimum Distributions.

Depletion of Contract Value

If the youngest Designated Life is younger than age 59 1/2 when the Contract Value is zero (due to withdrawals, fees, market decline, or otherwise), the Rider will terminate.

If the youngest Designated Life is age 59 1/2 or older and the Contract Value was reduced to zero by a withdrawal that exceeds the Protected Payment Amount, the Rider will terminate.

If the youngest Designated Life is age 59 1/2 or older and the Contract Value was reduced to zero by a withdrawal (including an RMD Withdrawal) that did not exceed the Protected Payment Amount, the following will apply:

•	the Protected Payment Amount will be paid each year until the death of all Designated Lives eligible for lifetime benefits,

•	the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

•	no additional Purchase Payments will be accepted under the Contract, and

•	the Contract will cease to provide any death benefit.

Reset of Protected Payment Base

On and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of Rider charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base is changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base to an amount equal to 100% of the Contract Value, if the Protected Payment Base is less than the Contract Value on that Contract Anniversary. The annual charge percentage may change as a result of any Automatic Reset (see CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges).

Automatic Reset – Opt-Out Election. Within 60 days after a Contract Anniversary on which an Automatic Reset is effective, you have the option to reinstate the Protected Payment Base, Protected Payment Amount and annual charge percentage to their respective amounts immediately before the Automatic Reset. Any future Automatic Resets will continue in accordance with the Automatic Reset paragraph above.

If you elect this option, your opt-out election must be received, In Proper Form, within the same 60 day period after the Contract Anniversary on which the reset is effective.

Automatic Reset – Future Participation. You may elect not to participate in future Automatic Resets at any time. Your election must be received, In Proper Form, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries.

If you previously elected not to participate in Automatic Resets, you may re-elect to participate in future Automatic Resets at any time. Your election to resume participation must be received, In Proper Form, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries as described in the Automatic Reset paragraph above.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary, elect to reset the Protected Payment Base to an amount equal to 100% of the Contract Value. An Owner-Elected Reset may be elected while Automatic Resets are in effect. The annual charge percentage may change as a result of this Reset.

If you elect this option, your election must be received, In Proper Form, within 60 days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base and Protected Payment Amount. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. You are strongly advised to work with your financial advisor prior to electing an Owner-Elected Reset. We will provide you with written confirmation of your election.

Subsequent Purchase Payments

If we receive additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base by the amount of the Purchase Payments. However, for purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the later of the 1st Contract Anniversary or most recent Reset Date to exceed $100,000 without our prior approval.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only or Joint Life Only fixed annuity option is chosen, the annuity payments will be equal to the greater of:

•	the Life Only or Joint Life Only fixed annual payment amount based on the terms of your Contract, or

•	the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base and Protected Payment Amount under this Rider will not be used in determining any annuity payments. Work with your financial advisor to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies and the Surviving Spouse (who is also a Designated Life eligible for lifetime benefits) elects to continue the Contract in accordance with its terms, the Surviving Spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Rider terminates.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Death Benefits).

Ownership and Beneficiary Changes

Changes to the Contract Owner, Annuitant and/or Beneficiary designations and changes in marital status, including a dissolution of marriage, may adversely affect the benefits of this Rider. A particular change may make a Designated Life ineligible to receive lifetime income benefits under this Rider. As a result, the Rider may remain in effect and you may pay for benefits that you will not receive. You are strongly advised to work with your financial advisor and consider your options prior to making any Owner, Annuitant and/or Beneficiary changes to your Contract.

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements,

•	the date of the death of all Designated Lives eligible for lifetime benefits,

•	upon the death of the first Designated Life, if a death benefit is payable and a Surviving Spouse who chooses to continue the Contract is not a Designated Life eligible for lifetime benefits,

•	upon the death of the first Designated Life, if a death benefit is payable and the Contract is not continued by a Surviving Spouse who is a Designated Life eligible for lifetime benefits,

•	if both Designated Lives are Joint Owners and there is a change in marital status, the Rider will terminate upon the death of the first Designated Life who is a Contract Owner,

•	the day the Contract is terminated in accordance with the provisions of the Contract,

•	the day that neither Designated Life is an Owner (or Annuitant, in the case of a custodial owned IRA or TSA),

•	the day you exchange this Rider for another withdrawal benefit Rider,

•	the Annuity Date (see the Annuitization subsection for additional information),

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD Withdrawal) that exceeds the Protected Payment Amount, or

•	the day the Contract Value is reduced to zero if the youngest Designated Life is younger than age 59 1/2.

See the Depletion of Contract Value subsection for situations where the Rider will not terminate when the Contract Value is reduced to zero.

Sample Calculations

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform.

The examples apply to CoreIncome Advantage Plus (Single) and (Joint) unless otherwise noted below.

Example #1 – Setting of Initial Values.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date

•	Every Owner and Annuitant (every Designated Life for Joint) is 64 years old.

				Protected	Protected
	Purchase		Contract	Payment	Payment
	Payment	Withdrawal	Value	Base	Amount

Rider Effective Date	$100,000		$100,000	$100,000	$4,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 4% of Protected Payment Base = $4,000

Example #2 – Subsequent Purchase Payment.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Every Owner and Annuitant (every Designated Life for Joint) is 64 years old.
•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.
•	No withdrawals taken.
•	Automatic Reset at Beginning of Contract Year 2.
•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected
	Purchase		Contract	Payment	Payment
	Payment	Withdrawal	Value	Base	Amount

Rider Effective Date	$100,000		$100,000	$100,000	$4,000

Activity	$100,000		$200,000	$200,000	$8,000

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$8,000

Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$8,280

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base is increased by the Purchase Payment amount to $200,000 ($100,000 + $100,000). The Protected Payment Amount after the Purchase Payment is equal to $8,000 (4% of the Protected Payment Base after the Purchase Payment).

An automatic reset takes place at Year 2 Contract Anniversary, since the Contract Value ($207,000) is higher than the Protected Payment Base ($200,000). This resets the Protected Payment Base to $207,000 and the Protected Payment Amount to $8,280 (4% × $207,000).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 – Withdrawal Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Every Owner and Annuitant (every Designated Life for Joint) is 64 years old.
•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.
•	A withdrawal equal to or less than the Protected Payment Amount is taken during Contract Year 2.
•	Contract Value immediately before withdrawal = $221,490.
•	Automatic Resets at Beginning of Contract Years 2 and 3.
•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected
	Purchase		Contract	Payment	Payment
	Payment	Withdrawal	Value	Base	Amount

Rider Effective Date	$100,000		$100,000	$100,000	$4,000

Activity	$100,000		$200,000	$200,000	$8,000

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$8,000

Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$8,280

Activity		$5,000	$216,490 (after $5,000 withdrawal)	$207,000	$3,280

Year 3 Contract Anniversary	(Prior to Automatic Reset)		$216,490	$207,000	$8,280

Year 3 Contract Anniversary	(After Automatic Reset)		$216,490	$216,490	$8,660

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

An automatic reset takes place at Year 2 Contract Anniversary, since the Contract Value ($207,000) is higher than the Protected Payment Base ($200,000). This reset increases the Protected Payment Base to $207,000 and the Protected Payment Amount to $8,280 (4% × $207,000).

Because the $5,000 withdrawal during Contract Year 2 did not exceed the $8,280 Protected Payment Amount immediately prior to the withdrawal, the Protected Payment Base remains unchanged.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 3 Contract Anniversary – Prior to Automatic Reset), an automatic reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 3 Contract Anniversary – After Automatic Reset). As a result, the Protected Payment Amount after the automatic reset at the Year 3 Contract Anniversary is equal to $8,660 (4% of the reset Protected Payment Base).

Example #4 – Withdrawal Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Every Owner and Annuitant (every Designated Life for Joint) is 64 years old.
•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.
•	A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.
•	Contract Value immediately before withdrawal = $195,000.
•	Automatic Resets at Beginning of Contract Years 2 and 3.

•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected
	Purchase		Contract	Payment	Payment
	Payment	Withdrawal	Value	Base	Amount

Rider Effective Date	$100,000		$100,000	$100,000	$4,000

Activity	$100,000		$200,000	$200,000	$8,000

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$8,000

Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$8,280

Activity		$30,000	$165,000 (after $30,000 withdrawal)	$182,926	$0

Year 3 Contract Anniversary	(Prior to Automatic Reset)		$192,000	$182,926	$7,317

Year 3 Contract Anniversary	(After Automatic Reset)		$192,000	$192,000	$7,680

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $30,000 withdrawal during Contract Year 2 exceeds the $8,280 Protected Payment Amount immediately prior to the withdrawal, the Protected Payment Base immediately after the withdrawal will be reduced based on the following calculation:

First, determine the excess withdrawal amount, which is the total withdrawal amount less the Protected Payment Amount: $30,000 − $8,280 = $21,720.

Second, determine the reduction percentage by dividing the excess withdrawal amount computed above by the difference between the Contract Value and the Protected Payment Amount immediately before the withdrawal: $21,720 ÷ ($195,000 − $8,280) = 0.1163 or 11.63%.

Third, determine the new Protected Payment Base by reducing the Protected Payment Base immediately prior to the withdrawal by the percentage computed above: $207,000 − ($207,000 × 11.63%) = $182,926.

The Protected Payment Amount immediately after the withdrawal is equal to $0. This amount is determined by multiplying the Protected Payment Base before the withdrawal by 4% and then subtracting all of the withdrawals made during that Contract Year: (4% × $207,000) − $30,000 = -$21,720 or $0, since the Protected Payment Amount can’t be less than zero.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary, an automatic reset occurs that increases the Protected Payment Base to an amount equal to 100% of the Contract Value on that date. (Compare the balances at Year 3 Contract Anniversary Prior to and After Automatic Reset).

Example #5 – Early Withdrawal.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Every Owner and Annuitant (youngest Designated Life for Joint) is 56 1/2 years old.
•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.
•	A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.
•	Contract Value immediately before withdrawal = $221,490.
•	Automatic Resets at Beginning of Contract Years 2, 3 and 4.
•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected
	Purchase		Contract	Payment	Payment
	Payment	Withdrawal	Value	Base	Amount

Rider Effective Date	$100,000		$100,000	$100,000	$0

Activity	$100,000		$200,000	$200,000	$0

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$0

Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$0

Activity		$25,000	$196,490 (after $25,000 withdrawal)	$182,000	$0

Year 3 Contract Anniversary	(Prior to Automatic Reset)		$196,490	$182,000	$0

Year 3 Contract Anniversary	(After Automatic Reset)		$196,490	$196,490	$0

Year 4 Contract Anniversary	(Prior to Automatic Reset)		$205,000	$196,490	$0

Year 4 Contract Anniversary	(After Automatic Reset)		$205,000	$205,000	$8,200

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $25,000 withdrawal during Contract Year 2 exceeds the $0 Protected Payment Amount immediately prior to the withdrawal, the Protected Payment Base immediately after the withdrawal will be reduced based on the following calculation:

First, determine the early withdrawal amount. The early withdrawal amount is the total withdrawal amount of $25,000.

Second, determine the reduction percentage by dividing the early withdrawal amount determined by the Contract Value prior to the withdrawal: $25,000 ÷ $221,490 = 0.1129 or 11.29%.

Third, determine the new Protected Payment Base by reducing the Protected Payment Base immediately prior to the withdrawal by the greater of (a) the total withdrawal amount ($25,000) and (b) the reduction percentage ($207,000 × 11.29%) = $23,370. Since $25,000 is greater than $23,370, the new Protected Payment Base is computed by subtracting $25,000 from the prior Protected Payment Base: $207,000 − $25,000 = $182,000.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary, an Automatic Reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (compare balances at Year 3 Contract Anniversary – Prior to and After Automatic Reset). The Protected Payment Amount remains at $0 since the oldest Owner (youngest Annuitant for Non-Natural Owner; youngest Designated Life for Joint) has not reached age 59 1/2.

At Year 4 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary, an Automatic Reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (compare balances at Year 4 Contract Anniversary – Prior to and After Automatic Reset). The Protected Payment Amount is set to $8,200 (4% × $205,000) since the oldest Owner (youngest Annuitant for Non-Natural Owner; youngest Designated Life for Joint) reached age 59 1/2.

Example #6 – RMD Withdrawals.

This is an example of the effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

			Annual	Protected	Protected
Activity	RMD	Non-RMD	RMD	Payment	Payment
Date	Withdrawal	Withdrawal	Amount	Base	Amount

05/01/2006				$100,000	$4,000
Contract Anniversary

01/01/2007			$7,500

03/15/2007	$1,875			$100,000	$2,125

05/01/2007				$100,000	$4,000
Contract Anniversary

06/15/2007	$1,875			$100,000	$2,125

09/15/2007	$1,875			$100,000	$250

12/15/2007	$1,875			$100,000	$0

01/01/2008			$8,000

03/15/2008	$2,000			$100,000	$0

05/01/2008				$100,000	$4,000
Contract Anniversary

Since the RMD Amount for 2008 increases to $8,000, the quarterly withdrawals of the RMD Amount increase to $2,000, as shown by the RMD Withdrawal on March 15, 2008. Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. In addition, each contract year the Protected Payment Amount is reduced by the amount of each withdrawal until the Protected Payment Amount is zero.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

			Annual	Protected	Protected
Activity	RMD	Non-RMD	RMD	Payment	Payment
Date	Withdrawal	Withdrawal	Amount	Base	Amount

05/01/2006			$0	$100,000	$4,000
Contract Anniversary

01/01/2007			$7,500

03/15/2007	$1,875			$100,000	$2,125

04/01/2007		$2,000		$100,000	$125

05/01/2007				$100,000	$4,000
Contract Anniversary

06/15/2007	$1,875			$100,000	$2,125

09/15/2007	$1,875			$100,000	$250

11/15/2007		$4,000		$95,820	$0

On 3/15/07 there was an RMD Withdrawal of $1,875 and on 4/1/07 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/06 through 4/30/07) did not exceed the Protected Payment Amount of $4,000 there was no adjustment to the Protected Payment Base. On 5/1/07, the Protected Payment Amount was re-calculated (4% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/07, there was a non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($4,000). As the withdrawal exceeded the Protected Payment Amount immediately prior to the withdrawal ($250), and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $95,820.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $90,000
•	Protected Payment Base = $100,000
•	Protected Payment Amount = $250

A withdrawal of $4,000 was taken, which exceeds the Protected Payment Amount of $250. The Protected Payment Base will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $3,750 (total withdrawal amount − Protected Payment Amount; $4,000 − $250 = $3,750).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount); the calculation is based on the Contract Value and the Protected Payment Amount values immediately before the excess withdrawal. Numerically, the ratio is 4.18% ($3,750 ÷ ($90,000 − $250); $3,750 ÷ $89,750 = 0.0418 or 4.18%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $95,820 (Protected Payment Base × (1 − ratio); $100,000 × (1 − 4.18%); $100,000 × 95.82% = $95,820).

Example #7 – Lifetime Income.

This example applies to CoreIncome Advantage Plus (Single) only.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Every Owner and Annuitant is 64 years old.
•	No subsequent Purchase Payments are received.
•	Withdrawals, each equal to 4% of the Protected Payment Base are taken each Contract Year.
•	No Automatic Reset or Owner-Elected Reset is assumed during the life of the Rider.
•	Death occurs during Contract Year 26 after the $4,000 withdrawal was made.

			Protected	Protected
Contract		End of Year	Payment	Payment
Year	Withdrawal	Contract Value	Base	Amount

1	$4,000	$96,489	$100,000	$4,000

2	$4,000	$92,410	$100,000	$4,000

3	$4,000	$88,543	$100,000	$4,000

4	$4,000	$84,627	$100,000	$4,000

5	$4,000	$80,662	$100,000	$4,000

6	$4,000	$76,648	$100,000	$4,000

7	$4,000	$72,583	$100,000	$4,000

8	$4,000	$68,467	$100,000	$4,000

9	$4,000	$64,299	$100,000	$4,000

10	$4,000	$60,078	$100,000	$4,000

11	$4,000	$55,805	$100,000	$4,000

12	$4,000	$51,478	$100,000	$4,000

13	$4,000	$47,096	$100,000	$4,000

14	$4,000	$42,660	$100,000	$4,000

15	$4,000	$38,168	$100,000	$4,000

16	$4,000	$33,619	$100,000	$4,000

17	$4,000	$29,013	$100,000	$4,000

18	$4,000	$24,349	$100,000	$4,000

19	$4,000	$19,626	$100,000	$4,000

20	$4,000	$14,844	$100,000	$4,000

21	$4,000	$10,002	$100,000	$4,000

22	$4,000	$5,099	$100,000	$4,000

23	$4,000	$0	$100,000	$4,000

24	$4,000	$0	$100,000	$4,000

25	$4,000	$0	$100,000	$4,000

26	$4,000	$0	$100,000	$4,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 4% of Protected Payment Base = $4,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($4,000), the Protected Payment Base remains unchanged.

Withdrawals of 4% of the Protected Payment Base will continue to be paid each year (even after the Contract Value has been reduced to zero) until the date of death of an Owner or the date of death of the sole surviving Annuitant (death of any Annuitant for Non-Natural Owners), whichever occurs first.

Example #8 – Lifetime Income.

This example applies to CoreIncome Advantage Plus (Joint) only.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	All Designated Lives are 64 years old.
•	No subsequent Purchase Payments are received.
•	Withdrawals, each equal to 4% of the Protected Payment Base are taken each Contract Year.
•	No Automatic Reset or Owner-Elected Reset is assumed during the life of the Rider.
•	All Designated Lives remain eligible for lifetime income benefits while the Rider is in effect.
•	Surviving Spouse continues Contract upon the death of the first Designated Life.

•	Surviving Spouse dies during Contract Year 26 after the $4,000 withdrawal was made.

			Protected	Protected
Contract		End of Year	Payment	Payment
Year	Withdrawal	Contract Value	Base	Amount

1	$4,000	$96,489	$100,000	$4,000

2	$4,000	$92,410	$100,000	$4,000

3	$4,000	$88,543	$100,000	$4,000

4	$4,000	$84,627	$100,000	$4,000

5	$4,000	$80,662	$100,000	$4,000

6	$4,000	$76,648	$100,000	$4,000

7	$4,000	$72,583	$100,000	$4,000

8	$4,000	$68,467	$100,000	$4,000

9	$4,000	$64,299	$100,000	$4,000

10	$4,000	$60,078	$100,000	$4,000

11	$4,000	$55,805	$100,000	$4,000

12	$4,000	$51,478	$100,000	$4,000

13	$4,000	$47,096	$100,000	$4,000

Activity (Death of first Designated Life) 14	$4,000	$42,660	$100,000	$4,000

15	$4,000	$38,168	$100,000	$4,000

16	$4,000	$33,619	$100,000	$4,000

17	$4,000	$29,013	$100,000	$4,000

18	$4,000	$24,349	$100,000	$4,000

19	$4,000	$19,626	$100,000	$4,000

20	$4,000	$14,844	$100,000	$4,000

21	$4,000	$10,002	$100,000	$4,000

22	$4,000	$5,099	$100,000	$4,000

23	$4,000	$0	$100,000	$4,000

24	$4,000	$0	$100,000	$4,000

25	$4,000	$0	$100,000	$4,000

26	$4,000	$0	$100,000	$4,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 4% of Protected Payment Base = $4,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($4,000), the Protected Payment Base remains unchanged.

During Contract Year 13, the death of the first Designated Life occurred. Withdrawals of the Protected Payment Amount (4% of the Protected Payment Base) will continue to be paid each year (even after the Contract Value was reduced to zero) until the Rider terminates.

If there was a change in Owner, Beneficiary or marital status prior to the death of the first Designated Life that resulted in the surviving Designated Life (spouse) to become ineligible for lifetime income benefits, then the lifetime income benefits under the Rider would not continue for the surviving Designated Life and the Rider would terminate upon the death of the first Designated Life.

CoreIncome Advantage 5 Plus (Single)

(This Rider is called the Guaranteed Withdrawal Benefit V Rider-Single Life in the Contracts Rider.)

Rider Terms

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions in effect as of the Rider Effective Date.

Early Withdrawal – Any withdrawal that occurs before the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is 59 1/2 years of age.

Excess Withdrawal – Any withdrawal (except an RMD Withdrawal) that occurs after the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is age 59 1/2 or older and exceeds the Protected Payment Amount.

Protected Payment Amount – The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base. If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is 59 1/2 years of age or older, the Protected Payment Amount is equal to 5% of the Protected Payment Base, less cumulative withdrawals during that Contract Year and will be reset on each Contract Anniversary to 5% of the Protected Payment Base computed on that date. If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is younger than 59 1/2 years of age, the Protected Payment Amount is equal to zero (0); however, once the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) reaches age 59 1/2, the Protected Payment Amount will equal 5% of the Protected Payment Base and will be reset each Contract Anniversary. The initial Protected Payment Amount will depend upon the age of the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner).

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Reset Date – Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset or an Owner-Elected Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

You will find information about an RMD Withdrawal in the Required Minimum Distributions subsection and information about Automatic Resets and Owner-Elected Resets in the Reset of Protected Payment Base subsection below.

How the Rider Works

Beginning at age 59 1/2, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Rider terminates. Beginning with the 1st anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets or Owner-Elected Resets of the Protected Payment Base to an amount equal to 100% of the Contract Value. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is 59 1/2 years of age or older, the Protected Payment Amount is 5% of the Protected Payment Base. If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is younger than 59 1/2 years of age, the Protected Payment Amount is zero (0).

The Protected Payment Base may change over time. An Automatic Reset or Owner-Elected Reset will increase or decrease the Protected Payment Base depending on the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will not change the Protected Payment Base. If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base at the time of withdrawal, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including an IRA or TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59 1/2, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES – IRAs and Qualified Plans.

Withdrawal of Protected Payment Amount

When the oldest Owner (youngest Annuitant, in the case of a Non-Natural Owner) is 59 1/2 years of age or older, you may withdraw up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates. The Protected Payment Amount will be reduced by the amount withdrawn during the Contract Year and will be reset each Contract Anniversary to 5% of the Protected Payment Base. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year. If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD Withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. (See example 4 in Sample Calculations for a numerical example of the adjustments to the Protected Payment Base as a result of an Excess Withdrawal.) If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES.

Early Withdrawal

If an Early Withdrawal occurs, we will (immediately following the Early Withdrawal) reduce the Protected Payment Base either on a proportionate basis or by the total withdrawal amount, whichever results in a lower Protected Payment Base. See example 5 in Sample Calculations for a numerical example of the adjustments to the Protected Payment Base as a result of an Early Withdrawal.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions in effect at that time,

•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•	the Annual RMD Amount is based on this Contract only, and

•	only RMD Withdrawals are made from the Contract during the Contract Year.

See example 6 in Sample Calculations for numerical examples that describe what occurs when only withdrawals of the Annual RMD Amount are made during a Contract Year and when withdrawals of the Annual RMD Amount plus other non-RMD Withdrawals are made during a Contract Year.

See FEDERAL TAX ISSUES – Qualified Contracts – Required Minimum Distributions.

Depletion of Contract Value

If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is younger than age 59 1/2 when the Contract Value is zero (due to withdrawals, fees, market decline, or otherwise), the Rider will terminate.

If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is age 59 1/2 or older and the Contract Value was reduced to zero by a withdrawal that exceeds the Protected Payment Amount, the Rider will terminate.

If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is age 59 1/2 or older and the Contract Value was reduced to zero by a withdrawal (including an RMD Withdrawal) that did not exceed the Protected Payment Amount, the following will apply:

•	the Protected Payment Amount will be paid each year until the date of death of an Owner or the date of death of the sole surviving Annuitant (first Annuitant in the case of a Non-Natural Owner),

•	the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

•	no additional Purchase Payments will be accepted under the Contract, and

•	the Contract will cease to provide any death benefit.

Reset of Protected Payment Base

On and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of Rider charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base is changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base to an amount equal to 100% of the Contract Value, if the Protected Payment Base is less than the Contract Value on that Contract Anniversary. The annual charge percentage may change as a result of any Automatic Reset (see CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges).

Automatic Reset – Opt-Out Election. Within 60 days after a Contract Anniversary on which an Automatic Reset is effective, you have the option to reinstate the Protected Payment Base, Protected Payment Amount and annual charge percentage to their respective amounts immediately before the Automatic Reset. Any future Automatic Resets will continue in accordance with the Automatic Reset paragraph above.

If you elect this option, your opt-out election must be received, In Proper Form, within the same 60 day period after the Contract Anniversary on which the reset is effective.

Automatic Reset – Future Participation. You may elect not to participate in future Automatic Resets at any time. Your election must be received, In Proper Form, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries.

If you previously elected not to participate in Automatic Resets, you may re-elect to participate in future Automatic Resets at any time. Your election to resume participation must be received, In Proper Form, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries as described in the Automatic Reset paragraph above.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary, elect to reset the Protected Payment Base to an amount equal to 100% of the Contract Value. An Owner-Elected Reset may be elected while Automatic Resets are in effect. The annual charge percentage may change as a result of this Reset.

If you elect this option, your election must be received, In Proper Form, within 60 days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base and Protected Payment Amount. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. You are strongly advised to work with your financial advisor prior to electing an Owner-Elected Reset. We will provide you with written confirmation of your election.

Subsequent Purchase Payments

If we receive additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base by the amount of the Purchase Payments. However, for purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the later of the 1st Contract Anniversary or most recent Reset Date to exceed $100,000 without our prior approval.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only fixed annuity option is chosen, the annuity payments will be equal to the greater of:

•	the Life Only fixed annual payment amount based on the terms of your Contract, or

•	the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base and Protected Payment Amount under this Rider will not be used in determining any annuity payments. Work with your financial advisor to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

Continuation of Rider if Surviving Spouse Continues Contract

This Rider terminates upon the death of an Owner or sole surviving Annuitant. If the surviving spouse continues the Contract, the surviving spouse may re-purchase this Rider (if available) on any Contract Anniversary. The existing protected balances will not carry over to the new Rider and will be based on the Contract Value at time of re-purchase.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Death Benefits).

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements,

•	the date of the death of an Owner or the date of death of the sole surviving Annuitant,

•	for Contracts with a Non-Natural Owner, the date of death of any Annuitant, including Primary, Joint and Contingent Annuitants,

•	the day the Contract is terminated in accordance with the provisions of the Contract,

•	the day we are notified of a change in ownership of the Contract to a non-spouse Owner if the Contract is Non-Qualified (excluding changes in ownership to or from certain trusts),

•	the day you exchange this Rider for another withdrawal benefit Rider,

•	the Annuity Date (see the Annuitization subsection for additional information),

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD Withdrawal) that exceeds the Protected Payment Amount, or

•	the day the Contract Value is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is younger than age 59 1/2.

See the Depletion of Contract Value subsection for situations where the Rider will not terminate when the Contract Value is reduced to zero.

CoreIncome Advantage 5 Plus (Joint)

(This Rider is called the Guaranteed Withdrawal Benefit V Rider-Joint Life in the Contracts Rider.)

For purposes of meeting the eligibility requirements, Designated Lives must be any one of the following:

•	a sole Owner with the Owner’s Spouse designated as the sole primary Beneficiary,

•	Joint Owners, where the Owners are each other’s Spouses, or

•	if the Contract is issued as a custodial owned IRA or TSA, the beneficial owner must be the Annuitant and the Annuitant’s Spouse must be designated as the sole primary Beneficiary under the Contract. The custodian, under a custodial owned IRA or TSA, for the benefit of the beneficial owner, may be designated as sole primary Beneficiary provided that the Spouse of the beneficial owner is the sole primary Beneficiary of the custodial account.

If this Rider is added on a Contract Anniversary, naming your Spouse as the Beneficiary to meet eligibility requirements will not be considered a change of Annuitant on the Contract.

Rider Terms

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions in effect as of the Rider Effective Date.

Designated Lives (each a “Designated Life”) – Designated Lives must be natural persons who are each other’s spouses on the Rider Effective Date. Designated Lives will remain unchanged while this Rider is in effect.

To be eligible for lifetime benefits, the Designated Life must:

•	be the Owner (or Annuitant, in the case of a custodial owned IRA or TSA),

•	remain the Spouse of the other Designated Life and be the first in line of succession, as determined under the Contract, for payment of any death benefit.

Early Withdrawal – Any withdrawal that occurs before the youngest Designated Life is 59 1/2 years of age.

Excess Withdrawal – Any withdrawal (except an RMD Withdrawal) that occurs after the youngest Designated Life is age 59 1/2 or older and exceeds the Protected Payment Amount.

Protected Payment Amount – The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base. If the youngest Designated Life is 59 1/2 years of age or older, the Protected Payment Amount is equal to 5% of the Protected Payment Base, less cumulative withdrawals during that Contract Year and will be reset on each Contract Anniversary to 5% of the Protected Payment Base computed on that date. If the youngest Designated Life is younger than 59 1/2 years of age, the Protected Payment

Amount is equal to zero (0). However, once the youngest Designated Life reaches age 59 1/2, the Protected Payment Amount will equal 5% of the Protected Payment Base and will be reset each Contract Anniversary. The initial Protected Payment Amount will depend upon the age of the youngest Designated Life.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Reset Date – Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset or Owner-Elected Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

Spouse – The Owner’s spouse who is treated as the Owner’s spouse pursuant to federal law. If the Contract is a custodial owned IRA or TSA, the Annuitant’s spouse who is treated as the Annuitant’s spouse pursuant to federal law.

Surviving Spouse – The surviving spouse of a deceased Owner (or Annuitant in the case of a custodial owned IRA or TSA).

You will find information about an RMD Withdrawal in the Required Minimum Distributions subsection and information about Automatic Resets and Owner-Elected Resets in the Reset of Protected Payment Base subsection below.

How the Rider Works

Beginning at age 59 1/2, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Rider terminates. Beginning with the 1st anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets or Owner-Elected Resets of the Protected Payment Base to an amount equal to 100% of the Contract Value. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

If the youngest Designated Life is 59 1/2 years of age or older, the Protected Payment Amount is 5% of the Protected Payment Base. If the youngest Designated Life is younger than 59 1/2 years of age, the Protected Payment Amount is zero (0).

The Protected Payment Base may change over time. An Automatic Reset or Owner-Elected Reset will increase or decrease the Protected Payment Base depending on the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will not change the Protected Payment Base. If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base at the time of withdrawal, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including an IRA or TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59 1/2, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES – IRAs and Qualified Plans.

Withdrawal of Protected Payment Amount

When the youngest Designated Life is 59 1/2 years of age or older, you may withdraw up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates. The Protected Payment Amount will be reduced by the amount withdrawn during the Contract Year and will be reset each Contract Anniversary to 5% of the Protected Payment Base. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year. If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD Withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. (See example 4 in Sample Calculations for a numerical example of the adjustments to the Protected Payment Base as a result of an Excess Withdrawal.) If a withdrawal is greater than the

Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES.

Early Withdrawal

If an Early Withdrawal occurs, we will (immediately following the Early Withdrawal) reduce the Protected Payment Base either on a proportionate basis or by the total withdrawal amount, whichever results in a lower Protected Payment Base. See example 5 in Sample Calculations for a numerical example of the adjustments to the Protected Payment Base as a result of an Early Withdrawal.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions in effect at that time,

•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•	the Annual RMD Amount is based on this Contract only,

•	the youngest Designated Life is age 59 1/2 or older, and

•	only RMD Withdrawals are made from the Contract during the Contract Year.

See example 6 in Sample Calculations for numerical examples that describe what occurs when only withdrawals of the Annual RMD Amount are made during a Contract Year and when withdrawals of the Annual RMD Amount plus other non-RMD Withdrawals are made during a Contract Year.

See FEDERAL TAX ISSUES – Qualified Contracts – Required Minimum Distributions.

Depletion of Contract Value

If the youngest Designated Life is younger than age 59 1/2 when the Contract Value is zero (due to withdrawals, fees, market decline, or otherwise), the Rider will terminate.

If the youngest Designated Life is age 59 1/2 or older and the Contract Value was reduced to zero by a withdrawal that exceeds the Protected Payment Amount, the Rider will terminate.

If the youngest Designated Life is age 59 1/2 or older and the Contract Value was reduced to zero by a withdrawal (including an RMD Withdrawal) that did not exceed the Protected Payment Amount, the following will apply:

•	the Protected Payment Amount will be paid each year until the death of all Designated Lives eligible for lifetime benefits,

•	the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

•	no additional Purchase Payments will be accepted under the Contract, and

•	the Contract will cease to provide any death benefit.

Reset of Protected Payment Base

On and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of Rider charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base is changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base to an amount equal to 100% of the Contract Value, if the Protected Payment Base is less than the Contract Value on that Contract Anniversary. The annual charge percentage may change as a result of any Automatic Reset (see CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges).

Automatic Reset – Opt-Out Election. Within 60 days after a Contract Anniversary on which an Automatic Reset is effective, you have the option to reinstate the Protected Payment Base, Protected Payment Amount and annual charge percentage to their respective amounts immediately before the Automatic Reset. Any future Automatic Resets will continue in accordance with the Automatic Reset paragraph above.

If you elect this option, your opt-out election must be received, In Proper Form, within the same 60 day period after the Contract Anniversary on which the reset is effective.

Automatic Reset – Future Participation. You may elect not to participate in future Automatic Resets at any time. Your election must be received, In Proper Form, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries.

If you previously elected not to participate in Automatic Resets, you may re-elect to participate in future Automatic Resets at any time. Your election to resume participation must be received, In Proper Form, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries as described in the Automatic Reset paragraph above.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary, elect to reset the Protected Payment Base to an amount equal to 100% of the Contract Value. An Owner-Elected Reset may be elected while Automatic Resets are in effect. The annual charge percentage may change as a result of this Reset.

If you elect this option, your election must be received, In Proper Form, within 60 days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base and Protected Payment Amount. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. You are strongly advised to work with your financial advisor prior to electing an Owner-Elected Reset. We will provide you with written confirmation of your election.

Subsequent Purchase Payments

If we receive additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base by the amount of the Purchase Payments. However, for purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the later of the 1st Contract Anniversary or most recent Reset Date to exceed $100,000 without our prior approval.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only or Joint Life Only fixed annuity option is chosen, the annuity payments will be equal to the greater of:

•	the Life Only or Joint Life Only fixed annual payment amount based on the terms of your Contract, or

•	the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base and Protected Payment Amount under this Rider will not be used in determining any annuity payments. Work with your financial advisor to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies and the Surviving Spouse (who is also a Designated Life eligible for lifetime benefits) elects to continue the Contract in accordance with its terms, the Surviving Spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Rider terminates.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Death Benefits).

Ownership and Beneficiary Changes

Changes to the Contract Owner, Annuitant and/or Beneficiary designations and changes in marital status, including a dissolution of marriage, may adversely affect the benefits of this Rider. A particular change may make a Designated Life ineligible to receive lifetime income benefits under this Rider. As a result, the Rider may remain in effect and you may pay for benefits that you will not receive. You are strongly advised to work with your financial advisor and consider your options prior to making any Owner, Annuitant and/or Beneficiary changes to your Contract.

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements,

•	the date of the death of all Designated Lives eligible for lifetime benefits,

•	upon the death of the first Designated Life, if a death benefit is payable and a Surviving Spouse who chooses to continue the Contract is not a Designated Life eligible for lifetime benefits,

•	upon the death of the first Designated Life, if a death benefit is payable and the Contract is not continued by a Surviving Spouse who is a Designated Life eligible for lifetime benefits,

•	if both Designated Lives are Joint Owners and there is a change in marital status, the Rider will terminate upon the death of the first Designated Life who is a Contract Owner,

•	the day the Contract is terminated in accordance with the provisions of the Contract,

•	the day that neither Designated Life is an Owner (or Annuitant, in the case of a custodial owned IRA or TSA),

•	the day you exchange this Rider for another withdrawal benefit Rider,

•	the Annuity Date (see the Annuitization subsection for additional information),

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD Withdrawal) that exceeds the Protected Payment Amount, or

•	the day the Contract Value is reduced to zero if the youngest Designated Life is younger than age 59 1/2.

See the Depletion of Contract Value subsection for situations where the Rider will not terminate when the Contract Value is reduced to zero.

Sample Calculations

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

The examples apply to CoreIncome Advantage 5 Plus (Single) and (Joint) unless otherwise noted below.

Example #1 – Setting of Initial Values.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Every Owner and Annuitant (every Designated Life for Joint) is 64 years old.

				Protected	Protected
	Purchase		Contract	Payment	Payment
	Payment	Withdrawal	Value	Base	Amount

Rider Effective Date	$100,000		$100,000	$100,000	$5,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Example #2 – Subsequent Purchase Payment.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date
•	Every Owner and Annuitant (every Designated Life for Joint) is 64 years old.
•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.
•	No withdrawals taken.
•	Automatic Reset at Beginning of Contract Year 2.
•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected
	Purchase		Contract	Payment	Payment
	Payment	Withdrawal	Value	Base	Amount

Rider Effective Date	$100,000		$100,000	$100,000	$5,000

Activity	$100,000		$200,000	$200,000	$10,000

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$10,000

Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$10,350

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base is increased by the Purchase Payment amount to $200,000 ($100,000 + $100,000). The Protected Payment Amount after the Purchase Payment is equal to $10,000 (5% of the Protected Payment Base after the Purchase Payment).

An automatic reset takes place at Year 2 Contract Anniversary, since the Contract Value ($207,000) is higher than the Protected Payment Base ($200,000). This resets the Protected Payment Base to $207,000 and the Protected Payment Amount to $10,350 (5% × $207,000).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 – Withdrawal Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Every Owner and Annuitant (every Designated Life for Joint) is 64 years old.
•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.
•	A withdrawal lower than the Protected Payment Amount is taken during Contract Year 2.
•	Contract Value immediately before withdrawal = $221,490.
•	Automatic Resets at Beginning of Contract Years 2 and 3.
•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected
	Purchase		Contract	Payment	Payment
	Payment	Withdrawal	Value	Base	Amount

Rider Effective Date	$100,000		$100,000	$100,000	$5,000

Activity	$100,000		$200,000	$200,000	$10,000

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$10,000

Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$10,350

Activity		$5,000	$216,490 (after $5,000 withdrawal)	$207,000	$5,350

Year 3 Contract Anniversary	(Prior to Automatic Reset)		$216,490	$207,000	$10,350

Year 3 Contract Anniversary	(After Automatic Reset)		$216,490	$216,490	$10,825

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

An automatic reset takes place at Year 2 Contract Anniversary, since the Contract Value ($207,000) is higher than the Protected Payment Base ($200,000). This reset increases the Protected Payment Base to $207,000 and the Protected Payment Amount to $10,350 (5% × $207,000).

Because the $5,000 withdrawal during Contract Year 2 did not exceed the $10,350 Protected Payment Amount immediately prior to the withdrawal, the Protected Payment Base remains unchanged.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 3 Contract Anniversary – Prior to Automatic Reset), an automatic reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 3 Contract Anniversary – After Automatic Reset). As a

result, the Protected Payment Amount after the automatic reset at the Year 3 Contract Anniversary is equal to $10,825 (5% of the reset Protected Payment Base).

Example #4 – Withdrawal Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Every Owner and Annuitant (every Designated Life for Joint) is 64 years old.
•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.
•	A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.
•	Contract Value immediately before withdrawal = $195,000.
•	Automatic Resets at Beginning of Contract Years 2 and 3.
•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected
	Purchase		Contract	Payment	Payment
	Payment	Withdrawal	Value	Base	Amount

Rider Effective Date	$100,000		$100,000	$100,000	$5,000

Activity	$100,000		$200,000	$200,000	$10,000

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$10,000

Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$10,350

Activity		$30,000	$165,000 (after $30,000 withdrawal)	$184,975	$0

Year 3 Contract Anniversary	(Prior to Automatic Reset)		$192,000	$184,975	$9,249

Year 3 Contract Anniversary	(After Automatic Reset)		$192,000	$192,000	$9,600

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $30,000 withdrawal during Contract Year 2 exceeds the $10,350 Protected Payment Amount immediately prior to the withdrawal, the Protected Payment Base immediately after the withdrawal will be reduced based on the following calculation:

First, determine the excess withdrawal amount, which is the total withdrawal amount less the Protected Payment Amount: $30,000 − $10,350 = $19,650.

Second, determine the reduction percentage by dividing the excess withdrawal amount computed above by the difference between the Contract Value and the Protected Payment Amount immediately before the withdrawal: $19,650 ÷ ($195,000 − $10,350) = 0.1064 or 10.64%.

Third, determine the new Protected Payment Base by reducing the Protected Payment Base immediately prior to the withdrawal by the percentage computed above: $207,000 − ($207,000 × 10.64%) = $184,975.

The Protected Payment Amount immediately after the withdrawal is equal to $0. This amount is determined by multiplying the Protected Payment Base before the withdrawal by 5% and then subtracting all of the withdrawals made during that Contract Year: (5% × $207,000) − $30,000 = -$19,650 or $0, since the Protected Payment Amount can’t be less than zero.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary, an automatic reset occurs that increases the Protected Payment Base to an amount equal to 100% of the Contract Value on that date. (Compare the balances at Year 3 Contract Anniversary Prior to and After Automatic Reset).

Example #5 – Early Withdrawal.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Every Owner and Annuitant (youngest Designated Life for Joint) is 56 1/2 years old.
•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.
•	A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.
•	Contract Value immediately before withdrawal = $221,490.
•	Automatic Resets at Beginning of Contract Years 2, 3 and 4.
•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected
	Purchase		Contract	Payment	Payment
	Payment	Withdrawal	Value	Base	Amount

Rider Effective Date	$100,000		$100,000	$100,000	$0

Activity	$100,000		$200,000	$200,000	$0

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$0

Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$0

Activity		$25,000	$196,490 (after $25,000 withdrawal)	$182,000	$0

Year 3 Contract Anniversary	(Prior to Automatic Reset)		$196,490	$182,000	$0

Year 3 Contract Anniversary	(After Automatic Reset)		$196,490	$196,490	$0

Year 4 Contract Anniversary	(Prior to Automatic Reset)		$205,000	$196,490	$0

Year 4 Contract Anniversary	(After Automatic Reset)		$205,000	$205,000	$10,250

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $25,000 withdrawal during Contract Year 2 exceeds the $0 Protected Payment Amount immediately prior to the withdrawal, the Protected Payment Base immediately after the withdrawal will be reduced based on the following calculation:

First, determine the early withdrawal amount. The early withdrawal amount is the total withdrawal amount of $25,000.

Second, determine the reduction percentage by dividing the early withdrawal amount determined by the Contract Value prior to the withdrawal: $25,000 ÷ $221,490 = 0.1129 or 11.29%.

Third, determine the new Protected Payment Base by reducing the Protected Payment Base immediately prior to the withdrawal by the greater of (a) the total withdrawal amount ($25,000) and (b) the reduction percentage ($207,000 × 11.29%) = $23,370. Since $25,000 is greater than $23,370, the new Protected Payment Base is computed by subtracting $25,000 from the prior Protected Payment Base: $207,000 − $25,000 = $182,000.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary, an Automatic Reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (compare balances at Year 3 Contract Anniversary – Prior to and After Automatic Reset). The Protected Payment Amount remains at $0 since the oldest Owner (youngest Annuitant for Non-Natural Owner; youngest Designated Life for Joint) has not reached age 59 1/2.

At Year 4 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary, an Automatic Reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (compare balances at Year 4 Contract Anniversary – Prior to and After Automatic Reset). The Protected Payment Amount is set to $10,250 (5% × $205,000) since the oldest Owner (youngest Annuitant for Non-Natural Owner; youngest Designated Life for Joint) reached age 59 1/2.

Example #6 – RMD Withdrawals.

This is an example of the effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

			Annual	Protected	Protected
Activity	RMD	Non-RMD	RMD	Payment	Payment
Date	Withdrawal	Withdrawal	Amount	Base	Amount

05/01/2006				$100,000	$5,000
Contract Anniversary

01/01/2007			$7,500

03/15/2007	$1,875			$100,000	$3,125

05/01/2007				$100,000	$5,000
Contract Anniversary

06/15/2007	$1,875			$100,000	$3,125

09/15/2007	$1,875			$100,000	$1,250

12/15/2007	$1,875			$100,000	$0

01/01/2008			$8,000

03/15/2008	$2,000			$100,000	$0

05/01/2008				$100,000	$5,000
Contract Anniversary

Since the RMD Amount for 2008 increases to $8,000, the quarterly withdrawals of the RMD Amount increase to $2,000, as shown by the RMD Withdrawal on March 15, 2008. Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. In addition, each contract year the Protected Payment Amount is reduced by the amount of each withdrawal until the Protected Payment Amount is zero.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

			Annual	Protected	Protected
Activity	RMD	Non-RMD	RMD	Payment	Payment
Date	Withdrawal	Withdrawal	Amount	Base	Amount

05/01/2006			$0	$100,000	$5,000
Contract Anniversary

01/01/2007			$7,500

03/15/2007	$1,875			$100,000	$3,125

04/01/2007		$2,000		$100,000	$1,125

05/01/2007				$100,000	$5,000
Contract Anniversary

06/15/2007	$1,875			$100,000	$3,125

09/15/2007	$1,875			$100,000	$1,250

11/15/2007		$4,000		$96,900	$0

On 3/15/07 there was an RMD Withdrawal of $1,875 and on 4/1/07 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/06 through 4/30/07) did not exceed the Protected Payment Amount of $5,000 there was no adjustment to the Protected Payment Base. On 5/1/07, the Protected Payment Amount was re-calculated (5% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/07, there was a non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($5,000). As the withdrawal exceeded the Protected Payment Amount immediately prior to the withdrawal ($1,250), and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $96,900.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $90,000
•	Protected Payment Base = $100,000
•	Protected Payment Amount = $1,250

A withdrawal of $4,000 was taken, which exceeds the Protected Payment Amount of $1,250. The Protected Payment Base will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $2,750 (total withdrawal amount − Protected Payment Amount; $4,000 − $1,250 = $2,750).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount); the calculation is based on the Contract Value and the Protected Payment Amount values immediately before the excess withdrawal. Numerically, the ratio is 3.10% ($2,750 ÷ ($90,000 − $1,250); $2,750 ÷ $88,750 = 0.0310 or 3.10%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $96,900 (Protected Payment Base × (1 − ratio); $100,000 × (1 − 3.10%); $100,000 × 96.90% = $96,900).

Example #7 – Lifetime Income.

This example applies to CoreIncome Advantage 5 Plus (Single) only.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Every Owner and Annuitant is 64 years old.
•	No subsequent Purchase Payments are received.
•	Withdrawals, each equal to 5% of the Protected Payment Base are taken each Contract Year.
•	No Automatic Reset or Owner-Elected Reset is assumed during the life of the Rider.
•	Death occurred during Contract Year 26 after the $5,000 withdrawal was made.

			Protected	Protected
Contract		End of Year	Payment	Payment
Year	Withdrawal	Contract Value	Base	Amount

1	$5,000	$96,489	$100,000	$5,000

2	$5,000	$92,410	$100,000	$5,000

3	$5,000	$88,543	$100,000	$5,000

4	$5,000	$84,627	$100,000	$5,000

5	$5,000	$80,662	$100,000	$5,000

6	$5,000	$76,648	$100,000	$5,000

7	$5,000	$72,583	$100,000	$5,000

8	$5,000	$68,467	$100,000	$5,000

9	$5,000	$64,299	$100,000	$5,000

10	$5,000	$60,078	$100,000	$5,000

11	$5,000	$55,805	$100,000	$5,000

12	$5,000	$51,478	$100,000	$5,000

13	$5,000	$47,096	$100,000	$5,000

14	$5,000	$42,660	$100,000	$5,000

15	$5,000	$38,168	$100,000	$5,000

16	$5,000	$33,619	$100,000	$5,000

17	$5,000	$29,013	$100,000	$5,000

18	$5,000	$24,349	$100,000	$5,000

19	$5,000	$19,626	$100,000	$5,000

20	$5,000	$14,844	$100,000	$5,000

21	$5,000	$10,002	$100,000	$5,000

22	$5,000	$5,099	$100,000	$5,000

23	$5,000	$0	$100,000	$5,000

24	$5,000	$0	$100,000	$5,000

25	$5,000	$0	$100,000	$5,000

26	$5,000	$0	$100,000	$5,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($5,000), the Protected Payment Base remains unchanged.

Withdrawals of 5% of the Protected Payment Base will continue to be paid each year (even after the Contract Value has been reduced to zero) until the date of death of an Owner or the date of death of the sole surviving Annuitant (death of any Annuitant for Non-Natural Owners), whichever occurs first.

Example #8 – Lifetime Income.

This example applies to CoreIncome Advantage 5 Plus (Joint) only.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	All Designated Lives are 64 years old.
•	No subsequent Purchase Payments are received.
•	Withdrawals, each equal to 5% of the Protected Payment Base are taken each Contract Year.
•	No Automatic Reset or Owner-Elected Reset is assumed during the life of the Rider.
•	All Designated Lives remain eligible for lifetime income benefits while the Rider is in effect.
•	Surviving Spouse continues Contract upon the death of the first Designated Life.
•	Surviving Spouse died during Contract Year 26 after the $5,000 withdrawal was made.

			Protected	Protected
Contract		End of Year	Payment	Payment
Year	Withdrawal	Contract Value	Base	Amount

1	$5,000	$96,489	$100,000	$5,000

2	$5,000	$92,410	$100,000	$5,000

3	$5,000	$88,543	$100,000	$5,000

4	$5,000	$84,627	$100,000	$5,000

5	$5,000	$80,662	$100,000	$5,000

6	$5,000	$76,648	$100,000	$5,000

7	$5,000	$72,583	$100,000	$5,000

8	$5,000	$68,467	$100,000	$5,000

9	$5,000	$64,299	$100,000	$5,000

10	$5,000	$60,078	$100,000	$5,000

11	$5,000	$55,805	$100,000	$5,000

12	$5,000	$51,478	$100,000	$5,000

13	$5,000	$47,096	$100,000	$5,000

Activity (Death of first Designated Life) 14	$5,000	$42,660	$100,000	$5,000

15	$5,000	$38,168	$100,000	$5,000

16	$5,000	$33,619	$100,000	$5,000

17	$5,000	$29,013	$100,000	$5,000

18	$5,000	$24,349	$100,000	$5,000

19	$5,000	$19,626	$100,000	$5,000

20	$5,000	$14,844	$100,000	$5,000

21	$5,000	$10,002	$100,000	$5,000

22	$5,000	$5,099	$100,000	$5,000

23	$5,000	$0	$100,000	$5,000

24	$5,000	$0	$100,000	$5,000

25	$5,000	$0	$100,000	$5,000

26	$5,000	$0	$100,000	$5,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($5,000), the Protected Payment Base remains unchanged.

During Contract Year 13, the death of the first Designated Life occurred. Withdrawals of the Protected Payment Amount (5% of the Protected Payment Base) will continue to be paid each year (even after the Contract Value was reduced to zero) until the Rider terminates.

If there was a change in Owner, Beneficiary or marital status prior to the death of the first Designated Life that resulted in the surviving Designated Life (spouse) to become ineligible for lifetime income benefits, then the lifetime income benefits under the Rider would not continue for the surviving Designated Life and the Rider would terminate upon the death of the first Designated Life.

Income Access

Rider Terms

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions in effect as of the Rider Effective Date.

Protected Payment Amount – The maximum amount that can be withdrawn each Contract Year under this Rider without reducing the Protected Payment Base. The Protected Payment Amount on any day after the Rider Effective Date is equal to the lesser of:

•	7% of the Protected Payment Base as of that day, or

•	the Remaining Protected Balance as of that day.

The Protected Payment Amount for a Contract Year is determined at the beginning of that Contract Year and will remain unchanged throughout that Contract Year. The initial Protected Payment Amount on the Rider Effective Date is equal to 7% of the initial Protected Payment Base.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Remaining Protected Balance – The amount available for future withdrawals made under this Rider. The initial Remaining Protected Balance is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Reset Date – Any Contract Anniversary beginning with the 1st Contract Anniversary after the Rider Effective Date or the most recent Reset Date, whichever is later, on which an Automatic Reset or Owner-Elected Reset occurs to Reset the Remaining Protected Balance to an amount equal to 100% of the Contract Value, determined as of that Contract Anniversary. The terms Reset and Step-Up have the same meaning for this Rider. The term Step-Up may be used in the Rider attached to your Contract.

Rider Effective Date – The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

How the Rider Works

This Rider allows for withdrawals up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates. This Rider does not provide lifetime withdrawal benefits. The initial Remaining Protected Balance is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

The Income Access Rider also provides, on any Contract Anniversary beginning with the 1st anniversary of the Effective Date or most recent Reset Date, Automatic Annual Resets and Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value as of that Contract Anniversary.

The Protected Payment Base and Remaining Protected Balance may change over time. An Automatic Reset or Owner-Elected Reset will increase or decrease the Protected Payment Base and Remaining Protected Balance depending on the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will reduce the Remaining Protected Balance by the amount of the withdrawal and will not change the Protected Payment Base. If a withdrawal is greater than the Protected Payment Amount and the Contract Value is less than the Protected Payment Base, both the Protected Payment Base and Remaining Protected Balance will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

Amounts withdrawn under the Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including a TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59 1/2, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES – IRAs and Qualified Plans.

Withdrawal of Protected Payment Amount

While the Rider is in effect, you may make cumulative withdrawals up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Remaining Protected Balance equals zero. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year.

Under your Contract, you may withdraw more than the Protected Payment Amount each Contract Year. However, withdrawals of more than the Protected Payment Amount in a Contract Year will cause an immediate adjustment to the Remaining Protected Balance, the Protected Payment Base, and, at the next Contract Anniversary, the Protected Payment Amount.

If a withdrawal does not cause the total amount withdrawn during the Contract Year to exceed the Protected Payment Amount, the Protected Payment Base will remain unchanged. The Remaining Protected Balance will decrease by the withdrawal amount immediately following the withdrawal.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD Withdrawal) causes the total amount withdrawn during the Contract Year to exceed the Protected Payment Amount, we will (immediately following the excess withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. (See example 4 in Sample Calculations for a numerical example of the adjustments to the Protected Payment Base and Remaining Protected Balance as a result of an excess withdrawal.) If a withdrawal is greater than the Protected Payment Amount and the Contract Value is less than the Protected Payment Base, both the Protected Payment Base and Remaining Protected Balance will be reduced by an amount that is greater than the excess amount withdrawn.

The Protected Payment Amount will remain unchanged until the next Contract Anniversary, when the Protected Payment Amount for the new Contract Year is determined.

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

A withdrawal may not exceed the amount available for withdrawal under the Contract, if such withdrawal would cause the cumulative withdrawals for that Contract Year to exceed the Protected Payment Amount and reduce the Contract Value to zero.

Except as otherwise provided under the Required Minimum Distributions subsection below, if, immediately after a withdrawal, the cumulative withdrawals for that Contract Year do not exceed the Protected Payment Amount and the Contract Value is reduced to zero, the following will apply:

•	the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency, as elected by you, but no less frequently than annually, until the Remaining Protected Balance is reduced to zero,

•	no additional Purchase Payments will be accepted under the Contract,

•	any Remaining Protected Balance will not be available for payment in a lump sum or may not be applied to provide payments under an Annuity Option, and

•	the Contract will cease to provide any death benefit.

If the Owner or sole surviving Annuitant dies and the Contract Value is zero as of the date of death, any Remaining Protected Balance will be paid to the designated Beneficiary under the series of pre-authorized withdrawals and payment frequency then in effect at the time of the Owner’s or sole surviving Annuitant’s death. If, however, the Remaining Protected Balance would be paid over a period that exceeds the life expectancy of the Beneficiary, the pre-authorized withdrawal amount will be adjusted so that the withdrawal payments will be paid over a period that does not exceed the Beneficiary’s life expectancy.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions in effect at that time,

•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•	the Annual RMD Amount is based on this Contract only, and

•	only RMD Withdrawals are made from the Contract during the Contract Year.

Immediately following an RMD Withdrawal, the Remaining Protected Balance will decrease by the RMD Withdrawal amount.

If the Contract Value is reduced to zero, RMD Withdrawals will cease and any Remaining Protected Balance will be paid under a series of pre-authorized withdrawals in accordance with the terms of the Rider.

See FEDERAL TAX ISSUES – Qualified Contracts – Required Minimum Distributions.

Reset of Protected Payment Base and Remaining Protected Balance

Regardless of which Reset option is used, on and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of annual Charges and any future Reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. Please discuss with your financial advisor your Contract’s maximum Annuity Date when considering Reset options. A Reset occurs when the Protected Payment Base and Remaining Protected Balance are changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically Reset the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value, if the Protected Payment Base is less than the Contract Value on that Contract Anniversary. The annual charge percentage may change as a result of any Automatic Reset (see CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges).

Automatic Reset – Opt-Out Election. Within 60 days after a Contract Anniversary on which an Automatic Reset is effective, you have the option to reinstate the Protected Payment Base, Remaining Protected Balance and any change in the annual charge percentage to their respective amounts immediately before the Automatic Reset. Any future Automatic Resets will continue in accordance with the Automatic Reset paragraph above.

If you elect this option, your opt-out election must be received, In Proper Form, within the same 60 day period after the Contract Anniversary on which the Reset is effective.

Automatic Reset – Future Participation. You may elect not to participate in future Automatic Resets at any time. Your election must be received, In Proper Form, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries.

If you previously elected not to participate in Automatic Resets, you may re-elect to participate in future Automatic Resets at any time. Your election to resume participation must be received, In Proper Form, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries as described in the Automatic Reset paragraph above.

Owner-Elected Resets (Non-Automatic). On any Contract Anniversary beginning with the 1st Contract Anniversary, measured from the Rider Effective Date or the most recent Reset Date, whichever is later, you may elect to Reset the Remaining Protected Balance and Protected Payment Base to an amount equal to 100% of the Contract Value. The annual charge percentage may change as a result of this Reset.

If you elect this option, your election must be received, In Proper Form, within 60 days after the Contract Anniversary on which the Reset is effective. The Reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base, Remaining Protected Balance and Protected Payment Amount. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. You are strongly advised to work with your financial advisor prior to electing an Owner-Elected Reset. We will provide you with written confirmation of your election.

Subsequent Purchase Payments

If we receive any additional Purchase Payments to the Contract, we will immediately increase the Protected Payment Base and Remaining Protected Balance by the amount of the Purchase Payment. However, the Protected Payment Amount will remain unchanged until the next Contract Anniversary, when the Protected Payment Amount for the new Contract Year is determined.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies while this Rider is in effect and if the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, the surviving spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Remaining Protected Balance is reduced to zero (0). The surviving spouse may elect any of the reset options available under this Rider for subsequent Contract Anniversaries.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract and Rider (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Death Benefits).

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically end on the earliest of:

•	the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements,

•	the day the Remaining Protected Balance is reduced to zero,

•	the date of the first death of an Owner or the date of death of the sole surviving Annuitant (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

•	for Contracts with a Non-Natural Owner, the date of the first death of an Annuitant, including Primary, Joint and Contingent Annuitants,

•	the day the Contract is terminated in accordance with the provisions of the Contract, except as otherwise provided in the paragraph below,

•	the day you exchange this Rider for another withdrawal benefit Rider,

•	the Annuity Date, or

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD Withdrawal) that exceeds the Protected Payment Amount.

The Rider and the Contract will not terminate on the first death of an Owner or death of the sole surviving Annuitant, or the day the Contract is terminated in accordance with the provisions of the Contract if, at the time of those events, the Contract Value is zero and we are making pre-authorized withdrawals of the Remaining Protected Balance under the provisions of the Rider. If we are making pre-authorized withdrawals, the Contract will terminate on the day the Remaining Protected Balance is zero.

Sample Calculations

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

Example #1 – Setting of Initial Values.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date

				Protected	Protected	Remaining
	Purchase		Contract	Payment	Payment	Protected
	Payment	Withdrawal	Value	Base	Amount	Balance

Rider Effective Date	$100,000		$100,000	$100,000	$7,000	$100,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 7% of Protected Payment Base = $7,000

Example #2 – Subsequent Purchase Payments.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	A subsequent Purchase Payment of $20,000 is received during Contract Year 1.
•	No withdrawals taken.
•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected	Remaining
	Purchase		Contract	Payment	Payment	Protected
	Payment	Withdrawal	Value	Base	Amount	Balance

Rider Effective Date	$100,000		$100,000	$100,000	$7,000	$100,000

Activity	$20,000		$122,000	$120,000	$7,000	$120,000

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$122,000	$120,000	$8,400	$120,000

Year 2 Contract Anniversary	(After Automatic Reset)		$122,000	$122,000	$8,540	$122,000

Immediately after the $20,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $120,000 ($100,000 + $20,000). The Protected Payment Amount after the Purchase Payment remains at $7,000 until the Protected Payment Amount is determined at Year 2 Contract Anniversary.

At Year 2 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 2 Contract Anniversary – Prior to Automatic Reset), an Automatic Reset occurred which changes the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Year 2 Contract Anniversary – After Automatic Reset). As a result, the Protected Payment Amount is equal to $8,540 (7% of the reset Protected Payment Base).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of additional amounts credited, charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 – Withdrawals Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	A subsequent Purchase Payment of $20,000 is received during Contract Year 1.
•	Automatic Reset at the Beginning of Contract Year 2.
•	A withdrawal equal to or less than the Protected Payment Amount is taken during Contract Year 2.
•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected	Remaining
	Purchase			Payment	Payment	Protected
	Payment	Withdrawal	Contract Value	Base	Amount	Balance

Rider Effective Date	$100,000		$100,000	$100,000	$7,000	$100,000

Activity	$20,000		$122,000	$120,000	$7,000	$120,000

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$122,000	$120,000	$8,400	$120,000

Year 2 Contract Anniversary	(After Automatic Reset)		$122,000	$122,000	$8,540	$122,000

Activity		$8,540	$116,000	$122,000	$8,540	$113,460

Year 3 Contract Anniversary			$116,000	$122,000	$8,540	$113,460

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

As the withdrawal during Contract Year 2 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($8,540):

•	the Protected Payment Base remains unchanged; and
•	the Remaining Protected Balance is reduced by the amount of the withdrawal to $113,460 ($122,000 − $8,540).

Example #4 – Withdrawals Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.
•	A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.
•	Automatic Reset at Beginning of Contract Year 2 and 4.
•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected	Remaining
	Purchase		Contract	Payment	Payment	Protected
	Payment	Withdrawal	Value	Base	Amount	Balance

Rider Effective Date	$100,000		$100,000	$100,000	$7,000	$100,000

Activity	$100,000		$200,000	$200,000	$7,000	$200,000

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$14,000	$200,000

Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$14,490	$207,000

Activity		$15,000	$206,490	$206,503	$14,490	$192,000

Year 3 Contract Anniversary			$206,490	$206,503	$14,455	$192,000

Year 4 Contract Anniversary	(Prior to Automatic Reset)		$220,944	$206,503	$14,455	$192,000

Year 4 Contract Anniversary	(After Automatic Reset)		$220,944	$220,944	$15,466	$220,944

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $15,000 withdrawal during Contract Year 2 exceeds the Protected Payment Amount immediately prior to the withdrawal ($15,000 > $14,490), the Protected Payment Base and Remaining Protected Balance immediately after the withdrawal are reduced.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $221,490
•	Protected Payment Base = $207,000
•	Remaining Protected Balance = $207,000
•	Protected Payment Amount = $14,490 (7% × Protected Payment Base; 7% × $207,000 = $14,490)
•	No withdrawals were taken prior to the excess withdrawal

A withdrawal of $15,000 was taken, which exceeds the Protected Payment Amount of $14,490 for the Contract Year. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $510 (total withdrawal amount − Protected Payment Amount; $15,000 − $14,490 = $510).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount). The Contract Value prior to the withdrawal was $221,490, which equals the $206,490 after the withdrawal plus the $15,000 withdrawal amount. Numerically, the ratio is 0.24% ($510 ÷ ($221,490 − $14,490); $510 ÷ $207,000 = 0.0024 or 0.24%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $206,503 (Protected Payment Base × (1 − ratio); $207,000 × (1 − 0.24%); $207,000 × 99.76% = $206,503).

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance immediately before the withdrawal is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the new Remaining Protected Balance is $192,047 (Remaining Protected Balance immediately before the withdrawal − Protected Payment Amount) × (1 − ratio); ($207,000 − $14,490) × (1 − 0.24%); $192,510 × 99.76% = $192,047).

To determine the total withdrawal amount reduction, the Remaining Protected Balance immediately before the withdrawal is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the new Remaining Protected Balance is $192,000 (Remaining Protected Balance immediately before the withdrawal − total withdrawal amount; $207,000 − $15,000 = $192,000).

Therefore, since $192,000 (total withdrawal amount method) is less than $192,047 (proportionate method) the new Remaining Protected Balance is $192,000.

The Protected Payment Amount immediately after the withdrawal is equal to $14,490, but at the Beginning on Contract Year 3, it is adjusted to $14,455 (7% of the Protected Payment Base (7% of $206,503 = $14,455).

At Year 4 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 4 Contract Anniversary – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Year 4 Contract Anniversary – After Automatic Reset).

Example #5 – RMD Withdrawals.

This is an example of the effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base and Remaining Protected Balance. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance

05/01/2006 Contract Anniversary				$100,000	$7,000	$100,000

01/01/2007			$7,500

03/15/2007	$1,875			$100,000	$7,000	$98,125

05/01/2007 Contract Anniversary				$100,000	$7,000	$98,125

06/15/2007	$1,875			$100,000	$7,000	$96,250

09/15/2007	$1,875			$100,000	$7,000	$94,375

12/15/2007	$1,875			$100,000	$7,000	$92,500

01/01/2008			$8,000

03/15/2008	$2,000			$100,000	$7,000	$90,500

05/01/2008 Contract Anniversary				$100,000	$7,000	$90,500

Since the RMD Amount for 2008 increases to $8,000, the quarterly withdrawals of the RMD Amount increase to $2,000, as shown by the RMD Withdrawal on March 15, 2008. Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. The only effect is a reduction in the Remaining Protected Balance equal to the amount of each withdrawal.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance

05/01/2006 Contract Anniversary				$100,000	$7,000	$100,000

01/01/2007			$7,500

03/15/2007	$1,875			$100,000	$7,000	$98,125

04/01/2007		$2,000		$100,000	$7,000	$96,125

05/01/2007 Contract Anniversary				$100,000	$7,000	$96,125

06/15/2007	$1,875			$100,000	$7,000	$94,250

09/15/2007	$1,875			$100,000	$7,000	$92,375

11/15/2007		$4,000		$99,140	$7,000	$88,358

On 3/15/07 there was an RMD Withdrawal of $1,875 and on 4/1/07 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/06 through 4/30/07) did not exceed the Protected Payment Amount of $7,000 there was no adjustment to the Protected Payment Base. The only effect is a reduction in the Remaining Protected Balance and the Protected Payment Amount equal to the amount of each withdrawal. On 5/1/07, the Protected Payment Amount was re-calculated (7% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/07, there was a non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($7,000). As the withdrawal exceeded the Protected Payment Amount and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $99,140 and the Remaining Protected Balance is reduced to $88,358.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $90,000
•	Protected Payment Base = $100,000
•	Remaining Protected Balance = $92,375
•	Protected Payment Amount less withdrawals already taken = $7,000 − $3,750 = $3,250

A withdrawal of $4,000 was taken, which exceeds the Protected Payment Amount for the Contract Year. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount less withdrawals already taken. Numerically, the excess withdrawal amount is $750 (total withdrawal amount − Protected Payment Amount less withdrawals already taken; $4,000 − ($7,000 − $3,750) = $750).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount). Numerically, the ratio is 0.86% ($750 ÷ ($90,000 − $3,250); $750 ÷ $86,750 = 0.0086 or 0.86%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $99,140 (Protected Payment Base × (1 − ratio); $100,000 × (1 − 0.86%); $100,000 × 99.14% = $99,140).

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $88,358 (Remaining Protected Balance − Protected Payment Amount) × (1 − ratio); ($92,375 − $3,250) × (1 − 0.86%); $89,125 × 99.14% = $88,358).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $88,375 (Remaining Protected Balance − total withdrawal amount; $92,375 − $4,000 = $88,375).

Therefore, since $88,358 (proportionate method) is less than $88,375 (total withdrawal amount method) the new Remaining Protected Balance is $88,358.

Guaranteed Protection Advantage 3 (GPA 3)

How the Rider Works

The Rider will remain in effect, unless otherwise terminated, for a 10-year period (the “Term”) beginning on the Effective Date of the Rider.

On the last day of the Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than the Guaranteed Protection Amount. The additional amount will be equal to the difference between the Contract Value on the last day of the Term and the Guaranteed Protection Amount. The additional amount added to the Contract Value will be considered earnings and allocated to your Investment Options according to your most recent allocation instructions. Additional Purchase Payments that are not part of the Guaranteed Protection Amount (Purchase Payments made after the first year of a Term and not included in a Step-Up) will not be included in the benefit calculation at the end of Term.

The Guaranteed Protection Amount is equal to (a) plus (b) minus (c) as indicated below:

(a)	is the Contract Value at the start of the Term,

(b)	is the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c)	is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Guaranteed Protection Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

For purposes of determining the Contract Value at the start of the Term, if the Effective Date of the Rider is the Contract Date, the Contract Value is equal to the initial Purchase Payment. If the Effective Date of the Rider is a Contract Anniversary, the Contract Value is equal to the Contract Value on that Contract Anniversary. Any subsequent Purchase Payments received after the first year of a Term are not included in the Guaranteed Protection Amount.

If, on the last day of the Term, the Contract is annuitized, the first death of an Owner or the death of the last surviving Annuitant occurs (death of any Annuitant for Non-Natural Owners), or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Rider before the payment of any annuity or death benefits, or full withdrawal. No additional amount will be made if the Contract Value on the last day of the Term is greater than or equal to the Guaranteed Protection Amount.

Optional Step-Up in the Guaranteed Protection Amount

On any Contract Anniversary beginning with the 3rd anniversary of the Effective Date of this Rider and before the Annuity Date, you may elect to increase (“Step-Up”) your Guaranteed Protection Amount.

If you elect the optional Step-Up, the following conditions will apply:

•	your election of a Step-Up must be received, In Proper Form, within 60 days after the Contract Anniversary on which the Step-Up is effective,

•	the Guaranteed Protection Amount will be equal to your Contract Value as of the Effective Date of the Step-Up (“Step-Up Date”),

•	a new 10-year Term will begin as of the Step-Up Date, and

•	you may not elect another Step-Up until on or after the 3rd anniversary of the latest Step-Up Date.

We will not permit a Step-Up if the new 10-year Term will extend beyond the Annuity Date.

The annual charge percentage may change if you elect a Step-Up, but it will never be more than the maximum annual charge percentage associated with the Rider. If you do not elect any Step-Up of the Guaranteed Protection Amount during the Term of the Rider, your annual charge percentage will remain the same as it was on the Effective Date of the Rider.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies during the Term and the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of the Rider will continue until the end of the Term.

Termination

The Rider will automatically terminate at the end of the Term, or, if earlier on:

•	the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements,

•	the day we receive notification from the Owner to terminate the Rider,

•	the date a full withdrawal of the amount available for withdrawal is made under the Contract,

•	the date of the first death of an Owner or the date of death of the last surviving Annuitant (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

•	for Contracts with a Non-Natural Owner, the date of the first death of an Annuitant, including Primary, Joint and Contingent Annuitants,

•	the date the Contract is terminated according to the provisions of the Contract, or

•	the Annuity Date.

If your request to terminate the Rider is received at our Service Center within 60 days after a Contract Anniversary, the Rider will terminate on that Contract Anniversary. If your request to terminate the Rider is received at our Service Center more than 60 days after a Contract Anniversary, the Rider will terminate the day we receive the request.

If the Rider is terminated, you must wait until a Contract Anniversary that is at least 1 year from the Effective Date of the termination before the Rider may be purchased again (if available).

Sample Calculations

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date

•	A subsequent Purchase Payment of $20,000 is received in Contract Year 1 and $10,000 is received in Contract Year 4.
•	A withdrawal of $10,000 is taken during Contract Year 7.

Beginning	Purchase			Guaranteed	Amount
of Contract	Payments	Withdrawal	Contract	Protection	added to the
Year	Received	Amount	Value	Amount	Contract Value

1	$100,000		$100,000	$100,000

Activity	$20,000		$118,119	$120,000

2			$117,374	$120,000

3			$114,439	$120,000

4			$111,578	$120,000

Activity	$10,000		$119,480	$120,000

5			$118,726	$120,000

6			$124,662	$120,000

Step-Up (New 10- Year Term Begins)			$124,662	$124,662

7			$121,546	$124,662

Activity		$10,000	$109,259	$114,209

8			$108,570	$114,209

9			$105,856	$114,209

10			$103,209	$114,209

11			$100,629	$114,209

12			$98,114	$114,209

13			$95,661	$114,209

14			$93,269	$114,209

15			$90,937	$114,209

Values at End of 15th Year			$88,664 $114,209	$114,209 $0	$25,545

The Guaranteed Protection Amount is equal to (a) + (b) − (c) as indicated below:

(a)	is the Contract Value at the start of the Term,
(b)	is the amount of each subsequent Purchase Payment received during the first year of the Term, and
(c)	is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Guaranteed Protection Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

On the Rider Effective Date, the initial values are set as follows:

•	Guaranteed Protected Amount = Initial Purchase Payment = $100,000 ($100,000 + 0 − 0 = $100,000)

During Contract Year 1, an additional Purchase Payment of $20,000 was made. Since this Purchase Payment was made during the first Contract Year, the Guaranteed Protection Amount will be increased by $20,000 to $120,000. ($100,000 + $20,000 − 0 = $120,000)

During Contract Year 4, an additional Purchase Payment of $10,000 was made. However, this Purchase Payment will not increase the Guaranteed Protection Amount because it was not made during the first Contract Year (or first year of the 10-Year Term).

On the 6th Contract Anniversary, an optional Step-Up was elected. The Step-Up will reset the Guaranteed Protection Amount equal to the Contract Value ($124,662) as of that Contract Anniversary.

During Contract Year 7, a withdrawal of $10,000 was made. This withdrawal will reduce the Guaranteed Protection Amount on a pro rata basis and will result in a new Guaranteed Protection Amount. The pro rata adjustment is $10,453 and was determined by calculating the ratio of the withdrawal to the Contract Value immediately before the withdrawal ($10,000 / $119,259 = 0.08385) multiplied by the Guaranteed Protection Amount prior to the withdrawal ($124,662 * 0.08385 = $10,453). The new Guaranteed Protection Amount (a) + (b) − (c) = $114,209 ($124,662 + 0 − $10,453 = 114,209).

At the end of Contract Year 15 (end of the 10-Year Term) the Contract Value ($88,664) is less than the Guaranteed Protection Amount ($114,209). Therefore, $25,545 ($114,209 − $88,664 = $25,545) is added to the Contract Value and the Rider terminates.

CoreProtect Advantage

(This Rider is called the Guaranteed Withdrawal Benefit IV Rider in the Contract’s Rider.)

Rider Terms

Annual Credit – An amount added to the Annual Credit Value.

Annual Credit Value – One of two values (the other value is the Highest Anniversary Value) that determine the Protected Payment Base prior to the earlier of:

•	the first withdrawal since the Rider Effective Date, or

•	10 Contract Anniversaries from the Rider Effective Date.

The Annual Credit Value is increased each year by any Annual Credits, plus any subsequent Purchase Payments received from the most recent Contract Anniversary, during the periods described above.

The initial Annual Credit Value is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions in effect as of the Rider Effective Date.

Highest Anniversary Value – One of two values (the other value is the Annual Credit Value) that determine the Protected Payment Base prior to the earlier of:

•	the first withdrawal since the Rider Effective Date, or

•	10 Contract Anniversaries from the Rider Effective Date.

On any day after the Rider Effective Date and during the periods described above, the Highest Anniversary Value is equal to:

•	the Highest Anniversary Value as of the prior day, plus

•	Purchase Payments received by us on that day.

On any Contract Anniversary after the Rider Effective Date, the Highest Anniversary Value is equal to the greater of:

•	the Contract Value as of that Contract Anniversary (prior to the Rider fee assessment), or

•	the Highest Anniversary Value immediately prior to that Contract Anniversary.

The initial Highest Anniversary Value is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Protected Payment Amount – The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base.

If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is age 65 or older when the first withdrawal was taken or the most recent reset, whichever is later, the Protected Payment Amount on any day after the Rider Effective Date is equal to 5% multiplied by the Protected Payment Base as of that day, less cumulative withdrawals during the Contract Year.

If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is age 64 or younger when the first withdrawal was taken or the most recent reset, whichever is later, the Protected Payment Amount on any day after the Rider Effective Date is equal to the lesser of:

•	5% multiplied by the Protected Payment Base as of that day, less cumulative withdrawals during that Contract Year, or

•	the Remaining Protected Balance as of that day.

The Protected Payment Amount will never be less than zero. The initial Protected Payment Amount on the Rider Effective Date is equal to 5% of the initial Protected Payment Base.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will never be less than zero and will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Remaining Protected Balance – The amount available for future withdrawals made under this Rider, unless withdrawals are guaranteed until the death of an Owner or sole surviving Annuitant (first Annuitant in the case of a Non-Natural Owner). The Remaining Protected

Balance will never be less than zero. The initial Remaining Protected Balance is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Reset Date – Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset or an Owner-Elected Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

Adjustment to Protected Payment Base and Remaining Protected Balance Using the Annual Credit Value or Highest Anniversary Value

On each Contract Anniversary, while this Rider is in effect, before the Annuity Date, and before the earlier of:

•	the first withdrawal since the Rider Effective Date, or

•	10 Contract Anniversaries from the Rider Effective Date,

the Protected Payment Base and Remaining Protected Balance will be equal to the greater of the Annual Credit Value or the Highest Anniversary Value. An increase to the Annual Credit Value or Highest Anniversary Value is not considered an Automatic Reset or an Owner-Elected Reset and will not result in a change to the annual charge percentage. In addition, once resets become available (after the first withdrawal or 10 Contract Anniversaries as described above), eligibility for the Annual Credit Value or Highest Anniversary Value adjustment cannot be reinstated by any Automatic Reset or Owner-Elected Reset.

Subsequent Purchase Payments

Purchase Payments received after the Rider Effective Date and prior to the earlier of:

•	the first withdrawal since the Rider Effective Date, or

•	10 Contract Anniversaries from the Rider Effective Date,

will result in an increase in the Annual Credit Value, Highest Anniversary Value, Protected Payment Base, and Remaining Protected Balance equal to the Purchase Payment Amount.

Purchase Payments received after the Rider Effective Date and after the earlier of:

•	the first withdrawal since the Rider Effective Date, or

•	10 Contract Anniversaries from the Rider Effective Date,

will result in an increase in the Protected Payment Base and Remaining Protected Balance equal to the Purchase Payment Amount.

In addition, for purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the later of the 1st Contract Anniversary or most recent Reset Date to exceed $100,000 without our prior approval. This provision only applies if the Contract to which this Rider is attached, permits Purchase Payments after the 1st Contract Anniversary, measured from the Contract Date.

How the Rider Works

On any day, this Rider guarantees you can withdraw up to the Protected Payment Amount each contract year, regardless of market performance, until the Rider terminates. Lifetime withdrawals up to the Protected Payment Amount may continue after the Remaining Protected Balance is reduced to zero (0) if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) was age 65 or older when the first withdrawal was taken after the Rider Effective Date or the most recent Reset Date, whichever is later. If a withdrawal was taken at age 64 or younger and there was no subsequent Reset, the Rider will terminate once the Remaining Protected Balance is reduced to zero (0). This Rider also provides for a Highest Anniversary Value feature and for an amount (an “Annual Credit”) to be added to the Annual Credit Value. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

The Protected Payment Base and Remaining Protected Balance may change over time. The Annual Credit Value or the Highest Anniversary Value (whichever is greater) will increase the Protected Payment Base and the Remaining Protected Balance prior to the earlier of the first withdrawal since the Rider Effective Date or 10 Contract Anniversaries from the Rider Effective Date. An Automatic Reset or Owner-Elected Reset will increase or decrease the Protected Payment Base and Remaining Protected Balance depending on the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will reduce the Remaining Protected Balance by the amount of the withdrawal and will not change the Protected Payment Base. If a withdrawal is greater than Protected Payment Amount and the Contract Value is less than the Protected Payment Base, both the Protected Payment Base and Remaining Protected Balance will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including a TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59 1/2, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES – IRAs and Qualified Plans.

Withdrawal of Protected Payment Amount

While this Rider is in effect, you may withdraw up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year.

If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. The Remaining Protected Balance will decrease by the withdrawal amount immediately following the withdrawal.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD Withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the excess withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. (See example 4 in Sample Calculations for a numerical example of the adjustments to the Protected Payment Base, Remaining Protected Balance and Protected Payment Amount as a result of an excess withdrawal.) If a withdrawal is greater than the Protected Payment Amount and the Contract Value is less than the Protected Payment Base, both the Protected Payment Base and Remaining Protected Balance will be reduced by an amount that is greater than the excess amount withdrawn.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions in effect at that time,

•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•	the Annual RMD Amount is based on this Contract only, and

•	only RMD Withdrawals are made from the Contract during the Contract Year.

Immediately following an RMD Withdrawal, the Remaining Protected Balance will decrease by the RMD Withdrawal amount.

See FEDERAL TAX ISSUES – Qualified Contracts – General Rules – Required Minimum Distributions.

Depletion of Contract Value

If a withdrawal (including an RMD Withdrawal) does not exceed the Protected Payment Amount immediately prior to the withdrawal and reduces the Contract Value to zero, the following will apply:

•	if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner):

•	was age 64 or younger when the first withdrawal was taken under the Rider, after the Rider Effective Date or the most recent Reset Date, whichever is later, the Protected Payment Amount will be paid each year until the Remaining Protected Balance is reduced to zero, or

•	was age 65 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, the Protected Payment Amount will be paid each year until the day of death of an Owner or sole surviving Annuitant (first Annuitant in the case of a Non-Natural Owner).

•	the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

•	no additional Purchase Payments will be accepted under the Contract,

•	any Remaining Protected Balance will not be available for payment in a lump sum and will not be applied to provide payments under an Annuity Option, and

•	the Contract will cease to provide any death benefit.

Depletion of Remaining Protected Balance

If a withdrawal (including an RMD Withdrawal) reduced the Remaining Protected Balance to zero and Contract Value remains, the following will apply:

If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner):

•	was age 64 or younger when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, this Rider will terminate, or

•	was age 65 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, you may elect to withdraw up to the Protected Payment Amount each year until the day of death of an Owner or the sole surviving Annuitant (first Annuitant in the case of a Non-Natural Owner). If an Automatic or Owner-Elected Reset occurs, the Remaining Protected Balance will be reinstated to an amount equal to the Contract Value as of that Contract Anniversary.

Before your Remaining Protected Balance is zero, if you took your first withdrawal at age 64 or younger and you would like to be eligible for lifetime payments under the Rider, an Automatic or Owner-Elected Reset must occur and your first withdrawal after that Reset must be taken on or after age 65. See the Reset of Protected Payment Base and Remaining Protected Balance subsection of this Rider. If you are age 64 or younger when the Remaining Protected Balance is zero and Contract Value remains, the Rider will terminate and there is no opportunity for a Reset.

If a withdrawal (except an RMD Withdrawal) made from the Contract exceeds the Protected Payment Amount, the Protected Payment Base will be reduced according to the Withdrawals Exceeding the Protected Payment Amount subsection.

Any death benefit proceeds to be paid to the Beneficiary from remaining Contract Value will be paid according to the Death Benefit provisions of the Contract.

Annual Credit

On each Contract Anniversary after the Rider Effective Date, an Annual Credit will be added to the Annual Credit Value until the earlier of:

•	the first withdrawal from the Contract since the Rider Effective Date, or

•	10 Contract Anniversaries measured from the Rider Effective Date.

The Annual Credit is equal to 5% of either:

•	total Purchase Payments if the Rider is purchased on the Contract Issue Date, or

•	the Contract Anniversary Value at the time the Rider is added to the Contract plus any subsequent Purchase Payments received after the Rider Effective Date.

Once a withdrawal (including an RMD Withdrawal) or 10 Contract Anniversaries has occurred, as measured from the Rider Effective Date, no Annual Credit will be added to the Annual Credit Value. In addition, Annual Credit eligibility cannot be reinstated by any Automatic Reset or Owner-Elected Reset.

The Annual Credit is not added to your Contract Value.

Reset of Protected Payment Base and Remaining Protected Balance

A reset occurs when the Protected Payment Base and Remaining Protected Balance are changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary, while this Rider is in effect, before the Annuity Date, and after the earlier of:

•	the first withdrawal since the Rider Effective Date, or

•	10 Contract Anniversaries from the Rider Effective Date,

we will automatically reset the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value, if the Protected Payment Base is less than the Contract Value on that Contract Anniversary. The annual charge percentage may change as a result of any Automatic Reset (see CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges).

Automatic Reset – Opt-Out Election. Within 60 days after a Contract Anniversary on which an Automatic Reset is effective, you have the option to reinstate the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and annual charge percentage to their respective amounts immediately before the Automatic Reset. Any future Automatic Resets will continue in accordance with the Automatic Reset paragraph above.

If you elect this option, your opt-out election must be received, In Proper Form, within the same 60 day period after the Contract Anniversary on which the reset is effective.

Automatic Reset – Future Participation. You may elect not to participate in future Automatic Resets at any time. Your election must be received, In Proper Form, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries.

If you previously elected not to participate in Automatic Resets, you may re-elect to participate in future Automatic Resets at any time. Your election to resume participation must be received, In Proper Form, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries as described in the Automatic Reset paragraph above.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary after the earlier of:

•	the first withdrawal since the Rider Effective Date, or

•	10 Contract Anniversaries from the Rider Effective Date,

elect to reset the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value. An Owner-Elected Reset may be elected while Automatic Resets are in effect. The annual charge percentage may change as a result of this Reset.

If you elect this option, your election must be received, In Proper Form, within 60 days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base, Remaining Protected Balance and Protected Payment Amount. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. You are strongly advised to work with your financial advisor prior to electing an Owner-Elected Reset. We will provide you with written confirmation of your election.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only fixed annuity option is chosen, the annuity payments will be equal to the greater of:

•	the Life Only fixed annual payment amount based on the terms of your Contract, or

•	the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base, Remaining Protected Balance and Protected Payment Amount under this Rider will not be used in determining any annuity payments. Work with your financial advisor to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

The annuity payments described in this subsection are available to you even if your first withdrawal was taken prior to age 65 and no Resets have occurred.

Continuation of Rider if Surviving Spouse Continues Contract

If the Contract Value or Remaining Protected Balance is zero when the Owner dies, the Rider will terminate. If the Contract Value and Remaining Protected Balance are greater than zero and the Owner dies while this Rider is in effect, the surviving spouse of the deceased Owner may elect to continue the Contract in accordance with its terms and the surviving spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Remaining Protected Balance is reduced to zero.

The surviving spouse may elect any of the reset options available under this Rider for subsequent Contract Anniversaries. If a reset takes place, then the provisions of this Rider will continue in full force and in effect for the surviving spouse. In addition, if the surviving spouse is age 65 or older when the first withdrawal is taken after the most recent Reset Date and this Reset Date occurred after the surviving spouse continued the Contract, then the surviving spouse may take withdrawals of the Protected Payment Amount (based on the new Protected Payment Base) for life.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract and Rider (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Death Benefits).

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements,

•	the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner), was age 64 or younger when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later,

•	the date of death of an Owner or the sole surviving Annuitant (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

•	for Contracts with a Non-Natural Owner, the date of death of an Annuitant, including Primary, Joint and Contingent Annuitants,

•	the day the Contract is terminated in accordance with the provisions of the Contract,

•	the day we are notified of a change in ownership of the Contract to a non-spouse Owner if the Contract is Non-Qualified (excluding changes in ownership to or from certain trusts),

•	the day you exchange this Rider for another withdrawal benefit Rider,

•	the Annuity Date (see the Annuitization subsection for additional information), or

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD Withdrawal) that exceeds the Protected Payment Amount.

See the Depletion of Contract Value subsection for situations where the Rider will not terminate when the Contract Value is reduced to zero and see the Depletion of Remaining Protected Balance subsection for situations where the Rider will not terminate when the Remaining Protected Balance is reduced to zero.

Sample Calculations

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform.

Example #1 – Setting of Initial Values.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Owner’s Age = 65 on the Contract Date

				Annual	Highest	Protected	Protected	Remaining
	Purchase			Credit	Anniversary	Payment	Payment	Protected
	Payment	Withdrawal	Contract Value	Value	Value	Base	Amount	Balance

Rider Effective Date	$100,000		$100,000	$100,000	$100,000	$100,000	$5,000	$100,000

On the Rider Effective Date, the initial values are set as follows:

•	Annual Credit Value = $100,000

•	Highest Anniversary Value = $100,000
•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Example #2 – Subsequent Purchase Payments.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Owner’s Age = 65 on the Contract Date
•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.
•	No withdrawals taken.
•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Annual	Highest	Protected	Protected	Remaining
	Purchase			Credit	Anniversary	Payment	Payment	Protected
	Payment	Withdrawal	Contract Value	Value	Value	Base	Amount	Balance

Rider Effective Date	$100,000		$100,000	$100,000	$100,000	$100,000	$5,000	$100,000

Activity	$100,000		$200,000	$200,000	$200,000	$200,000	$10,000	$200,000

Year 2 Contract Anniversary			$208,000	$210,000	$208,000	$210,000	$10,500	$210,000

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 1, the Annual Credit Value, Highest Anniversary Value, Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $200,000 ($100,000 + $100,000). The Protected Payment Amount after the Purchase Payment is equal to $10,000 (5% of the Protected Payment Base after the Purchase Payment since there were no withdrawals during that Contract Year).

Since no withdrawal occurred prior to Year 2 Contract Anniversary, an annual credit of $10,000 (5% of total Purchase Payments) is applied to the Annual Credit Value on that Contract Anniversary, increasing it to $210,000. On Year 2 Contract Anniversary, the Protected Payment Base and Remaining Protected Balance are reset to $210,000, which is the greater of Annual Credit Value or Highest Anniversary Value. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $10,500 (5% of the Protected Payment Base on that Contract Anniversary).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of additional amounts credited, charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 – Withdrawals Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Owner’s Age = 65 on the Contract Date
•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.
•	A withdrawal equal to or less than the Protected Payment Amount is taken during Contract Years 2 and 4.
•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Annual	Highest	Protected	Protected	Remaining
	Purchase			Credit	Anniversary	Payment	Payment	Protected
	Payment	Withdrawal	Contract Value	Value	Value	Base	Amount	Balance

Rider Effective Date	$100,000		$100,000	$100,000	$100,000	$100,000	$5,000	$100,000

Activity	$100,000		$200,000	$200,000	$200,000	$200,000	$10,000	$200,000

Year 2 Contract Anniversary			$208,000	$210,000	$208,000	$210,000	$10,500	$210,000

Activity		$10,500	$205,000			$210,000	$0	$199,500

Year 3 Contract Anniversary			$205,000	NA	NA	$210,000	$10,500	$199,500

Year 4 Contract Anniversary	(Prior to Automatic Reset)		$215,000	NA	NA	$210,000	$10,500	$199,500

Year 4 Contract Anniversary	(After to Automatic Reset)		$215,000	NA	NA	$215,000	$10,750	$215,000

Activity		$10,750	$212,000			$215,000	$0	$204,250

Year 5 Contract Anniversary	(Prior to Automatic Reset)		$217,000	NA	NA	$215,000	$10,750	$204,250

Year 5 Contract Anniversary	(After to Automatic Reset)		$217,000	NA	NA	$217,000	$10,850	$217,000

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

As the withdrawal during Contract Year 2 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($10,500):

•	the Protected Payment Base remains unchanged;
•	the Remaining Protected Balance is reduced by the amount of the withdrawal to $199,500 ($210,000 − $10,500); and
•	since a withdrawal occurred, the Annual Credit Value and Highest Anniversary Value are no longer applicable.

Because at Year 4 Contract Anniversary, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 4 Contract Anniversary – Prior to Automatic Reset), an Automatic Reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Year 4 Contract Anniversary – After Automatic Reset). The Protected Payment Amount is equal to $10,750 (5% of the reset Protected Payment Base).

As the withdrawal during Contract Year 4 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($10,750):

•	the Protected Payment Base remains unchanged; and
•	the Remaining Protected Balance is reduced by the amount of the withdrawal to $204,250 ($215,000 − $10,750).

Because at Year 5 Contract Anniversary, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 5 Contract Anniversary – Prior to Automatic Reset), an Automatic Reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Year 5 Contract Anniversary – After Automatic Reset). The Protected Payment Amount is equal to $10,850 (5% of the reset Protected Payment Base).

Example #4 – Withdrawals Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Owner’s Age = 65 on the Contract Date
•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.
•	A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.
•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Annual	Highest	Protected	Protected	Remaining
	Purchase			Credit	Anniversary	Payment	Payment	Protected
	Payment	Withdrawal	Contract Value	Value	Value	Base	Amount	Balance

Rider Effective Date	$100,000		$100,000	$100,000	$100,000	$100,000	$5,000	$100,000

Activity	$100,000		$200,000	$200,000	$200,000	$200,000	$10,000	$200,000

Year 2 Contract Anniversary			$208,000	$210,000	$208,000	$210,000	$10,500	$210,000

Activity		$20,000	$195,000			$200,235	$0	$190,000

Year 3 Contract Anniversary			$195,000	NA	NA	$200,235	$10,011	$190,000

Year 4 Contract Anniversary	(Prior to Automatic Reset)		$215,000	NA	NA	$200,235	$10,011	$190,000

Year 4 Contract Anniversary	(After to Automatic Reset)		$215,000	NA	NA	$215,000	$10,750	$215,000

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $20,000 withdrawal during Contract Year 2 exceeds the Protected Payment Amount immediately prior to the withdrawal ($20,000 > $10,500), the Protected Payment Base and Remaining Protected Balance immediately after the withdrawal are reduced. Since a withdrawal occurred, the Annual Credit Value and Highest Anniversary Value are no longer applicable.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $215,000
•	Protected Payment Base = $210,000
•	Remaining Protected Balance = $210,000
•	Protected Payment Amount = $10,500 (5% × Protected Payment Base; 5% × $210,000 = $10,500)
•	No withdrawals were taken prior to the excess withdrawal

A withdrawal of $20,000 was taken, which exceeds the Protected Payment Amount of $10,500 for the Contract Year. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $9,500 (total withdrawal amount − Protected Payment Amount; $20,000 − $10,500 = $9,500).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount). The Contract Value prior to the withdrawal was $215,000, which equals the $195,000 after the withdrawal plus the $20,000 withdrawal amount. Numerically, the ratio is 4.65% ($9,500 ÷ ($215,000 − $10,500); $9,500 ÷ $204,500 = 0.0465 or 4.65%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $200,235 (Protected Payment Base × (1 − ratio); $210,000 × (1 − 4.65%); $210,000 × 95.35% = $200,235).

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance immediately before the withdrawal is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the new Remaining Protected Balance is $190,223 ((Remaining Protected Balance immediately before the withdrawal − Protected Payment Amount) × (1 − ratio); ($210,000 − $10,500) × (1 − 4.65%); $199,500 × 95.35% = $190,223).

To determine the total withdrawal amount reduction, the Remaining Protected Balance immediately before the withdrawal is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the new Remaining Protected Balance is $190,000 (Remaining Protected Balance immediately before the withdrawal − total withdrawal amount; $210,000 − $20,000 = $190,000).

Therefore, since $190,000 (total withdrawal amount method) is less than $190,223 (proportionate method) the new Remaining Protected Balance is $190,000.

The Protected Payment Amount immediately after the withdrawal is equal to $0 (5% of the Protected Payment Base after the withdrawal (5% of $200,235 = $10,011), less cumulative withdrawals during that Contract Year ($20,000), but not less than zero).

Because at Year 4 Contract Anniversary, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 4 Contract Anniversary – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Year 4 Contract Anniversary – After Automatic Reset). The Protected Payment Amount is equal to $10,750 (5% of the reset Protected Payment Base).

Example #5 – RMD Withdrawals.

This is an example of the effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base and Remaining Protected Balance. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance

05/01/2006				$100,000	$5,000	$100,000
Contract Anniversary

01/01/2007			$7,500

03/15/2007	$1,875			$100,000	$3,125	$98,125

05/01/2007				$100,000	$5,000	$98,125
Contract Anniversary

06/15/2007	$1,875			$100,000	$3,125	$96,250

09/15/2007	$1,875			$100,000	$1,250	$94,375

12/15/2007	$1,875			$100,000	$0	$92,500

01/01/2008			$8,000

03/15/2008	$2,000			$100,000	$0	$90,500

05/01/2008				$100,000	$5,000	$90,500
Contract Anniversary

Since the RMD Amount for 2008 increases to $8,000, the quarterly withdrawals of the RMD Amount increase to $2,000, as shown by the RMD Withdrawal on March 15, 2008. Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. The only effect is a reduction in the Remaining Protected Balance equal to the amount of each withdrawal. In addition, each contract year the Protected Payment Amount is reduced by the amount of each withdrawal until the Protected Payment Amount is zero.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance

05/01/2006			$0	$100,000	$5,000	$100,000
Contract Anniversary

01/01/2007			$7,500

03/15/2007	$1,875			$100,000	$3,125	$98,125

04/01/2007		$2,000		$100,000	$1,125	$96,125

05/01/2007				$100,000	$5,000	$96,125
Contract Anniversary

06/15/2007	$1,875			$100,000	$3,125	$94,250

09/15/2007	$1,875			$100,000	$1,250	$92,375

11/15/2007		$4,000		$96,900	$0	$88,300

On 3/15/07 there was an RMD Withdrawal of $1,875 and on 4/1/07 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/06 through 4/30/07) did not exceed the Protected Payment Amount of $5,000 there was no adjustment to the Protected Payment Base. The only effect is a reduction in the Remaining Protected Balance and the Protected Payment Amount equal to the amount of each withdrawal. On 5/1/07, the Protected Payment Amount was re-calculated (5% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/07, there was a non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($5,000). As the withdrawal exceeded the Protected Payment Amount immediately prior to the withdrawal ($1,250), and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $96,900 and the Remaining Protected Balance is reduced to $88,300. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $2,750 (total withdrawal amount − Protected Payment Amount; $4,000 − $1,250 = $2,750).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount). Numerically, the ratio is 3.10% ($2,750 ÷ ($90,000 − $1,250); $2,750 ÷ $88,750 = 0.0310 or 3.10%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $96,900 (Protected Payment Base × (1 − ratio); $100,000 × (1 − 3.10%); $100,000 × 96.90% = $96,900).

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $88,300 ((Remaining Protected Balance − Protected Payment Amount) × (1 − ratio); ($92,375 − $1,250) × (1 − 3.10%); $91,125 × 96.90% = $88,300).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $88,375 (Remaining Protected Balance − total withdrawal amount; $92,375 − $4,000 = $88,375).

Therefore, since $88,300 (proportionate method) is less than $88,375 (total withdrawal amount method) the new Remaining Protected Balance is $88,300.

Example #6 – Lifetime Income.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	No subsequent Purchase Payments are received.
•	Owner is age 65 or older when the first withdrawal was taken.
•	Withdrawals, each equal to 5% of the Protected Payment Base are taken each Contract Year.
•	No Automatic Reset or Owner-Elected Reset is assumed during the life of the Rider.

			Protected	Protected	Remaining
Contract		End of Year	Payment	Payment	Protected
Year	Withdrawal	Contract Value	Base	Amount	Balance

1	$5,000	$96,489	$100,000	$5,000	$95,000

2	$5,000	$94,384	$100,000	$5,000	$90,000

3	$5,000	$92,215	$100,000	$5,000	$85,000

4	$5,000	$89,982	$100,000	$5,000	$80,000

5	$5,000	$87,681	$100,000	$5,000	$75,000

6	$5,000	$85,311	$100,000	$5,000	$70,000

7	$5,000	$82,871	$100,000	$5,000	$65,000

8	$5,000	$80,357	$100,000	$5,000	$60,000

9	$5,000	$77,768	$100,000	$5,000	$55,000

10	$5,000	$75,101	$100,000	$5,000	$50,000

11	$5,000	$72,354	$100,000	$5,000	$45,000

12	$5,000	$69,524	$100,000	$5,000	$40,000

13	$5,000	$66,610	$100,000	$5,000	$35,000

14	$5,000	$63,608	$100,000	$5,000	$30,000

15	$5,000	$60,517	$100,000	$5,000	$25,000

16	$5,000	$57,332	$100,000	$5,000	$20,000

17	$5,000	$54,052	$100,000	$5,000	$15,000

18	$5,000	$50,674	$100,000	$5,000	$10,000

19	$5,000	$47,194	$100,000	$5,000	$5,000

20	$5,000	$43,610	$100,000	$5,000	$0

21	$5,000	$39,918	$100,000	$5,000	$0

22	$5,000	$36,115	$100,000	$5,000	$0

23	$5,000	$32,199	$100,000	$5,000	$0

24	$5,000	$28,165	$100,000	$5,000	$0

25	$5,000	$24,010	$100,000	$5,000	$0

26	$5,000	$19,730	$100,000	$5,000	$0

27	$5,000	$15,322	$100,000	$5,000	$0

28	$5,000	$10,782	$100,000	$5,000	$0

29	$5,000	$6,105	$100,000	$5,000	$0

30	$5,000	$1,288	$100,000	$5,000	$0

31	$5,000	$0	$100,000	$5,000	$0

32	$5,000	$0	$100,000	$5,000	$0

33	$5,000	$0	$100,000	$5,000	$0

34	$5,000	$0	$100,000	$5,000	$0

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($5,000): (a) the Protected Payment Base remains unchanged; and (b) the Remaining Protected Balance is reduced by the amount of each withdrawal.

Since a withdrawal occurred during Contract Year 1, no annual credit will be applied. Since it was assumed that the Owner was age 65 or older when the first withdrawal was taken, withdrawals of 5% of the Protected Payment Base will continue to be paid each year (even after the Contract Value and Remaining Protected Balance have been reduced to zero) until the day of the first death of an Owner or the date of death of the sole surviving Annuitant (death of any Annuitant for Non-Natural Owners), whichever occurs first.

CoreIncome Advantage 5

(This Rider is called the Core Withdrawal Benefit II Rider in the Contract’s Rider.)

Rider Terms

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions in effect as of the Rider Effective Date.

Protected Payment Amount – The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base.

If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is age 65 or older when the first withdrawal was taken or the most recent reset, whichever is later, the Protected Payment Amount on any day after the Rider Effective Date is equal to 5% multiplied by the Protected Payment Base as of that day, less cumulative withdrawals during that Contract Year.

If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is younger than age 65 when the first withdrawal was taken or the most recent reset, whichever is later, the Protected Payment Amount on any day after the Rider Effective Date is equal to the lesser of:

•	5% of the Protected Payment Base as of that day, less cumulative withdrawals during that Contract Year, or

•	the Remaining Protected Balance as of that day.

The initial Protected Payment Amount on the Rider Effective Date is equal to 5% of the initial Protected Payment Base.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Remaining Protected Balance – The amount available for future withdrawals made under this Rider, unless withdrawals are guaranteed until the death of an Owner or sole surviving Annuitant (first Annuitant in the case of a Non-Natural Owner). The initial Remaining Protected Balance is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Reset Date – Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset or an Owner-Elected Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

How the Rider Works

On any day, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Rider terminates. Lifetime withdrawals up to the Protected Payment Amount may continue after the Remaining Protected Balance is reduced to zero (0) if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) was age 65 or older when the first withdrawal was taken after the Rider Effective Date or the most recent Reset Date, whichever is later. If a withdrawal was taken before age 65 and there was no subsequent Reset, the Rider will terminate once the Remaining Protected Balance is reduced to zero (0). Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

In addition, beginning with the 1st anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value.

The Protected Payment Base and Remaining Protected Balance may change over time. An Automatic Reset or Owner-Elected Reset will increase or decrease the Protected Payment Base and Remaining Protected Balance depending on the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will reduce the Remaining Protected Balance by the amount of the withdrawal and will not change the Protected Payment Base. If a withdrawal is greater than the Protected Payment Amount and the Contract Value is less than the Protected Payment Base, both the Protected Payment Base and Remaining Protected Balance will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including a TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59 1/2, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES – IRAs and Qualified Plans.

Withdrawal of Protected Payment Amount

While this Rider is in effect, you may withdraw up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year. If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. The Remaining Protected Balance will decrease by the withdrawal amount immediately following the withdrawal.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD Withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the excess withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. (See example 4 in Sample Calculations for a numerical example of the adjustments to the Protected Payment Base and Remaining Protected Balance as a result of an excess withdrawal.) If a withdrawal is greater than the Protected Payment Amount and the Contract Value is less than the Protected Payment Base, both the Protected Payment Base and Remaining Protected Balance will be reduced by an amount that is greater than the excess amount withdrawn.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions in effect at that time,

•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•	the Annual RMD Amount is based on this Contract only, and

•	only RMD Withdrawals are made from the Contract during the Contract Year.

Immediately following an RMD Withdrawal, the Remaining Protected Balance will decrease by the RMD Withdrawal amount.

See FEDERAL TAX ISSUES – Qualified Contracts – Required Minimum Distributions.

Depletion of Contract Value

If a withdrawal (including an RMD Withdrawal) does not exceed the Protected Payment Amount and reduces the Contract Value to zero, the following will apply:

•	if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner):

•	was younger than age 65 when the first withdrawal was taken under the Rider, after the Rider Effective Date or the most recent Reset Date, whichever is later, the Protected Payment Amount will be paid each year until the Remaining Protected Balance is reduced to zero, or

•	was age 65 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, the Protected Payment Amount will be paid each year until the day of the first death of an Owner or the date of death of the sole surviving Annuitant (first Annuitant in the case of a Non-Natural Owner).

•	the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

•	no additional Purchase Payments will be accepted under the Contract,

•	any Remaining Protected Balance will not be available for payment in a lump sum and will not be applied to provide payments under an Annuity Option, and

•	the Contract will cease to provide any death benefit.

Depletion of Remaining Protected Balance

If a withdrawal (including an RMD Withdrawal) reduced the Remaining Protected Balance to zero and Contract Value remains, the following will apply:

If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner):

•	was younger than age 65 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, this Rider will terminate, or

•	was age 65 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, you may elect to withdraw up to the Protected Payment Amount each year until the day of the first death of an Owner or the date of death of the sole surviving Annuitant (first Annuitant in the case of a Non-Natural Owner). If an Automatic or Owner-Elected Reset occurs, the Remaining Protected Balance will be reinstated to an amount equal to the Contract Value as of that Contract Anniversary.

Before your Remaining Protected Balance is zero, if you took your first withdrawal before 65 and you would like to be eligible for lifetime payments under the Rider, an Automatic or Owner-Elected Reset must occur and your first withdrawal after that Reset must be taken on or after age 65. See the Reset of Protected Payment Base and Remaining Protected Balance subsection of this Rider. If you are younger than 65 when the Remaining Protected Balance is zero and Contract Value remains, the Rider will terminate and there is no opportunity for a Reset.

If a withdrawal (except an RMD Withdrawal) made from the Contract exceeds the Protected Payment Amount, the withdrawal will be treated as an excess withdrawal and the Protected Payment Base will be reduced according to the Withdrawals Exceeding the Protected Payment Amount subsection.

Any death benefit proceeds to be paid to the Beneficiary from remaining Contract Value will be paid according to the Death Benefit provisions of the Contract.

Reset of Protected Payment Base and Remaining Protected Balance

Regardless of which reset option is used, on and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of Rider charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base and Remaining Protected Balance are changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value, if the Protected Payment Base is less than the Contract Value on that Contract Anniversary. The annual charge percentage may change as a result of any Automatic Reset (see CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges).

Automatic Reset – Opt-Out Election. Within 60 days after a Contract Anniversary on which an Automatic Reset is effective, you have the option to reinstate the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and annual charge percentage to their respective amounts immediately before the Automatic Reset. Any future Automatic Resets will continue in accordance with the Automatic Reset paragraph above.

If you elect this option, your opt-out election must be received, In Proper Form, within the same 60 day period after the Contract Anniversary on which the reset is effective.

Automatic Reset – Future Participation. You may elect not to participate in future Automatic Resets at any time. Your election must be received, In Proper Form, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries.

If you previously elected not to participate in Automatic Resets, you may re-elect to participate in future Automatic Resets at any time. Your election to resume participation must be received, In Proper Form, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries as described in the Automatic Reset paragraph above.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary, elect to reset the Remaining Protected Balance and Protected Payment Base to an amount equal to 100% of the Contract Value. An Owner-Elected Reset may be elected while Automatic Resets are in effect. The annual charge percentage may change as a result of this Reset.

If you elect this option, your election must be received, In Proper Form, within 60 days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base, Remaining Protected Balance and Protected Payment Amount. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. You are strongly advised to work with your financial advisor prior to electing an Owner-Elected Reset. We will provide you with written confirmation of your election.

Subsequent Purchase Payments

If we receive additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base and Remaining Protected Balance by the amount of the Purchase Payments. However, for purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the later of the 1st Contract Anniversary or most recent Reset Date to exceed $100,000 without our prior approval. This provision only applies if the Contract to which this Rider is attached, permits Purchase Payments after the 1st Contract Anniversary, measured from the Contract Date.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only fixed annuity option is chosen, the annuity payments will be equal to the greater of:

•	the Life Only fixed annual payment amount based on the terms of your Contract, or

•	the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base, Remaining Protected Balance and Protected Payment Amount under this Rider will not be used in determining any annuity payments. Work with your financial advisor to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

The annuity payments described in this subsection are available to you even if your first withdrawal was taken prior to age 65 and no Resets have occurred.

Continuation of Rider if Surviving Spouse Continues Contract

If the Contract Value or Remaining Protected Balance is zero when the Owner dies, this Rider will terminate. If the Contract Value and Remaining Protected Balance are greater than zero and the Owner dies while this Rider is in effect, the surviving spouse of the deceased Owner may elect to continue the Contract in accordance with its terms, and the surviving spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Remaining Protected Balance is reduced to zero.

The surviving spouse may elect any of the reset options available under this Rider for subsequent Contract Anniversaries. If a reset takes place then the provisions of this Rider will continue in full force and in effect for the surviving spouse. In addition, if the surviving spouse is age 65 or older when the first withdrawal is taken after the most recent Reset Date and this Reset Date occurred after the surviving spouse continued the Contract, then the surviving spouse may take withdrawals of the Protected Payment Amount (based on the new Protected Payment Base) for life.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract and Rider (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Death Benefits).

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements,

•	the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner), was younger than 65 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later,

•	the date of the first death of an Owner or the date of death of the sole surviving Annuitant (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

•	for Contracts with a Non-Natural Owner, the date of the first death of an Annuitant, including Primary, Joint and Contingent Annuitants,

•	the day the Contract is terminated in accordance with the provisions of the Contract,

•	the day we are notified of a change in ownership of the Contract to a non-spouse Owner if the Contract is Non-Qualified (excluding changes in ownership to or from certain trusts),

•	the day you exchange this Rider for another withdrawal benefit Rider,

•	the Annuity Date (see the Annuitization subsection for additional information), or

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD Withdrawal) that exceeds the Protected Payment Amount.

See the Depletion of Contract Value subsection for situations where the Rider will not terminate when the Contract Value is reduced to zero and see the Depletion of Remaining Protected Balance subsection for situations where the Rider will not terminate when the Remaining Protected Balance is reduced to zero.

Sample Calculations

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

Example #1 – Setting of Initial Values.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date

				Protected	Protected	Remaining
	Purchase			Payment	Payment	Protected
	Payment	Withdrawal	Contract Value	Base	Amount	Balance

Rider Effective Date	$100,000		$100,000	$100,000	$5,000	$100,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Example #2 – Subsequent Purchase Payments.

The values shown below are based on the following assumptions:

•	Rider purchased at Contract issue by a 64-year old.
•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.
•	No withdrawals taken.
•	Automatic Reset at Beginning of Contract Year 2.

•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected	Remaining
	Purchase			Payment	Payment	Protected
	Payment	Withdrawal	Contract Value	Base	Amount	Balance

Rider Effective Date	$100,000		$100,000	$100,000	$5,000	$100,000

Activity	$100,000		$200,000	$200,000	$10,000	$200,000

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$10,000	$200,000

Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$10,350	$207,000

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $200,000 ($100,000 + $100,000). The Protected Payment Amount after the Purchase Payment is equal to $10,000 (5% of the Protected Payment Base after the Purchase Payment).

An automatic reset takes place at Year 2 Contract Anniversary, since the Contract Value ($207,000) is higher than the Protected Payment Base ($200,000). This resets the Protected Payment Base and Remaining Protected Balance to $207,000 and the Protected Payment Amount to $10,350 (5% × $207,000).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 – Withdrawals Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.
•	A withdrawal equal to or less than the Protected Payment Amount is taken during Contract Year 2.
•	Automatic Resets at Beginning of Contract Years 2 and 3.
•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected	Remaining
	Purchase			Payment	Payment	Protected
	Payment	Withdrawal	Contract Value	Base	Amount	Balance

Rider Effective Date	$100,000		$100,000	$100,000	$5,000	$100,000

Activity	$100,000		$200,000	$200,000	$10,000	$200,000

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$10,000	$200,000

Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$10,350	$207,000

Activity		$5,000	$216,490	$207,000	$5,350	$202,000

Year 3 Contract Anniversary	(Prior to Automatic Reset)		$216,490	$207,000	$10,350	$202,000

Year 3 Contract Anniversary	(After Automatic Reset)		$216,490	$216,490	$10,825	$216,490

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

As the withdrawal during Contract Year 2 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($10,350):

•	the Protected Payment Base remains unchanged; and
•	the Remaining Protected Balance is reduced by the amount of the withdrawal to $202,000 ($207,000 − $5,000) and the Protected Payment Amount is reduced by the amount of the withdrawal to $5,350 ($10,350 − $5,000).

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 3 Contract Anniversary – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Year 3 Contract Anniversary – After Automatic Reset). As a result, the Protected Payment Amount is equal to $10,825 (5% of the reset Protected Payment Base).

Example #4 – Withdrawals Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date

•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.
•	A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.
•	Automatic Resets at Beginning of Contract Years 2 and 3.
•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected	Remaining
	Purchase		Contract	Payment	Payment	Protected
	Payment	Withdrawal	Value	Base	Amount	Balance

Rider Effective Date	$100,000		$100,000	$100,000	$5,000	$100,000

Activity	$100,000		$200,000	$200,000	$10,000	$200,000

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$10,000	$200,000

Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$10,350	$207,000

Activity		$25,000	$196,490	$192,634	$0	$182,000

Year 3 Contract Anniversary	(Prior to Automatic Reset)		$196,490	$192,634	$9,632	$182,000

Year 3 Contract Anniversary	(After Automatic Reset)		$196,490	$196,490	$9,825	$196,490

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $25,000 withdrawal during Contract Year 2 exceeds the Protected Payment Amount immediately prior to the withdrawal ($25,000 > $10,350), the Protected Payment Base and Remaining Protected Balance immediately after the withdrawal are reduced.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $221,490
•	Protected Payment Base = $207,000
•	Remaining Protected Balance = $207,000
•	Protected Payment Amount = $10,350 (5% × Protected Payment Base; 5% × $207,000 = $10,350)
•	No withdrawals were taken prior to the excess withdrawal

A withdrawal of $25,000 was taken, which exceeds the Protected Payment Amount of $10,350 for the Contract Year. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $14,650 (total withdrawal amount − Protected Payment Amount; $25,000 − $10,350 = $14,650).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount). The Contract Value prior to the withdrawal was $221,490, which equals the $196,490 after the withdrawal plus the $25,000 withdrawal amount. Numerically, the ratio is 6.94% ($14,650 ÷ ($221,490 − $10,350); $14,650 ÷ $211,140 = 0.0694 or 6.94%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $192,634 (Protected Payment Base × (1 − ratio); $207,000 × (1 − 6.94%); $207,000 × 93.06% = $192,634).

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance immediately before the withdrawal is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the new Remaining Protected Balance is $183,002 ((Remaining Protected Balance immediately before the withdrawal − Protected Payment Amount) × (1 − ratio); ($207,000 − $10,350) × (1 − 6.94%); $196,650 × 93.06% = $183,002).

To determine the total withdrawal amount reduction, the Remaining Protected Balance immediately before the withdrawal is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the new Remaining Protected Balance is $182,000 (Remaining Protected Balance immediately before the withdrawal − total withdrawal amount; $207,000 − $25,000 = $182,000).

Therefore, since $182,000 (total withdrawal amount method) is less than $183,002 (proportionate method) the new Remaining Protected Balance is $182,000.

The Protected Payment Amount immediately after the withdrawal is equal to $0 (5% of the Protected Payment Base after the withdrawal (5% of $192,634 = $9,632), less cumulative withdrawals during that Contract Year ($25,000), but not less than zero).

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 3 Contract Anniversary – Prior to Automatic Reset), an Automatic Reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Year 3 Contract Anniversary – After Automatic Reset).

Example #5 – RMD Withdrawals.

This is an example of the effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base and Remaining Protected Balance. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance

05/01/2006				$100,000	$5,000	$100,000
Contract Anniversary

01/01/2007			$7,500

03/15/2007	$1,875			$100,000	$3,125	$98,125

05/01/2007				$100,000	$5,000	$98,125
Contract Anniversary

06/15/2007	$1,875			$100,000	$3,125	$96,250

09/15/2007	$1,875			$100,000	$1,250	$94,375

12/15/2007	$1,875			$100,000	$0	$92,500

01/01/2008			$8,000

03/15/2008	$2,000			$100,000	$0	$90,500

05/01/2008				$100,000	$5,000	$90,500
Contract Anniversary

Since the RMD Amount for 2008 increases to $8,000, the quarterly withdrawals of the RMD Amount increase to $2,000, as shown by the RMD Withdrawal on March 15, 2008. Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. The only effect is a reduction in the Remaining Protected Balance equal to the amount of each withdrawal. In addition, each contract year the Protected Payment Amount is reduced by the amount of each withdrawal until the Protected Payment Amount is zero.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance

05/01/2006			$0	$100,000	$5,000	$100,000
Contract Anniversary

01/01/2007			$7,500

03/15/2007	$1,875			$100,000	$3,125	$98,125

04/01/2007		$2,000		$100,000	$1,125	$96,125

05/01/2007				$100,000	$5,000	$96,125
Contract Anniversary

06/15/2007	$1,875			$100,000	$3,125	$94,250

09/15/2007	$1,875			$100,000	$1,250	$92,375

11/15/2007		$4,000		$96,900	$0	$88,300

On 3/15/07 there was an RMD Withdrawal of $1,875 and on 4/1/07 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/06 through 4/30/07) did not exceed the Protected Payment Amount of $5,000 there was no adjustment to the Protected Payment Base. The only effect is a reduction in the Remaining Protected Balance and the Protected Payment Amount equal to the amount of each withdrawal. On 5/1/07, the Protected Payment Amount was re-calculated (5% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/07, there was a non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($5,000). As the withdrawal exceeded the Protected Payment Amount immediately prior to the withdrawal ($1,250), and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $96,900 and the Remaining Protected Balance is reduced to $88,300.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $90,000
•	Protected Payment Base = $100,000
•	Remaining Protected Balance = $92,375
•	Protected Payment Amount = $1,250

A withdrawal of $4,000 was taken, which exceeds the Protected Payment Amount of $1,250. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $2,750 (total withdrawal amount − Protected Payment Amount; $4,000 − $1,250 = $2,750).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount). Numerically, the ratio is 3.10% ($2,750 ÷ ($90,000 − $1,250); $2,750 ÷ $88,750 = 0.0310 or 3.10%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $96,900 (Protected Payment Base × (1 − ratio); $100,000 × (1 − 3.10%); $100,000 × 96.90% = $96,900).

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $88,300 ((Remaining Protected Balance − Protected Payment Amount) × (1 − ratio); ($92,375 − $1,250) × (1 − 3.10%); $91,125 × 96.90% = $88,300).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $88,375 (Remaining Protected Balance − total withdrawal amount; $92,375 − $4,000 = $88,375).

Therefore, since $88,300 (proportionate method) is less than $88,375 (total withdrawal amount method) the new Remaining Protected Balance is $88,300.

Example #6 – Lifetime Income.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	No subsequent Purchase Payments are received.
•	Owner is age 65 when the first withdrawal was taken.
•	Withdrawals, each equal to 5% of the Protected Payment Base are taken each Contract Year.
•	No Automatic Reset or Owner-Elected Reset is assumed during the life of the Rider.

			Protected	Protected	Remaining
Contract		End of Year	Payment	Payment	Protected
Year	Withdrawal	Contract Value	Base	Amount	Balance

1	$5,000	$96,489	$100,000	$5,000	$95,000

2	$5,000	$94,384	$100,000	$5,000	$90,000

3	$5,000	$92,215	$100,000	$5,000	$85,000

4	$5,000	$89,982	$100,000	$5,000	$80,000

5	$5,000	$87,681	$100,000	$5,000	$75,000

6	$5,000	$85,311	$100,000	$5,000	$70,000

7	$5,000	$82,871	$100,000	$5,000	$65,000

8	$5,000	$80,357	$100,000	$5,000	$60,000

9	$5,000	$77,768	$100,000	$5,000	$55,000

10	$5,000	$75,101	$100,000	$5,000	$50,000

11	$5,000	$72,354	$100,000	$5,000	$45,000

12	$5,000	$69,524	$100,000	$5,000	$40,000

13	$5,000	$66,610	$100,000	$5,000	$35,000

14	$5,000	$63,608	$100,000	$5,000	$30,000

15	$5,000	$60,517	$100,000	$5,000	$25,000

16	$5,000	$57,332	$100,000	$5,000	$20,000

17	$5,000	$54,052	$100,000	$5,000	$15,000

18	$5,000	$50,674	$100,000	$5,000	$10,000

19	$5,000	$47,194	$100,000	$5,000	$5,000

20	$5,000	$43,610	$100,000	$5,000	$0

21	$5,000	$39,918	$100,000	$5,000	$0

22	$5,000	$36,115	$100,000	$5,000	$0

23	$5,000	$32,199	$100,000	$5,000	$0

24	$5,000	$28,165	$100,000	$5,000	$0

25	$5,000	$24,010	$100,000	$5,000	$0

26	$5,000	$19,730	$100,000	$5,000	$0

27	$5,000	$15,322	$100,000	$5,000	$0

28	$5,000	$10,782	$100,000	$5,000	$0

29	$5,000	$6,105	$100,000	$5,000	$0

30	$5,000	$1,288	$100,000	$5,000	$0

31	$5,000	$0	$100,000	$5,000	$0

32	$5,000	$0	$100,000	$5,000	$0

33	$5,000	$0	$100,000	$5,000	$0

34	$5,000	$0	$100,000	$5,000	$0

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($5,000): (a) the Protected Payment Base remains unchanged; and (b) the Remaining Protected Balance is reduced by the amount of each withdrawal.

Since it was assumed that the Owner was age 65 when the first withdrawal was taken, withdrawals of 5% of the Protected Payment Base will continue to be paid each year (even after the Contract Value and Remaining Protected Balance have been reduced to zero) until the day of the first death of an Owner or the date of death of the sole surviving Annuitant (death of any Annuitant for Non-Natural Owners), whichever occurs first.

Flexible Lifetime Income Plus (Single)

(This Rider is called the Guaranteed Withdrawal Benefit Rider in the Contract’s Rider.)

Rider Terms

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions in effect as of the Rider Effective Date.

Protected Payment Amount – The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base.

If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is age 59 1/2 or older when the first withdrawal was taken or the most recent reset, whichever is later, the Protected Payment Amount on any day after the Rider Effective Date is equal to the withdrawal percentage multiplied by the Protected Payment Base as of that day, less cumulative withdrawals during the Contract Year.

If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is younger than age 59 1/2 when the first withdrawal was taken or the most recent reset, whichever is later, the Protected Payment Amount on any day after the Rider Effective Date is equal to the lesser of:

•	the withdrawal percentage multiplied by the Protected Payment Base as of that day, less cumulative withdrawals during that Contract Year, or

•	the Remaining Protected Balance as of that day.

The Protected Payment Amount will never be less than zero. The initial Protected Payment Amount on the Rider Effective Date is equal to the applicable withdrawal percentage (based on the Owner’s age at the time of purchase) multiplied by the Protected Payment Base.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will never be less than zero and will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Remaining Protected Balance – The amount available for future withdrawals made under this Rider. The Remaining Protected Balance will never be less than zero. The initial Remaining Protected Base is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Annual Credit – An amount added to the Protected Payment Base and Remaining Protected Balance.

Reset Date – Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset or an Owner-Elected Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

How the Rider Works

On any day, this Rider guarantees you can withdraw up to the Protected Payment Amount each contract year, regardless of market performance, until the Rider terminates. Lifetime withdrawals up to the Protected Payment Amount may continue after the Remaining Protected Balance is reduced to zero (0) if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) was age 59 1/2 or older when the first withdrawal was taken after the Rider Effective Date or the most recent Reset Date, whichever is later. If a withdrawal was taken before age 59 1/2 and there was no subsequent Reset, the Rider will terminate once the Remaining Protected Balance is reduced to zero (0). This Rider also provides for an amount (an “Annual Credit”) to be added to the Protected Payment Base and Remaining Protected Balance. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

In addition, beginning with the 1st anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value.

If applicable, an Annual Credit is added to the Protected Payment Base and Remaining Protected Balance prior to any Automatic Reset. If the Contract Value as of that Contract Anniversary is greater than the Protected Payment Base (which includes the Annual Credit amount), then the Protected Payment Base and Remaining Protected Balance will be automatically reset to equal the Contract Value.

The Protected Payment Base and Remaining Protected Balance may change over time. The addition of an Annual Credit will increase the Protected Payment Base and the Remaining Protected Balance by the amount of the Annual Credit. An Automatic Reset or Owner-Elected Reset will increase or decrease the Protected Payment Base and Remaining Protected Balance depending on the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will reduce the Remaining Protected Balance by the amount of the withdrawal and will not change the Protected Payment Base. If a withdrawal is greater than Protected Payment Amount and the Contract Value is less than the Protected Payment Base, both the Protected Payment Base and Remaining Protected

Balance will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including a TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59 1/2, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES – IRAs and Qualified Plans.

Withdrawal Percentage

The withdrawal percentage is determined according to the table below based on the oldest Owner’s age (or youngest Annuitant in the case of a Non-Natural Owner) at Rider Effective Date or the most recent Reset Date, whichever is later. The withdrawal percentages are as follows:

Age	Withdrawal Percentage

Before 59 1/2	5.0%
59 1/2 - 74	5.0%
75 and older	6.0%

If you purchase the Rider before you reach 75 years of age, a Reset is required to receive the higher withdrawal percentage once you are 75 years of age.

Withdrawal of Protected Payment Amount

While this Rider is in effect, you may withdraw up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year.

If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. The Remaining Protected Balance will decrease by the withdrawal amount immediately following the withdrawal.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD Withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the excess withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. (See example 4 in Sample Calculations below for a numerical example of the adjustments to the Protected Payment Base, Remaining Protected Balance and Protected Payment Amount as a result of an excess withdrawal.) If a withdrawal is greater than the Protected Payment Amount and the Contract Value is less than the Protected Payment Base, both the Protected Payment Base and Remaining Protected Balance will be reduced by an amount that is greater than the excess amount withdrawn.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions in effect at that time,

•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•	the Annual RMD Amount is based on this Contract only, and

•	only RMD Withdrawals are made from the Contract during the Contract Year.

Immediately following an RMD Withdrawal, the Remaining Protected Balance will decrease by the RMD Withdrawal amount.

See FEDERAL TAX ISSUES – Qualified Contracts – General Rules – Required Minimum Distributions.

Depletion of Contract Value

If a withdrawal (including an RMD Withdrawal) does not exceed the Protected Payment Amount immediately prior to the withdrawal and reduces the Contract Value to zero, the following will apply:

•	if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner):

•	was younger than age 59 1/2 when the first withdrawal was taken under the Rider, after the Rider Effective Date or the most recent Reset Date, whichever is later, the Protected Payment Amount will be paid each year until the Remaining Protected Balance is reduced to zero, or

•	was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, the Protected Payment Amount will be paid each year until the day of the first death of an Owner or the date of death of the sole surviving Annuitant.

•	the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

•	no additional Purchase Payments will be accepted under the Contract,

•	any Remaining Protected Balance will not be available for payment in a lump sum and will not be applied to provide payments under an Annuity Option, and

•	the Contract will cease to provide any death benefit.

If the Owner or sole surviving Annuitant dies and the Contract Value is zero as of the date of death, there is no death benefit, however, any Remaining Protected Balance will be paid to the Beneficiary under a series of pre-authorized withdrawals and payment frequency (at least annually) then in effect at the time of the Owner’s or sole surviving Annuitant’s death. If, however, the Remaining Protected Balance would be paid over a period that exceeds the life expectancy of the Beneficiary, the pre-authorized withdrawal amount will be adjusted so that the withdrawal payments will be paid over a period that does not exceed the Beneficiary’s life expectancy.

Depletion of Remaining Protected Balance

If a withdrawal (including an RMD Withdrawal) reduced the Remaining Protected Balance to zero and Contract Value remains, the following will apply:

If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner):

•	was younger than age 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, this Rider will terminate, or

•	was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, you may elect to withdraw up to the Protected Payment Amount each year until the day of the first death of an Owner or the date of death of the sole surviving Annuitant. If an Automatic or Owner-Elected Reset occurs, the Remaining Protected Balance will be reinstated to an amount equal to the Contract Value as of that Contract Anniversary.

Before your Remaining Protected Balance is zero, if you took your first withdrawal before age 59 1/2 and you would like to be eligible for lifetime payments under the Rider, an Automatic or Owner-Elected Reset must occur and your first withdrawal after that Reset must be taken on or after age 59 1/2. See the Reset of Protected Payment Base and Remaining Protected Balance subsection of this Rider. If you are younger than age 59 1/2 when the Remaining Protected Balance is zero and Contract Value remains, the Rider will terminate and there is no opportunity for a Reset.

If a withdrawal (except an RMD Withdrawal) made from the Contract exceeds the Protected Payment Amount, the withdrawal will be treated as an excess withdrawal and the Protected Payment Base will be reduced according to the Withdrawals Exceeding the Protected Payment Amount subsection.

Any death benefit proceeds to be paid to the Beneficiary from remaining Contract Value will be paid according to the Death Benefit provisions of the Contract.

Annual Credit

On each Contract Anniversary after the Rider Effective Date, an Annual Credit will be added to the Protected Payment Base and Remaining Protected Balance, as of that Contract Anniversary, if:

•	no withdrawals have occurred after the Rider Effective Date or the most recent Reset Date, whichever is later, and

•	that Contract Anniversary is within the first 10 Contract Anniversaries, measured from the Rider Effective Date or the most recent Reset Date, whichever is later.

The Annual Credit is equal to 5% (7% if your Rider Effective Date is before January 1, 2009) of the total of:

•	the Remaining Protected Balance on the Rider Effective Date or the most recent Reset Date, whichever is later, and

•	the cumulative Purchase Payments received after the Rider Effective Date or most recent Reset Date, whichever is later,

as of the Contract Anniversary on which the Annual Credit is added.

Once a withdrawal has occurred, including an RMD Withdrawal, no Annual Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal, unless an Automatic Reset or Owner Elected Reset occurs. If such a Reset occurs, your eligibility for the Annual Credit will be reinstated as of the Reset Date.

The Annual Credit is not added to your Contract Value.

Reset of Protected Payment Base and Remaining Protected Balance

Regardless of which reset option is used, on and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. Eligibility for any Annual Credit, the limitations and restrictions on Purchase Payments and withdrawals, the deduction of annual charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base and Remaining Protected Balance are changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date and after any annual credit is applied, we will automatically reset the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value, if the Protected Payment Base, after any Annual Credit is applied, is less than the Contract Value on that Contract Anniversary. The annual charge percentage may change as a result of any Automatic Reset (see CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges).

Automatic Reset – Opt-Out Election. Within 60 days after a Contract Anniversary on which an Automatic Reset is effective, you have the option to reinstate the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and annual charge percentage to their respective amounts immediately before the Automatic Reset. Any future Automatic Resets will continue in accordance with the Automatic Reset paragraph above.

If you elect this option, your opt-out election must be received, In Proper Form, within the same 60 day period after the Contract Anniversary on which the reset is effective.

Automatic Reset – Future Participation. You may elect not to participate in future Automatic Resets at any time. Your election must be received, In Proper Form, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries.

If you previously elected not to participate in Automatic Resets, you may re-elect to participate in future Automatic Resets at any time. Your election to resume participation must be received, In Proper Form, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries as described in the Automatic Reset paragraph above.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary, elect to reset the Remaining Protected Balance and Protected Payment Base to an amount equal to 100% of the Contract Value. An Owner-Elected Reset may be elected while Automatic Resets are in effect. The annual charge percentage may change as a result of this Reset.

If you elect this option, your election must be received, In Proper Form, within 60 days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and any Annual Credit that may be applied. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. You are strongly advised to work with your financial advisor prior to electing an Owner-Elected Reset. We will provide you with written confirmation of your election.

Subsequent Purchase Payments

If we receive additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base and Remaining Protected Balance by the amount of the Purchase Payments. However, for purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the later of the 1st Contract Anniversary or most recent Reset Date to exceed $100,000 without our prior approval. This provision only applies if the Contract to which this Rider is attached, permits Purchase Payments after the 1st Contract Anniversary, measured from the Contract Date.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only annuity option is chosen, the annuity payments will be equal to the greater of:

•	the Life Only annual payment amount based on the terms of your Contract, or

•	the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base, Remaining Protected Balance and Protected Payment Amount under this Rider will not be used in determining any annuity payments. Work with your financial advisor to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

The annuity payments described in this subsection are available to you even if your first withdrawal was taken prior to age 59 1/2 and no Resets have occurred.

Continuation of Rider if Surviving Spouse Continues Contract

If the Remaining Protected Balance is zero when the Owner dies, this Rider will terminate. If the Owner dies while this Rider is in effect and if the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, the surviving spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Remaining Protected Balance is reduced to zero.

The surviving spouse may elect any of the reset options available under this Rider for subsequent Contract Anniversaries. If an election to reset is made, whether by an Automatic Reset or an Owner-Elected Reset, then the provisions of this Rider will continue in full force and in effect for the surviving spouse. The withdrawal percentage will be determined based on the age of the surviving spouse and the new withdrawal percentage may be higher or lower than what the withdrawal percentage was prior to death. In addition, if the surviving spouse is age 59 1/2 or older when the first withdrawal is taken after the most recent Reset Date and this Reset Date occurred after the surviving spouse continued the Contract, then the surviving spouse may take withdrawals of the Protected Payment Amount (based on the new Protected Payment Base and withdrawal percentage) for life.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract and Rider (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Death Benefits).

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements,

•	the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner), was younger than 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later,

•	the date of the first death of an Owner or the date of death of the sole surviving Annuitant (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

•	for Contracts with a Non-Natural Owner, the date of the first death of an Annuitant, including Primary, Joint and Contingent Annuitants,

•	the day the Contract is terminated in accordance with the provisions of the Contract,

•	the day we are notified of a change in ownership of the Contract to a non-spouse Owner if the Contract is Non-Qualified (excluding changes in ownership to or from certain trusts),

•	the day you exchange this Rider for another withdrawal benefit Rider,

•	the Annuity Date (see the Annuitization subsection for additional information), or

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD Withdrawal) that exceeds the Protected Payment Amount.

See the Depletion of Contract Value subsection for situations where the Rider will not terminate when the Contract Value is reduced to zero and see the Depletion of Remaining Protected Balance subsection for situations where the Rider will not terminate when the Remaining Protected Balance is reduced to zero.

Sample Calculations

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

Example #1 – Setting of Initial Values.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Owner’s Age = 74 on the Contract Date

Beginning					Protected	Protected	Remaining
of Contract	Purchase			Annual	Payment	Payment	Protected
Year	Payment	Withdrawal	Contract Value	Credit	Base	Amount	Balance

1	$100,000		$100,000	$0	$100,000	$5,000	$100,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Example #2 – Subsequent Purchase Payments.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Owner’s Age = 74 on the Contract Date
•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.
•	No withdrawals taken.
•	No Automatic Resets or Owner-Elected Resets.

Beginning					Protected	Protected	Remaining
of Contract	Purchase			Annual	Payment	Payment	Protected
Year	Payment	Withdrawal	Contract Value	Credit	Base	Amount	Balance

1	$100,000		$100,000	$0	$100,000	$5,000	$100,000

Activity	$100,000		$200,000		$200,000	$10,000	$200,000

2			$207,000	$10,000	$210,000	$10,500	$210,000

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $200,000 ($100,000 + $100,000). The Protected Payment Amount after the Purchase Payment is equal to $10,000 (5% of the Protected Payment Base after the Purchase Payment since there were no withdrawals during that Contract Year).

Since no withdrawal occurred prior to the Contract Anniversary at the Beginning of Contract Year 2, an annual credit of $10,000 (5% of the initial Remaining Protected Balance plus cumulative Purchase Payments received after the Rider Effective Date) is applied to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $210,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $10,500 (5% of the Protected Payment Base on that Contract Anniversary).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of additional amounts credited, charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 – Withdrawals Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Owner’s Age = 74 on the Contract Date
•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.
•	A withdrawal equal to or less than the Protected Payment Amount is taken during Contract Years 2, 3 and 4.
•	Automatic Resets at Beginning of Contract Years 4 and 5.

Beginning					Protected	Protected	Remaining
of Contract	Purchase			Annual	Payment	Payment	Protected
Year	Payment	Withdrawal	Contract Value	Credit	Base	Amount	Balance

1	$100,000		$100,000	$0	$100,000	$5,000	$100,000

Activity	$100,000		$200,000		$200,000	$10,000	$200,000

2			$207,000	$10,000	$210,000	$10,500	$210,000

Activity		$10,500	$209,000		$210,000	$0	$199,500

3			$209,000	$0	$210,000	$10,500	$199,500

Activity		$10,500	$214,845		$210,000	$0	$189,000

4	(Prior to Automatic Reset)		$214,845	$0	$210,000	$10,500	$189,000

4	(After Automatic Reset)		$214,845	$0	$214,845	$12,890	$214,845

Activity		$12,890	$216,994		$214,845	$0	$201,955

5	(Prior to Automatic Reset)		$216,994	$0	$214,845	$12,890	$201,955

5	(After Automatic Reset)		$216,994	$0	$216,994	$13,019	$216,994

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

As the withdrawal during Contract Year 2 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($10,500):

•	the Protected Payment Base remains unchanged; and
•	the Remaining Protected Balance is reduced by the amount of the withdrawal to $199,500 ($210,000 − $10,500).

As the withdrawal during Contract Year 3 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($10,500):

•	the Protected Payment Base remains unchanged; and
•	the Remaining Protected Balance is reduced by the amount of the withdrawal to $189,000 ($199,500 − $10,500).

Because at the Beginning of Contract Year 4, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 4 – Prior to Automatic Reset), an Automatic Reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 4 – After Automatic Reset). Additionally, the reset took place after the Owner reached age 75. As a result, the Protected Payment Amount is equal to $12,890 (6% of the reset Protected Payment Base).

As the withdrawal during Contract Year 4 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($12,890):

•	the Protected Payment Base remains unchanged; and
•	the Remaining Protected Balance is reduced by the amount of the withdrawal to $201,955 ($214,845 − $12,890).

Because at the Beginning of Contract Year 5, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 5 – Prior to Automatic Reset), an Automatic Reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 5 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $13,019 (6% of the reset Protected Payment Base).

Since withdrawals occurred during Contract Years 2, 3 and 4, annual credits are not applied to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal. Since a reset occurred at the beginning of Contract Year 5, eligibility for the annual credit will again apply.

Example #4 – Withdrawals Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date

•	Owner’s Age = 74 on the Contract Date
•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.
•	A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.
•	Automatic Reset at Beginning of Contract Year 3.

Beginning					Protected	Protected	Remaining
of Contract	Purchase			Annual	Payment	Payment	Protected
Year	Payment	Withdrawal	Contract Value	Credit	Base	Amount	Balance

1	$100,000		$100,000	$0	$100,000	$5,000	$100,000

Activity	$100,000		$200,000		$200,000	$10,000	$200,000

2			$207,000	$10,000	$210,000	$10,500	$210,000

Activity		$15,000	$206,490		$205,527	$0	$195,000

3	(Prior to Automatic Reset)		$206,490	$0	$205,527	$10,276	$195,000

3	(After Automatic Reset)		$206,490	$0	$206,490	$12,389	$206,490

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $15,000 withdrawal during Contract Year 2 exceeds the Protected Payment Amount immediately prior to the withdrawal ($15,000 > $10,500), the Protected Payment Base and Remaining Protected Balance immediately after the withdrawal are reduced.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $221,490
•	Protected Payment Base = $210,000
•	Remaining Protected Balance = $210,000
•	Protected Payment Amount = $10,500 (5% × Protected Payment Base; 5% × $210,000 = $10,500)
•	No withdrawals were taken prior to the excess withdrawal

A withdrawal of $15,000 was taken, which exceeds the Protected Payment Amount of $10,500 for the Contract Year. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $4,500 (total withdrawal amount − Protected Payment Amount; $15,000 − $10,500 = $4,500).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount). The Contract Value prior to the withdrawal was $221,490, which equals the $206,490 after the withdrawal plus the $15,000 withdrawal amount. Numerically, the ratio is 2.13% ($4,500 ÷ ($221,490 − $10,500); $4,500 ÷ $210,990 = 0.0213 or 2.13%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $205,527 (Protected Payment Base × (1 − ratio); $210,000 × (1 − 2.13%); $210,000 × 97.87% = $205,527).

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance immediately before the withdrawal is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the new Remaining Protected Balance is $195,250 ((Remaining Protected Balance immediately before the withdrawal − Protected Payment Amount) × (1 − ratio); ($210,000 − $10,500) × (1 − 2.13%); $199,500 × 97.87% = $195,250).

To determine the total withdrawal amount reduction, the Remaining Protected Balance immediately before the withdrawal is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the new Remaining Protected Balance is $195,000 (Remaining Protected Balance immediately before the withdrawal − total withdrawal amount; $210,000 − $15,000 = $195,000).

Therefore, since $195,000 (total withdrawal amount method) is less than $195,250 (proportionate method) the new Remaining Protected Balance is $195,000.

The Protected Payment Amount immediately after the withdrawal is equal to $0 (5% of the Protected Payment Base after the withdrawal (5% of $205,527 = $10,276), less cumulative withdrawals during that Contract Year ($15,000), but not less than zero).

Because at the Beginning of Contract Year 3, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 3 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected

Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 3 – After Automatic Reset). Additionally, the reset took place after the Owner reached age 75. As a result, the Protected Payment Amount is equal to $12,389 (6% of the reset Protected Payment Base).

Since withdrawals occurred during Contract Year 2, annual credits are not applied to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal. Since a reset occurred at the beginning of Contract Year 3, eligibility for the annual credit will again apply.

Example #5 – RMD Withdrawals.

This is an example of the effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base and Remaining Protected Balance. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance

05/01/2006				$100,000	$5,000	$100,000
Contract Anniversary

01/01/2007			$7,500

03/15/2007	$1,875			$100,000	$3,125	$98,125

05/01/2007				$100,000	$5,000	$98,125
Contract Anniversary

06/15/2007	$1,875			$100,000	$3,125	$96,250

09/15/2007	$1,875			$100,000	$1,250	$94,375

12/15/2007	$1,875			$100,000	$0	$92,500

01/01/2008			$8,000

03/15/2008	$2,000			$100,000	$0	$90,500

05/01/2008				$100,000	$5,000	$90,500
Contract Anniversary

Since the RMD Amount for 2008 increases to $8,000, the quarterly withdrawals of the RMD Amount increase to $2,000, as shown by the RMD Withdrawal on March 15, 2008. Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. The only effect is a reduction in the Remaining Protected Balance equal to the amount of each withdrawal. In addition, each contract year the Protected Payment Amount is reduced by the amount of each withdrawal until the Protected Payment Amount is zero.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance

05/01/2006			$0	$100,000	$5,000	$100,000
Contract Anniversary

01/01/2007			$7,500

03/15/2007	$1,875			$100,000	$3,125	$98,125

04/01/2007		$2,000		$100,000	$1,125	$96,125

05/01/2007				$100,000	$5,000	$96,125
Contract Anniversary

06/15/2007	$1,875			$100,000	$3,125	$94,250

09/15/2007	$1,875			$100,000	$1,250	$92,375

11/15/2007		$4,000		$96,900	$0	$88,300

On 3/15/07 there was an RMD Withdrawal of $1,875 and on 4/1/07 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/06 through 4/30/07) did not exceed the Protected Payment Amount of $5,000 there was no adjustment to the Protected Payment Base. The only effect is a reduction in the Remaining Protected Balance and the Protected Payment Amount equal to the amount of each withdrawal. On 5/1/07, the Protected Payment Amount was re-calculated (5% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/07, there was a non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($5,000). As the withdrawal exceeded the Protected Payment Amount immediately prior to the withdrawal ($1,250), and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $96,900 and the Remaining Protected Balance is reduced to $88,300. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $2,750 (total withdrawal amount − Protected Payment Amount; $4,000 − $1,250=$2,750).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount). Numerically, the ratio is 3.10% ($2,750 ÷ ($90,000 − $1,250); $2,750 ÷ $88,750 = 0.0310 or 3.10%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $96,900 (Protected Payment Base × (1 − ratio); $100,000 × (1 − 3.10%); $100,000 × 96.90% = $96,900).

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $88,300 ((Remaining Protected Balance − Protected Payment Amount) × (1 − ratio); ($92,375 − $1,250) × (1 − 3.10%); $91,125 × 96.90% = $88,300).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $88,375 (Remaining Protected Balance − total withdrawal amount; $92,375 − $4,000 = $88,375).

Therefore, since $88,300 (proportionate method) is less than $88,375 (total withdrawal amount method) the new Remaining Protected Balance is $88,300.

Example #6 – Lifetime Income.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	No subsequent Purchase Payments are received.
•	Owner is age 59 1/2 or older when the first withdrawal was taken
•	Withdrawals, each equal to 5% of the Protected Payment Base are taken each Contract Year.
•	No Automatic Reset or Owner-Elected Reset is assumed during the life of the Rider.

				Protected	Protected	Remaining
Contract		End of Year	Annual	Payment	Payment	Protected
Year	Withdrawal	Contract Value	Credit	Base	Amount	Balance

1	$5,000	$96,489	$0	$100,000	$5,000	$95,000

2	$5,000	$94,384	$0	$100,000	$5,000	$90,000

3	$5,000	$92,215	$0	$100,000	$5,000	$85,000

4	$5,000	$89,982	$0	$100,000	$5,000	$80,000

5	$5,000	$87,681	$0	$100,000	$5,000	$75,000

6	$5,000	$85,311	$0	$100,000	$5,000	$70,000

7	$5,000	$82,871	$0	$100,000	$5,000	$65,000

8	$5,000	$80,357	$0	$100,000	$5,000	$60,000

9	$5,000	$77,768	$0	$100,000	$5,000	$55,000

10	$5,000	$75,101	$0	$100,000	$5,000	$50,000

11	$5,000	$72,354	$0	$100,000	$5,000	$45,000

12	$5,000	$69,524	$0	$100,000	$5,000	$40,000

13	$5,000	$66,610	$0	$100,000	$5,000	$35,000

14	$5,000	$63,608	$0	$100,000	$5,000	$30,000

15	$5,000	$60,517	$0	$100,000	$5,000	$25,000

16	$5,000	$57,332	$0	$100,000	$5,000	$20,000

17	$5,000	$54,052	$0	$100,000	$5,000	$15,000

18	$5,000	$50,674	$0	$100,000	$5,000	$10,000

19	$5,000	$47,194	$0	$100,000	$5,000	$5,000

20	$5,000	$43,610	$0	$100,000	$5,000	$0

21	$5,000	$39,918	$0	$100,000	$5,000	$0

22	$5,000	$36,115	$0	$100,000	$5,000	$0

23	$5,000	$32,199	$0	$100,000	$5,000	$0

24	$5,000	$28,165	$0	$100,000	$5,000	$0

25	$5,000	$24,010	$0	$100,000	$5,000	$0

26	$5,000	$19,730	$0	$100,000	$5,000	$0

27	$5,000	$15,322	$0	$100,000	$5,000	$0

28	$5,000	$10,782	$0	$100,000	$5,000	$0

29	$5,000	$6,105	$0	$100,000	$5,000	$0

30	$5,000	$1,288	$0	$100,000	$5,000	$0

31	$5,000	$0	$0	$100,000	$5,000	$0

32	$5,000	$0	$0	$100,000	$5,000	$0

33	$5,000	$0	$0	$100,000	$5,000	$0

34	$5,000	$0	$0	$100,000	$5,000	$0

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($5,000): (a) the Protected Payment Base remains unchanged; and (b) the Remaining Protected Balance is reduced by the amount of each withdrawal.

Since a withdrawal occurred during Contract Year 1, no annual credit will be applied to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal. Since it was assumed that the Owner was age 59 1/2 or older when the first withdrawal was taken, withdrawals of 5% of the Protected Payment Base will continue to be paid each year (even after the Contract Value and Remaining Protected Balance have been reduced to zero) until the day of the first death of an Owner or the date of death of the sole surviving Annuitant (death of any Annuitant for Non-Natural Owners), whichever occurs first.

Automatic Income Builder

(This Rider is called the Guaranteed Withdrawal Benefit III Rider in the Contract’s Rider.)

Rider Terms

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions in effect as of the Rider Effective Date.

Protected Payment Amount – The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base. The initial Protected Payment Amount on the Rider Effective Date is equal to the applicable withdrawal percentage (based on the Owner’s age at the time of purchase) multiplied by the Protected Payment Base.

If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is age 59 1/2 or older when the first withdrawal was taken or the most recent reset, whichever is later, the Protected Payment Amount on any day after the Rider Effective Date is equal to the withdrawal percentage multiplied by the Protected Payment Base as of that day, less cumulative withdrawals during the Contract Year.

If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is younger than age 59 1/2 when the first withdrawal was taken or the most recent reset, whichever is later, the Protected Payment Amount on any day after the Rider Effective Date is equal to the lesser of:

•	the withdrawal percentage multiplied by the Protected Payment Base as of that day, less cumulative withdrawals during that Contract Year, or

•	the Remaining Protected Balance as of that day.

The Protected Payment Amount will never be less than zero.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will never be less than zero and will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Remaining Protected Balance – The amount available for future withdrawals made under this Rider. The Remaining Protected Balance will never be less than zero. The initial Remaining Protected Balance is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Reset Date – Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset or an Owner-Elected Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

You will find information about an RMD Withdrawal in the Required Minimum Distributions subsection and information about Automatic Resets and Owner-Elected Resets in the Reset of Protected Payment Base subsection below.

How the Rider Works

On any day, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Rider terminates. Lifetime withdrawals up to the Protected Payment Amount may continue after the Remaining Protected Balance is reduced to zero (0) if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) was age 59 1/2 or older when the first withdrawal was taken after the Rider Effective Date or the most recent Reset Date, whichever is later. If a withdrawal was taken before age 59 1/2 and there was no subsequent Reset, the Rider will terminate once the Remaining Protected Balance is reduced to zero (0). If you are older than 59 1/2 and if you delay taking withdrawals, this Rider also provides the potential to receive a 0.10% increase in the withdrawal percentage per year, which can increase the percentage that you may withdraw each Contract Year without reducing your Protected Payment Base. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

In addition, beginning with the 1st anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value.

The Protected Payment Base and Remaining Protected Balance may change over time. An Automatic Reset or Owner-Elected Reset will increase or decrease the Protected Payment Base and Remaining Protected Balance depending on the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will reduce the Remaining Protected Balance by the amount of the withdrawal and will not change the Protected Payment Base. If a withdrawal is greater than the Protected Payment Amount and the Contract Value is less than the Protected Payment Base, both the Protected Payment Base and Remaining Protected Balance will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including a TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59 1/2, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES – IRAs and Qualified Plans.

Withdrawal Percentage

On or prior to the date of the first withdrawal (measured from the later of the Rider Effective Date or most recent Reset Date) the withdrawal percentage is determined as follows based on the oldest Owner’s age (or youngest Annuitant in the case of a Non-Natural Owner):

If your Rider Effective Date is on or after January 1, 2009, the following Withdrawal Percentages will apply:

Age	Withdrawal Percentage

Before 59 1/2	4.0%
59 1/2 - 69	4.0%
70 - 84	5.0%
85 and older	6.0%

If your Rider Effective Date is before January 1, 2009, the following Withdrawal Percentages will apply:

Age	Withdrawal Percentage

Before 59 1/2	5.0%
59 1/2 - 69	5.0%
70 - 84	6.0%
85 and older	7.0%

If the first withdrawal (measured from the later of the Rider Effective Date or most recent Reset Date) is taken on or after age 59 1/2, the withdrawal percentage will automatically increase according to the table above based on age as of the most recent Contract Anniversary.

If the first withdrawal (measured from the later of the Rider Effective Date or most recent Reset Date) is taken prior to age 59 1/2, the withdrawal percentage will be 4.0% (5.0% if your Rider Effective Date is before January 1, 2009) until the Remaining Protected Balance is depleted and will remain unchanged unless a Reset occurs. If an Automatic Reset or an Owner-Elected Reset occurs and your first withdrawal after that Reset is taken on or after age 59 1/2, the withdrawal percentage will be the withdrawal percentage that corresponds to the age at the time of the first withdrawal.

There is an opportunity for an increase in the withdrawal percentage. The withdrawal percentage in the table above will increase by 0.10% for each Rider year a withdrawal is not taken beginning on the later of the Contract Anniversary following the Owner’s age 59 1/2 or the Rider Effective Date. In addition, the increase in the withdrawal percentage will still be included as you reach a new age band (for example, if your first withdrawal is taken after age 59 1/2 and at age 69 your withdrawal percentage is 4.4%, then your withdrawal percentage would be 5.4% the Contract Anniversary immediately after you turn 70). However, once a withdrawal is taken (including an RMD Withdrawal), regardless of the Owner’s age when the withdrawal is taken, no further 0.10% increase in the withdrawal percentage will be available and eligibility for the 0.10% increase cannot be reinstated with a Reset.

The withdrawal percentage, including any 0.10% increase, will not be reduced as a result of a Reset.

Withdrawal of Protected Payment Amount

While this Rider is in effect, you may withdraw up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year.

If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. Immediately following the withdrawal the Remaining Protected Balance will decrease by the withdrawal amount.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD Withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the excess withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

(See example 4 in Sample Calculations below for a numerical example of the adjustments to the Protected Payment Base, Remaining Protected Balance and Protected Payment Amount as a result of an excess withdrawal.) If a withdrawal is greater than the Protected Payment Amount and the Contract Value is less than the Protected Payment Base, both the Protected Payment Base and Remaining Protected Balance will be reduced by an amount that is greater than the excess amount withdrawn.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions in effect at that time,

•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•	the Annual RMD Amount is based on this Contract only, and

•	only RMD Withdrawals are made from the Contract during the Contract Year.

Immediately following an RMD Withdrawal, the Remaining Protected Balance will decrease by the RMD Withdrawal amount.

See FEDERAL TAX ISSUES – Qualified Contracts – Required Minimum Distributions.

Depletion of Contract Value

If a withdrawal (including an RMD Withdrawal) does not exceed the Protected Payment Amount immediately prior to the withdrawal and reduces the Contract Value to zero, the following will apply:

•	if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner):

•	was younger than age 59 1/2 when the first withdrawal was taken under the Rider, after the Rider Effective Date or the most recent Reset Date, whichever is later, the Protected Payment Amount will be paid each year until the Remaining Protected Balance is reduced to zero, or

•	was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, the Protected Payment Amount will be paid each year until the day of the first death of an Owner or the date of death of the sole surviving Annuitant.

•	the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

•	no additional Purchase Payments will be accepted under the Contract,

•	any Remaining Protected Balance will not be available for payment in a lump sum and will not be applied to provide payments under an Annuity Option, and

•	the Contract will cease to provide any death benefit.

If the Owner or sole surviving Annuitant dies and the Contract Value is zero as of the date of death, there is no death benefit, however, any Remaining Protected Balance will be paid to the Beneficiary under a series of pre-authorized withdrawals and payment frequency (at least annually) then in effect at the time of the Owner’s or sole surviving Annuitant’s death. If, however, the Remaining Protected Balance would be paid over a period that exceeds the life expectancy of the Beneficiary, the pre-authorized withdrawal amount will be adjusted so that the withdrawal payments will be paid over a period that does not exceed the Beneficiary’s life expectancy.

Depletion of Remaining Protected Balance

If a withdrawal (including an RMD Withdrawal) reduces the Remaining Protected Balance to zero and Contract Value remains, the following will apply:

If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner):

•	was younger than age 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, this Rider will terminate, or

•	was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, you may elect to withdraw up to the Protected Payment Amount each year until the day of the first death of an Owner or the date of death of the sole surviving Annuitant. If an Automatic or Owner-Elected Reset occurs, the Remaining Protected Balance will be reinstated to an amount equal to the Contract Value as of that Contract Anniversary.

Before your Remaining Protected Balance is zero, if you took your first withdrawal before age 59 1/2 and you would like to be eligible for lifetime payments under the Rider, an Automatic or Owner-Elected Reset must occur and your first withdrawal after that Reset must be taken on or after age 59 1/2. See the Reset of Protected Payment Base and Remaining Protected Balance subsection of this Rider. If you are younger than age 59 1/2 when the Remaining Protected Balance is zero and Contract Value remains, the Rider will terminate and there is no opportunity for a Reset.

If a withdrawal (except an RMD Withdrawal) made from the Contract exceeds the Protected Payment Amount, the Protected Payment Base will be reduced according to the Withdrawals Exceeding the Protected Payment Amount subsection.

Any death benefit proceeds to be paid to the Beneficiary from remaining Contract Value will be paid according to the Death Benefit provisions of the Contract.

Reset of Protected Payment Base and Remaining Protected Balance

Regardless of which reset option is used, on and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued, except that eligibility for the increase in the withdrawal percentage cannot be reinstated with a Reset once a withdrawal is taken. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of annual Charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base and Remaining Protected Balance are changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value, if the Protected Payment Base is less than the Contract Value on that Contract Anniversary. The annual charge percentage may change as a result of any Automatic Reset (see CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges).

Automatic Reset – Opt-Out Election. Within 60 days after a Contract Anniversary on which an Automatic Reset is effective, you have the option to reinstate the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and annual charge percentage to their respective amounts immediately before the Automatic Reset. Any future Automatic Resets will continue in accordance with the Automatic Reset paragraph above. If you elect this option, your opt-out election must be received, In Proper Form, within the same 60 day period after the Contract Anniversary on which the reset is effective.

Automatic Reset – Future Participation. You may elect not to participate in future Automatic Resets at any time. Your election must be received, In Proper Form, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries. If you previously elected not to participate in Automatic Resets, you may re-elect to participate in future Automatic Resets at any time. Your election to resume participation must be received, In Proper Form, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries as described in the Automatic Reset paragraph above.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary, elect to reset the Remaining Protected Balance and Protected Payment Base to an amount equal to 100% of the Contract Value. An Owner-Elected Reset may be elected while Automatic Resets are in effect. The annual charge percentage may change as a result of this Reset.

If you elect this option, your election must be received, In Proper Form, within 60 days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base, Remaining Protected Balance and Protected Payment Amount. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. You are strongly advised to work with your financial advisor prior to electing an Owner-Elected Reset. We will provide you with written confirmation of your election.

Subsequent Purchase Payments

If we receive additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base and Remaining Protected Balance by the amount of the Purchase Payments. However, for purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the later of the 1st Contract Anniversary or most recent Reset Date to exceed $100,000 without our prior approval. This provision only applies if the Contract to which this Rider is attached permits Purchase Payments after the 1st Contract Anniversary, measured from the Contract Date.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only fixed annuity option is chosen, the annuity payments will be equal to the greater of:

•	the Life Only fixed annual payment amount based on the terms of your Contract, or

•	the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base, Remaining Protected Balance and Protected Payment Amount under this Rider will not be used in determining any annuity payments. Work with your financial advisor to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

The annuity payments described in this subsection are available to you even if your first withdrawal was taken prior to age 59 1/2 and no Resets have occurred.

Continuation of Rider if Surviving Spouse Continues Contract

If the Remaining Protected Balance is zero when the Owner dies, this Rider will terminate. If the Remaining Protected Balance is greater than zero and the Owner dies while this Rider is in effect, the surviving spouse of the deceased Owner may elect to continue the Contract in accordance with its terms, and the surviving spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Remaining Protected Balance is reduced to zero.

The surviving spouse may elect any of the reset options available under this Rider for subsequent Contract Anniversaries. If a reset takes place then the provisions of this Rider will continue in full force and in effect for the surviving spouse. The withdrawal percentage will be determined based on the age of the surviving spouse and the new withdrawal percentage may be higher or lower than what the withdrawal percentage was prior to death. In addition, if the surviving spouse is age 59 1/2 or older when the first withdrawal is taken after the most recent Reset Date and this Reset Date occurred after the surviving spouse continued the Contract, then the surviving spouse may take withdrawals of the Protected Payment Amount (based on the new Protected Payment Base and withdrawal percentage) for life.

Any 0.10% increase to the withdrawal percentage previously added will apply but no further increases to the withdrawal percentage will be added.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract and Rider (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Death Benefits).

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements,

•	the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner), was younger than 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later,

•	the date of the first death of an Owner or the date of death of the sole surviving Annuitant (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

•	for Contracts with a Non-Natural Owner, the date of the first death of an Annuitant, including Primary, Joint and Contingent Annuitants,

•	the day the Contract is terminated in accordance with the provisions of the Contract,

•	the day we are notified of a change in ownership of the Contract to a non-spouse Owner if the Contract is Non-Qualified (excluding changes in ownership to or from certain trusts),

•	the day you exchange this Rider for another withdrawal benefit Rider,

•	the Annuity Date (see the Annuitization subsection for additional information), or

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD Withdrawal) that exceeds the Protected Payment Amount.

See the Depletion of Contract Value subsection for situations where the Rider will not terminate when the Contract Value is reduced to zero and see the Depletion of Remaining Protected Balance subsection for situations where the Rider will not terminate when the Remaining Protected Balance is reduced to zero.

Sample Calculations

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

Example #1 – Setting of Initial Values.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Owner’s age on Rider Effective Date = 68

				Protected	Protected	Remaining
	Purchase			Payment	Payment	Protected
	Payment	Withdrawal	Contract Value	Base	Amount	Balance

Rider Effective Date	$100,000		$100,000	$100,000	$4,000	$100,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = Withdrawal percentage multiplied by the Protected Payment Base = 4% × $100,000 = $4,000

Example #2 – Subsequent Purchase Payments.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Owner’s age on Rider Effective Date = 68
•	A subsequent Purchase Payment of $100,000 is received during Contract Years 1 and 2.
•	No withdrawals taken.
•	Automatic Reset at Contract Years 2 and 3.
•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected	Remaining
	Purchase			Payment	Payment	Protected
	Payment	Withdrawal	Contract Value	Base	Amount	Balance

Rider Effective Date	$100,000		$100,000	$100,000	$4,000	$100,000

Activity	$100,000		$200,000	$200,000	$8,000	$200,000

Year 2 Contract Anniversary	Prior to Automatic Reset		$207,000	$200,000	$8,200	$200,000

Year 2 Contract Anniversary	After Automatic Reset		$207,000	$207,000	$8,487	$207,000

Activity	$100,000		$307,000	$307,000	$12,587	$307,000

Year 3 Contract Anniversary	Prior to Automatic Reset		$321,490	$307,000	$15,964	$307,000

Year 3 Contract Anniversary	After Automatic Reset		$321,490	$321,490	$16,717	$321,490

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $200,000 ($100,000 + $100,000). The Protected Payment Amount after the Purchase Payment is equal to $8,000 (4.0% of the Protected Payment Base after the Purchase Payment).

Since no withdrawal occurred prior to Year 2 Contract Anniversary, the withdrawal percentage is increased to 4.1%. Additionally, because at Year 2 Contract Anniversary, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 2 Contract Anniversary – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and

Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Year 2 Contract Anniversary – After Automatic Reset). As a result, the Protected Payment Amount is equal to $8,487 (4.1% of the reset Protected Payment Base).

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 2, the Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $307,000 ($207,000 + $100,000). The Protected Payment Amount after the Purchase Payment is equal to $12,587 (4.1% of the Protected Payment Base after the Purchase Payment).

At Year 3 Contract Anniversary, the withdrawal percentage is increased to 5.2%. The withdrawal percentage increased from 4.1% to 5.2% because during Contract Year 2 there were no withdrawals (0.10% added to the withdrawal percentage) and the Owner reached age 70 (1.0% added to the withdrawal percentage). Additionally, because at Year 3 Contract Anniversary, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 3 Contract Anniversary – Prior to Automatic Reset), an Automatic Reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Year 3 Contract Anniversary – After Automatic Reset). As a result, the Protected Payment Amount is equal to $16,717 (5.2% of the reset Protected Payment Base).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of additional amounts credited, charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 – Withdrawals Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Owner’s age on Rider Effective Date = 68
•	A subsequent Purchase Payment of $100,000 is received during Contract Years 1 and 2.
•	A withdrawal equal to or less than the Protected Payment Amount is taken during Contract Year 3.
•	Automatic Reset at Contract Years 2, 3 and 4.
•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected	Remaining
	Purchase			Payment	Payment	Protected
	Payment	Withdrawal	Contract Value	Base	Amount	Balance

Rider Effective Date	$100,000		$100,000	$100,000	$4,000	$100,000

Activity	$100,000		$200,000	$200,000	$8,000	$200,000

Year 2 Contract Anniversary	Prior to Automatic Reset		$207,000	$200,000	$8,200	$200,000

Year 2 Contract Anniversary	After Automatic Reset		$207,000	$207,000	$8,487	$207,000

Activity	$100,000		$307,000	$307,000	$12,587	$307,000

Year 3 Contract Anniversary	Prior to Automatic Reset		$321,490	$307,000	$15,964	$307,000

Year 3 Contract Anniversary	After Automatic Reset		$321,490	$321,490	$16,717	$321,490

Activity		$16,717	$327,277	$321,490	$0	$304,773

Year 4 Contract Anniversary	Prior to Automatic Reset		$327,277	$321,490	$16,717	$304,773

Year 4 Contract Anniversary	After Automatic Reset		$327,277	$327,277	$17,018	$327,277

For an explanation of the values and activities at the start of and during Contract Years 1 and 2, refer to Examples #1 and #2.

At Year 3 Contract Anniversary, the withdrawal percentage is increased to 5.2%. The withdrawal percentage increased from 4.1% to 5.2% because during Contract Year 2 there were no withdrawals (0.10% added to the withdrawal percentage) and the Owner reached age 70 (1.0% added to the withdrawal percentage). Additionally, because at Year 3 Contract Anniversary, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 3 Contract Anniversary – Prior to Automatic Reset), an Automatic Reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Year 3 Contract Anniversary – After Automatic Reset). As a result, the Protected Payment Amount is equal to $16,717 (5.2% of the reset Protected Payment Base).

As the withdrawal during Contract Year 3 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($16,717):

•	the Protected Payment Base remains unchanged; and
•	the Remaining Protected Balance is reduced by the amount of the withdrawal to $304,773 ($321,490 − $16,717).

Since a withdrawal occurred during Contract Year 3, the withdrawal percentage will no longer increase as a result of delaying withdrawals.

Because at the Year 4 Contract Anniversary, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 4 Contract Anniversary – Prior to Automatic Reset), an automatic reset occurred which resets the Protected

Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Year 4 Contract Anniversary – After Automatic Reset). As a result, the Protected Payment Amount is equal to $17,018 (5.2% of the reset Protected Payment Base).

Example #4 – Withdrawals Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Owner’s age on Rider Effective Date = 68
•	A subsequent Purchase Payment of $100,000 is received during Contract Years 1 and 2.
•	A withdrawal greater than the Protected Payment Amount is taken during Contract Year 3.
•	Automatic Resets at Contract Years 2, 3 and 4.
•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected	Remaining
	Purchase		Contract	Payment	Payment	Protected
	Payment	Withdrawal	Value	Base	Amount	Balance

Rider Effective Date	$100,000		$100,000	$100,000	$4,000	$100,000

Activity	$100,000		$200,000	$200,000	$8,000	$200,000

Year 2 Contract Anniversary	Prior to Automatic Reset		$207,000	$200,000	$8,200	$200,000

Year 2 Contract Anniversary	After Automatic Reset		$207,000	$207,000	$8,487	$207,000

Activity	$100,000		$307,000	$307,000	$12,587	$307,000

Year 3 Contract Anniversary	Prior to Automatic Reset		$321,490	$307,000	$15,964	$307,000

Year 3 Contract Anniversary	After Automatic Reset		$321,490	$321,490	$16,717	$321,490

Activity		$30,000	$313,994	$308,437	$0	$291,490

Year 4 Contract Anniversary	Prior to Automatic Reset		$313,994	$308,437	$16,038	$291,490

Year 4 Contract Anniversary	After Automatic Reset		$313,994	$313,994	$16,327	$313,994

For an explanation of the values and activities at the start of and during Contract Years 1 and 2, refer to Examples #1 and #2.

At Year 3 Contract Anniversary, the withdrawal percentage is increased to 5.2%. The withdrawal percentage increased from 4.1% to 5.2% because during Contract Year 2 there were no withdrawals (0.10% added to the withdrawal percentage) and the Owner reached age 70 (1.0% added to the withdrawal percentage). Additionally, because at Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 3 Contract Anniversary – Prior to Automatic Reset), an Automatic Reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Year 3 Contract Anniversary – After Automatic Reset). As a result, the Protected Payment Amount is equal to $16,717 (5.2% of the reset Protected Payment Base).

As the withdrawal during Contract Year 3 exceeded the Protected Payment Amount immediately prior to the withdrawal ($16,717), the Protected Payment Base is reduced to $308,437 and the Remaining Protected Balance is reduced to $291,490. The reduction in the Protected Payment Base and the Remaining Protected Balance is calculated as follows:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $13,283 (total withdrawal amount − Protected Payment Amount; $30,000 − $16,717 = $13,283).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value prior to the withdrawal − Protected Payment Amount). The Contract Value prior to the withdrawal was $343,994, which equals the $313,994 after the withdrawal plus the $30,000 withdrawal amount. Numerically, the ratio is 4.06% ($13,283 ÷ ($343,994 − $16,717); $13,283 ÷ $327,277 = 0.0406 or 4.06%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $308,437 (Protected Payment Base × (1 − ratio); $321,490 × (1 − 4.06%); $321,490 × 95.94% = $308,437).

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance immediately before the withdrawal is reduced by the Protected Payment Amount and then multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the new Remaining Protected Balance is $292,399 ((Remaining Protected Balance immediately before the withdrawal − Protected Payment Amount) × (1 − ratio); ($321,490 − $16,717) × (1 − 4.06%); $304,773 × 95.94% = $292,399).

To determine the total withdrawal amount reduction, the Remaining Protected Balance immediately before the withdrawal is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the new Remaining Protected Balance is $291,490 (Remaining Protected Balance immediately before the withdrawal − total withdrawal amount; $321,490 − $30,000 = $291,490).

Therefore, since $291,490 (total withdrawal amount method) is less than $292,399 (proportionate method) the new Remaining Protected Balance is $291,490.

Since a withdrawal occurred during Contract Year 3, the withdrawal percentage will no longer increase as a result of delaying withdrawals.

At Year 4 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 4 Contract Anniversary – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Year 4 Contract Anniversary – After Automatic Reset). As a result, the Protected Payment Amount is equal to $16,327 (5.2% of the reset Protected Payment Base).

Example #5 – RMD Withdrawals.

This is an example of the effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base and Remaining Protected Balance. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance

05/01/2006 Contract Anniversary			$0	$100,000	$5,000	$100,000

01/01/2007			$7,500

03/15/2007	$1,875			$100,000	$3,125	$98,125

05/01/2007 Contract Anniversary				$100,000	$5,000	$98,125

06/15/2007	$1,875			$100,000	$3,125	$96,250

09/15/2007	$1,875			$100,000	$1,250	$94,375

12/15/2007	$1,875			$100,000	$0	$92,500

01/01/2008			$8,000

03/15/2008	$2,000			$100,000	$0	$90,500

05/01/2008
Contract Anniversary				$100,000	$5,000	$90,500

Since the RMD Amount for 2008 increases to $8,000, the quarterly withdrawals of the RMD Amount increase to $2,000, as shown by the RMD Withdrawal on March 15, 2008. Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. The only effect is a reduction in the Remaining Protected Balance equal to the amount of each withdrawal. In addition, each contract year the Protected Payment Amount is reduced by the amount of each withdrawal until the Protected Payment Amount is zero.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance

05/01/2006 Contract Anniversary			$0	$100,000	$5,000	$100,000

01/01/2007			$7,500

03/15/2007	$1,875			$100,000	$3,125	$98,125

04/01/2007		$2,000		$100,000	$1,125	$96,125

05/01/2007 Contract Anniversary				$100,000	$5,000	$96,125

06/15/2007	$1,875			$100,000	$3,125	$94,250

09/15/2007	$1,875			$100,000	$1,250	$92,375

11/15/2007		$4,000		$96,900	$0	$88,300

On 3/15/07 there was an RMD Withdrawal of $1,875 and on 4/1/07 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/06 through 4/30/07) did not exceed the Protected Payment Amount of $5,000 there was no adjustment to the Protected Payment Base. The only effect is a reduction in the Remaining Protected Balance and the Protected Payment Amount equal to the amount of each withdrawal. On 5/1/07, the Protected Payment Amount was re-calculated (5% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/07, there was a non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($5,000). As the withdrawal exceeded the Protected Payment Amount immediately prior to the withdrawal ($1,250), and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $96,900 and the Remaining Protected Balance is reduced to $88,300. The Protected Payment Base and Remaining Protected Balance will be reduced by the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $2,750 (total withdrawal amount − Protected Payment Amount; $4,000 − $1,250 = $2,750).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount). Numerically, the ratio is 3.10% ($2,750 ÷ ($90,000 − $1,250); $2,750 ÷ $88,750 = 0.0310 or 3.10%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $96,900 (Protected Payment Base × (1 − ratio); $100,000 × (1 − 3.10%); $100,000 × 96.90% = $96,900).

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount and then multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $88,300 ((Remaining Protected Balance − Protected Payment Amount) × (1 − ratio); ($92,375 − $1,250) × (1 − 3.10%); $91,125 × 96.90% = $88,300).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $88,375 (Remaining Protected Balance − total withdrawal amount; $92,375 − $4,000 = $88,375).

Therefore, since $88,300 (proportionate method) is less than $88,375 (total withdrawal amount method) the new Remaining Protected Balance is $88,300.

Example #6 – Lifetime Income.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Owner’s age on Rider Effective Date = 65
•	No subsequent Purchase Payments are received.

•	Withdrawals, are taken each Contract Year:

•	Equal to 4% of the Protected Payment Base in Contract Years 1-5 (age 65-69)
•	Equal to 5% of the Protected Payment Base in Contract Years 6-20 (age 70-84)
•	Equal to 6% of the Protected Payment Base in Contract Years 21-35 (age 85-99)

•	No Automatic Reset or Owner-Elected Reset is assumed during the life of the Rider.

			Protected	Protected	Remaining
Contract		End of Year	Payment	Payment	Protected
Year	Withdrawal	Contract Value	Base	Amount	Balance

1	$4,000	$99,000	$100,000	$4,000	$96,000

2	$4,000	$97,970	$100,000	$4,000	$92,000

3	$4,000	$96,909	$100,000	$4,000	$88,000

4	$4,000	$95,816	$100,000	$4,000	$84,000

5	$4,000	$94,691	$100,000	$4,000	$80,000

6	$5,000	$92,532	$100,000	$5,000	$75,000

7	$5,000	$90,308	$100,000	$5,000	$70,000

8	$5,000	$88,017	$100,000	$5,000	$65,000

9	$5,000	$85,657	$100,000	$5,000	$60,000

10	$5,000	$83,227	$100,000	$5,000	$55,000

11	$5,000	$80,724	$100,000	$5,000	$50,000

12	$5,000	$78,146	$100,000	$5,000	$45,000

13	$5,000	$75,490	$100,000	$5,000	$40,000

14	$5,000	$72,755	$100,000	$5,000	$35,000

15	$5,000	$69,937	$100,000	$5,000	$30,000

16	$5,000	$67,035	$100,000	$5,000	$25,000

17	$5,000	$64,046	$100,000	$5,000	$20,000

18	$5,000	$60,968	$100,000	$5,000	$15,000

19	$5,000	$57,797	$100,000	$5,000	$10,000

20	$5,000	$54,531	$100,000	$5,000	$5,000

21	$6,000	$50,167	$100,000	$6,000	$0

22	$6,000	$45,672	$100,000	$6,000	$0

23	$6,000	$41,042	$100,000	$6,000	$0

24	$6,000	$36,273	$100,000	$6,000	$0

25	$6,000	$31,361	$100,000	$6,000	$0

26	$6,000	$26,302	$100,000	$6,000	$0

27	$6,000	$21,091	$100,000	$6,000	$0

28	$6,000	$15,724	$100,000	$6,000	$0

29	$6,000	$10,196	$100,000	$6,000	$0

30	$6,000	$4,501	$100,000	$6,000	$0

31	$6,000	$0	$100,000	$6,000	$0

32	$6,000	$0	$100,000	$6,000	$0

33	$6,000	$0	$100,000	$6,000	$0

34	$6,000	$0	$100,000	$6,000	$0

35	$6,000	$0	$100,000	$6,000	$0

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 4% of Protected Payment Base = $4,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal: (a) the Protected Payment Base remains unchanged; and (b) the Remaining Protected Balance is reduced by the amount of each withdrawal.

Since a withdrawal occurred during Contract Year 1, no increases are added to the withdrawal percentage due to delaying withdrawals.

Since it was assumed that the Owner was age 59 1/2 or older when the first withdrawal was taken, withdrawals of 4%, 5% and 6% of the Protected Payment Base, respectively, will continue to be paid each year (even after the Contract Value and Remaining Protected Balance have been reduced to zero) until the day of the first death of an Owner or the date of death of the sole surviving Annuitant (death of any Annuitant for Non-Natural Owners), whichever occurs first.

Flexible Lifetime Income (Single)

(This Rider is called the 5% Guaranteed Withdrawal Benefit Rider in the Contract’s Rider.)

Rider Terms

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions in effect as of the Rider Effective Date.

Protected Payment Amount – The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base. The Protected Payment Amount on any day after the Rider Effective Date is equal to the lesser of:

•	5% of the Protected Payment Base as of that day, less cumulative withdrawals during that Contract Year, or

•	the Remaining Protected Balance as of that day.

The initial Protected Payment Amount on the Rider Effective Date is equal to 5% of the initial Protected Payment Base.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Remaining Protected Balance – The amount available for future withdrawals made under this Rider. The initial Remaining Protected Balance is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Annual Credit – An amount added to the Protected Payment Base and Remaining Protected Balance.

Reset Date – Any Contract Anniversary beginning with the 1st Contract Anniversary after the Rider Effective Date on which an Automatic Reset or an Owner-Elected Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

How the Rider Works

On any day, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Remaining Protected Balance is reduced to zero (0). Lifetime withdrawals up to the Protected Payment Amount may continue after the Remaining Protected Balance is reduced to zero (0) if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) was age 59 1/2 or older when the first withdrawal was taken after the Rider Effective Date or the most recent Reset Date, whichever is later. If a withdrawal was taken before age 59 1/2 and there was no subsequent Reset, the Rider will terminate once the Remaining Protected Balance is reduced to zero (0). This Rider also provides for an amount (an “Annual Credit”) to be added to the Protected Payment Base and Remaining Protected Balance. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

In addition, beginning with the 1st anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value.

If applicable, an Annual Credit is added to the Protected Payment Base and Remaining Protected Balance prior to any Automatic Reset. If the Contract Value as of that Contract Anniversary is greater than the Protected Payment Base (which includes the Annual Credit amount) then the Protected Payment Base and Remaining Protected Balance will be automatically reset to equal the Contract Value.

The Protected Payment Base and Remaining Protected Balance may change over time. The addition of an Annual Credit will increase the Protected Payment Base and the Remaining Protected Balance by the amount of the Annual Credit. An Automatic Reset or Owner-Elected Reset will increase or decrease the Protected Payment Base and Remaining Protected Balance depending on the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will reduce the Remaining Protected Balance by the amount of the withdrawal and will not change the Protected Payment Base. If a withdrawal is greater than the Protected Payment Amount and the Contract Value is less than the Protected Payment Base, both the Protected Payment Base and Remaining Protected Balance will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including a TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59 1/2, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES – IRAs and Qualified Plans.

Withdrawal of Protected Payment Amount

While this Rider is in effect, you may withdraw up to the Protected Payment Amount each Contact Year, regardless of market performance, until the Rider terminates. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year. If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. The Remaining Protected Balance will decrease by the withdrawal amount immediately following the withdrawal.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD Withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the excess withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. (See example 4 in Sample Calculations below for a numerical example of the adjustments to the Protected Payment Base and Remaining Protected Balance as a result of an excess withdrawal.) If a withdrawal is greater than the Protected Payment Amount and the Contract Value is less than the Protected Payment Base, both the Protected Payment Base and Remaining Protected Balance will be reduced by an amount that is greater than the excess amount withdrawn.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions in effect at that time,

•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•	the Annual RMD Amount is based on this Contract only, and

•	only RMD Withdrawals are made from the Contract during the Contract Year.

Immediately following an RMD Withdrawal, the Remaining Protected Balance will decrease by the RMD Withdrawal amount.

See FEDERAL TAX ISSUES – Qualified Contracts – Required Minimum Distributions.

Depletion of Contract Value

If a withdrawal (including an RMD Withdrawal) does not exceed the Protected Payment Amount and reduces the Contract Value to zero, the following will apply:

•	if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner):

•	was younger than age 59 1/2 when the first withdrawal was taken under the Rider, after the Rider Effective Date or the most recent Reset Date, whichever is later, 5% of the Protected Payment Base will be paid each year until the Remaining Protected Balance is reduced to zero, or

•	was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, 5% of the Protected Payment Base will be paid each year until the day of the first death of an Owner or the date of death of the sole surviving Annuitant.

•	the payments of 5% of the Protected Payment Base will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

•	no additional Purchase Payments will be accepted under the Contract,

•	any Remaining Protected Balance will not be available for payment in a lump sum and will not be applied to provide payments under an Annuity Option, and

•	the Contract will cease to provide any death benefit.

If the Owner or sole surviving Annuitant dies and the Contract Value is zero as of the date of death, there is no death benefit, however, any Remaining Protected Balance will be paid to the Beneficiary under a series of pre-authorized withdrawals and payment frequency (at least annually) then in effect at the time of the Owner’s or sole surviving Annuitant’s death. If, however, the Remaining Protected Balance would be paid over a period that exceeds the life expectancy of the Beneficiary, the pre-authorized withdrawal amount will be adjusted so that the withdrawal payments will be paid over a period that does not exceed the Beneficiary’s life expectancy.

Depletion of Remaining Protected Balance

If a withdrawal (including an RMD Withdrawal) reduced the Remaining Protected Balance to zero and Contract Value remains, the following will apply:

If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner):

•	was younger than age 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, this Rider will terminate, or

•	was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, you may elect to withdraw up to 5% of the Protected Payment Base each year until the day of the first death of an Owner or the date of death of the sole surviving Annuitant. If an Automatic or Owner-Elected Reset occurs, the Remaining Protected Balance will be reinstated to an amount equal to the Contract Value as of that Contract Anniversary.

Before your Remaining Protected Balance is zero, if you took your first withdrawal before age 59 1/2 and you would like to be eligible for lifetime payments under the Rider, an Automatic or Owner-Elected Reset must occur and your first withdrawal after that Reset must be taken on or after age 59 1/2. See the Reset of Protected Payment Base and Remaining Protected Balance subsection of this Rider. If you are younger than age 59 1/2 when the Remaining Protected Balance is zero and Contract Value remains, the Rider will terminate and there is no opportunity for a Reset.

If a withdrawal (except an RMD Withdrawal) made from the Contract exceeds the Protected Payment Amount, the withdrawal will be treated as an excess withdrawal and the Protected Payment Base will be reduced according to the Withdrawals Exceeding the Protected Payment Amount subsection.

Any death benefit proceeds to be paid to the Beneficiary from remaining Contract Value will be paid according to the Death Benefit provisions of the Contract.

Annual Credit

On each Contract Anniversary after the Rider Effective Date, an Annual Credit will be added to the Protected Payment Base and Remaining Protected Balance, as of that Contract Anniversary, if:

•	no withdrawals have occurred after the Rider Effective Date or the most recent Reset Date, whichever is later, and

•	that Contract Anniversary is within the first 10 Contract Anniversaries, measured from the Rider Effective Date or the most recent Reset Date, whichever is later.

The Annual Credit is equal to 6% of the total of:

•	the Remaining Protected Balance on the Rider Effective Date or the most recent Reset Date, whichever is later, and

•	the cumulative Purchase Payments received after the Rider Effective Date or most recent Reset Date, whichever is later,

as of the Contract Anniversary on which the Annual Credit is added.

Once a withdrawal has occurred, including an RMD Withdrawal, no Annual Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal, unless an Automatic Reset or Owner-Elected Reset occurs. If such a Reset occurs, your eligibility for the Annual Credit will be reinstated as of the Reset Date.

The Annual Credit is not added to your Contract Value.

Reset of Protected Payment Base and Remaining Protected Balance

Regardless of which reset option is used, on and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. Eligibility for any Annual Credit, the limitations and restrictions on Purchase Payments and withdrawals, the deduction of annual Charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base and Remaining Protected Balance are changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value, if the Protected Payment Base, after any Annual Credit is applied, is less than the Contract Value on that Contract Anniversary. The annual charge percentage may change as a result of any Automatic Reset (see CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges).

Automatic Reset – Opt-Out Election. Within 60 days after a Contract Anniversary on which an Automatic Reset is effective, you have the option to reinstate the Protected Payment Base, Remaining Protected Balance and annual charge percentage to their respective amounts immediately before the Automatic Reset. Any future Automatic Resets will continue in effect in accordance with the Automatic Reset paragraph above.

If you elect this option, your opt-out election must be received, In Proper Form, within the same 60 day period after the Contract Anniversary on which the reset is effective.

Automatic Reset – Future Participation. You may elect not to participate in future Automatic Resets at any time. Your election must be received, In Proper Form, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries.

If you previously elected not to participate in Automatic Resets, you may re-elect to participate in future Automatic Resets at any time. Your election to resume participation must be received, In Proper Form, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries as described in the Automatic Reset paragraph above.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary, elect to reset the Remaining Protected Balance and Protected Payment Base to an amount equal to 100% of the Contract Value. An Owner-Elected Reset may be elected while Automatic Resets are in effect. The annual charge percentage may change as a result of this Reset.

If you elect this option, your election must be received, In Proper Form, within 60 days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and any Annual Credit that may be applied. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. You are strongly advised to work with your financial advisor prior to electing an Owner-Elected Reset. We will provide you with written confirmation of your election.

Subsequent Purchase Payments

If we receive additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base and Remaining Protected Balance by the amount of the Purchase Payments. However, for purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the later of the 1st Contract Anniversary or most recent Reset Date to exceed $100,000 without our prior approval. This provision only applies if the Contract to which this Rider is attached, permits Purchase Payments after the 1st Contract Anniversary, measured from the Contract Date.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only annuity option is chosen, the annuity payments will be equal to the greater of:

•	the Life Only annual payment amount based on the terms of your Contract, or

•	5% of the Protected Payment Base in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base, Remaining Protected Balance and Protected Payment Amount under this Rider will not be used in determining any annuity payments. Work with your financial advisor to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

The annuity payments described in this subsection are available to you even if your first withdrawal was taken prior to age 59 1/2 and no Resets have occurred.

Continuation of Rider if Surviving Spouse Continues Contract

If the Remaining Protected Balance is zero when the Owner dies, this Rider will terminate. If the Owner dies while this Rider is in effect and if the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, the surviving spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Remaining Protected Balance is reduced to zero.

The surviving spouse may elect any of the reset options available under this Rider for subsequent Contract Anniversaries. If a reset takes place then the provisions of this Rider will continue in full force and in effect for the surviving spouse. In addition, if the surviving spouse is age 59 1/2 or older when the first withdrawal is taken after the most recent Reset Date and this Reset Date occurred after the surviving spouse continued the Contract, then the surviving spouse may take withdrawals of the Protected Payment Amount (based on the new Protected Payment Base) for life.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract and Rider (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Death Benefits).

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements,

•	the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner), was younger than 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later,

•	the date of the first death of an Owner or the date of death of the sole surviving Annuitant (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

•	for Contracts with a Non-Natural Owner, the date of the first death of an Annuitant, including Primary, Joint and Contingent Annuitants,

•	the day the Contract is terminated in accordance with the provisions of the Contract,

•	the day we are notified of a change in ownership of the Contract to a non-spouse Owner if the Contract is Non-Qualified (excluding changes in ownership to or from certain trusts),

•	the day you exchange this Rider for another withdrawal benefit Rider,

•	the Annuity Date (see the Annuitization subsection for additional information), or

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD Withdrawal) that exceeds the Protected Payment Amount.

See the Depletion of Contract Value subsection for situations where the Rider will not terminate when the Contract Value is reduced to zero and see the Depletion of Remaining Protected Balance subsection for situations where the Rider will not terminate when the Remaining Protected Balance is reduced to zero.

Flexible Lifetime Income (Joint)

(This Rider is called the Joint Life 5% Guaranteed Withdrawal Benefit Rider in the Contract’s Rider.)

Rider Terms

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions in effect as of the Rider Effective Date.

Designated Lives (each a “Designated Life”) – Designated Lives must be natural persons who are each other’s spouses on the Rider Effective Date. Designated Lives will remain unchanged while this Rider is in effect.

To be eligible for lifetime benefits, a Designated Life must:

•	be the Owner (or the Annuitant, in the case of a custodial owned IRA or TSA), or

•	remain the Spouse of the other Designated Life and be the first in line of succession, as determined under the Contract, for payment of any death benefit.

Protected Payment Amount – The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base. The Protected Payment Amount on any day after the Rider Effective Date is equal to 5% of the Protected Payment Base as of that day, less cumulative withdrawals during that Contract Year. The initial Protected Payment Amount on the Rider Effective Date is equal to 5% of the initial Protected Payment Base.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Remaining Protected Balance – The amount available for future withdrawals made under this Rider. The initial Remaining Protected Balance is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Annual Credit – An amount added to the Protected Payment Base and Remaining Protected Balance.

Reset Date – Any Contract Anniversary beginning with the 1st Contract Anniversary after the Rider Effective Date on which an Automatic Reset or an Owner-Elected Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

Spouse – The Owner’s spouse who is treated as the Owner’s spouse pursuant to federal law.

Surviving Spouse – The surviving spouse of a deceased Owner.

How the Rider Works

On any day, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the death of all Designated Lives eligible for lifetime benefits. This Rider also provides for an amount (an “Annual Credit”) to be added to the Protected Payment Base and Remaining Protected Balance. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

In addition, on each Contract Anniversary while this Rider is in effect and before the Annuity Date, the Rider provides for Automatic Annual Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value.

If applicable, an Annual Credit is added to the Protected Payment Base and Remaining Protected Balance prior to any Automatic Reset. If the Contract Value as of that Contract Anniversary is greater than the Protected Payment Base (which includes the Annual Credit amount) then the Protected Payment Base and Remaining Protected Balance will be automatically reset to equal the Contract Value.

The Protected Payment Base and Remaining Protected Balance may change over time. The addition of an Annual Credit will increase the Protected Payment Base and the Remaining Protected Balance by the amount of the Annual Credit. An Automatic Reset or Owner-Elected Reset will increase or decrease the Protected Payment Base and Remaining Protected Balance depending on the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will reduce the Remaining Protected Balance by the amount of the withdrawal and will not change the Protected Payment Base. If a withdrawal is greater than the Protected Payment Amount and the Contract Value is less than the Protected Payment Base, both the Protected Payment Base and Remaining Protected Balance will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including a TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59 1/2, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES – IRAs and Qualified Plans.

Withdrawal of Protected Payment Amount

While this Rider is in effect, you may withdraw up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year.

If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. Immediately following the withdrawal, the Remaining Protected Balance will decrease by the withdrawal amount.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD Withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the excess withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. (See example 4 in Sample Calculations below for a numerical example of the adjustments to the Protected Payment Base and Remaining Protected Balance as a result of an excess withdrawal.) If a withdrawal is greater than the Protected Payment Amount and the Contract Value is less than the Protected Payment Base, both the Protected Payment Base and Remaining Protected Balance will be reduced by an amount that is greater than the excess amount withdrawn.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions in effect at that time,

•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•	the Annual RMD Amount is based on this Contract only, and

•	only RMD Withdrawals are made from the Contract during the Contract Year.

Immediately following an RMD Withdrawal, the Remaining Protected Balance will decrease by the RMD Withdrawal amount.

See FEDERAL TAX ISSUES – Qualified Contracts – Required Minimum Distributions.

Depletion of Contract Value

If a withdrawal does not exceed the Protected Payment Amount (or is an RMD Withdrawal) and reduces the Contract Value to zero, the following will apply:

•	5% of the Protected Payment Base will be paid each year until the death of all Designated Lives eligible for lifetime benefits,

•	the payments of 5% of the Protected Payment Base will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

•	no additional Purchase Payments will be accepted under the Contract,

•	any Remaining Protected Balance will not be available for payment in a lump sum and will not be applied to provide payments under an Annuity Option, and

•	the Contract will cease to provide any death benefit.

If the surviving Designated Life eligible for lifetime benefits dies and the Contract Value is zero as of the date of death, there is no death benefit, however, any Remaining Protected Balance will be paid to the Beneficiary under a series of pre-authorized withdrawals and payment frequency (at least annually) then in effect at the time of the death of the surviving Designated Life eligible for lifetime benefits. If, however, the Remaining Protected Balance would be paid over a period that exceeds the life expectancy of the Beneficiary, the pre-authorized withdrawal amount will be adjusted so that the withdrawal payments will be paid over a period that does not exceed the Beneficiary’s life expectancy.

Depletion of Remaining Protected Balance

If a withdrawal (including an RMD Withdrawal) reduced the Remaining Protected Balance to zero and Contract Value remains, the following will apply:

•	if a withdrawal (except an RMD Withdrawal) made from the Contract exceeds the Protected Payment Amount, the withdrawal will be treated as an excess withdrawal and the Protected Payment Base will be reduced according to the Withdrawals Exceeding the Protected Payment Amount subsection, and

•	any death benefit proceeds to be paid to the Beneficiary from remaining Contract Value will be paid according to the Death Benefit provisions of the Contract.

Annual Credit

On each Contract Anniversary after the Rider Effective Date, an Annual Credit will be added to the Protected Payment Base and Remaining Protected Balance, as of that Contract Anniversary, if:

•	no withdrawals have occurred after the Rider Effective Date or the most recent Reset Date, whichever is later, and

•	that Contract Anniversary is within the first 10 Contract Anniversaries, measured from the Rider Effective Date or the most recent Reset Date, whichever is later.

The Annual Credit is equal to 6% of the total of:

•	the Remaining Protected Balance on the Rider Effective Date or the most recent Reset Date, whichever is later, and

•	the cumulative Purchase Payments received after the Rider Effective Date or most recent Reset Date, whichever is later,

as of the Contract Anniversary on which the Annual Credit is added.

Once a withdrawal has occurred, including an RMD Withdrawal, no Annual Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal, unless an Automatic Reset or Owner-Elected Reset occurs. If such a Reset occurs, your eligibility for the Annual Credit will be reinstated as of the Reset Date.

The Annual Credit is not added to your Contract Value.

Reset of Protected Payment Base and Remaining Protected Balance

Regardless of which reset option is used, on and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. Eligibility for any Annual Credit, the limitations and restrictions on Purchase Payments and withdrawals, the deduction of annual Charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base and Remaining Protected Balance are changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value, if the Protected Payment Base, after any Annual Credit is applied, is less than the Contract Value on that Contract Anniversary. The annual charge percentage may change as a result of any Automatic Reset (see CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges).

Automatic Reset – Opt-Out Election. Within 60 days after a Contract Anniversary on which an Automatic Reset is effective, you have the option to reinstate the Protected Payment Base, Remaining Protected Balance and annual charge percentage to their respective amounts immediately before the Automatic Reset. Any future Automatic Resets will continue in effect in accordance with the Automatic Reset paragraph above.

If you elect this option, your opt-out election must be received, In Proper Form, within the same 60 day period after the Contract Anniversary on which the reset is effective.

Automatic Reset – Future Participation. You may elect not to participate in future Automatic Resets at any time. Your election must be received, In Proper Form, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries.

If you previously elected not to participate in Automatic Resets, you may re-elect to participate in future Automatic Resets at any time. Your election to resume participation must be received, In Proper Form, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries as described in the Automatic Reset paragraph above.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary, elect to reset the Remaining Protected Balance and Protected Payment Base to an amount equal to 100% of the Contract Value. An Owner-Elected Reset may be elected while Automatic Resets are in effect. The annual charge percentage may change as a result of this Reset.

If you elect this option, your election must be received, In Proper Form, within 60 days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and any Annual Credit that may be applied. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. You are strongly advised to work with your financial advisor prior to electing an Owner-Elected Reset. We will provide you with written confirmation of your election.

Subsequent Purchase Payments

If we receive additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base and Remaining Protected Balance by the amount of the Purchase Payments. However, for purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the later of the 1st Contract Anniversary or most recent Reset Date to exceed $100,000 without our prior approval. This provision only applies if the Contract to which this Rider is attached, permits Purchase Payments after the 1st Contract Anniversary, measured from the Contract Date.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only or Joint Life Only fixed annuity option is chosen, the annuity payments will be equal to the greater of:

•	the Life Only or Joint Life Only fixed annual payment amount based on the terms of your Contract, or

•	5% of the Protected Payment Base in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base, Remaining Protected Balance and Protected Payment Amount under this Rider will not be used in determining any annuity payments. Work with your financial advisor to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies while this Rider is in effect and if the Surviving Spouse (who is also a Designated Life eligible for lifetime benefits) elects to continue the Contract in accordance with its terms, the Surviving Spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the day of the death of such Surviving Spouse. The Surviving Spouse may elect any of the reset options available under this Rider for subsequent Contract Anniversaries.

The Surviving Spouse may elect to receive any death benefit proceeds instead of continuing the Contract and Rider (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Death Benefits).

Ownership and Beneficiary Changes

Changes to the Contract Owner, Annuitant and/or Beneficiary designations and changes in marital status, including a dissolution of marriage, may adversely affect the benefits of this Rider. A particular change may make a Designated Life ineligible to receive lifetime income benefits under this Rider. As a result, the Rider may remain in effect and you may pay for benefits that you will not receive. You are strongly advised to work with your financial advisor and consider your options prior to making any Owner, Annuitant and/or Beneficiary changes to your Contract.

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements,

•	the day of death of all Designated Lives eligible for lifetime benefits,

•	upon the death of the first Designated Life, if a death benefit is payable and a Surviving Spouse who chooses to continue the Contract is not a Designated Life eligible for lifetime benefits,

•	upon the death of the first Designated Life, if a death benefit is payable and the Contract is not continued by a Surviving Spouse who is a Designated Life eligible for lifetime benefits,

•	if both Designated Lives are Joint Owners and there is a change in marital status, the Rider will terminate upon the death of the first Designated Life who is a Contract Owner,

•	the day the Contract is terminated in accordance with the provisions of the Contract,

•	the day that neither Designated Life is an Owner (or Annuitant, in the case of a custodial owned IRA or TSA),

•	the day you exchange this Rider for another withdrawal benefit Rider,

•	the Annuity Date (see the Annuitization subsection for additional information), or

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD Withdrawal) that exceeds the Protected Payment Amount.

The Rider and the Contract will not terminate the day of death of:

•	all Designated Lives eligible for lifetime benefits, or

•	the first Designated Life who is a Contract Owner if both Designated Lives are Joint Owners and there is a change in marital status,

if, at the time of these events, the Contract Value is zero and we are making pre-authorized withdrawals of 5% of the Protected Payment Base. In this case, the Rider will terminate when the Remaining Protected Balance is reduced to zero, see Depletion of Remaining Protected Balance subsection.

Sample Calculations

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

The examples apply to Flexible Lifetime Income (Single) and (Joint) unless otherwise noted below.

Example #1 – Setting of Initial Values.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date

Beginning					Protected	Protected	Remaining
of Contract	Purchase			Annual	Payment	Payment	Protected
Year	Payment	Withdrawal	Contract Value	Credit	Base	Amount	Balance

1	$100,000		$100,000	$0	$100,000	$5,000	$100,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Example #2 – Subsequent Purchase Payments.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

•	No withdrawals taken.
•	No Automatic Resets or Owner-Elected Resets.

Beginning					Protected	Protected	Remaining
of Contract	Purchase			Annual	Payment	Payment	Protected
Year	Payment	Withdrawal	Contract Value	Credit	Base	Amount	Balance

1	$100,000		$100,000	$0	$100,000	$5,000	$100,000

Activity	$100,000		$200,000		$200,000	$10,000	$200,000

2			$207,000	$12,000	$212,000	$10,600	$212,000

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $200,000 ($100,000 + $100,000). The Protected Payment Amount after the Purchase Payment is equal to $10,000 (5% of the Protected Payment Base after the Purchase Payment).

Since no withdrawal occurred prior to the Contract Anniversary at the Beginning of Contract Year 2, an annual credit of $12,000 (6% of the initial Remaining Protected Balance plus cumulative Purchase Payments received after the Rider Effective Date) is applied to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $212,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $10,600 (5% of the Protected Payment Base on that Contract Anniversary).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of additional amounts credited, charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 – Withdrawals Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.
•	A withdrawal equal to or less than the Protected Payment Amount is taken during Contract Years 2, 3 and 4.
•	Automatic Resets at Beginning of Contract Years 4 and 5.

Beginning					Protected	Protected	Remaining
of Contract	Purchase			Annual	Payment	Payment	Protected
Year	Payment	Withdrawal	Contract Value	Credit	Base	Amount	Balance

1	$100,000		$100,000	$0	$100,000	$5,000	$100,000

Activity	$100,000		$200,000		$200,000	$10,000	$200,000

2			$207,000	$12,000	$212,000	$10,600	$212,000

Activity		$10,600	$210,890		$212,000	$0	$201,400

3			$210,890	$0	$212,000	$10,600	$201,400

Activity		$10,600	$215,052		$212,000	$0	$190,800

4	(Prior to Automatic Reset)		$215,052	$0	$212,000	$10,600	$190,800

4	(After Automatic Reset)		$215,052	$0	$215,052	$10,752	$215,052

Activity		$10,600	$219,506		$215,052	$152	$204,452

5	(Prior to Automatic Reset)		$219,506	$0	$215,052	$10,752	$204,452

5	(After Automatic Reset)		$219,506	$0	$219,506	$10,975	$219,506

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

As the withdrawal during Contract Year 2 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($10,600):

•	the Protected Payment Base remains unchanged; and
•	the Remaining Protected Balance is reduced by the amount of the withdrawal to $201,400 ($212,000 − $10,600).

As the withdrawal during Contract Year 3 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($10,600):

•	the Protected Payment Base remains unchanged; and
•	the Remaining Protected Balance is reduced by the amount of the withdrawal to $190,800 ($201,400 − $10,600).

Because at the Beginning of Contract Year 4, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 4 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected

Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 4 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $10,752 (5% of the reset Protected Payment Base).

As the withdrawal during Contract Year 4 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($10,600):

•	the Protected Payment Base remains unchanged;
•	the Remaining Protected Balance is reduced by the amount of the withdrawal to $204,452 ($215,052 − $10,600); and
•	the Protected Payment Amount is reduced to $152 (5% of the Protected Payment Base less cumulative withdrawals (5% × $215,052 − $10,600 = $152).

Because at the Beginning of Contract Year 5, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 5 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 5 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $10,975 (5% of the reset Protected Payment Base).

Since withdrawals occurred during Contract Years 2, 3 and 4, no annual credit will be applied to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal. Since a Reset occurred at the beginning of Contract Year 5, eligibility for the annual credit will again apply.

Example #4 – Withdrawals Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.
•	A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.
•	Automatic Resets at Beginning of Contract Year 4.

Beginning					Protected	Protected	Remaining
of Contract	Purchase		Contract	Annual	Payment	Payment	Protected
Year	Payment	Withdrawal	Value	Credit	Base	Amount	Balance

1	$100,000		$100,000	$0	$100,000	$5,000	$100,000

Activity	$100,000		$200,000		$200,000	$10,000	$200,000

2			$207,000	$12,000	$212,000	$10,600	$212,000

Activity		$15,000	$206,490		$207,590	$0	$197,000

3			$206,490	$0	$207,590	$10,379	$197,000

4	(Prior to Automatic Reset)		$220,944	$0	$207,590	$10,379	$197,000

4	(After Automatic Reset)		$220,944	$0	$220,944	$11,047	$220,944

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $15,000 withdrawal during Contract Year 2 exceeds the Protected Payment Amount immediately prior to the withdrawal ($15,000 > $10,600), the Protected Payment Base and Remaining Protected Balance immediately after the withdrawal are reduced.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $221,490
•	Protected Payment Base = $212,000
•	Remaining Protected Balance = $212,000
•	Protected Payment Amount = $10,600 (5% × Protected Payment Base; 5% × $212,000 = $10,600)
•	No withdrawals were taken prior to the excess withdrawal

A withdrawal of $15,000 was taken, which exceeds the Protected Payment Amount of $10,600 for the Contract Year. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $4,400 (total withdrawal amount − Protected Payment Amount; $15,000 − $10,600 = $4,400).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount). The Contract Value prior to the withdrawal was $221,490, which equals the

$206,490 after the withdrawal plus the $15,000 withdrawal amount. Numerically, the ratio is 2.08% ($4,400 ÷ ($221,490 − $10,600); $4,400 ÷ $210,890 = 0.0208 or 2.08%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $207,590 (Protected Payment Base × (1 − ratio); $212,000 × (1 − 2.08%); $212,000 × 97.92% = $207,590).

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance immediately before the withdrawal is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the new Remaining Protected Balance is $197,210 (Remaining Protected Balance immediately before the withdrawal − Protected Payment Amount) × (1 − ratio); ($212,000 − $10,600) × (1 − 2.08%); $201,400 × 97.92% = $197,210).

To determine the total withdrawal amount reduction, the Remaining Protected Balance immediately before the withdrawal is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the new Remaining Protected Balance is $197,000 (Remaining Protected Balance immediately before the withdrawal − total withdrawal amount; $212,000 − $15,000 = $197,000).

Therefore, since $197,000 (total withdrawal amount method) is less than $197,210 (proportionate method) the new Remaining Protected Balance is $197,000.

The Protected Payment Amount immediately after the withdrawal is equal to $0 (5% of the Protected Payment Base after the withdrawal (5% of $207,590 = $10,379), less cumulative withdrawals during that Contract Year ($15,000), but not less than zero).

Because at the Beginning of Contract Year 4, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 4 – Prior to Automatic Reset), an Automatic Reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 4 – After Automatic Reset).

Since a withdrawal occurred during Contract Year 2, annual credits are not applied to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal. Since a reset occurred at the beginning of Contract Year 4, eligibility for the annual credit will again apply.

Example #5 – RMD Withdrawals.

This is an example of the effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base and Remaining Protected Balance. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance

05/01/2006				$100,000	$5,000	$100,000
Contract Anniversary

01/01/2007			$7,500

03/15/2007	$1,875			$100,000	$3,125	$98,125

05/01/2007				$100,000	$5,000	$98,125
Contract Anniversary

06/15/2007	$1,875			$100,000	$3,125	$96,250

09/15/2007	$1,875			$100,000	$1,250	$94,375

12/15/2007	$1,875			$100,000	$0	$92,500

01/01/2008			$8,000

03/15/2008	$2,000			$100,000	$0	$90,500

05/01/2008				$100,000	$5,000	$90,500
Contract Anniversary

Since the RMD Amount for 2008 increases to $8,000, the quarterly withdrawals of the RMD Amount increase to $2,000, as shown by the RMD Withdrawal on March 15, 2008. Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. The only effect is a reduction in the Remaining Protected Balance equal to the amount of each withdrawal. In addition, each contract year the Protected Payment Amount is reduced by the amount of each withdrawal until the Protected Payment Amount is zero.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance

05/01/2006			$0	$100,000	$5,000	$100,000
Contract Anniversary

01/01/2007			$7,500

03/15/2007	$1,875			$100,000	$3,125	$98,125

04/01/2007		$2,000		$100,000	$1,125	$96,125

05/01/2007				$100,000	$5,000	$96,125
Contract Anniversary

06/15/2007	$1,875			$100,000	$3,125	$94,250

09/15/2007	$1,875			$100,000	$1,250	$92,375

11/15/2007		$4,000		$96,900	$0	$88,300

On 3/15/07 there was an RMD Withdrawal of $1,875 and on 4/1/07 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/06 through 4/30/07) did not exceed the Protected Payment Amount of $5,000 there was no adjustment to the Protected Payment Base. The only effect is a reduction in the Remaining Protected Balance and the Protected Payment Amount equal to the amount of each withdrawal. On 5/1/07, the Protected Payment Amount was re-calculated (5% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/07, there was a non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($5,000). As the withdrawal exceeded the Protected Payment Amount immediately prior to the withdrawal ($1,250), and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $96,900 and the Remaining Protected Balance is reduced to $88,300.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $90,000
•	Protected Payment Base = $100,000
•	Remaining Protected Balance = $92,375
•	Protected Payment Amount = $1,250

A withdrawal of $4,000 was taken, which exceeds the Protected Payment Amount of $1,250 for the Contract Year. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $2,750 (total withdrawal amount − Protected Payment Amount; $4,000 − $1,250 = $2,750).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount). Numerically, the ratio is 3.10% ($2,750 ÷ ($90,000 − $1,250); $2,750 ÷ $88,750 = 0.0310 or 3.10%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $96,900 (Protected Payment Base × (1 − ratio); $100,000 × (1 − 3.10%); $100,000 × 96.90% = $96,900).

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $88,300

(Remaining Protected Balance − Protected Payment Amount) × (1 − ratio); ($92,375 − $1,250) × (1 − 3.10%); $91,125 × 96.90% = $88,300).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $88,375 (Remaining Protected Balance − total withdrawal amount; $92,375 − $4,000 = $88,375).

Therefore, since $88,300 (proportionate method) is less than $88,375 (total withdrawal amount method) the new Remaining Protected Balance is $88,300.

Example #6 – Lifetime Income.

This example applies to Flexible Lifetime Income (Single) only.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	No subsequent Purchase Payments are received.
•	Owner is age 59 1/2 or older when the first withdrawal was taken.
•	Withdrawals, each equal to 5% of the Protected Payment Base are taken each Contract Year.
•	No Automatic Reset or Owner-Elected Reset is assumed during the life of the Rider.

				Protected	Protected	Remaining
Contract		End of Year	Annual	Payment	Payment	Protected
Year	Withdrawal	Contract Value	Credit	Base	Amount	Balance

1	$5,000	$96,489	$0	$100,000	$5,000	$95,000

2	$5,000	$94,384	$0	$100,000	$5,000	$90,000

3	$5,000	$92,215	$0	$100,000	$5,000	$85,000

4	$5,000	$89,982	$0	$100,000	$5,000	$80,000

5	$5,000	$87,681	$0	$100,000	$5,000	$75,000

6	$5,000	$85,311	$0	$100,000	$5,000	$70,000

7	$5,000	$82,871	$0	$100,000	$5,000	$65,000

8	$5,000	$80,357	$0	$100,000	$5,000	$60,000

9	$5,000	$77,768	$0	$100,000	$5,000	$55,000

10	$5,000	$75,101	$0	$100,000	$5,000	$50,000

11	$5,000	$72,354	$0	$100,000	$5,000	$45,000

12	$5,000	$69,524	$0	$100,000	$5,000	$40,000

13	$5,000	$66,610	$0	$100,000	$5,000	$35,000

14	$5,000	$63,608	$0	$100,000	$5,000	$30,000

15	$5,000	$60,517	$0	$100,000	$5,000	$25,000

16	$5,000	$57,332	$0	$100,000	$5,000	$20,000

17	$5,000	$54,052	$0	$100,000	$5,000	$15,000

18	$5,000	$50,674	$0	$100,000	$5,000	$10,000

19	$5,000	$47,194	$0	$100,000	$5,000	$5,000

20	$5,000	$43,610	$0	$100,000	$5,000	$0

21	$5,000	$39,918	$0	$100,000	$5,000	$0

22	$5,000	$36,115	$0	$100,000	$5,000	$0

23	$5,000	$32,199	$0	$100,000	$5,000	$0

24	$5,000	$28,165	$0	$100,000	$5,000	$0

25	$5,000	$24,010	$0	$100,000	$5,000	$0

26	$5,000	$19,730	$0	$100,000	$5,000	$0

27	$5,000	$15,322	$0	$100,000	$5,000	$0

28	$5,000	$10,782	$0	$100,000	$5,000	$0

29	$5,000	$6,105	$0	$100,000	$5,000	$0

30	$5,000	$1,288	$0	$100,000	$5,000	$0

31	$5,000	$0	$0	$100,000	$5,000	$0

32	$5,000	$0	$0	$100,000	$5,000	$0

33	$5,000	$0	$0	$100,000	$5,000	$0

34	$5,000	$0	$0	$100,000	$5,000	$0

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($5,000): (a) the Protected Payment Base remains unchanged; and (b) the Remaining Protected Balance is reduced by the amount of each withdrawal.

Since a withdrawal occurred during Contract Year 1 and no Resets occurred, no annual credit will be applied to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal.

Since it was assumed that the Owner was age 59 1/2 or older when the first withdrawal was taken, withdrawals of 5% of the Protected Payment Base will continue to be paid each year (even after the Contract Value and Remaining Protected Balance have been reduced to zero) until the day of the first death of an Owner or the date of death of the sole surviving Annuitant (death of any Annuitant for Non-Natural Owners), whichever occurs first.

Example #7 – Lifetime Income.

This example applies to Flexible Lifetime Income (Joint) only.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	No subsequent Purchase Payments are received.
•	Withdrawals, each equal to 5% of the Protected Payment Base are taken each Contract Year.
•	No Automatic Reset or Owner-Elected Reset is assumed during the life of the Rider.
•	All Designated Lives remain eligible for lifetime income benefits while the Rider is in effect.
•	Surviving Spouse continues Contract upon the death of the first Designated Life.

				Protected	Protected	Remaining
Contract		End of Year	Annual	Payment	Payment	Protected
Year	Withdrawal	Contract Value	Credit	Base	Amount	Balance

1	$5,000	$96,489	$0	$100,000	$5,000	$95,000

2	$5,000	$94,384	$0	$100,000	$5,000	$90,000

3	$5,000	$92,215	$0	$100,000	$5,000	$85,000

4	$5,000	$89,982	$0	$100,000	$5,000	$80,000

5	$5,000	$87,681	$0	$100,000	$5,000	$75,000

6	$5,000	$85,311	$0	$100,000	$5,000	$70,000

7	$5,000	$82,871	$0	$100,000	$5,000	$65,000

8	$5,000	$80,357	$0	$100,000	$5,000	$60,000

9	$5,000	$77,768	$0	$100,000	$5,000	$55,000

10	$5,000	$75,101	$0	$100,000	$5,000	$50,000

11	$5,000	$72,354	$0	$100,000	$5,000	$45,000

12	$5,000	$69,524	$0	$100,000	$5,000	$40,000

13	$5,000	$66,610	$0	$100,000	$5,000	$35,000

Activity (Death of first Designated Life)

14	$5,000	$63,608	$0	$100,000	$5,000	$30,000

15	$5,000	$60,517	$0	$100,000	$5,000	$25,000

16	$5,000	$57,332	$0	$100,000	$5,000	$20,000

17	$5,000	$54,052	$0	$100,000	$5,000	$15,000

18	$5,000	$50,674	$0	$100,000	$5,000	$10,000

19	$5,000	$47,194	$0	$100,000	$5,000	$5,000

20	$5,000	$43,610	$0	$100,000	$5,000	$0

21	$5,000	$39,918	$0	$100,000	$5,000	$0

22	$5,000	$36,115	$0	$100,000	$5,000	$0

23	$5,000	$32,199	$0	$100,000	$5,000	$0

24	$5,000	$28,165	$0	$100,000	$5,000	$0

25	$5,000	$24,010	$0	$100,000	$5,000	$0

26	$5,000	$19,730	$0	$100,000	$5,000	$0

27	$5,000	$15,322	$0	$100,000	$5,000	$0

28	$5,000	$10,782	$0	$100,000	$5,000	$0

29	$5,000	$6,105	$0	$100,000	$5,000	$0

30	$5,000	$1,288	$0	$100,000	$5,000	$0

31	$5,000	$0	$0	$100,000	$5,000	$0

32	$5,000	$0	$0	$100,000	$5,000	$0

33	$5,000	$0	$0	$100,000	$5,000	$0

34	$5,000	$0	$0	$100,000	$5,000	$0

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($5,000): (a) the Protected Payment Base remains unchanged; and (b) the Remaining Protected Balance is reduced by the amount of each withdrawal.

During Contract Year 13, the death of the first Designated Life occurred. Withdrawals of the Protected Payment Amount (5% of the Protected Payment Base) will continue to be paid each year (even after the Contract Value and Remaining Protected Balance were reduced to zero) until the death of all Designated Lives eligible for lifetime benefits.

If there was a change in Owner, Beneficiary or marital status prior to the death of the first Designated Life that resulted in the surviving Designated Life (spouse) to become ineligible for lifetime income benefits, then the lifetime income benefits under the Rider would not continue for the surviving Designated Life and the Rider would terminate upon the death of the first Designated Life.

Foundation 10

(This Rider is called the Guaranteed Withdrawal Benefit Rider in the Contract’s Rider.)

Rider Terms

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions in effect as of the Rider Effective Date.

Protected Payment Amount – The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base. The Protected Payment Amount on any day after the Rider Effective Date is equal to the lesser of:

•	5% of the Protected Payment Base as of that day, less cumulative withdrawals during that Contract Year, or

•	the Remaining Protected Balance as of that day.

The initial Protected Payment Amount on the Rider Effective Date is equal to 5% of the initial Protected Payment Base.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Remaining Protected Balance – The amount available for future withdrawals made under this Rider. The initial Remaining Protected Balance is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Annual Credit – An amount added to the Protected Payment Base and Remaining Protected Balance.

Maximum Credit Base – An amount equal to 200% of the Remaining Protected Balance as of the Rider Effective Date and any subsequent Purchase Payments made during the first year that the Rider is in effect plus 100% of all subsequent Purchase Payments made after the first year.

Reset Date – Any Contract Anniversary beginning with the 1st Contract Anniversary after the Rider Effective Date on which an Automatic Reset or an Owner-Elected Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

How the Rider Works

On any day, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Remaining Protected Balance is reduced to zero (0). Lifetime withdrawals up to the Protected Payment Amount may continue after the Remaining Protected Balance is reduced to zero (0) if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) was age 59 1/2 or older when the first withdrawal was taken after the Rider Effective Date or the most recent Reset Date, whichever is later. If a withdrawal was taken before age 59 1/2 and there was no subsequent Reset, the Rider will terminate once the Remaining Protected Balance is reduced to zero (0). This Rider also provides for an amount (an “Annual Credit”) to be added to the Protected Payment Base and Remaining Protected Balance if no withdrawals are taken. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

In addition, beginning with the 1st anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value.

If applicable, an Annual Credit is added to the Protected Payment Base and Remaining Protected Balance prior to any Automatic Reset. If the Contract Value as of that Contract Anniversary is greater than the Protected Payment Base (which includes the Annual Credit amount) then the Protected Payment Base and Remaining Protected Balance will be automatically reset to equal the Contract Value.

The Protected Payment Base and Remaining Protected Balance may change over time. The addition of an Annual Credit will increase the Protected Payment Base and the Remaining Protected Balance by the amount of the Annual Credit. An Automatic Reset or Owner-Elected Reset will increase or decrease the Protected Payment Base and Remaining Protected Balance depending on the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will reduce the Remaining Protected Balance by the amount of the withdrawal and will not change the Protected Payment Base. If a withdrawal is greater than the Protected Payment Amount and the Contract Value is less than the Protected Payment Base, both the Protected Payment Base and Remaining Protected Balance will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including a TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59 1/2, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES – IRAs and Qualified Plans.

Withdrawal of Protected Payment Amount

While this Rider is in effect, you may withdraw up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year. If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. The Remaining Protected Balance will decrease by the withdrawal amount immediately following the withdrawal.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD Withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the excess withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. (See example 4 in Sample Calculations below for a numerical example of the adjustments to the Protected Payment Base and Remaining Protected Balance as a result of an excess withdrawal.) If a withdrawal is greater than the Protected Payment Amount and the Contract Value is less than the Protected Payment Base, both the Protected Payment Base and Remaining Protected Balance will be reduced by an amount that is greater than the excess amount withdrawn.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions in effect at that time,

•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•	the Annual RMD Amount is based on this Contract only, and

•	only RMD Withdrawals are made from the Contract during the Contract Year.

Immediately following an RMD Withdrawal, the Remaining Protected Balance will decrease by the RMD Withdrawal amount.

See FEDERAL TAX ISSUES – Qualified Contracts – Required Minimum Distributions.

Depletion of Contract Value

If a withdrawal (including an RMD Withdrawal) does not exceed the Protected Payment Amount and reduces the Contract Value to zero, the following will apply:

•	if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner):

•	was younger than age 59 1/2 when the first withdrawal was taken under the Rider, after the Rider Effective Date or the most recent Reset Date, whichever is later, 5% of the Protected Payment Base will be paid each year until the Remaining Protected Balance is reduced to zero, or

•	was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, 5% of the Protected Payment Base will be paid each year until the day of the first death of an Owner or the date of death of the sole surviving Annuitant.

•	the payments of 5% of the Protected Payment Base will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

•	no additional Purchase Payments will be accepted under the Contract,

•	any Remaining Protected Balance will not be available for payment in a lump sum and will not be applied to provide payments under an Annuity Option, and

•	the Contract will cease to provide any death benefit.

If the Owner or sole surviving Annuitant dies and the Contract Value is zero as of the date of death, there is no death benefit, however, any Remaining Protected Balance will be paid to the Beneficiary under a series of pre-authorized withdrawals and payment frequency (at least annually) then in effect at the time of the Owner’s or sole surviving Annuitant’s death. If, however, the Remaining Protected Balance would be paid over a period that exceeds the life expectancy of the Beneficiary, the pre-authorized withdrawal amount will be adjusted so that the withdrawal payments will be paid over a period that does not exceed the Beneficiary’s life expectancy.

Depletion of Remaining Protected Balance

If a withdrawal (including an RMD Withdrawal) reduces the Remaining Protected Balance to zero and Contract Value remains, the following will apply:

If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner):

•	was younger than age 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, this Rider will terminate, or

•	was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, you may elect to withdraw up to 5% of the Protected Payment Base each year until the day of the first death of an Owner or the date of death of the sole surviving Annuitant. If an Automatic or Owner-Elected Reset occurs, the Remaining Protected Balance will be reinstated to an amount equal to the Contract Value as of that Contract Anniversary.

Before your Remaining Protected Balance is zero, if you took your first withdrawal before age 59 1/2 and you would like to be eligible for lifetime payments under the Rider, an Automatic or Owner-Elected Reset must occur and your first withdrawal after that Reset must be taken on or after age 59 1/2. See the Reset of Protected Payment Base and Remaining Protected Balance subsection of this Rider. If you are younger than age 59 1/2 when the Remaining Protected Balance is zero and Contract Value remains, the Rider will terminate and there is no opportunity for a Reset.

If a withdrawal (except an RMD Withdrawal) made from the Contract exceeds the Protected Payment Amount, the withdrawal will be treated as an excess withdrawal and the Protected Payment Base will be reduced according to the Withdrawals Exceeding the Protected Payment Amount subsection.

Any death benefit proceeds to be paid to the Beneficiary from remaining Contract Value will be paid according to the Death Benefit provisions of the Contract.

Annual Credit

On each Contract Anniversary after the Rider Effective Date, an Annual Credit will be added to the Protected Payment Base and Remaining Protected Balance, as of that Contract Anniversary, if:

•	no withdrawals have occurred after the Rider Effective Date,

•	that Contract Anniversary is within the first 10 Contract Anniversaries, measured from the Rider Effective Date, and

•	the Remaining Protected Balance is less than the Maximum Credit Base.

The Annual Credit is equal to 10% of the total of:

•	the Remaining Protected Balance on the Rider Effective Date, or the most recent Reset Date, whichever is later, and

•	the cumulative Purchase Payments received after the Rider Effective Date or the most recent Reset Date, whichever is later,

as of the Contract Anniversary on which the Annual Credit is added.

Once a withdrawal has occurred, including an RMD Withdrawal, no Annual Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal. In addition, Annual Credit eligibility cannot be reinstated by any Automatic or Owner-Elected Reset.

The Annual Credit is not added to your Contract Value.

Reset of Protected Payment Base and Remaining Protected Balance

Regardless of which reset option is used, on and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued, except that eligibility for the Annual Credit cannot be reinstated with a Reset. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of annual Charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base and Remaining Protected Balance are changed to an amount equal to the Contract Value as of the Reset Date.

If a withdrawal is taken, the Annual Credit will no longer be applied and cannot be restarted with an Automatic or Owner-Elected Reset. In addition, an Automatic or Owner-Elected Reset will not start a new 10 year period for Annual Credit eligibility.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value, if the Protected Payment Base, after any Annual Credit is applied, is less than the Contract Value on that Contract Anniversary. The annual charge percentage may change as a result of any Automatic Reset (see CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges). A Reset does not begin a new 10 year period for the Annual Credit to be applied.

Automatic Reset – Opt-Out Election. Within 60 days after a Contract Anniversary on which an Automatic Reset is effective, you have the option to reinstate the Protected Payment Base, Remaining Protected Balance and annual charge percentage to their respective amounts immediately before the Automatic Reset. Any future Automatic Resets will continue in accordance with the Automatic Reset paragraph above. If you elect this option, your opt-out election must be received, In Proper Form, within the same 60 day period after the Contract Anniversary on which the reset is effective.

Automatic Reset – Future Participation. You may elect not to participate in future Automatic Resets at any time. Your election must be received, In Proper Form, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries.

If you previously elected not to participate in Automatic Resets, you may re-elect to participate in future Automatic Resets at any time. Your election to resume participation must be received, In Proper Form, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries as described in the Automatic Reset paragraph above.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary, elect to reset the Remaining Protected Balance and Protected Payment Base to an amount equal to 100% of the Contract Value. An Owner-Elected Reset may be elected while Automatic Resets are in effect. The annual charge percentage may change as a result of this reset.

If you elect this option, your election must be received, In Proper Form, within 60 days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and any Annual Credit that may be applied. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. You are strongly advised to work with your financial advisor prior to electing an Owner-Elected Reset. We will provide you with written confirmation of your election.

Subsequent Purchase Payments

If we receive additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base and Remaining Protected Balance by the amount of the Purchase Payments. However, for purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the later of the 1st Contract Anniversary or most recent Reset Date to exceed $100,000 without our prior approval. This provision only applies if the Contract to which this Rider is attached permits Purchase Payments after the 1st Contract Anniversary, measured from the Contract Date.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only annuity option is chosen, the annuity payments will be equal to the greater of:

•	the Life Only annual payment amount based on the terms of your Contract, or

•	5% of the Protected Payment Base in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base, Remaining Protected Balance and Protected Payment Amount under this Rider will not be used in determining any annuity payments. Work with your financial advisor to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

The annuity payments described in this subsection are available to you even if your first withdrawal was taken prior to age 59 1/2 and no Resets have occurred.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies while this Rider is in effect and if the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, the surviving spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Remaining Protected Balance is reduced to zero. If the Remaining Protected Balance is zero when the Owner dies, this Rider will terminate.

The surviving spouse may elect any of the reset options available under this Rider for subsequent Contract Anniversaries. If a reset takes place then the provisions of this Rider will continue in full force and in effect for the surviving spouse. In addition, if the surviving spouse is age 59 1/2 or older when the first withdrawal is taken after the most recent Reset Date and this Reset Date occurred after the surviving spouse continued the Contract, then the surviving spouse may take withdrawals of the Protected Payment Amount (based on the new Protected Payment Base) for life.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract and Rider (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Death Benefits).

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements,

•	the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner), was younger than 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later,

•	the date of the first death of an Owner or the date of death of the sole surviving Annuitant (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

•	for Contracts with a Non-Natural Owner, the date of the first death of an Annuitant, including Primary, Joint and Contingent Annuitants,

•	the day the Contract is terminated in accordance with the provisions of the Contract,

•	the day we are notified of a change in ownership of the Contract to a non-spouse Owner if the Contract is Non-Qualified (excluding changes in ownership to or from certain trusts),

•	the day you exchange this Rider for another withdrawal benefit Rider,

•	the Annuity Date (see the Annuitization subsection for additional information), or

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD Withdrawal) that exceeds the Protected Payment Amount.

See the Depletion of Contract Value subsection for situations where the Rider will not terminate when the Contract Value is reduced to zero and see the Depletion of Remaining Protected Balance subsection for situations where the Rider will not terminate when the Remaining Protected Balance is reduced to zero.

Sample Calculations

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

Example #1 – Setting of Initial Values.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date

Beginning					Protected	Protected	Remaining
of Contract	Purchase			Annual	Payment	Payment	Protected	Maximum
Year	Payment	Withdrawal	Contract Value	Credit	Base	Amount	Balance	Credit Base

1	$100,000		$100,000	$0	$100,000	$5,000	$100,000	$200,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000
•	Maximum Credit Base = 200% of the Initial Purchase Payment = $200,000

Example #2 – Subsequent Purchase Payments.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	A subsequent Purchase Payment of $100,000 is received during Contract Years 1 and 2.
•	No withdrawals taken.
•	Automatic Reset at Beginning of Contract Year 10.

Beginning					Protected	Protected	Remaining
of Contract	Purchase			Annual	Payment	Payment	Protected	Maximum
Year	Payment	Withdrawal	Contract Value	Credit	Base	Amount	Balance	Credit Base

1	$100,000		$100,000	$0	$100,000	$5,000	$100,000	$200,000

Activity	$100,000		$200,000		$200,000	$10,000	$200,000	$400,000

2			$207,000	$20,000	$220,000	$11,000	$220,000	$400,000

Activity	$100,000		$307,000		$320,000	$16,000	$320,000	$500,000

3			$321,490	$30,000	$350,000	$17,500	$350,000	$500,000

4			$343,994	$30,000	$380,000	$19,000	$380,000	$500,000

5			$368,073	$30,000	$410,000	$20,500	$410,000	$500,000

6			$393,839	$30,000	$440,000	$22,000	$440,000	$500,000

7			$421,407	$30,000	$470,000	$23,500	$470,000	$500,000

8			$450,906	$30,000	$500,000	$25,000	$500,000	$500,000

9			$482,469	$0	$500,000	$25,000	$500,000	$500,000

10	Prior to Automatic Reset		$516,242	$0	$500,000	$25,000	$500,000	$500,000

10	After Automatic Reset		$516,242	$0	$516,242	$25,812	$516,242	$500,000

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $200,000 ($100,000 + $100,000). Since the subsequent Purchase Payment is received in Contract Year 1, the Maximum Credit Base is increased by 200% of the Purchase Payment, to $400,000. The Protected Payment Amount after the Purchase Payment is equal to $10,000 (5% of the Protected Payment Base after the Purchase Payment since there were no withdrawals during that Contract Year).

Since no withdrawal occurred prior to the Contract Anniversary at the Beginning of Contract Year 2, an annual credit of $20,000 (10% of the initial Remaining Protected Balance plus cumulative Purchase Payments received after the Rider Effective Date) is applied to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $220,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $11,000 (5% of the Protected Payment Base on that Contract Anniversary).

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 2, the Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $320,000 ($220,000 + $100,000). Since the subsequent Purchase Payment is received in Contract Year 2, the Maximum Credit Base is increased by 100% of the Purchase Payment, to $500,000. The

Protected Payment Amount after the Purchase Payment is equal to $16,000 (5% of the Protected Payment Base after the Purchase Payment since there were no withdrawals during that Contract Year).

Since no withdrawal occurred prior to the Contract Anniversary at the Beginning of Contract Year 3, an annual credit of $30,000 (10% of the initial Remaining Protected Balance plus cumulative Purchase Payments received after the Rider Effective Date) is applied to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $350,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $17,500 (5% of the Protected Payment Base on that Contract Anniversary).

An Annual Credit is no longer applied after the Protected Payment Base and Remaining Protected Balance reach the Maximum Credit Base of $500,000 in Contract Year 8.

Because at the Beginning of Contract Year 10, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 10 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 10 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $25,812 (5% of the reset Protected Payment Base).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of additional amounts credited, charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 – Withdrawals Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	A subsequent Purchase Payment of $100,000 is received during Contract Years 1 and 2.
•	A withdrawal equal to or less than the Protected Payment Amount is taken during Contract Years 3 and 4.
•	Automatic Reset at Beginning of Contract Year 6.

Beginning					Protected	Protected	Remaining
of Contract	Purchase			Annual	Payment	Payment	Protected	Maximum
Year	Payment	Withdrawal	Contract Value	Credit	Base	Amount	Balance	Credit Base

1	$100,000		$100,000	$0	$100,000	$5,000	$100,000	$200,000

Activity	$100,000		$200,000		$200,000	$10,000	$200,000	$400,000

2			$207,000	$20,000	$220,000	$11,000	$220,000	$400,000

Activity	$100,000		$307,000		$320,000	$16,000	$320,000	$500,000

3			$321,490	$30,000	$350,000	$17,500	$350,000	$500,000

Activity		$17,500	$326,494		$350,000	$0	$332,500	$500,000

4			$326,494	$0	$350,000	$17,500	$332,500	$500,000

Activity		$17,500	$331,848		$350,000	$0	$315,000	$500,000

5			$331,848	$0	$350,000	$17,500	$315,000	$500,000

6	Prior to Automatic Reset		$355,077	$0	$350,000	$17,500	$315,000	$500,000

6	After Automatic Reset		$355,077	$0	$355,077	$17,753	$355,077	$500,000

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

As the withdrawal during Contract Year 3 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($17,500):

•	the Protected Payment Base remains unchanged; and
•	the Remaining Protected Balance is reduced by the amount of the withdrawal to $332,500 ($350,000 − $17,500).

As the withdrawal during Contract Year 4 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($17,500):

•	the Protected Payment Base remains unchanged; and
•	the Remaining Protected Balance is reduced by the amount of the withdrawal to $315,000 ($332,500 − $17,500).

Because at the Beginning of Contract Year 6, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 6 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 6 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $17,753 (5% of the reset Protected Payment Base).

Since a withdrawal occurred during Contract Year 3, no annual credit will be applied to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal.

Example #4 – Withdrawals Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	A subsequent Purchase Payment of $100,000 is received during Contract Years 1 and 2.
•	A withdrawal greater than the Protected Payment Amount is taken during Contract Year 3.

Beginning					Protected	Protected	Remaining	Maximum
of Contract	Purchase			Annual	Payment	Payment	Protected	Credit
Year	Payment	Withdrawal	Contract Value	Credit	Base	Amount	Balance	Base

1	$100,000		$100,000	$0	$100,000	$5,000	$100,000	$200,000

Activity	$100,000		$200,000		$200,000	$10,000	$200,000	$400,000

2			$207,000	$20,000	$220,000	$11,000	$220,000	$400,000

Activity	$100,000		$321,490		$320,000	$16,000	$320,000	$500,000

3			$321,490	$30,000	$350,000	$17,500	$350,000	$500,000

Activity		$25,000	$318,994		$341,985	$0	$324,885	$500,000

4			$318,994	$0	$341,985	$17,099	$324,885	$500,000

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $25,000 withdrawal during Contract Year 3 exceeds the Protected Payment Amount immediately prior to the withdrawal ($25,000 > $17,500), the Protected Payment Base and Remaining Protected Balance immediately after the withdrawal are reduced.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $343,994
•	Protected Payment Base = $350,000
•	Remaining Protected Balance = $350,000
•	Protected Payment Amount = $17,500 (5% × Protected Payment Base; 5% × $350,000 = $17,500)
•	No withdrawals were taken prior to the excess withdrawal

A withdrawal of $25,000 was taken, which exceeds the Protected Payment Amount of $17,500 for the Contract Year. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $7,500 (total withdrawal amount − Protected Payment Amount; $25,000 − $17,500 = $7,500).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount). The Contract Value prior to the withdrawal was $343,994, which equals the $318,994 after the withdrawal plus the $25,000 withdrawal amount. Numerically, the ratio is 2.29% ($7,500 ÷ ($343,994 − $17,500); $7,500 ÷ $326,494 = 0.0229 or 2.29%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $341,985 (Protected Payment Base × (1 − ratio); $350,000 × (1 − 2.29%); $350,000 × 97.71% = $341,985).

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance immediately before the withdrawal is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the new Remaining Protected Balance is $324,885 (Remaining Protected Balance immediately before the withdrawal − Protected Payment Amount) × (1 − ratio); ($350,000 − $17,500) × (1 − 2.29%); $332,500 × 97.71% = $324,885).

To determine the total withdrawal amount reduction, the Remaining Protected Balance immediately before the withdrawal is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the new Remaining Protected Balance is $325,000 (Remaining Protected Balance immediately before the withdrawal − total withdrawal amount; $350,000 − $25,000 = $325,000).

Therefore, since $324,885 (proportionate method) is less than $325,000 (total withdrawal amount method) the new Remaining Protected Balance is $324,885.

The Protected Payment Amount immediately after the withdrawal is equal to $0 (5% of the Protected Payment Base after the withdrawal (5% of $341,985 = $17,099), less cumulative withdrawals during that Contract Year ($25,000), but not less than zero).

Since a withdrawal occurred during Contract Year 3, annual credits are not applied to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal.

Example #5 – Annual Credit & Resets.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	No subsequent Purchase Payments received.
•	No withdrawals taken.
•	Automatic Reset at Beginning of Contract Years 3, 5, 7 and 9.

Beginning					Protected	Protected	Remaining	Maximum
of Contract	Purchase			Annual	Payment	Payment	Protected	Credit
Year	Payment	Withdrawal	Contract Value	Credit	Base	Amount	Balance	Base

1	$100,000		$100,000	$0	$100,000	$5,000	$100,000	$200,000

2			$107,000	$10,000	$110,000	$5,500	$110,000	$200,000

3			$125,000	$10,000	$125,000	$6,250	$125,000	$200,000

4			$120,000	$12,500	$137,500	$6,875	$137,500	$200,000

5			$190,000	$12,500	$190,000	$9,500	$190,000	$200,000

6			$180,000	$19,000	$209,000	$10,450	$209,000	$200,000

7			$240,000	$0	$240,000	$12,000	$240,000	$200,000

8			$220,000	$0	$240,000	$12,000	$240,000	$200,000

9			$250,000	$0	$250,000	$12,500	$250,000	$200,000

On the Contract Anniversary at the beginning of Contract Year 2, an Annual Credit of $10,000 (10% of the Remaining Protected Balance) is added to the Protected Payment Base and Remaining Protected Balance.

An Annual Credit of $10,000 would have been applied on the Contract Anniversary at the beginning of Contract Year 3, but an Automatic Reset takes place instead, resetting the Protected Payment Base and Remaining Protected Balance to $125,000.

On the Contract Anniversary at the beginning of Contract Year 4, an Annual Credit of $12,500 (10% of the Remaining Protected Balance) is added to the Protected Payment Base and Remaining Protected Balance.

An Annual Credit of $12,500 would have been applied on the Contract Anniversary at the beginning of Contract Year 5, but an Automatic Reset took place instead, resetting the Protected Payment Base and Remaining Protected Balance to $190,000.

On the Contract Anniversary at the beginning of Contract Year 6, an Annual Credit of $19,000 (10% of the Remaining Protected Balance) is added, increasing the Protected Payment Base and Remaining Protected Balance to $209,000. Annual Credits will no longer be added since the Maximum Credit Base of $200,000 has been reached.

Example #6 – RMD Withdrawals.

The effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base and Remaining Protected Balance. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance

05/01/2006				$100,000	$5,000	$100,000
Contract Anniversary

01/01/2007			$7,500

03/15/2007	$1,875			$100,000	$3,125	$98,125

05/01/2007				$100,000	$5,000	$98,125
Contract Anniversary

06/15/2007	$1,875			$100,000	$3,125	$96,250

09/15/2007	$1,875			$100,000	$1,250	$94,375

12/15/2007	$1,875			$100,000	$0	$92,500

01/01/2008			$8,000

03/15/2008	$2,000			$100,000	$0	$90,500

05/01/2008				$100,000	$5,000	$90,500
Contract Anniversary

Since the RMD Amount for 2008 increases to $8,000, the quarterly withdrawals of the RMD Amount increase to $2,000, as shown by the RMD Withdrawal on March 15, 2008. Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. The only effect is a reduction in the Remaining Protected Balance equal to the amount of each withdrawal. In addition, the Protected Payment Amount is reduced by the amount of each withdrawal until the Protected Payment Amount is zero.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance

05/01/2006			$0	$100,000	$5,000	$100,000
Contract Anniversary

01/01/2007			$7,500

03/15/2007	$1,875			$100,000	$3,125	$98,125

04/01/2007		$2,000		$100,000	$1,125	$96,125

05/01/2007				$100,000	$5,000	$96,125
Contract Anniversary

06/15/2007	$1,875			$100,000	$3,125	$94,250

09/15/2007	$1,875			$100,000	$1,250	$92,375

11/15/2007		$4,000		$96,900	$0	$88,300

On 3/15/07 there was an RMD Withdrawal of $1,875 and on 4/1/07 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/06 through 4/30/07) did not exceed the Protected Payment Amount of $5,000 there was no adjustment to the Protected Payment Base. The only effect is a reduction in the Remaining Protected Balance and the Protected Payment Amount equal to the amount of each withdrawal. On 5/1/07, the Protected Payment Amount was re-calculated (5% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/07, there was a non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($5,000). As the withdrawal exceeded the Protected Payment Amount immediately prior to the withdrawal ($1,250), and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $96,900 and the Remaining Protected Balance is reduced to $88,300.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $90,000

•	Protected Payment Base = $100,000
•	Remaining Protected Balance = $92,375
•	Protected Payment Amount = $1,250

A withdrawal of $4,000 was taken, which exceeds the Protected Payment Amount of $1,250 for the Contract Year. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $2,750 (total withdrawal amount − Protected Payment Amount; $4,000 − $1,250 = $2,750).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount). Numerically, the ratio is 3.10% ($2,750 ÷ ($90,000 − $1,250); $2,750 ÷ $88,750 = 0.0310 or 3.10%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $96,900 (Protected Payment Base × (1 − ratio); $100,000 × (1 − 3.10%); $100,000 × 96.90% = $96,900).

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $88,300 (Remaining Protected Balance − Protected Payment Amount) × (1 − ratio); ($92,375 − $1,250) × (1 − 3.10%); $91,125 × 96.90% = $88,300).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $88,375 (Remaining Protected Balance − total withdrawal amount; $92,375 − $4,000 = $88,375).

Therefore, since $88,300 (proportionate method) is less than $88,375 (total withdrawal amount method) the new Remaining Protected Balance is $88,300.

Example #7 – Lifetime Income.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	No subsequent Purchase Payments are received.
•	Owner is age 59 1/2 or older when the first withdrawal was taken.
•	Withdrawals, each equal to 5% of the Protected Payment Base are taken each Contract Year.
•	No Automatic Reset or Owner-Elected Reset is assumed during the life of the Rider.

				Protected	Protected	Remaining
Contract		End of Year	Annual	Payment	Payment	Protected
Year	Withdrawal	Contract Value	Credit	Base	Amount	Balance

1	$5,000	$96,489	$0	$100,000	$5,000	$95,000

2	$5,000	$94,384	$0	$100,000	$5,000	$90,000

3	$5,000	$92,215	$0	$100,000	$5,000	$85,000

4	$5,000	$89,982	$0	$100,000	$5,000	$80,000

5	$5,000	$87,681	$0	$100,000	$5,000	$75,000

6	$5,000	$85,311	$0	$100,000	$5,000	$70,000

7	$5,000	$82,871	$0	$100,000	$5,000	$65,000

8	$5,000	$80,357	$0	$100,000	$5,000	$60,000

9	$5,000	$77,768	$0	$100,000	$5,000	$55,000

10	$5,000	$75,101	$0	$100,000	$5,000	$50,000

11	$5,000	$72,354	$0	$100,000	$5,000	$45,000

12	$5,000	$69,524	$0	$100,000	$5,000	$40,000

13	$5,000	$66,610	$0	$100,000	$5,000	$35,000

14	$5,000	$63,608	$0	$100,000	$5,000	$30,000

15	$5,000	$60,517	$0	$100,000	$5,000	$25,000

16	$5,000	$57,332	$0	$100,000	$5,000	$20,000

17	$5,000	$54,052	$0	$100,000	$5,000	$15,000

18	$5,000	$50,674	$0	$100,000	$5,000	$10,000

19	$5,000	$47,194	$0	$100,000	$5,000	$5,000

20	$5,000	$43,610	$0	$100,000	$5,000	$0

21	$5,000	$39,918	$0	$100,000	$5,000	$0

22	$5,000	$36,115	$0	$100,000	$5,000	$0

23	$5,000	$32,199	$0	$100,000	$5,000	$0

24	$5,000	$28,165	$0	$100,000	$5,000	$0

25	$5,000	$24,010	$0	$100,000	$5,000	$0

26	$5,000	$19,730	$0	$100,000	$5,000	$0

27	$5,000	$15,322	$0	$100,000	$5,000	$0

28	$5,000	$10,782	$0	$100,000	$5,000	$0

29	$5,000	$6,105	$0	$100,000	$5,000	$0

30	$5,000	$1,288	$0	$100,000	$5,000	$0

31	$5,000	$0	$0	$100,000	$5,000	$0

32	$5,000	$0	$0	$100,000	$5,000	$0

33	$5,000	$0	$0	$100,000	$5,000	$0

34	$5,000	$0	$0	$100,000	$5,000	$0

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($5,000): (a) the Protected Payment Base remains unchanged; and (b) the Remaining Protected Balance is reduced by the amount of each withdrawal.

Since a withdrawal occurred during Contract Year 1, no annual credit will be applied to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal.

Since it was assumed that the Owner was age 59 1/2 or older when the first withdrawal was taken, withdrawals of 5% of the Protected Payment Base will continue to be paid each year (even after the Contract Value and Remaining Protected Balance have been reduced to zero) until the day of the first death of an Owner or the date of death of the sole surviving Annuitant (death of any Annuitant for Non-Natural Owners), whichever occurs first.

Lifetime Income Access Plus

(This Rider is called the Enhanced Guaranteed Withdrawal Benefit Rider in the Contract’s Rider.)

Rider Terms

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Internal Revenue Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions in effect as of the Rider Effective Date.

Protected Payment Amount – The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base. The Protected Payment Amount on any day after the Rider Effective Date is equal to the lesser of:

•	5% of the Protected Payment Base as of that day, less cumulative withdrawals during that Contract Year, or

•	the Remaining Protected Balance as of that day.

The initial Protected Payment Amount on the Rider Effective Date is equal to 5% of the initial Protected Payment Base.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Remaining Protected Balance – The amount available for future withdrawals made under this Rider. The initial Remaining Protected Balance is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Income Access Credit – An amount added to the Protected Payment Base and Remaining Protected Balance. The Income Access Credit is referred to as Annual Credit in the Contract’s Rider.

Reset Date – Any Contract Anniversary beginning with the 1st Contract Anniversary after the Rider Effective Date or the most recent Reset Date, whichever is later, on which you elect to Reset the Remaining Protected Balance to an amount equal to 100% of the Contract Value, determined as of that Contract Anniversary.

Rider Effective Date – The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

How the Rider Works

On any day, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Remaining Protected Balance is reduced to zero (0). Lifetime withdrawals up to the Protected Payment Amount may continue after the Remaining Protected Balance is reduced to zero (0) if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) was age 65 or older when the first withdrawal was taken after the Rider Effective Date or the most recent Reset Date, whichever is later. If a withdrawal was taken before age 65 and there was no subsequent Reset, the Rider will terminate once the Remaining Protected Balance is reduced to zero (0). This Rider also provides for an amount (an “Income Access Credit”) to be added to the Protected Payment Base and Remaining Protected Balance. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

In addition, on any Contract Anniversary beginning with the 1st Contract Anniversary after the Rider Effective Date or the most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets and Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value on that Contract Anniversary.

The Protected Payment Base and Remaining Protected Balance may change over time. The addition of an Income Access Credit will increase the Protected Payment Base and the Remaining Protected Balance by the amount of the Income Access Credit. An Automatic Reset or Owner-Elected Reset will increase or decrease the Protected Payment Base and Remaining Protected Balance depending on the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will reduce the Remaining Protected Balance by the amount of the withdrawal and will not change the Protected Payment Base. If a withdrawal is greater than the Protected Payment Amount and the Contract Value is less than the Protected Payment Base, both the Protected Payment Base and Remaining Protected Balance will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including a TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59 1/2, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES – IRAs and Qualified Plans.

Withdrawal of Protected Payment Amount

While this Rider is in effect, you may withdraw up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year. If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. The Remaining Protected Balance will decrease by the withdrawal amount immediately following the withdrawal.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD Withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the excess withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. (See example 4 in Sample Calculations below for a numerical example of the adjustments to the Protected Payment Base and Remaining Protected Balance as a result of an excess withdrawal.) If a withdrawal is greater than the Protected Payment Amount and the Contract Value is less than the Protected Payment Base, both the Protected Payment Base and Remaining Protected Balance will be reduced by an amount that is greater than the excess amount withdrawn.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions in effect at that time,

•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•	the Annual RMD Amount is based on this Contract only, and

•	only RMD Withdrawals are made from the Contract during the Contract Year.

Immediately following an RMD Withdrawal, the Remaining Protected Balance will decrease by the RMD Withdrawal amount.

See FEDERAL TAX ISSUES – Qualified Contracts – Required Minimum Distributions.

Depletion of Contract Value

If a withdrawal (including an RMD Withdrawal) does not exceed the Protected Payment Amount and reduces the Contract Value to zero, the following will apply:

•	if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner):

•	was age 64 or younger when the first withdrawal was taken under the Rider, after the Rider Effective Date or the most recent Reset Date, whichever is later, 5% of the Protected Payment Base will be paid each year until the Remaining Protected Balance is reduced to zero, or

•	was age 65 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, 5% of the Protected Payment Base will be paid each year until the day of the first death of an Owner or the date of death of the sole surviving Annuitant.

•	the payments of 5% of the Protected Payment Base will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

•	no additional Purchase Payments will be accepted under the Contract,

•	any Remaining Protected Balance will not be available for payment in a lump sum and may not be applied to provide payments under an Annuity Option, and

•	the Contract will cease to provide any death benefit.

If the Owner or sole surviving Annuitant dies and the Contract Value is zero as of the date of death, there is no death benefit, however, any Remaining Protected Balance will be paid to the Beneficiary under a series of pre-authorized withdrawals and payment frequency (at least annually) then in effect at the time of the Owner’s or sole surviving Annuitant’s death. If, however, the Remaining Protected Balance would be paid over a period that exceeds the life expectancy of the Beneficiary, the pre-authorized withdrawal amount will be adjusted so that the withdrawal payments will be paid over a period that does not exceed the Beneficiary’s life expectancy.

Depletion of Remaining Protected Balance

If a withdrawal (including an RMD Withdrawal) reduced the Remaining Protected Balance to zero and Contract Value remains, the following will apply:

If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner):

•	was age 64 or younger when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, this Rider will terminate, or

•	was age 65 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, you may elect to withdraw up to 5% of the Protected Payment Base each year until the day of the first death of an Owner or the date of death of the sole surviving Annuitant. If an Automatic or Owner-Elected Reset occurs, the Remaining Protected Balance will be reinstated to an amount equal to the Contract Value as of that Contract Anniversary.

Before your Remaining Protected Balance is zero, if you took your first withdrawal before age 65 and you would like to be eligible for lifetime payments under the Rider, an Automatic or Owner-Elected Reset must occur and your first withdrawal after that Reset must be taken on or after age 65. See the Reset of Protected Payment Base and Remaining Protected Balance subsection of this Rider. If you are younger than age 65 when the Remaining Protected Balance is zero and Contract Value remains, the Rider will terminate and there is no opportunity for a Reset.

If a withdrawal (except an RMD Withdrawal) made from the Contract exceeds the Protected Payment Amount, the Protected Payment Base will be reduced according to the Withdrawals Exceeding the Protected Payment Amount subsection.

Any death benefit proceeds to be paid to the Beneficiary from remaining Contract Value will be paid according to the Death Benefit provisions of the Contract.

Income Access Credit

On each Contract Anniversary after the Rider Effective Date, an Income Access Credit will be added to the Protected Payment Base and Remaining Protected Balance, as of that Contract Anniversary, if:

•	no withdrawals have occurred after the Rider Effective Date or the most recent Reset Date, whichever is later, and

•	that Contract Anniversary is within the first 5 Contract Anniversaries, measured from the Rider Effective Date or the most recent Reset Date, whichever is later.

The Income Access Credit is equal to 6% of the total of:

•	the Remaining Protected Balance on the Rider Effective Date or the most recent Reset Date, whichever is later, and

•	the cumulative Purchase Payments received after the Rider Effective Date or most recent Reset Date, whichever is later,

as of the Contract Anniversary on which the Income Access Credit is added.

Once a withdrawal has occurred, including an RMD Withdrawal, no Income Access Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal, unless a reset occurs.

The Income Access Credit is not added to your Contract Value.

Reset of Protected Payment Base and Remaining Protected Balance

Regardless of which reset option is used, on and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. Eligibility for any Income Access Credit, the limitations and restrictions on Purchase Payments and withdrawals, the deduction of annual Charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base and Remaining Protected Balance are changed to an amount equal to the Contract Value as of the Reset Date.

If you want to participate in Automatic Resets, you must make an affirmative election In Proper Form. Otherwise, you may reset the Protected Payment Base and Remaining Protected Balance as outlined under Owner-Elected Resets (Non-Automatic) below.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value, if the Protected Payment Base, after any Income Access Credit is applied, is less than the Contract Value on that Contract Anniversary. The annual charge percentage may change as a result of any Automatic Reset (see CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges).

Automatic Reset – Opt-Out Election. Within 60 days after a Contract Anniversary on which an Automatic Reset is effective, you have the option to reinstate the Protected Payment Base, Remaining Protected Balance and any change in the annual charge percentage to their respective amounts immediately before the Automatic Reset. Any future Automatic Resets will continue in effect in accordance with the Automatic Reset paragraph above.

If you elect this option, your opt-out election must be received, In Proper Form, within the same 60 day period after the Contract Anniversary on which the reset is effective.

Automatic Reset – Future Participation. You may elect not to participate in future Automatic Resets at any time. Your election must be received, In Proper Form, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries.

If you previously elected not to participate in Automatic Resets, you may re-elect to participate in future Automatic Resets at any time. Your election to resume participation must be received, In Proper Form, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries as described in the Automatic Reset paragraph above.

Owner-Elected Resets (Non-Automatic). On any Contract Anniversary beginning with the 1st Contract Anniversary, measured from the Rider Effective Date or the most recent Reset Date, whichever is later, you may elect to reset the Remaining Protected Balance and Protected Payment Base to an amount equal to 100% of the Contract Value. The annual charge percentage may change as a result of this reset.

If you elect this option, your election must be received, In Proper Form, within 60 days after the Contract Anniversary on which the reset is effective. Your election of this option may result in a reduction in the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and any Income Access Credit that may be applied. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. You are strongly advised to work with your financial advisor prior to electing an Owner-Elected Reset. We will provide you with written confirmation of your election.

Subsequent Purchase Payments

If we receive additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base and Remaining Protected Balance by the amount of the Purchase Payments. However, for purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the later of the 1st Contract Anniversary or most recent Reset Date to exceed $100,000 without our prior approval. This provision only applies if the Contract to which this Rider is attached, permits Purchase Payments after the 1st Contract Anniversary, measured from the Contract Date.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only annuity option is chosen, the annuity payments will be equal to the greater of:

•	the Life Only annual payment amount based on the terms of your Contract, or

•	5% of the Protected Payment Base in effect at the maximum Annuity Date.

The annuity payments described in this subsection are available to you even if your first withdrawal was taken prior to age 65 and no Resets have occurred.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base, Remaining Protected Balance and Protected Payment Amount under this Rider will not be used in determining any annuity payments. Work with your financial advisor to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies while this Rider is in effect and if the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, the surviving spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Remaining Protected Balance is reduced to zero. The surviving spouse may elect to reset the Remaining Protected Balance on any Contract Anniversary. In addition, if the surviving spouse is age 65 or older when the first withdrawal is taken after the most recent

Reset Date and this Reset Date occurred after the surviving spouse continued the Contract, then the surviving spouse may take withdrawals of the Protected Payment Amount (based on the new Protected Payment Base) for life.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract and Rider (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Death Benefits).

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements,

•	the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner), was age 64 or younger when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later,

•	the date of the first death of an Owner or the date of death of the sole surviving Annuitant (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

•	for Contracts with a Non-Natural Owner, the date of the first death of an Annuitant, including Primary, Joint and Contingent Annuitants,

•	the day the Contract is terminated in accordance with the provisions of the Contract,

•	the day we are notified of a change in ownership of the Contract to a non-spouse Owner if the Contract is Non-Qualified (excluding changes in ownership to or from certain trusts),

•	the day you exchange this Rider for another withdrawal benefit Rider,

•	the Annuity Date (see the Annuitization subsection for additional information), or

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD Withdrawal) that exceeds the Protected Payment Amount.

See the Depletion of Contract Value subsection for situations where the Rider will not terminate when the Contract Value is reduced to zero and see the Depletion of Remaining Protected Balance subsection for situations where the Rider will not terminate when the Remaining Protected Balance is reduced to zero.

Sample Calculations

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

Example #1 – Income Access Credit; No Subsequent Purchase Payments; No Withdrawals; No Reset in Remaining Protected Balance.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	No subsequent Purchase Payments are received.
•	No withdrawals taken.
•	No Reset of the Remaining Protected Balance.

Beginning				Income	Protected	Protected	Remaining
of Contract	Purchase		Contract	Access	Payment	Payment	Protected
Year	Payment	Withdrawal	Value	Credit	Base	Amount	Balance

1	$100,000		$100,000		$100,000	$5,000	$100,000

2			$103,000	$6,000	$106,000	$5,300	$106,000

3			$106,090	$6,000	$112,000	$5,600	$112,000

4			$109,273	$6,000	$118,000	$5,900	$118,000

5			$112,551	$6,000	$124,000	$6,200	$124,000

6			$115,927	$6,000	$130,000	$6,500	$130,000

7			$119,405	$0	$130,000	$6,500	$130,000

8			$122,987	$0	$130,000	$6,500	$130,000

9			$126,677	$0	$130,000	$6,500	$130,000

10			$130,477	$0	$130,000	$6,500	$130,000

11			$134,392	$0	$130,000	$6,500	$130,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Since no withdrawal occurred prior to the Contract Anniversary at the beginning of Contract Year 6, an Income Access Credit of $6,000 (6% of initial Remaining Protected Balance) is added to the Protected Payment Base and Remaining Protected Balance on each Contract Anniversary up to the Contract Anniversary at the beginning of Contract Year 6. As a result, on the Contract Anniversary at the beginning of Contract Year 6, the Protected Payment Base and Remaining Protected Balance are equal to $130,000 and the Protected Payment Amount is equal to $6,500 (5% of $130,000).

No Income Access Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary after the Contract Anniversary at the beginning of Contract Year 6, as no reset in the Remaining Protected Balance was assumed.

In addition to the Initial Purchase Payment, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of additional amounts credited, charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #2 – Subsequent Purchase Payment.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	A subsequent Purchase Payment of $50,000 is received during Contract Year 2.
•	No withdrawals taken.

Beginning				Income	Protected	Protected	Remaining
of Contract	Purchase			Access	Payment	Payment	Protected
Year	Payment	Withdrawal	Contract Value	Credit	Base	Amount	Balance

1	$100,000		$100,000		$100,000	$5,000	$100,000

2			$103,000	$6,000	$106,000	$5,300	$106,000

Activity	$50,000		$154,534		$156,000	$7,800	$156,000

3			$156,834	$9,000	$165,000	$8,250	$165,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Since no withdrawal occurred prior to the Contract Anniversary at the beginning of Contract Year 2, an Income Access Credit of $6,000 (6% of Initial Remaining Protected Balance) is added to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $106,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $5,300 (5% of the Protected Payment Base on that Contract Anniversary).

Immediately after the $50,000 subsequent Purchase Payment during Contract Year 2, the Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $156,000 ($106,000 + $50,000). The Protected Payment Amount after the Purchase Payment is equal to $7,800 (5% of the Protected Payment Base after the Purchase Payment since there are no withdrawals during that Contract Year).

Since no withdrawal occurred prior to the Contract Anniversary at the beginning of Contract Year 3, an Income Access Credit of $9,000 (6% of Initial Remaining Protected Balance plus 6% of the $50,000 subsequent Purchase Payment) is added to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $165,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $8,250 (5% of the Protected Payment Base on that Contract Anniversary).

Example #3 – Withdrawal Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	No subsequent Purchase Payments are received.
•	A withdrawal of $5,000 is taken during Contract Year 2.

Beginning				Income	Protected	Protected	Remaining
of Contract	Purchase			Access	Payment	Payment	Protected
Year	Payment	Withdrawal	Contract Value	Credit	Base	Amount	Balance

1	$100,000		$100,000		$100,000	$5,000	$100,000

2			$103,000	$6,000	$106,000	$5,300	$106,000

Activity		$5,000	$99,534		$106,000	$300	$101,000

3			$101,016	$0	$106,000	$5,300	$101,000

4			$104,046	$0	$106,000	$5,300	$101,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Since no withdrawal occurred prior to the Contract Anniversary at the beginning of Contract Year 2, an Income Access Credit of $6,000 (6% of Initial Remaining Protected Balance) is added to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $106,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $5,300 (5% of the Protected Payment Base on that Contract Anniversary).

Because the $5,000 withdrawal during Contract Year 2 does not exceed the Protected Payment Amount ($5,300):

•	the Protected Payment Base remains unchanged;
•	the Remaining Protected Balance is reduced by the amount of the withdrawal to $101,000 ($106,000 − $5,000); and
•	the Protected Payment Amount is equal to $300 (5% of the Protected Payment Base after the withdrawal (5% of $106,000 = $5,300), less cumulative withdrawals during that Contract Year ($5,000)).

Since a withdrawal occurred during Contract Year 2, no Income Access Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal.

Example #4 – Withdrawals Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.
•	A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.
•	Automatic Reset at Beginning of Contract Year 4.

Beginning					Protected	Protected	Remaining
of Contract	Purchase			Annual	Payment	Payment	Protected
Year	Payment	Withdrawal	Contract Value	Credit	Base	Amount	Balance

1	$100,000		$100,000	$0	$100,000	$5,000	$100,000

Activity	$100,000		$200,000		$200,000	$10,000	$200,000

2			$207,000	$12,000	$212,000	$10,600	$212,000

Activity		$15,000	$206,490		$207,590	$0	$197,000

3			$206,490	$0	$207,590	$10,379	$197,000

4	(Prior to Automatic Reset)		$220,944	$0	$207,590	$10,379	$197,000

4	(After Automatic Reset)		$220,944	$0	$220,944	$11,047	$220,944

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $15,000 withdrawal during Contract Year 2 exceeds the Protected Payment Amount immediately prior to the withdrawal ($15,000 > $10,600), the Protected Payment Base and Remaining Protected Balance immediately after the withdrawal are reduced.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $221,490
•	Protected Payment Base = $212,000
•	Remaining Protected Balance = $212,000
•	Protected Payment Amount = $10,600 (5% × Protected Payment Base; 5% × $212,000 = $10,600)
•	No withdrawals were taken prior to the excess withdrawal

A withdrawal of $15,000 was taken, which exceeds the Protected Payment Amount of $10,600 for the Contract Year. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $4,400 (total withdrawal amount − Protected Payment Amount; $15,000 − $10,600 = $4,400).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount). The Contract Value prior to the withdrawal was $221,490, which equals the $206,490 after the withdrawal plus the $15,000 withdrawal amount. Numerically, the ratio is 2.08% ($4,400 ÷ ($221,490 − $10,600); $4,400 ÷ $210,890 = 0.0208 or 2.08%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $207,590 (Protected Payment Base × (1 − ratio); $212,000 × (1 − 2.08%); $212,000 × 97.92% = $207,590).

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance immediately before the withdrawal is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the new Remaining Protected Balance is $197,210 (Remaining Protected Balance immediately before the withdrawal − Protected Payment Amount) × (1 − ratio); ($212,000 − $10,600) × (1 − 2.08%); $201,400 × 97.92% = $197,210).

To determine the total withdrawal amount reduction, the Remaining Protected Balance immediately before the withdrawal is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the new Remaining Protected Balance is $197,000 (Remaining Protected Balance immediately before the withdrawal − total withdrawal amount; $212,000 − $15,000 = $197,000).

Therefore, since $197,000 (total withdrawal amount method) is less than $197,210 (proportionate method) the new Remaining Protected Balance is $197,000.

The Protected Payment Amount immediately after the withdrawal is equal to $0 (5% of the Protected Payment Base after the withdrawal (5% of $207,590 = $10,379), less cumulative withdrawals during that Contract Year ($15,000), but not less than zero).

Because at the Beginning of Contract Year 4, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 4 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 4 – After Automatic Reset).

Since a withdrawal occurred during Contract Year 2, annual credits are not applied to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal. Since a reset occurred at the beginning of Contract Year 4, eligibility for the annual credit will again apply.

Example #5 – RMD Withdrawals.

The effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base and Remaining Protected Balance. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance

05/01/2006 Contract Anniversary				$100,000	$5,000	$100,000

01/01/2007			$7,500

03/15/2007	$1,875			$100,000	$3,125	$98,125

05/01/2007 Contract Anniversary				$100,000	$5,000	$98,125

06/15/2007	$1,875			$100,000	$3,125	$96,250

09/15/2007	$1,875			$100,000	$1,250	$94,375

12/15/2007	$1,875			$100,000	$0	$92,500

01/01/2008			$8,000

03/15/2008	$2,000			$100,000	$0	$90,500

05/01/2008 Contract Anniversary				$100,000	$5,000	$90,500

Since the RMD Amount for 2008 increases to $8,000, the quarterly withdrawals of the RMD Amount increase to $2,000, as shown by the RMD Withdrawal on March 15, 2008. Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. The only effect is a reduction in the Remaining Protected Balance equal to the amount of each withdrawal. In addition, the Protected Payment Amount is reduced by the amount of each withdrawal until the Protected Payment Amount is zero.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance

05/01/2006 Contract Anniversary			$0	$100,000	$5,000	$100,000

01/01/2007			$7,500

03/15/2007	$1,875			$100,000	$3,125	$98,125

04/01/2007		$2,000		$100,000	$1,125	$96,125

05/01/2007 Contract Anniversary				$100,000	$5,000	$96,125

06/15/2007	$1,875			$100,000	$3,125	$94,250

09/15/2007	$1,875			$100,000	$1,250	$92,375

11/15/2007		$4,000		$96,900	$0	$88,300

On 3/15/07 there was an RMD Withdrawal of $1,875 and on 4/1/07 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/06 through 4/30/07) did not exceed the Protected Payment Amount of $5,000 there was no adjustment to the Protected Payment Base. The only effect is a reduction in the Remaining Protected Balance and the Protected Payment Amount equal to the amount of each withdrawal. On 5/1/07, the Protected Payment Amount was re-calculated (5% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/07, there was a non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($5,000). As the withdrawal exceeded the Protected Payment Amount immediately prior to the withdrawal ($1,250), and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $96,900 and the Remaining Protected Balance is reduced to $88,300.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $90,000
•	Protected Payment Base = $100,000
•	Remaining Protected Balance = $92,375
•	Protected Payment Amount = $1,250

A withdrawal of $4,000 was taken, which exceeds the Protected Payment Amount of $1,250 for the Contract Year. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $2,750 (total withdrawal amount − Protected Payment Amount; $4,000 − $1,250 = $2,750).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount). Numerically, the ratio is 3.10% ($2,750 ÷ ($90,000 − $1,250); $2,750 ÷ $88,750 = 0.0310 or 3.10%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $96,900 (Protected Payment Base × (1 − ratio); $100,000 × (1 − 3.10%); $100,000 × 96.90% = $96,900).

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $88,300 (Remaining Protected Balance − Protected Payment Amount) × (1 − ratio); ($92,375 − $1,250) × (1 − 3.10%); $91,125 × 96.90% = $88,300).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $88,375 (Remaining Protected Balance − total withdrawal amount; $92,375 − $4,000 = $88,375).

Therefore, since $88,300 (proportionate method) is less than $88,375 (total withdrawal amount method) the new Remaining Protected Balance is $88,300.

Example #6 – Lifetime Income.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	No subsequent Purchase Payments are received.
•	Owner is age 65 or older when the first withdrawal was taken.
•	Withdrawals, each equal to 5% of the Protected Payment Base are taken each Contract Year.
•	No Reset in the Remaining Protected Balance is assumed during the life of the Rider.

Contract		End of Year	Annual	Protected	Protected	Remaining
Year	Withdrawal	Contract Value	Credit	Payment Base	Payment Amount	Protected Balance

1	$5,000	$96,489	$0	$100,000	$5,000	$95,000

2	$5,000	$94,384	$0	$100,000	$5,000	$90,000

3	$5,000	$92,215	$0	$100,000	$5,000	$85,000

4	$5,000	$89,982	$0	$100,000	$5,000	$80,000

5	$5,000	$87,681	$0	$100,000	$5,000	$75,000

6	$5,000	$85,311	$0	$100,000	$5,000	$70,000

7	$5,000	$82,871	$0	$100,000	$5,000	$65,000

8	$5,000	$80,357	$0	$100,000	$5,000	$60,000

9	$5,000	$77,768	$0	$100,000	$5,000	$55,000

10	$5,000	$75,101	$0	$100,000	$5,000	$50,000

11	$5,000	$72,354	$0	$100,000	$5,000	$45,000

12	$5,000	$69,524	$0	$100,000	$5,000	$40,000

13	$5,000	$66,610	$0	$100,000	$5,000	$35,000

14	$5,000	$63,608	$0	$100,000	$5,000	$30,000

15	$5,000	$60,517	$0	$100,000	$5,000	$25,000

16	$5,000	$57,332	$0	$100,000	$5,000	$20,000

17	$5,000	$54,052	$0	$100,000	$5,000	$15,000

18	$5,000	$50,674	$0	$100,000	$5,000	$10,000

19	$5,000	$47,194	$0	$100,000	$5,000	$5,000

20	$5,000	$43,610	$0	$100,000	$5,000	$0

21	$5,000	$39,918	$0	$100,000	$5,000	$0

22	$5,000	$36,115	$0	$100,000	$5,000	$0

23	$5,000	$32,199	$0	$100,000	$5,000	$0

24	$5,000	$28,165	$0	$100,000	$5,000	$0

25	$5,000	$24,010	$0	$100,000	$5,000	$0

26	$5,000	$19,730	$0	$100,000	$5,000	$0

27	$5,000	$15,322	$0	$100,000	$5,000	$0

28	$5,000	$10,782	$0	$100,000	$5,000	$0

29	$5,000	$6,105	$0	$100,000	$5,000	$0

30	$5,000	$1,288	$0	$100,000	$5,000	$0

31	$5,000	$0	$0	$100,000	$5,000	$0

32	$5,000	$0	$0	$100,000	$5,000	$0

33	$5,000	$0	$0	$100,000	$5,000	$0

34	$5,000	$0	$0	$100,000	$5,000	$0

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($5,000): (a) the Protected Payment Base remains unchanged; and (b) the Remaining Protected Balance is reduced by the amount of each withdrawal.

Since a withdrawal occurred during Contract Year 1, no annual credit will be applied to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal.

Since it was assumed that the Owner was age 65 or older when the first withdrawal was taken, withdrawals of 5% of the Protected Payment Base will continue to be paid each year (even after the Contract Value and Remaining Protected Balance have been reduced to zero) until the day of the first death of an Owner or the date of death of the sole surviving Annuitant (death of any Annuitant for Non-Natural Owners), whichever occurs first.

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PACIFIC ODYSSEY	WHERE TO GO FOR MORE INFORMATION

The Pacific Odyssey variable annuity Contract is offered by Pacific Life & Annuity Company, 700 Newport Center Drive, P.O. Box 9000, Newport Beach, California 92660.

If you have any questions about the Contract, please ask your financial advisor or contact us.

You will find more information about this variable annuity contract and Separate Account A in the Statement of Additional Information (SAI) dated May 1, 2013.

The SAI has been filed with the SEC and is considered to be part of this Prospectus because it is incorporated by reference. In this Prospectus, you will find the table of contents for the SAI on page 81.

You can get a copy of the SAI at no charge by visiting our website, calling or writing to us, or by contacting the SEC. The SEC may charge you a fee for this information.

How to Contact Us
Call or write to us at:
Pacific Life & Annuity Company
P.O. Box 2829
Omaha, Nebraska 68103-2829

(800) 748-6907
6 a.m. through 5 p.m. Pacific time

Send Purchase Payments, other payments and application forms to the following address:

By mail
Pacific Life & Annuity Company
P.O. Box 2736
Omaha, Nebraska 68103-2736

By overnight delivery service
Pacific Life & Annuity Company
1299 Farnam Street, 6th Floor, RSD
Omaha, Nebraska 68102

How to Contact the SEC	Commission’s Public Reference Section 100 F Street, NE Washington, D.C. 20549 (202) 551-8090 Website: www.sec.gov e-mail: publicinfo@sec.gov

FINRA Public Disclosure Program	The Financial Industry Regulatory Authority (FINRA) provides investor protection education through its website and printed materials. The FINRA regulation website address is www.finra.org. An investor brochure that includes information describing the BrokerCheck program may be obtained from FINRA. The FINRA BrokerCheck hotline number is (800) 289-9999. FINRA does not charge a fee for the BrokerCheck program services.

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Pacific Life & Annuity Company
Mailing address:
P.O. Box 2829
Omaha, Nebraska 68103-2829

Visit us at our website: www.PacificLife.com

N307-12A

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2013

PACIFIC ODYSSEY®

SEPARATE ACCOUNT A

Pacific Odyssey (the “Contract”) is a variable annuity contract offered by Pacific Life & Annuity Company (“PL&A”).

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the Contract’s Prospectus, dated May 1, 2013, and any supplement thereto, which is available without charge upon written or telephone request to PL&A. Terms used in this SAI have the same meanings as in the Prospectus, and some additional terms are defined particularly for this SAI. This SAI is incorporated by reference into the Contract’s Prospectus.

Pacific Life & Annuity Company
Mailing Address: P.O. Box 2829
Omaha, Nebraska 68103-2829

(800) 748-6907

i

PERFORMANCE

From time to time, our reports or other communications to current or prospective Contract Owners or our advertising or other promotional material may quote the performance (yield and total return) of a Subaccount. Quoted results are based on past performance and reflect the performance of all assets held in that Subaccount for the stated time period. Quoted results are neither an estimate nor a guarantee of future investment performance, and do not represent the actual experience of amounts invested by any particular Contract Owner.

Total Returns

A Subaccount may advertise its “average annual total return” over various periods of time. “Total return” represents the average percentage change in value of an investment in the Subaccount from the beginning of a measuring period to the end of that measuring period. “Annualized” total return assumes that the total return achieved for the measuring period is achieved for each full year period. “Average annual” total return is computed in accordance with a standard method prescribed by the SEC, and is also referred to as “standardized return.”

Average Annual Total Return

To calculate a Subaccount’s average annual total return for a specific measuring period, we first take a hypothetical $1,000 investment in that Subaccount, at its applicable Subaccount Unit Value (the “initial payment”) and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that Subaccount (“full withdrawal value”). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a Contract Owner under the Contract, including the Risk Charge, and the asset-based Administrative Fee, but does not reflect any charges for applicable premium taxes and/or any other taxes, any non-recurring fees or charges, any increase in the Risk Charge for an optional Death Benefit Rider, or any optional Rider charge. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.

T = (ERV/P)(365/N) − 1

where	T	=	average annual total return
	ERV	=	ending redeemable value
	P	=	hypothetical initial payment of $1,000
	N	=	number of days

Average annual total return figures will be given for recent 1-, 3-, 5- and 10-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Subaccount’s operations, or on a year-by-year basis).

When considering “average” total return figures for periods longer than one year, it is important to note that the relevant Subaccount’s annual total return for any one year in the period might have been greater or less than the average for the entire period.

Aggregate Total Return

A Subaccount may use “aggregate” total return figures along with its “average annual” total return figures for various periods; these figures represent the cumulative change in value of an investment in the Subaccount for a specific period. Aggregate total returns may be shown by means of schedules, charts or graphs and may indicate subtotals of the various components of total return. The SEC has not prescribed standard formulas for calculating aggregate total return.

Non-Standardized Total Returns

We may also calculate non-standardized total returns which may or may not reflect any increases in Risk Charge for an optional Death Benefit Rider, charges for premium taxes and/or any other taxes, any optional Rider charge, or any non-recurring fees or charges.

1

Standardized return figures will always accompany any non-standardized returns shown.

Yields

Cash Management Subaccount

The “yield” (also called “current yield”) of the Cash Management Subaccount is computed in accordance with a standard method prescribed by the SEC. The net change in the Subaccount’s Unit Value during a seven-day period is divided by the Unit Value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is “annualized” by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. The “effective yield” of the Cash Management Subaccount is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [(Base Period Return + 1) (To the power of 365/7)] − 1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Cash Management Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, any increase in the Risk Charge for an optional Death Benefit Rider, any optional Rider charge, but do reflect a deduction for the Risk Charge and the asset-based Administrative Fee.

Other Subaccounts

“Yield” of the other Subaccounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per Subaccount Unit earned during a specified one-month or 30-day period is divided by the Subaccount Unit Value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30-day period for a year), according to the following formula, which assumes semi-annual compounding:

YIELD = 2*[(	a – b c*d	+ 1)[6] − 1]

where:	a	=	net investment income earned during the period by the Portfolio attributable to the Subaccount.
	b	=	expenses accrued for the period (net of reimbursements).
	c	=	the average daily number of Subaccount Units outstanding during the period that were entitled to receive dividends.
	d	=	the Unit Value of the Subaccount Units on the last day of the period.

The yield of each Subaccount reflects the deduction of all recurring fees and charges applicable to the Subaccount, such as the Risk Charge, and the asset-based Administrative Fee, but does not reflect any charge for applicable premium taxes and/or any other taxes, increase in the Risk Charge for an optional Death Benefit Rider, any optional Rider charge, or any non-recurring fees or charges.

The Subaccounts’ yields will vary from time to time depending upon market conditions, the composition of each Portfolio and operating expenses of the Fund allocated to each Portfolio. Consequently, any given performance quotation should not be considered representative of the Subaccount’s performance in the future. Yield should also be considered relative to changes in Subaccount Unit Values and to the relative risks associated with the investment policies and objectives of the various Portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a Subaccount with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

Performance Comparisons and Benchmarks

In advertisements and sales literature, we may compare the performance of some or all of the Subaccounts to the performance of other variable annuity issuers in general and to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds, with investment objectives similar to each of the Subaccounts. This performance may be presented as averages or rankings compiled by Lipper Analytical Services, Inc. (“Lipper”),

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or Morningstar, Inc. (“Morningstar”), which are independent services that monitor and rank the performance of variable annuity issuers and mutual funds in each of the major categories of investment objectives on an industry-wide basis. Lipper’s rankings include variable life issuers as well as variable annuity issuers. The performance analyses prepared by Lipper and Morningstar rank such issuers on the basis of total return, assuming reinvestment of dividends and distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, Morningstar prepares risk adjusted rankings, which consider the effects of market risk on total return performance. We may also compare the performance of the Subaccounts with performance information included in other publications and services that monitor the performance of insurance company separate accounts or other investment vehicles. These other services or publications may be general interest business publications such as The Wall Street Journal, Barron’s, Business Week, Forbes, Fortune, and Money.

In addition, our reports and communications to Contract Owners, advertisements, or sales literature may compare a Subaccount’s performance to various benchmarks that measure the performance of a pertinent group of securities widely regarded by investors as being representative of the securities markets in general or as being representative of a particular type of security. We may also compare the performance of the Subaccounts with that of other appropriate indices of investment securities and averages for peer universes of funds or data developed by us derived from such indices or averages. Unmanaged indices generally assume the reinvestment of dividends or interest but do not generally reflect deductions for investment management or administrative costs and expenses.

Tax Deferred Accumulation

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax-deferred compounding on the Separate Account’s investment returns or upon returns in general. These effects may be illustrated in charts or graphs and may include comparisons at various points in time of returns under the Contract or in general on a tax-deferred basis with the returns on a taxable basis. Different tax rates may be assumed.

In general, individuals who own annuity contracts are not taxed on increases in the value under the annuity contract until some form of distribution is made from the contract (Non-Natural Persons as Owners may not receive tax deferred accumulation). Thus, the annuity contract will benefit from tax deferral during the accumulation period, which generally will have the effect of permitting an investment in an annuity contract to grow more rapidly than a comparable investment under which increases in value are taxed on a current basis. The following chart illustrates this benefit by comparing accumulation under a variable annuity contract with accumulations from an investment on which gains are taxed on a current ordinary income basis.

The chart shows a single Purchase Payment of $10,000, assuming hypothetical annual returns of 0%, 4% and 8%, compounded annually, and a tax rate of 33%. The values shown for the taxable investment do not include any deduction for management fees or other expenses but assume that taxes are deducted annually from investment returns. The values shown for the variable annuity do not reflect the deduction of contractual expenses such as the Risk Charge (equal to an annual rate of 0.15% of average daily Account Value), the Administrative Fee (equal to an annual rate of 0.25% of average daily Account Value), any increase in the Risk Charge for an optional Death Benefit Rider (equal to a maximum annual rate of 0.20% of average daily Account Value), other optional Rider charges (equal to a maximum annual rate of 2.75% of the Protected Payment Base), a charge for premium taxes and/or other taxes, or any underlying Fund expenses.

If these expenses and fees were taken into account, they would reduce the investment return shown for both the taxable investment and the hypothetical variable annuity contract. In addition, these values assume that you do not surrender the Contract or make any withdrawals until the end of the period shown. The chart assumes a full withdrawal, at the end of the period shown, of all Contract Value and the payment of taxes at the 33% rate on the amount in excess of the Purchase Payment.

The rates of return illustrated are hypothetical and are not an estimate or guarantee of performance. Actual tax rates may vary for different assets (e.g. capital gains and qualifying dividend income) and taxpayers from that illustrated. Withdrawals by and distributions to Contract Owners who have not reached age 59 1/2 may be subject to a tax penalty of 10%.

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Power of Tax Deferral

$10,000 investment at annual rates of return of 0%, 4% and 8%, taxed @ 33%

DISTRIBUTION OF THE CONTRACTS

Pacific Select Distributors, Inc. (PSD)

Pacific Select Distributors, Inc., our affiliate, acts as the distributor of the Contracts and offers the Contracts on a continuous basis. PSD is located at 700 Newport Center Drive, Newport Beach, California 92660. PSD is registered as a broker-dealer with the SEC and is a member of FINRA. We pay PSD for acting as distributor under a Distribution Agreement. We and PSD enter into selling agreements with broker-dealers whose financial advisors are authorized by the Insurance Superintendent of the State of New York to solicit applications for the Contracts. The aggregate amount of underwriting commissions paid to PSD for 2012, 2011 and 2010 with regard to this Contract was $0.

PSD or an affiliate does not pay sales compensation to broker-dealers that solicit applications for the Contracts. However, PSD or an affiliate may provide reimbursement for other expenses associated with the promotion and solicitation of applications for the Contracts. You may ask your financial advisor how he/she will personally be compensated for the transaction.

We and/or an affiliate may pay additional cash compensation from our own resources in connection with the promotion and solicitation of applications for the Contracts by some, but not all, broker-dealers. The range of additional cash compensation based on Purchase Payments generally does not exceed 0.20% and trailing compensation based on Account Value generally does not exceed 0.10% on an annual basis. Such additional compensation may give PL&A greater access to financial advisors of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your financial advisor may serve you better, this additional compensation also may afford PL&A a “preferred” status at the recipient broker-dealer and provide some other marketing benefit such as website placement, access to financial advisor lists, extra marketing

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assistance or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the financial advisor market the Contracts.

As of December 31, [     ], the following firms have arrangements in effect with the Distributor pursuant to which the firm is entitled to receive a revenue sharing payment:

American Portfolios Financial Services Inc., Askar Corporation, Bancwest Investment Services Inc., C C O Investment Services Corp, C U N A Brokerage Services Inc., C U S O Financial Services LP, Centaurus Financial, Inc., Citigroup Global Markets Inc., Commonwealth Financial Network, B B V A Compass Investment Solutions Inc., Edward D. Jones & Co., LP, Essex National Securities Inc., F S C Securities Corporation, Fifth Third Securities Inc., Financial Network Investment Corp., First Allied Securities Inc., First Heartland Capital Inc., First Tennessee Brokerage Inc., Geneos Wealth Management Inc., I N G Financial Partners Inc., Infinex Investments Inc., Invest Financial Corporation, Investacorp Inc., Investment Centers of America Inc., Investment Professionals Inc., J J B Hilliard, W L Lyons Inc., Jacques Financial L L C, Janney Montgomery Scott Inc., Key Investment Services L L C, L P L Financial Corp., Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., M & T Securities Inc., M Holdings Securities Inc., M M L Investors Services Inc., Merrill Lynch, Pierce, Fenner & Smith, Morgan Keegan & Company Inc., Morgan Stanley & Co. Incorporated, Multi-Financial Securities Corp., Mutual Of Omaha Investor Services Inc., NF P Securities Inc., National Planning Corporation, NEXT Financial Group Inc., P N C Investments L L C, Park Avenue Securities LLC., Primevest Financial Services Inc., ProEquities Inc., R B C Capital Markets Corporation, Raymond James & Associates Inc., Raymond James Financial Services Inc., Robert W Baird & Company Inc., Royal Alliance Associates Inc., S I I Investments Inc., Sagepoint Financial Inc., Securian Financial Services Inc., Securities America Inc., Sigma Financial Corp., Signator Investors Inc., Sorrento Pacific Financial L L C, Stifel Nicolaus & Company Inc., Suntrust Investment Services Inc., Tower Square Securities Inc., Transamerica Financial Advisors Inc., Triad Advisors Inc., U B S Financial Services Inc., U S Bancorp Investments Inc., Unionbanc Investment Services L L C, United Planners’ Financial Services of America, V S R Financial Services Inc., Vision Investment Services Inc., Walnut Street Securities, Wells Fargo Advisors LLC, Wells Fargo Investments LLC, Wescom Financial Services L L C, Woodbury Financial Services Inc., Zions Direct Inc.

We or our affiliates may also pay override payments, expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset the broker-dealer’s expenses in connection with activities that it is required to perform, such as educating personnel and maintaining records. Financial advisors may also receive non-cash compensation, such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

All of the compensation described in this section, and other compensation or benefits provided by us or our affiliates, may be more or less than the overall compensation on similar or other products and may influence your financial advisor or broker-dealer to present this Contract over other investment options. You may ask your financial advisor about these potential conflicts of interest and how he/she and his/her broker-dealer are compensated for selling the Contract.

Portfolio Managers of the underlying Portfolios available under this Contract may from time to time bear all or a portion of the expenses of conferences or meetings sponsored by PL&A or PSD that are attended by, among others, representatives of PSD, who would receive information and/or training regarding the Fund’s Portfolios and their management by the Portfolio Managers in addition to information regarding the variable annuity and/or life insurance products issued by PL&A and its affiliates. Other persons may also attend all or a portion of any such conferences or meetings, including directors, officers and employees of PL&A, officers and trustees of Pacific Select Fund, and spouses/guests of the foregoing. The Pacific Select Fund Board of Trustees may hold meetings concurrently with such a conference or meeting. The Pacific Select Fund pays for the expenses of the meetings of its Board of Trustees, including the pro rata share of expenses for attendance by the Trustees at the concurrent conferences or meetings sponsored by PL&A or PSD. Additional expenses and promotional items may be paid for by PL&A and/or Portfolio Managers. PSD serves as the Pacific Select Fund Distributor.

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THE CONTRACTS AND THE SEPARATE ACCOUNT

Calculating Subaccount Unit Values

The Unit Value of the Subaccount Units in each Variable Investment Option is computed at the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time on each Business Day. The initial Unit Value of each Subaccount was $10 on the Business Day the Subaccount began operations. At the end of each Business Day, the Unit Value for a Subaccount is equal to:
Y × Z

where	(Y)	=	the Unit Value for that Subaccount as of the end of the preceding Business Day; and
	(Z)	=	the Net Investment Factor for that Subaccount for the period (a “valuation period”) between that Business Day and the immediately preceding Business Day.

The “Net Investment Factor” for a Subaccount for any valuation period is equal to:

(A ÷ B) − C

where	(A)	=	the “per share value of the assets” of that Subaccount as of the end of that valuation period, which is equal to: a+b+c

where	(a)	=	the net asset value per share of the corresponding Portfolio shares held by that Subaccount as of the end of that valuation period;
	(b)	=	the per share amount of any dividend or capital gain distributions made by the Fund for that Portfolio during that valuation period; and
	(c)	=	any per share charge (a negative number) or credit (a positive number) for any income taxes or other amounts set aside during that valuation period as a reserve for any income and/or any other taxes which we determine to have resulted from the operations of the Subaccount or Contract, and/or any taxes attributable, directly or indirectly, to Investments;

(B)	=	the net asset value per share of the corresponding Portfolio shares held by the Subaccount as of the end of the preceding valuation period; and
(C)	=	a factor that assesses against the Subaccount net assets for each calendar day in the valuation period, the basic Risk Charge plus the Administrative Fee and any applicable increase in the Risk Charge (see the CHARGES, FEES AND DEDUCTIONS section in the Prospectus).

Variable Annuity Payment Amounts

The following steps show how we determine the amount of each variable annuity payment under your Contract.

First: Pay Applicable Premium Taxes

When you convert any portion of your Net Contract Value into annuity payments, you must pay any applicable charge for premium taxes and/or other taxes on your Contract Value (unless applicable law requires those taxes to be paid at a later time). We assess this charge by reducing each Account Value proportionately, relative to your Account Value in each Subaccount, in an amount equal to the aggregate amount of the charges. The remaining amount of your available Net Contract Value may be used to provide variable annuity payments. Alternatively, your remaining available Net Contract Value may be used to provide fixed annuity payments, or it may be divided to provide both fixed and variable annuity payments. You may also choose to withdraw some or all of your remaining Net Contract Value less any applicable optional Rider charge, less any charges for premium taxes and/or any other taxes without converting this amount into annuity payments.

Second: The First Variable Payment

We begin by referring to your Contract’s Option Table for your Annuity Option (the “Annuity Option Table”). The Annuity Option Table allows us to calculate the dollar amount of the first variable annuity payment under your Contract, based on the amount applied toward the variable annuity. The number that the Annuity Option Table yields

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will be based on the Annuitant’s age (and, in certain cases, sex) and assumes a 4% rate of return, as described in more detail below.

Example: Assume a man is 65 years of age at his Annuity Date and has selected a lifetime annuity with monthly payments guaranteed for 10 years. According to the Annuity Option Table, this man should receive an initial monthly payment of $5.20 for every $1,000 of his Contract Value (reduced by applicable charges) that he will be using to provide variable payments. Therefore, if his Contract Value after deducting applicable fees and charges is $100,000 on his Annuity Date and he applies this entire amount toward his variable annuity, his first monthly payment will be $520.00.

You may choose any other Annuity Option Table that assumes a different rate of return which we offer at the time your Annuity Option is effective.

Third: Subaccount Annuity Units

For each Subaccount, we use the amount of the first variable annuity payment under your Contract attributed to each Subaccount to determine the number of Subaccount Annuity Units that will form the basis of subsequent payment amounts. First, we use the Annuity Option Table to determine the amount of that first variable payment for each Subaccount. Then, for each Subaccount, we divide that amount of the first variable annuity payment by the value of one Subaccount Annuity Unit (the “Subaccount Annuity Unit Value”) as of the end of the Annuity Date to obtain the number of Subaccount Annuity Units for that particular Subaccount. The number of Subaccount Annuity Units used to calculate subsequent payments under your Contract will not change unless exchanges of Annuity Units are made, (or if the Joint and Survivor Annuity Option is elected and the Primary Annuitant dies first) but the value of those Annuity Units will change daily, as described below.

Fourth: The Subsequent Variable Payments

The amount of each subsequent variable annuity payment will be the sum of the amounts payable based on each Subaccount. The amount payable based on each Subaccount is equal to the number of Subaccount Annuity Units for that Subaccount multiplied by their Subaccount Annuity Unit Value at the end of the Business Day in each payment period you elected that corresponds to the Annuity Date.

Each Subaccount’s Subaccount Annuity Unit Value, like its Subaccount Unit Value, changes each day to reflect the net investment results of the underlying investment vehicle, as well as the assessment of the Risk Charge at an annual rate of 0.15% and the Administrative Fee at an annual rate of 0.25%. In addition, the calculation of Subaccount Annuity Unit Value incorporates an additional factor; as discussed in more detail below, this additional factor adjusts Subaccount Annuity Unit Values to correct for the Option Table’s implicit assumed annual investment return on amounts applied but not yet used to furnish annuity benefits. Any increase in your Risk Charge for an optional death benefit rider is not charged on and after the Annuity Date.

Different Subaccounts may be selected for your Contract before and after your Annuity Date, subject to any restrictions we may establish. Currently, you may exchange Subaccount Annuity Units in any Subaccount for Subaccount Annuity Units in any other Subaccount(s) up to four times in any twelve month period after your Annuity Date. The number of Subaccount Annuity Units in any Subaccount may change due to such exchanges. Exchanges following your Annuity Date will be made by exchanging Subaccount Annuity Units of equivalent aggregate value, based on their relative Subaccount Annuity Unit Values.

Understanding the “Assumed Investment Return” Factor

The Annuity Option Table incorporates a number of implicit assumptions in determining the amount of your first variable annuity payment. As noted above, the numbers in the Annuity Option Table reflect certain actuarial assumptions based on the Annuitant’s age, and, in some cases, the Annuitant’s sex. In addition, these numbers assume that the amount of your Contract Value that you convert to a variable annuity will have a positive net investment return of 4% each year during the payout of your annuity; thus 4% is referred to as an “assumed investment return.”

The Subaccount Annuity Unit Value for a Subaccount will increase only to the extent that the investment performance of that Subaccount exceeds the Risk Charge, the Administrative Fee, and the assumed investment return. The

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Subaccount Annuity Unit Value for any Subaccount will generally be less than the Subaccount Unit Value for that same Subaccount, and the difference will be the amount of the assumed investment return factor.

Example: Assume the net investment performance of a Subaccount is at a rate of 4.00% per year (after deduction of the 0.15% Risk Charge and the 0.25% Administrative Fee). The Subaccount Unit Value for that Subaccount would increase at a rate of 4.00% per year, but the Subaccount Annuity Unit Value would not increase (or decrease) at all. The net investment factor for that 4% return [1.04] is then divided by the factor for the 4% assumed investment return [1.04] and 1 is subtracted from the result to determine the adjusted rate of change in Subaccount Annuity Unit Value:

1.04 1.04	= 1; 1 − 1 = 0; 0 × 100% = 0%.

If the net investment performance of a Subaccount’s assets is at a rate less than 4.00% per year, the Subaccount Annuity Unit Value will decrease, even if the Subaccount Unit Value is increasing.

Example: Assume the net investment performance of a Subaccount is at a rate of 2.60% per year (after deduction of the 0.15% Risk Charge and the 0.25% Administrative Fee). The Subaccount Unit Value for that Subaccount would increase at a rate of 2.60% per year, but the Subaccount Annuity Unit Value would decrease at a rate of 1.35% per year. The net investment factor for that 2.6% return [1.026] is then divided by the factor for the 4% assumed investment return [1.04] and 1 is subtracted from the result to determine the adjusted rate of change in Subaccount Annuity Unit Value:

1.026 1.04	= 0.9865; 0.9865 − 1 = −0.0135; −0.0135 × 100% = −1.35%.

The assumed investment return will always cause increases in Subaccount Annuity Unit Values to be somewhat less than if the assumption had not been made, will cause decreases in Subaccount Annuity Unit Values to be somewhat greater than if the assumption had not been made, and will (as shown in the example above) sometimes cause a decrease in Subaccount Annuity Unit Values to take place when an increase would have occurred if the assumption had not been made. If we had assumed a higher investment return in our Annuity Option tables, it would produce annuities with larger first payments, but the increases in subaccount annuity payments would be smaller and the decreases in subsequent annuity payments would be greater; a lower assumed investment return would produce annuities with smaller first payments, and the increases in subsequent annuity payments would be greater and the decreases in subsequent annuity payments would be smaller.

Redemptions of Remaining Guaranteed Variable Payments Under Options 2 and 4

If variable payments are elected under Annuity Options 2 and 4 (Life with Period Certain and Period Certain Only, respectively), you may redeem all remaining guaranteed variable payments after the Annuity Date (for more information about Annuity Options, see ANNUITIZATION – Choosing your Annuity Option in the Prospectus). Also, under Option 4, partial redemptions of remaining guaranteed variable payments after the Annuity Date are available. If you elect to redeem all remaining guaranteed variable payments in a single sum, we will not make any additional variable annuity payments during the Annuitant’s lifetime or the remaining guaranteed period after the redemption. The amount available upon a full redemption would be the present value of any remaining guaranteed variable payments at the assumed investment return.

The variable payment amount we use in calculating the present value is determined by summing an amount for each Subaccount, which we calculate by multiplying your Subaccount Annuity Units by the Annuity Unit Value next computed after we receive your redemption request. This variable payment amount is then discounted at the assumed investment return from each future Annuity Payment date that falls within the payment guaranteed period. The sum of these discounted remaining variable payment amounts is the present value of remaining guaranteed variable payments.

If you elect to redeem all remaining guaranteed variable payments in a single sum, we will not make any additional variable annuity payments during the remaining guaranteed period after the redemption.

If you elect to redeem a portion of the remaining guaranteed variable payments in a single sum, we will reduce the number of Annuity Units for each Subaccount by the same percentage as the partial redemption value bears to the amount available upon a full redemption.

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Redemption of remaining guaranteed variable payments will not affect the amount of any fixed annuity payments.

Corresponding Dates

If any systematic pre-authorized transaction under your Contract is scheduled to occur on a “corresponding date” that does not exist in a given calendar period or is scheduled to occur on the last day of the month that is not a Business Day, the transaction will be deemed to occur on the last Business Day of the month.

Example: If your Contract is issued on February 29 in year 1 (a leap year), your Contract Anniversary in years 2, 3 and 4 will be on February 28.

Example: If your Annuity Date is January 31, and you select monthly annuity payments, the payments received will be based on valuations made on February 28 (or 29 in a leap year), March 31, April 30, May 31, June 30, July 31, August 31, September 30, October 31, November 30, and December 31 if those days are Business Days. Otherwise, the valuations made will be based on the last Business Day of the applicable month.

Age and Sex of Annuitant

The Contracts generally provide for sex-distinct annuity income factors in the case of life annuities. Statistically, females tend to have longer life expectancies than males; consequently, if the amount of annuity payments is based on life expectancy, they will ordinarily be higher if an annuitant is male than if an annuitant is female. Certain states’ regulations prohibit sex-distinct annuity income factors, and Contracts issued in those states will use unisex factors. In addition, Contracts issued in connection with Qualified Plans are required to use unisex factors.

We may require proof of your Annuitant’s age and sex before or after commencing annuity payments. If the age or sex (or both) of your Annuitant are incorrectly stated in your Contract, we will correct the amount payable to equal the amount that the annuitized portion of the Contract Value under that Contract would have purchased for your Annuitant’s correct age and sex. If we make the correction after annuity payments have started, and we have made overpayments based on the incorrect information, we will deduct the amount of the overpayment, with interest as stated in your Contract, from any payments due then or later; if we have made underpayments, we will add the amount, with interest as stated in your Contract, of the underpayments to the next payment we make after we receive proof of the correct age and/or sex.

Additionally, we may require proof of the Annuitant’s or Owner’s age before any payments associated with the Death Benefit provisions of your Contract are made. If the age or sex of the Annuitant is incorrectly stated in your Contract, we will base any payment associated with the Death Benefit provisions on your Contract on the Annuitant’s or Owner’s correct age or sex.

Systematic Transfer Programs

If you are using the earnings sweep, you may also use portfolio rebalancing only if you selected the Cash Management Subaccount. You may not use dollar cost averaging and the earnings sweep at the same time. Only portfolio rebalancing is available after you annuitize. The systematic transfer options are subject to the same requirements and restrictions as non-systematic transfers.

Dollar Cost Averaging

When you request dollar cost averaging, you are authorizing us to make periodic reallocations of your Contract Value without waiting for any further instruction from you. You may request to begin or stop dollar cost averaging at any time prior to your Annuity Date; the effective date of your request will be the day we receive notice from you In Proper Form. Your request may specify the date on which you want your first transfer to be made. Your first transfer may not be made until 30 days after your Contract Date, and if you specify an earlier date, your first transfer will be delayed until one calendar month after the date you specify. If you request dollar cost averaging on your application for your Contract and you fail to specify a date for your first transfer, your first transfer will be made one period after your Contract Date (that is, if you specify monthly transfers, the first transfer will occur 30 days after your Contract Date; quarterly transfers, 90 days after your Contract Date; semi-annual transfers, 180 days after your Contract Date; and if you specify annual transfers, the first transfer will occur on your Contract Anniversary). If you stop dollar cost

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averaging, you must wait 30 days before you may begin this option again. Currently, we are not enforcing the 30 day waiting period but we reserve the right to enforce such waiting period in the future.

Your request to begin dollar cost averaging must specify the Investment Option you wish to transfer money from (your “source account”). You may choose any one Investment Option as your source account. The Account Value of your source account must be at least $5,000 for you to begin dollar cost averaging. Currently, we are not enforcing the minimum Account Value but we reserve the right to enforce such minimum amounts in the future.

Your request to begin dollar cost averaging must also specify the amount and frequency of your transfers. You may choose monthly, quarterly, semiannual or annual transfers. The amount of your transfers may be specified as a dollar amount or a percentage of your source Account Value; however, each transfer must be at least $250. Currently, we are not enforcing the minimum transfer amount but we reserve the right to enforce such minimum amounts in the future. Dollar cost averaging transfers are not subject to the same requirements and limitations as other transfers.

Finally, your request must specify the Variable Investment Option(s) you wish to transfer amounts to (your “target account(s)”). If you select more than one target account, your dollar cost averaging request must specify how transferred amounts should be allocated among the target accounts. Your source account may not also be a target account.

Your dollar cost averaging transfers will continue until the earlier of:

•	your request to stop dollar cost averaging is effective, or

•	your source Account Value is zero, or

•	your Annuity Date.

If, as a result of a dollar cost averaging transfer, your source Account Value falls below any minimum Account Value we may establish, we have the right, at our option, to transfer that remaining Account Value to your target account(s) on a proportionate basis relative to your most recent allocation instructions. We may change, terminate or suspend the dollar cost averaging option at any time.

Portfolio Rebalancing

Portfolio rebalancing allows you to maintain the percentage of your Contract Value allocated to each Variable Investment Option at a pre-set level prior to annuitization.

For example, you could specify that 30% of your Contract Value should be in Subaccount A, 40% in Subaccount B, and 30% in Subaccount C.

Over time, the variations in each Subaccount’s investment results will shift this balance of these Subaccount Value allocations. If you elect the portfolio rebalancing feature, we will automatically transfer your Subaccount Value back to the percentages you specify.

You may choose to have rebalances made quarterly, semi-annually or annually. Only portfolio rebalancing is available after you annuitize.

Procedures for selecting portfolio rebalancing are generally the same as those discussed in detail above for selecting dollar cost averaging: You may make your request at any time prior to your Annuity Date and it will be effective when we receive it In Proper Form. If you stop portfolio rebalancing, you must wait 30 days to begin again. Currently, we are not enforcing the 30-day waiting period but we reserve the right to enforce such waiting period in the future. If you specify a date fewer than 30 days after your Contract Date, your first rebalance will be delayed one month, and if you request rebalancing on your application but do not specify a date for the first rebalance, it will occur one period after your Contract Date, as described above under Dollar Cost Averaging. We may change, terminate or suspend the portfolio rebalancing feature at any time.

Earnings Sweep

An earnings sweep automatically transfers the earnings attributable to the Cash Management Subaccount (the “sweep option”) to one or more other Variable Investment Options (your “target option(s)”). The Account Value of your

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sweep option will be required to be at least $5,000 when you elect the earnings sweep. Currently, we are not enforcing the minimum Account Value but we reserve the right to enforce such minimum amounts in the future.

You may choose to have earnings sweeps occur monthly, quarterly, semi-annually or annually until you annuitize. At each earnings sweep, we will automatically transfer your accumulated earnings attributable to your sweep option for the previous period proportionately to your target option(s). That is, if you select a monthly earnings sweep, we will transfer the sweep option earnings from the preceding month; if you select a semi-annual earnings sweep, we will transfer the sweep option earnings accumulated over the preceding 6 months. Earnings sweep transfers are not subject to the same requirements and limitations as other transfers.

To determine the earnings, we take the change in the sweep option’s Account Value during the sweep period, add any withdrawals or transfers out of the sweep option Account that occurred during the sweep period, and subtract any allocations to the sweep option Account during the sweep period. The result of this calculation represents the “total earnings” for the sweep period.

If, during the sweep period, you withdraw or transfer amounts from the sweep option Account, we assume that earnings are withdrawn or transferred before any other Account Value. Therefore, your “total earnings” for the sweep period will be reduced by any amounts withdrawn or transferred during the sweep option period. The remaining earnings are eligible for the sweep transfer.

Procedures for selecting the earnings sweep are generally the same as those discussed in detail above for selecting dollar cost averaging and portfolio rebalancing: You may make your request at any time and it will be effective when we receive In Proper Form. If you stop the earnings sweep, you must wait 30 days to begin again. Currently, we are not enforcing the 30-day waiting period but we reserve the right to enforce such waiting period in the future. If you specify a date fewer than 30 days after your Contract Date, your first earnings sweep will be delayed one month, and if you request the earnings sweep on your application but do not specify a date for the first sweep, it will occur one period after your Contract Date, as described above under Dollar Cost Averaging.

If, as a result of an earnings sweep transfer, your source Account Value falls below $500, we have the right, at our option, to transfer that remaining Account Value to your target account(s) on a proportionate basis relative to your most recent allocation instructions. We may change, terminate or suspend the earnings sweep option at any time.

Pre-Authorized Withdrawals

You may specify a dollar amount for your pre-authorized withdrawals, or you may specify a percentage of your Contract Value or an Account Value. You may direct us to make your pre-authorized withdrawals from one or more specific Investment Options. If you do not give us these specific instructions, amounts will be deducted proportionately from your Account Value in each Investment Option.

Procedures for selecting pre-authorized withdrawals are generally the same as those discussed in detail above for selecting dollar cost averaging, portfolio rebalancing, and earnings sweeps: You may make your request at any time and it will be effective when we receive it In Proper Form. If you stop the pre-authorized withdrawals, you must wait 30 days to begin again. Currently, we are not enforcing the 30-day waiting period but we reserve the right to enforce such waiting period in the future.

Each pre-authorized withdrawal is subject to any applicable charge for premium taxes and/or other taxes, to federal income tax on its taxable portion, and, if you have not reached age 59 1/2, may be subject to a 10% federal tax penalty.

More on Federal Tax Issues

Section 817(h) of the Code provides that the investments underlying a variable annuity must satisfy certain diversification requirements. Details on these diversification requirements generally appear in the Fund SAIs. We believe the underlying Variable Investment Options for the Contract meet these requirements. On March 7, 2008, the Treasury Department issued Final Regulations under Section 817(h). These Final Regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. Such guidance may be included in regulations or revenue rulings under Section 817(d) relating to the definition of a variable contract. We reserve the right to make such changes as we deem necessary or appropriate to ensure that your

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Contract continues to qualify as an annuity for tax purposes. Any such changes will apply uniformly to affected Contract Owners and will be made with such notice to affected Contract Owners as is feasible under the circumstances.

For a variable life insurance contract or a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. Under current U.S. tax law, if a contract owner has excessive control over the investments made by a separate account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of “investor control” the contract owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.

Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the contract or the relationship between the contract and a separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given variable contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.

With respect to this first aspect of investor control, we believe that the design of our contracts and the relationship between our contracts and the Portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.

The second way that impermissible investor control might exist concerns your actions. Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular Portfolio. You may not select or direct the purchase or sale of a particular investment of a Separate Account, a Subaccount (or Variable Investment Option), or a Portfolio. All investment decisions concerning the Separate Accounts and the Subaccounts must be made by us, and all investment decisions concerning the underlying Portfolios must be made by the portfolio manager for such Portfolio in his or her sole and absolute discretion, and not by the contract owner. Furthermore, under the IRS pronouncements, you may not enter into an agreement or arrangement with a portfolio manager of a Portfolio or communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a Portfolio, and you may not enter into any such agreement or arrangement or have any such communication with us or PLFA.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the variable contract. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a Portfolio such that you would not derive the tax benefits normally associated with variable life insurance or variable annuities. Although highly unlikely, such an event may have an adverse impact on the fund and other variable contracts. We urge you to consult your own tax adviser with respect to the application of the investor control doctrine.

Loans

Certain Owners of Qualified Contracts may borrow against their Contracts. Otherwise loans from us are not permitted. You may request a loan from us, using your Contract Value as your only security if your Qualified Contract is:

•	not subject to Title 1 of ERISA,

•	issued under Section 403(b) of the Code, and

•	permits loans under its terms (a “Loan Eligible Plan”).

You will be charged interest on your Contract Debt at a fixed annual rate equal to 5%. The amount held in the Loan Account to secure your loan will earn a return equal to an annual rate of 3%. The net amount of interest you pay on your loan will be 2.00% annually.

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Interest charges accrue on your Contract Debt daily, beginning on the effective date of your loan. Interest earned on the Loan Account Value accrue daily beginning on the day following the effective date of the loan, and those earnings will be transferred once a year to your Investment Options in accordance with your most recent allocation instructions.

We may change these loan provisions to reflect changes in the Code or interpretations thereof. We urge you to consult with a qualified tax adviser prior to effecting any loan transaction under your Contract.

If you purchase any optional living benefit rider (including any and all previous, current, and future versions), taking a loan while an optional living benefit rider is in effect will terminate your Rider. If you have an existing loan on your Contract, you should carefully consider whether an optional living benefit rider is appropriate for you.

Tax and Legal Matters

The tax and ERISA rules relating to Contract loans are complex and in many cases unclear. For these reasons, and because the rules vary depending on the individual circumstances, these loans are processed by your Plan Administrator. We urge you to consult with a qualified tax adviser prior to effecting any loan transaction under your Contract.

Generally, interest paid on your loan under a 403(b) tax-sheltered annuity will be considered non-deductible “personal interest” under Section 163(h) of the Code, to the extent the loan comes from and is secured by your pre-tax contributions, even if the proceeds of your loan are used to acquire your principal residence.

Loan Procedures

Your loan request must be submitted on our Non-ERISA TSA Application and Loan Agreement Form. You may submit a loan request 30 days after your Contract Date and before your Annuity Date. However, before requesting a new loan, you must wait 30 days after the last payment of a previous loan. If approved, your loan will usually be effective as of the end of the Business Day on which we receive all necessary documentation In Proper Form. We will normally forward proceeds of your loan to you within 7 calendar days after the effective date of your loan.

In order to secure your loan, on the effective date of your loan, we will transfer an amount equal to the principal amount of your loan into an account called the “Loan Account.” The Loan Account is held under the General Account. To make this transfer, we will transfer amounts proportionately from your Investment Options based on your Account Value in each Investment Option.

As your loan is repaid, a portion, corresponding to the amount of the repayment of any amount then held as security for your loan, will be transferred from the Loan Account back into your Investment Options relative to your most recent allocation instructions.

A transfer from the Loan Account back into your Investment Options following a loan repayment is not considered a transfer under the transfer limitations as stated in the HOW YOUR PURCHASE PAYMENTS ARE ALLOCATED – Transfers and Market-timing Restrictions section in the Prospectus.

Loan Terms

You may have only one loan outstanding at any time. The minimum loan amount is $1,000. Your Contract Debt at the effective date of your loan may not exceed the lesser of:

•	50% of the amount available for withdrawal under this Contract (see the WITHDRAWALS – Optional Withdrawals – Amount Available for Withdrawal section in the Prospectus), or

•	$50,000 less your highest outstanding Contract Debt during the 12-month period immediately preceding the effective date of your loan.

You should refer to the terms of your particular Loan Eligible Plan for any additional loan restrictions. If you have other loans outstanding pursuant to other Loan Eligible Plans, the amount you may borrow may be further restricted. We are not responsible for making any determination (including loan amounts permitted) or any interpretation with respect to your Loan Eligible Plan.

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Repayment Terms

Your loan, including principal and accrued interest, generally must be repaid in quarterly installments. An installment will be due in each quarter on the date corresponding to the effective date of your loan, beginning with the first such date following the effective date of your loan. See the FEDERAL TAX ISSUES – Qualified Contracts – Loans section in the Prospectus.

Example: On May 1, we receive your loan request, and your loan is effective. Your first quarterly payment will be due on August 1.

Adverse tax consequences may result if you fail to meet the repayment requirements for your loan. You must repay principal and interest of any loan in substantially equal payments over the term of the loan. Generally, the term of the loan will be 5 years from the effective date of the loan. However, if you have certified to us that your loan proceeds are to be used to acquire a principal residence for yourself, you may request a loan term of 30 years. In either case, however, you must repay your loan prior to your Annuity Date. If you elect to annuitize (or withdraw) your Net Contract Value while you have an outstanding loan, we will deduct any Contract Debt from your Contract Value at the time of the annuitization (or withdrawal) to repay the Contract Debt.

You may prepay your entire loan at any time. If you do so, we will bill you for any unpaid interest that has accrued through the date of payoff. Your loan will be considered repaid only when the interest due has been paid. Subject to any necessary approval of state insurance authorities, while you have Contract Debt outstanding, we will treat all payments you send us as Investments unless you specifically indicate that your payment is a loan repayment or include your loan payment notice with your payment. To the extent allowed by law, any loan repayments in excess of the amount then due will be applied to the principal balance of your loan. Such repayments will not change the due dates or the periodic repayment amount due for future periods. If a loan repayment is in excess of the principal balance of your loan, any excess repayment will be refunded to you. Repayments we receive that are less than the amount then due will be returned to you, unless otherwise required by law.

If we have not received your full payment by its due date, we will declare the entire remaining loan balance in default. At that time, we will send written notification of the amount needed to bring the loan back to a current status. You will have 60 days from the date on which the loan was declared in default (the “grace period”) to make the required payment.

If the required payment is not received by the end of the grace period, the defaulted loan balance plus accrued interest will be withdrawn from your Contract Value, if amounts under your Contract are eligible for distribution. In order for an amount to be eligible for distribution from a TSA funded by salary reductions you must meet one of five triggering events. The triggering events are:

•	attainment of age 59 1/2,

•	severance from employment,

•	death,

•	disability, and

•	financial hardship (with respect to contributions only, not income or earnings on these contributions).

If those amounts are not eligible for distribution, the defaulted loan balance plus accrued interest will be considered a Deemed Distribution and will be withdrawn when such Contract Values become eligible. In either case, the Distribution or the Deemed Distribution will be considered a currently taxable event, and may be subject to federal tax withholding and may be subject to a 10% federal tax penalty.

If there is a Deemed Distribution under your Contract and to the extent allowed by law, any future withdrawals will first be applied as repayment of the defaulted Contract Debt, including accrued interest and charges for applicable taxes. Any amounts withdrawn and applied as repayment of Contract Debt will first be withdrawn from your Loan Account, and then from your Investment Options on a proportionate basis relative to the Account Value in each Investment Option. If you have an outstanding loan that is in default, the defaulted Contract Debt will be considered a withdrawal for the purpose of calculating any Death Benefit Amount and/or Guaranteed Minimum Death Benefit.

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The terms of any such loan are intended to qualify for the exception in Code Section 72(p)(2) so that the distribution of the loan proceeds will not constitute a distribution that is taxable to you. To that end, these loan provisions will be interpreted to ensure and maintain such tax qualification, despite any other provisions to the contrary. Subject to any regulatory approval, we reserve the right to amend your Contract to reflect any clarifications that may be needed or are appropriate to maintain such tax qualification or to conform any terms of our loan arrangement with you to any applicable changes in the tax qualification requirements. We will send you a copy of any such amendment. If you refuse such an amendment, it may result in adverse tax consequences to you.

Safekeeping of Assets

We are responsible for the safekeeping of the assets of the Separate Account. These assets are held separate and apart from the assets of our General Account and our other separate accounts.

FINANCIAL STATEMENTS

The statements of assets and liabilities of Separate Account A as of December 31, 2012, the related statements of operations for the periods presented, the statements of changes in net assets for each of the periods presented and the financial highlights for each of the periods presented are incorporated by reference in the Statement of Additional Information from the Annual Report of Separate Account A dated December 31, 2012. PL&A’s financial statements as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012 are attached. These financial statements should be considered only as bearing on the ability of PL&A to meet its obligations under the Contracts and not as bearing on the investment performance of the assets held in the Separate Account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
AND INDEPENDENT AUDITORS

The financial statements of Separate Account A of Pacific Life & Annuity Company as of December 31, 2012 and for each of the periods presented have been audited by [                    ], independent registered public accounting firm, as stated in their report included in the Annual Report of Separate Account A dated December 31, 2012, which is incorporated by reference in this Registration Statement.

The financial statements of Pacific Life & Annuity Company as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012 have been audited by [                    ], independent auditors, as stated in their report appearing herein.

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Form No. N308-12A

PART II
Part C: OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements

Part A: None

Part B:
(1)	Registrant’s Financial Statements [TO BE FILED]

Audited Financial Statements dated as of December 31, 2011 and for each of the periods presented which are incorporated by reference from the 2011 Annual Report include the following for Separate Account A:
Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
(2)	Depositor’s Financial Statements [TO BE FILED]

Audited Financial Statements dated as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, included in Part B include the following for Pacific Life & Annuity Company:
Independent Auditors’ Report
Statements of Financial Condition
Statements of Operations
Statements of Stockholder’s Equity
Statements of Cash Flows
Notes to Financial Statements
(b)	Exhibits
1.	(a)	Minutes of Action of Board of Directors of PM Group Life Insurance Company (PM Group) (PL&A) dated July 1, 1998; Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.

2.	Not applicable
3.	(a)	Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-11-061494, filed on June 24, 2011, and incorporated by reference herein.
(b)	Form of Selling Agreement between Pacific Life & Annuity Company (PL&A), PSD and Various Broker-Dealers; Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0000892569-06-000558, filed on April 20, 2006, and incorporated by reference herein.
4.	(a)	Pacific Odyssey — Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-232NY); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.
(b)	Qualified Pension Plan Rider (Form No. 20-24200); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.
(c)	(1)	403(b) Tax-Sheltered Annuity Rider (Form No. 20-25200); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.
(2)	403(b) Tax-Sheltered Annuity Rider (Form No. 20-2156); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001553, filed on December 4, 2008, and incorporated by reference herein.

(3)	403(b) Tax-Sheltered Annuity Rider (Form No. 20-2270)
(d)	(1)	Individual Retirement Annuity Rider (Form No. 20-25400); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.
(2)	Individual Retirement Annuity Rider (Form No. 20-2266)
(e)	(1)	Roth Individual Retirement Annuity Rider (Form No. 20-24000); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.
(2)	Roth Individual Retirement Annuity Rider (Form No. 20-2267)
(f)	(1)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-15300); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.
(2)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-2268)
(g)	Stepped-Up Death Benefit Rider (Form No. 20-23500); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.

(h)	Guaranteed Protection Advantage (GPA) Rider (Form No. 20-27000); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.

(i)	Guaranteed Protection Advantage 5 (GPA 5) Rider (Form No. 20-295-1); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0000892569-05-000070, filed on February 17, 2005 and incorporated by reference herein.

(j)	Guaranteed Income Annuity (GIA) Rider (Form No. 20-2118); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0000892569-05-000912, filed on October 17, 2005, and incorporated by reference herein.
(k)	(1)	Enhanced Guaranteed Withdrawal Benefit Rider (Form No. 20-2120); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0000892569-05-000912, filed on October 17, 2005, and incorporated by reference herein.
(2)	Excess Withdrawal Endorsement (Form No. 15-2152A); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001273, filed on September 11, 2008, and incorporated by reference herein.
(l)	(1)	5% Guaranteed Withdrawal Benefit Rider (Form No. 20-2131); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-06-001254, filed on October 19, 2006 and incorporated by reference herein.
(2)	Excess Withdrawal Endorsement (Form No. 15-2152); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001273, filed on September 11, 2008, and incorporated by reference herein.
(m)	(1)	Joint Life 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-2135); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-07-000470, filed on April 19, 2007, and incorporated by reference herein.
(2)	Excess Withdrawal Endorsement (Form No. 15-2152B); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001273, filed on September 11, 2008, and incorporated by reference herein.
(n)	Guaranteed Protection Advantage 3 Rider (Form No. 20-2144); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-07-001581, filed on December 28, 2007, and incorporated by reference herein.
(o)	(1)	Guaranteed Withdrawal Benefit II Rider (Form No. 20-2146); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-07-001581, filed on December 28, 2007, and incorporated by reference herein.
(2)	Excess Withdrawal Endorsement (Form No. 15-2152); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001273, filed on September 11, 2008, and incorporated by reference herein.
(p)	Guaranteed Withdrawal Benefit III Rider (Form No. 20-2153); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001273, filed on September 11, 2008, and incorporated by reference herein.

(q)	Guaranteed Withdrawal Benefit Rider (Form No. 20-2154); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001273, filed on September 11, 2008, and incorporated by reference herein.

(r)	Joint Life Guaranteed Withdrawal Benefit Rider (Form No. 20-2155); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001273, filed on September 11, 2008, and incorporated by reference herein.

(s)	Income Access Rider (Form No. 20-2104); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001553, filed on December 4, 2008, and incorporated by reference herein.

(t)	Core Withdrawal Benefit Rider (Form No. 20-2162); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-09-000474, filed on April 23, 2009, and incorporated by reference herein.

(u)	Guaranteed Withdrawal Benefit IV Rider (Form No. 20-2176); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-09-070786, filed on December 15, 2009, and incorporated by reference herein.

(v)	Core Withdrawal Benefit II Rider (Form No. 20-2178); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein.

(w)	Guaranteed Withdrawal Benefit V Rider — Single Life (Form No. 20-2194); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-115924, filed on December 23, 2010, and incorporated by reference herein.

(x)	Guaranteed Withdrawal Benefit V Rider — Joint Life (Form No. 20-2195); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-115924, filed on December 23, 2010, and incorporated by reference herein.

(y)	Guaranteed Withdrawal Benefit VII Rider — Single Life (Form No. 20-2204); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-11-037684, filed on April 21, 2011, and incorporated by reference herein.

(z)	Guaranteed Withdrawal Benefit VII Rider — Joint Life (Form No. 20-2205); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-11-037684, filed on April 21, 2011, and incorporated by reference herein.

(aa)	Qualified Retirement Plan Rider (Form No. 20-2269)

5.	(a)	Pacific Odyssey Variable Annuity Application (Form No. 25-23200); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.
(b)	Guaranteed Protection Advantage Rider Request (Form No. N2 (GPAR)); Included in Registration Statement on Form N- 4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.

(c)	Portfolio Optimization Enrollment/Rider Request Form (Form No. N2150-5B); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0000892569-05-000249, filed on April 18, 2005, and incorporated by reference herein.

(d)	Pacific Odyssey Variable Annuity Application (Form No. 25-27820); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0000892569-06-000558, filed on April 20, 2006, and incorporated by reference herein.

(e)	Portfolio Optimization Enrollment/Rider Request Form (Form No. N2150-6B); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0000892569-06-000558, filed on April 20, 2006, and incorporated by reference herein.
6.	(a)	Articles of Incorporation of PM Group Life; Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.
(b)	Amended and Restated Articles of Incorporation of PL&A; Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.

(c)	By-laws of Pacific Life & Annuity Company; Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.
7.	Not applicable
8.	(a)	Pacific Select Fund Participation Agreement; Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.
(b)	Administrative Agreement Between Pacific Life & Annuity Company (PL&A) and Pacific Life Insurance Company (“Pacific Life”); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02- 001851, filed on October 31, 2002 and incorporated by reference herein.

(c)	Fund Participation Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, Inc., American Funds Distributors, American Funds Insurance Series, and Capital Research and Management Company; Included in Registration Statement on Form N-4, File No. 333-71081, Accession No. 0000892569-05-000248, filed on April 18, 2005, and incorporated by reference herein.

(d)	Form of Exhibit B to the Pacific Select Fund Participation Agreement (to add International Small-Cap and Diversified Bond); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0000892569-06-000558, filed on April 20, 2006, and incorporated by reference herein.

(e)	Form of AllianceBernstein Variable Products Series Fund, Inc. Participation Agreement; Included in Registrant’s Form N- 4, File No. 333-100907, Accession No. 0000892569-08-001273, filed on September 11, 2008, and incorporated by reference herein.

(f)	Form of BlackRock Variable Series fund, Inc. Participation Agreement; Included in Registrant’s Form N-4, File No. 333- 100907, Accession No. 0000892569-08-001273, filed on September 11, 2008, and incorporated by reference herein.
(1)	Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein.
(g)	Form of Franklin Templeton Variable Insurance Products Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001273, filed on September 11, 2008, and incorporated by reference herein.
(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein.

(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-11-037684, filed on April 21, 2011, and incorporated by reference herein.
(h)	Form of AllianceBernstein Investments, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001273, filed on September 11, 2008, and incorporated by reference herein.

(i)	Form of BlackRock Distributors, Inc. Administrative Service Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001273, filed on September 11, 2008, and incorporated by reference herein.
(1)	Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein.
(j)	Form of Franklin Templeton Services, LLC Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001273, filed on September 11, 2008, and incorporated by reference herein.
(1)	Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein.

(2)	Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0001193125-12-503053 filed on December 14, 2012, and incorporated by reference herein.

(3)	Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0001193125-12-503053 filed on December 14, 2012, and incorporated by reference herein.
(k)	Form of AIM Variable Insurance Funds Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001553, filed on December 4, 2008, and incorporated by reference herein.
(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-12-006361 filed on April 23, 2012, and incorporated by reference herein.
(l)	Form of Invesco Aim Distributors, Inc. Distribution Services Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001553, filed on December 4, 2008, and incorporated by reference herein.

(m)	Form of Invesco Aim Advisors, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001553, filed on December 4, 2008, and incorporated by reference herein.

(n)	Form of GE Investments Funds, Inc. Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001553, filed on December 4, 2008, and incorporated by reference herein.
(1)	Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein.
(o)	Form of GE Investment Distributors, Inc. Distribution and Services Agreement (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein.

(p)	Form of Van Kampen Life Investment Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001553, filed on December 4, 2008, and incorporated by reference herein.

(q)	Form of Van Kampen Funds, Inc. Shareholder Service Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001553, filed on December 4, 2008, and incorporated by reference herein.

(r)	Form of Van Kampen Asset Management Administrative Services Letter Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001553, filed on December 4, 2008, and incorporated by reference herein.

(s)	Form of GE Investments Funds, Inc. Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein.
(1)	First Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein.
(t)	Form of PIMCO Variable Insurance Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein.

(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-11-037684, filed on April 21, 2011, and incorporated by reference herein.

(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-11-037684, filed on April 21, 2011, and incorporated by reference herein.
(u)	Form of Allianz Global Investors Distributors LLC Selling Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein.

(v)	Form of PIMCO LLC Services Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein.
(1)	Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0001193125-12-503053 filed on December 14, 2012, and incorporated by reference herein.
(w)	Form of MFS Variable Insurance Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333- 160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.
(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-11-037684, filed on April 21, 2011, and incorporated by reference herein.
(x)	Form of MFS Variable Insurance Trust Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

(y)	Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Funds V); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-12-006361 filed on April 23, 2012, and incorporated by reference herein.
(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-12-006361 filed on April 23, 2012, and incorporated by reference herein.

(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-12-006361 filed on April 23, 2012, and incorporated by reference herein.
(z)	Service Contract with Fidelity Distributors Corporation; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-12-006361 filed on April 23, 2012, and incorporated by reference herein.
(1)	Amendment to Service Contract; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-12-006361 filed on April 23, 2012, and incorporated by reference herein.
(aa)	Participation Agreement with First Trust Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333- 100907, Accession No. 0000950123-12-006361 filed on April 23, 2012, and incorporated by reference herein.

(bb)	Administrative Services Agreement with First Trust Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-12-006361 filed on April 23, 2012, and incorporated by reference herein.

(cc)	Support Agreement with First Trust Advisors L.P.; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-12-006361 filed on April 23, 2012, and incorporated by reference herein.

(dd)	Form of American Century Investment Services, Inc. Participation Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012.

(ee)	Form of American Century Investment Services, Inc. Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012.
(1)	First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0001193125-12-503053 filed on December 14, 2012, and incorporated by reference herein.
(ff)	Participation Agreement with Janus Aspen Series; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.
(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0001193125-12-503053 filed on December 14, 2012, and incorporated by reference herein.
(gg)	Distribution and Shareholder Service Agreement with Janus Capital Management LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

(hh)	Administrative Services Agreement with Janus Distributors LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

(ii)	Form of Lord Abbett Series Fund, Inc. Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

(jj)	Form of Lord Abbett Series Fund, Inc. Service Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

(kk)	Form of Lord Abbett Series Fund, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

(ll)	Form of Lord Abbett Series Fund, Inc. Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0001193125-12-503053 filed on December 14, 2012, and incorporated by reference herein.
(1)	First Amendment to Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0001193125-12-503053 filed on December 14, 2012, and incorporated by reference herein.
(mm)	Participation Agreement with Van Eck Worldwide Insurance Trust; Included in Registrant’s Form N-6, File No. 033-21754, Accession No. 0000892569-05-000254 filed on April 19, 2005, and incorporated by reference herein.
(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0001193125-12-503053 filed on December 14, 2012, and incorporated by reference herein.
9.	Opinion and Consent of legal officer of Pacific Life & Annuity Company as to the legality of Contracts being registered; Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.

10.	Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors; [TO BE FILED]

11.	Not applicable

12.	Not applicable

13.	Pacific Odyssey — Performance Calculations; Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.

14.	Powers of Attorney;

Item 25. Directors and Officers of Pacific Life & Annuity Company

Name and Address	Positions and Offices with Pacific Life & Annuity Company
James T. Morris	Director, Chairman and Chief Executive Officer

Khanh T. Tran	Director and President

Adrian S. Griggs	Executive Vice President and Chief Financial Officer

Sharon A. Cheever	Director, Senior Vice President and General Counsel

Jane M. Guon	Director, Vice President and Secretary

Edward R. Byrd	Senior Vice President and Chief Accounting Officer

Brian D. Klemens	Vice President and Controller

Dewey P. Bushaw	Executive Vice President

Joseph W. Krum	Vice President and Treasurer

The address for each of the persons listed above is as follows:
700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life & Annuity Company or Separate Account A
     The following is an explanation of the organization chart of Pacific Life & Annuity Company’s subsidiaries:
PACIFIC LIFE & ANNUITY COMPANY, SUBSIDIARIES & AFFILIATED
ENTERPRISES LEGAL STRUCTURE
Pacific Life & Annuity Company is an Arizona Stock Life Insurance Company wholly-owned by Pacific Life Insurance Company (a Nebraska Stock Life Insurance Company) which is wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

Item 27. Number of Contractholders

Pacific Odyssey—Approximately	25	Qualified
	41	Non Qualified
Item 28. Indemnification
(a)	The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b)	The Form of Selling Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers and Agency (Selling Entities) provides substantially as follows:

Pacific Life & Annuity Company and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life & Annuity Company and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life & Annuity Company and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b)(i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life & Annuity Company or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life & Annuity Company or PSD or that, although previously approved in writing by Pacific Life & Annuity Company or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

Item 29. Principal Underwriters
(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, COLI IV Separate Account, COLI V Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, Separate Account I of Pacific Life Insurance Company, Separate Account I of Pacific Life & Annuity Company.
(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.
(c)	PSD retains no compensation or net discounts or commissions from the Registrant.
Item 30. Location of Accounts and Records
The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life Insurance Company at 700 Newport Center Drive, Newport Beach, California 92660.
Item 31. Management Services
Not applicable
Item 32. Undertakings
The registrant hereby undertakes:
(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.
(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.
(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations
          (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.
          (b) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life & Annuity Company, the sponsoring insurance company of the Registrant represents that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES
          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 5th day of February, 2013.

SEPARATE ACCOUNT A (Registrant)

By:	PACIFIC LIFE & ANNUITY COMPANY

By:

James T. Morris*
Director, Chairman and Chief Executive Officer

By:	PACIFIC LIFE & ANNUITY COMPANY
(Depositor)

By:

James T. Morris*
Director, Chairman and Chief Executive Officer
          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 24 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Director, Chairman and Chief Executive Officer	February 5, 2013
James T. Morris*

	Director and President	February 5, 2013
Khanh T. Tran*

	Executive Vice President and Chief Financial Officer	February 5, 2013
Adrian S. Griggs*

	Director, Senior Vice President and General Counsel	February 5, 2013
Sharon A. Cheever*

	Director, Vice President and Secretary	February 5, 2013
Jane M. Guon*

	Senior Vice President and Chief Accounting Officer	February 5, 2013
Edward R. Byrd*

	Vice President and Controller	February 5, 2013
Brian D. Klemens*

	Executive Vice President	February 5, 2013
Dewey P. Bushaw*

	Vice President and Treasurer	February 5, 2013
Joseph W. Krum*

*By:	/s/ SHARON A. CHEEVER	February 5, 2013

Sharon A. Cheever
as attorney-in-fact
     (Powers of Attorney are contained in this Registration Statement as Exhibit 13).